REGISTRATION STATEMENT NO.333-100434
                                                                       811-21221

================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                 --------------

                                    FORM N-4

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         POST-EFFECTIVE AMENDMENT NO. 8


                                       AND

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 13

                                 --------------

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                           (Exact name of Registrant)

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                               (Name of Depositor)

                                 --------------

                 ONE CITYPLACE, HARTFORD, CONNECTICUT 06103-3415
              (Address of Depositor's Principal Executive Offices)

        Depositor's Telephone Number, including area code: (860) 308-1000

                               -------------------

                                 Marie C. Swift
                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415
                     (Name and Address of Agent for Service)

                                 --------------
Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective (check appropriate box):

[ X ]   immediately upon filing pursuant to paragraph (b) of Rule 485.

[   ]   on May 2, 2005 pursuant to paragraph (b) of Rule 485.

[   ]   __ days after filing pursuant to paragraph (a)(1) of Rule 485.

[   ]   on _______ pursuant to paragraph (a)(1) of Rule 485.

If appropriate, check the following box:

[   ]   this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered: Individual Variable Annuity Contracts


================================================================================

                                     PART A

                                   PROSPECTUS

The purpose of this filing to the Registration Statement, File Number 333-100434 as amended by Post Effective Amendment No. 7 on April 22, 2005, is to add (i) a Prospectus Supplement which describes a new funding option to the Scudder Advocate Advisor and Scudder Advocate Advisor-ST1 variable annuity contracts described in the Registration Statement and (ii) a Prospectus Supplement describing certain events that occurred in connection with the acquisition of the Depositor on July 1, 2005. The prospectuses included in the aforementioned filing are hereby incorporated by reference. Other than as set forth herein, this Post-Effective Amendment No. 8 does not amend or delete any other part of this Registration Statement.

                                      SUPPLEMENT DATED SEPTEMBER 19, 2005 TO THE
               FOLLOWING VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 2, 2005:

                                                SCUDDER ADVOCATE ADVISOR ANNUITY


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES INFORMATION IN THE VARIABLE ANNUITY CONTRACT PROSPECUTS LISTED ABOVE. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

This prospectus supplement provides information about the following changes affecting the contracts described by the prospectus listed above:

     1. On or about September 19, 2005, the Underlying Fund called SVS Index 500 Portfolio will be merged into the Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts; and

     2. The Scudder Aggressive Growth Portfolio is being renamed, and its investment objective and strategies are being revised.

SVS INDEX 500 PORTFOLIO MERGER

Effective on or about September 19, 2005, under a plan of reorganization initiated by Deutsche Asset Management ("DeAM"), the Underlying Fund called SVS Index 500 Portfolio will be merged into Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts described by the prospectus listed above. In connection with this transaction, DeAM solicited voting instructions from contractholders who had amounts allocated to the SVS Index 500 Portfolio as of the record date for the proxy solicitation and, as a result, you may have received the Prospectus/Proxy Statement describing the merger.

Effective with the merger, the SVS Index 500 Portfolio is no longer available. As of the merger, all references in the prospectus to the SVS Index 500 Portfolio relate to the portfolio prior to the merger and are otherwise deleted.

Additionally, the following new information is hereby added to the prospectus listed above, effective September 16, 2005:

     1. The reference to Scudder Investment VIT Funds listed on the first page of the prospectus in the listing of Variable Funding Options is deleted and replaced with the following:

          SCUDDER INVESTMENTS VIT FUNDS
                  Scudder Real Estate Securities Portfolio-Class B Scudder VIT Equity 500 Index Fund-Class B2

     2. The subsection of the Fee Table entitled "Minimum and Maximum Total Annual Fund Operating Expenses" is hereby deleted and replaced with the following:


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                   MINIMUM        MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.                                           0.66%           1.88%

     3. The Underlying Fund Fees and Expenses table subsection of the Fee Table is supplemented as follows:

                                          DISTRIBUTION              TOTAL     CONTRACTUAL FEE   NET TOTAL
                                            AND/OR                  ANNUAL        WAIVER         ANNUAL
                            MANAGEMENT      SERVICE      OTHER     OPERATING   AND/OR EXPENSE   OPERATING
UNDERLYING FUND:               FEE       (12b-1) FEES   EXPENSES    EXPENSES    REIMBURSEMENT   EXPENSES
SCUDDER INVESTMENTS
VIT FUND
Scudder VIT Equity 500
Index Fund-Class B2           0.20%          0.25%      0.21%(1)      0.66%           -           0.66%
------------------------  --------------  -----------  -----------  --------  ----------------  ----------

(1) Includes a subrecordkeeping fee of up to 0.15%. Estimated since no Class B2 shares were issued as of the fund's fiscal year end.


     4. The examples shown in the "Examples" subsection of the Fee Table are hereby deleted and replaced with the following:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses     500       1499     2498     4996     500      1499     2498      4996

Underlying Fund with Minimum
Total Annual Operating Expenses     380       1153     1946     4014     380      1153     1946      4014


EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      441      1330     2231      4530    441      1330     2231      4530

Underlying Fund with Minimum
Total Annual Operating Expenses      320       979     1662      3480    320       979     1662      3480


EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses     451       1359     2276      4610    451      1359     2276      4610

Underlying Fund with Minimum
Total Annual Operating Expenses     330       1008     1710      3572    330      1008     1710      3572

EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      426      1288     2163      4409    426      1288     2163      4409

Underlying Fund with Minimum
Total Annual Operating Expenses      305      935      1589      3341    305       935     1589      3341


     5. The following information is added to the listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection entitled "The Variable Funding Options":


-------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                    ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder VIT Equity 500 Index      Seeks to replicate, as closely as          Deutsche Asset Management, Inc.
     Fund-Class B2                   possible, before the deduction of          Subadvisor: Northern Trust
                                     expenses, the performance of the S&P 500   Investments, N.A.
                                     Index, which emphasizes stocks of large
                                     US companies. It does this by investing,
                                     under normal circumstances, at least 80%
                                     of its total assets, in stocks of
                                     companies included in the S&P 500 Index
                                     and in derivative instruments, such as
                                     futures contracts and options that
                                     provide exposure to the stocks of
                                     companies in the S&P 500 Index.
--------------------------------------------------------------------------------------------------------------------





CHANGES TO SCUDDER AGGRESSIVE GROWTH PORTFOLIO

Effective October 28, 2005, the Underlying Fund called Scudder Aggressive Growth Portfolio will change its name to Scudder Mid Cap Growth Portfolio. As a result, as of October 28, 2005, all references in the prospectus to the Scudder Aggressive Growth Portfolio-Class B shall mean Scudder Mid Cap Growth Portfolio-Class B.

Effective October 28, 2005, the following replaces the information about the Scudder Aggressive Growth Portfolio that appears in listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection of the Fee Table entitled "The Variable Funding Options".

-------------------------------------------------------------------------------------------------------------------
                                                                                          INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                    ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder Mid Cap Growth             Seeks long-term capital growth.  It does   Deutsche Asset Management, Inc.
     Portfolio- Class B               this by investing, under normal
                                      circumstances, at least 80% of its net
                                      assets, plus the amount of any borrowings
                                      for investment purposes, determined at the
                                      time of purchase, in companies with market
                                      capitalizations within the market
                                      capitalization range of the Russell Mid
                                      Cap Growth Index or securities with equity
                                      characteristics that provide exposure to
                                      those companies.
--------------------------------------------------------------------------------------------------------------------





September, 2005                                                          L-24551

                                      SUPPLEMENT DATED SEPTEMBER 19, 2005 TO THE
               FOLLOWING VARIABLE ANNUITY CONTRACT PROSPECTUS DATED MAY 2, 2005:

                                            SCUDDER ADVOCATE ADVISOR-ST1 ANNUITY


THE FOLLOWING INFORMATION SUPPLEMENTS, AND TO THE EXTENT INCONSISTENT THEREWITH, REPLACES INFORMATION IN THE VARIABLE ANNUITY CONTRACT PROSPECTUS LISTED ABOVE. PLEASE RETAIN THIS SUPPLEMENT AND KEEP IT WITH THE PROSPECTUS FOR FUTURE REFERENCE.

This prospectus supplement provides information about the following changes affecting the contracts described by the prospectus listed above:

     1. On or about September 19, 2005, the Underlying Fund called SVS Index 500 Portfolio will be merged into the Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts; and

     2. The Scudder Aggressive Growth Portfolio is being renamed, and its investment objective and strategies are being revised.

SVS INDEX 500 PORTFOLIO MERGER

Effective on or about September 19, 2005, under a plan of reorganization initiated by Deutsche Asset Management ("DeAM"), the Underlying Fund called SVS Index 500 Portfolio will be merged into Scudder VIT Equity 500 Index Fund, a different fund that has not been previously available through the contracts described by the prospectus listed above. In connection with this transaction, DeAM solicited voting instructions from contractholders who had amounts allocated to the SVS Index 500 Portfolio as of the record date for the proxy solicitation and, as a result, you may have received the Prospectus/Proxy Statement describing the merger.

Effective with the merger, the SVS Index 500 Portfolio is no longer available. As of the merger, all references in the prospectus to the SVS Index 500 Portfolio relate to the portfolio prior to the merger and are otherwise deleted.

Additionally, the following new information is hereby added to the prospectus listed above, effective September 16, 2005:

     1. The reference to Scudder Investment VIT Funds listed on the first page of the prospectus in the listing of Variable Funding Options is deleted and replaced with the following:

          SCUDDER INVESTMENTS VIT FUNDS
                  Scudder Real Estate Securities Portfolio-Class B Scudder VIT Equity 500 Index Fund-Class B2

     2. The subsection of the Fee Table entitled "Minimum and Maximum Total Annual Fund Operating Expenses" is hereby deleted and replaced with the following:


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES

                                                   MINIMUM         MAXIMUM
--------------------------------------------------------------------------------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund
assets, including management fees, distribution
and/or service fees (12b-1) fees, and other
expenses.                                            0.66%          1.88%

     3. The Underlying Fund Fees and Expenses table subsection of the Fee Table is supplemented as follows:

                                         DISTRIBUTION               TOTAL     CONTRACTUAL FEE   NET TOTAL
                                            AND/OR                  ANNUAL        WAIVER         ANNUAL
                            MANAGEMENT      SERVICE      OTHER     OPERATING  AND/OR EXPENSE    OPERATING
UNDERLYING FUND:               FEE       (12B-1) FEES   EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
SCUDDER INVESTMENTS
VIT FUND
Scudder VIT Equity 500
Index Fund-Class B2           0.20%          0.25%      0.21%(1)     0.66%           -            0.66%
------------------------  -------------  ------------  ----------  ----------  ---------------  ----------

(1) Includes a subrecordkeeping fee of up to 0.15%. Estimated since no Class B2 shares were issued as of the fund's fiscal year end.


     4. The examples shown in the "Examples" subsection of the Fee Table are hereby deleted and replaced with the following:

EXAMPLE 1 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and a Guaranteed Minimum Withdrawal Benefit (assuming the maximum charge of 1.00% applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      509      1526     2541      5071    509      1526     2541      5071

Underlying Fund with Minimum
Total Annual Operating Expenses      390      1182     1993      4100    390      1182     1993      4100



EXAMPLE 2 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit, and the Guaranteed Minimum Withdrawal Benefit ("GMWB I") (assuming the current 0.40% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      451      1359     2276      4610    451      1359     2276      4610

Underlying Fund with Minimum
Total Annual Operating Expenses      330      1008     1710      3572    330      1008     1710      3572

EXAMPLE 3 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit II ("GMWB II") (assuming the current 0.50% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      460      1387     2321      4689    460      1387     2321      4689

Underlying Fund with Minimum
Total Annual Operating Expenses      340      1037     1757      3662    340      1037     1757      3662



EXAMPLE 4 -- This example assumes that you have elected the most expensive death benefit option, the E.S.P. optional death benefit and the Guaranteed Minimum Withdrawal Benefit III ("GMWB III") (assuming the current 0.25% charge applies).
--------------------------------------------------------------------------------

                                                                         If Contract is NOT surrendered
                                     If Contract is surrendered at        or annuitized at the end of
                                       the end of period shown:                  period shown:
                                    ---------------------------------   ---------------------------------
                                     1         3        5        10      1         3        5        10
FUNDING OPTION                      YEAR     YEARS    YEARS     YEARS   YEAR     YEARS    YEARS     YEARS
---------------------------------------------------------------------------------------------------------
Underlying Fund with Maximum
Total Annual Operating Expenses      436      1316     2208      4490    436      1316     2208      4490

Underlying Fund with Minimum
Total Annual Operating Expenses      315      964      1637      3434    315      964      1637      3434


5. The following information is added to the listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection entitled "The Variable Funding Options":


-------------------------------------------------------------------------------------------------------------------
                                                                                           INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                    ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder VIT Equity 500 Index      Seeks to replicate, as closely as          Deutsche Asset Management, Inc.
     Fund-Class B2                   possible, before the deduction of          Subadvisor: Northern Trust
                                     expenses, the performance of the S&P 500   Investments, N.A.
                                     Index, which emphasizes stocks of large
                                     US companies. It does this by investing,
                                     under normal circumstances, at least 80%
                                     of its total assets, in stocks of
                                     companies included in the S&P 500 Index
                                     and in derivative instruments, such as
                                     futures contracts and options that
                                     provide exposure to the stocks of
                                     companies in the S&P 500 Index.
-------------------------------------------------------------------------------------------------------------------





CHANGES TO SCUDDER AGGRESSIVE GROWTH PORTFOLIO

Effective October 28, 2005, the Underlying Fund called Scudder Aggressive Growth Portfolio will change its name to Scudder Mid Cap Growth Portfolio. As a result, as of October 28,

2005, all references in the prospectus to the Scudder Aggressive Growth Portfolio-Class B shall mean Scudder Mid Cap Growth Portfolio-Class B.

Effective October 28, 2005, the following replaces the information about the Scudder Aggressive Growth Portfolio that appears in listing of the Underlying Funds, their investment objectives and investment advisers located in the subsection of the Fee Table entitled "The Variable Funding Options".


-------------------------------------------------------------------------------------------------------------------
                                                                                           INVESTMENT
           FUNDING OPTION                      INVESTMENT OBJECTIVE                    ADVISER/SUBADVISER
-------------------------------------------------------------------------------------------------------------------
   Scudder Mid Cap Growth             Seeks long-term capital growth.  It does    Deutsche Asset Management, Inc.
     Portfolio- Class B               this by investing, under normal
                                      circumstances, at least 80% of its net
                                      assets, plus the amount of any borrowings
                                      for investment purposes, determined at the
                                      time of purchase, in companies with market
                                      capitalizations within the market
                                      capitalization range of the Russell Mid
                                      Cap Growth Index or securities with equity
                                      characteristics that provide exposure to
                                      those companies.
--------------------------------------------------------------------------------------------------------------------







September, 2005                                                          L-24552

                                           SUPPLEMENT DATED JULY 15, 2005 TO THE
                                     VARIABLE CONTRACT PROSPECTUSES LISTED BELOW

The following information supplements, and to the extent inconsistent therewith, replaces the information in the prospectus and statement of additional information. Please retain this supplement for future reference.

On July 1, 2005, Citigroup Inc. completed the sale of its life and annuity businesses to MetLife, Inc. The sale included The Travelers Insurance Company ("TIC") and The Travelers Life and Annuity Company ("TLAC"), the insurance companies that issue the variable contract described in your prospectus. The sale also included TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract. Also as part of the transaction, TIC distributed its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc.

As a result of the transaction, please note the following:

TIC and TLAC are now wholly-owned subsidiaries of MetLife, Inc., a publicly traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and other financial services to individual and institutional customers.

TIC and TLAC are no longer affiliates of Citigroup, Inc., Citicorp Investment Services, Inc. ("CIS"), Citigroup Global Markets, Inc. ("Smith Barney"), or PFS Investments, Inc. ("Primerica"). All references in the prospectus to these entities being affiliates of TIC or TLAC are deleted.

MetLife, Inc. and Citigroup Inc. have entered into a Distribution Agreement under which TIC and TLAC have the right to continue to provide life and annuity products to any distributor affiliated with Citigroup, Inc. on a non-exclusive basis for ten years following the transaction. This right may be on an exclusive basis for the first five years, if TIC and TLAC had exclusive rights to provide products to that distributor prior to the transaction. The Distribution Agreement also provides for additional rights and opportunities to distribute other life and annuity products through the Citigroup distribution network.

TIC and TLAC have entered into a five-year agreement with certain affiliates of Citigroup, Inc. relating to the use of mutual funds advised by a Citigroup affiliate in variable contracts offered by TIC and TLAC. During the term of this agreement, TIC and TLAC, subject to their fiduciary and other legal duties, generally are obligated in the first instance to consider funds advised by Citigroup affiliates in seeking to make a substitution for a fund advised by a Citigroup affiliate.

The agreement also obligates Citigroup affiliates to continue on their current terms certain arrangements under which TIC and TLAC and Travelers Distribution LLC ("TDLLC") receive payments in connection with their provision of administrative, marketing or other support services to the funds advised or subadvised by Citigroup affiliates. More information concerning these arrangements generally, which are similar to arrangements TIC and TLAC and TDLLC have with other fund families, is provided in the prospectus under "Administrative, Marketing and Support Service Fees." The agreement between MetLife, Inc. and Citigroup Inc. further provides that any modification of such arrangements, subject to the parties' fiduciary and other legal duties, shall be on market terms.

The following portfolios of Travelers Series Fund Inc. have been reorganized into portfolios of The Travelers Series Trust pursuant to a vote of shareholders of each portfolio: AIM Capital Appreciation portfolio, MFS Total Return portfolio, Pioneer Strategic Income portfolio, Salomon Brothers Strategic Total Return Bond portfolio, Strategic Equity portfolio, Travelers Managed Income portfolio and Van Kampen Enterprise portfolio. Any references in your prospectus to these portfolios being a portfolio of Travelers Series Fund Inc. is replaced with The Travelers Series Trust.

The Social Awareness Stock portfolio of The Travelers Series Trust has been reorganized into a portfolio of Travelers Series Fund Inc. pursuant to a vote of shareholders. Any references in your prospectus to this portfolio being a portfolio of The Travelers Series Trust is replaced with Travelers Series Fund Inc.

The Net Total Annual Operating Expenses for each reorganized portfolio remains the same following the reorganization.

For each of the following Funding Options that may be available under your variable contract and are advised by Travelers Asset Management International Company LLC ("TAMIC"), Salomon Brothers Asset Management Inc. has been approved as a subadviser: Travelers Quality Bond Portfolio, Money Market Portfolio, Managed Assets Trust, High Yield Bond Trust, U.S. Government Securities Portfolio, Convertible Securities Portfolio, Zero Coupon Bond Fund Portfolio (Series 2005), The Travelers Money Market Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, and Travelers Managed Income Portfolio.

The transaction does not affect the terms or conditions of your variable contract, and TIC or TLAC remain fully responsible for their respective contractual obligations to variable contract owners.

TIC and TLAC have filed a report on Form 8-K with additional information about the transaction. The filing can be found at the SEC's Internet website at http://www.sec.gov.

SUPPLEMENT TO THE FOLLOWING VARIABLE CONTRACT PROSPECTUSES DATED MAY 2, 2005:
TRAVELERS LIFE & ANNUITY ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY ACCESS SELECT ANNUITY
TRAVELERS PREMIER ADVISERS - ASSET MANAGER ANNUITY
GOLD TRACK ANNUITY
GOLD TRACK SELECT ANNUITY

TRAVELERS INDEX ANNUITY
TRAVELERS MARQUIS PORTFOLIOS ANNUITY
TRAVELERS PROTECTED EQUITY PORTFOLIO ANNUITY
PIONEER ANNUISTAR ANNUITY
PIONEER ANNUISTAR FLEX ANNUITY
PIONEER ANNUISTAR PLUS ANNUITY
PIONEER ANNUISTAR VALUE ANNUITY
PORTFOLIO ARCHITECT ACCESS ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT L ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT PLUS ANNUITY
TRAVELERS PORTFOLIO ARCHITECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT 3 ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT II ANNUITY
TRAVELERS LIFE & ANNUITY PORTFOLIO ARCHITECT SELECT ANNUITY
TRAVELERS PORTFOLIO ARCHITECT XTRA ANNUITY
TRAVELERS PREMIER ADVISERS ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS II ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS III ANNUITY
TRAVELERS LIFE & ANNUITY PREMIER ADVISERS L ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE ANNUITY
TRAVELERS LIFE & ANNUITY PRIMELITE II ANNUITY
SCUDDER ADVOCATE ADVISOR ANNUITY
SCUDDER ADVOCATE REWARDS ANNUITY
SCUDDER ADVOCATE ADVISOR ST-1 ANNUITY
TRAVELERS RETIREMENT ACCOUNT ANNUITY
UNIVERSAL ANNUITY
TRAVELERS VINTAGE ANNUITY
TRAVELERS VINTAGE 3 ANNUITY
VINTAGE ACCESS ANNUITY
TRAVELERS VINTAGE II ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE II (SERIES II) ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE L ANNUITY
TRAVELERS VINTAGE XTRA ANNUITY
TRAVELERS LIFE & ANNUITY VINTAGE XTRA (SERIES II) ANNUITY
UNALLOCATED GROUP VARIABLE ANNUITY CONTRACT
TRAVELERS RETIREMENT PERSPECTIVES ("TRP")
TRAVELERS VARIABLE LIFE ACCUMULATOR
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 2)
TRAVELERS CORPORATE BENEFIT LIFE
INVEST
MARKET LIFE
TRAVELERS PORTFOLIO ARCHITECT LIFE
TRAVELERS VARIABLE LIFE
VINTAGE LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE
TRAVELERS VARIABLE SURVIVORSHIP LIFE II

THE TRAVELERS GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS QUALITY BOND ACCOUNT FOR VARIABLE ANNUITIES
THE TRAVELERS MONEY MARKET ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL AGGRESSIVE STOCK ACCOUNT VARIABLE ANNUITIES
TACTICAL GROWTH & INCOME STOCK ACCOUNT FOR VARIABLE ANNUITIES
TACTICAL SHORT-TERM BOND ACCOUNT FOR VARIABLE ANNUITIES
TRAVELERS VARIABLE LIFE ACCUMULATOR (SERIES 3)
UNIVERSAL ANNUITY ADVANTAGE
UNIVERSAL SELECT ANNUITY
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE
TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE- SERIES 2 TRAVELERS CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE 2000
TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE III TRAVELERS LIFE & ANNUITY CORPORATE OWNED VARIABLE UNIVERSAL LIFE INSURANCE IV TRAVELERS LIFE & ANNUITY CORPORATE SELECT



L-24522                                                               July, 2005

                                     PART B

                       STATEMENT OF ADDITIONAL INFORMATION


                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                          SCUDDER ADVOCATE ADVISOR-TL4



                       STATEMENT OF ADDITIONAL INFORMATION


                                      DATED


      MAY 2, 2005, AS SUPPLEMENTED ON JULY 15, 2005 AND SEPTEMBER 19, 2005


                                       FOR


                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002


                                    ISSUED BY


                     THE TRAVELERS LIFE AND ANNUITY COMPANY

This Statement of Additional Information ("SAI") is not a prospectus but relates to, and should be read in conjunction with, the Individual Variable Annuity Contract Prospectus dated May 2, 2005, and any supplements thereto. A copy of the Prospectus may be obtained by writing to The Travelers Life and Annuity Company, Annuity Investor Services, One Cityplace, Hartford, Connecticut 06103-3415, or by calling 1-800-842-8573 or by accessing the Securities and Exchange Commission's website at http://www.sec.gov.





                                TABLE OF CONTENTS

THE INSURANCE COMPANY..................................................        2
PRINCIPAL UNDERWRITER..................................................        2
DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT......................        2
VALUATION OF ASSETS....................................................        3
FEDERAL TAX CONSIDERATIONS.............................................        3
INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM..........................        7
CONDENSED FINANCIAL INFORMATION........................................        8
FINANCIAL STATEMENTS...................................................      F-1

                              THE INSURANCE COMPANY

The Travelers Life and Annuity Company ("TLAC") is a stock insurance company chartered in 1973 in Connecticut and continuously engaged in the insurance business since that time. The Company is licensed to conduct a life insurance business in all states (except New York) and the District of Columbia and Puerto Rico. The Company is a wholly owned subsidiary of The Travelers Insurance Company, and an indirect wholly owned subsidiary of Citigroup Inc. The Company's Home Office is located at One Cityplace, Hartford, Connecticut 06103.

The Company is a wholly owned subsidiary of The Travelers Insurance Company, an indirect, wholly owned subsidiary of Citigroup Inc. ("Citigroup"), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world. Citigroup's activities are conducted through the Global Consumer, Global Corporate, Global Investment Management and Private Banking, and Investment Activities.

On January 31, 2005, CITIGROUP INC. announced that it has agreed to sell its life insurance and annuity businesses to METLIFE, Inc. The proposed sale would include the following insurance companies that issue the variable annuity or variable life insurance contract described in your prospectus:

     o   The Travelers Insurance Company ("TIC")
     o   The Travelers Life and Annuity Company ("TLAC")

The proposed sale would also include TIC and TLAC's affiliated investment advisory companies, Travelers Asset Management International Company LLC, and Travelers Investment Adviser Inc., each of which serves as the investment advisor for certain of the funding options that may be available under your variable contract.

The transaction is subject to certain domestic and international regulatory approvals, as well as other customary conditions to closing. The transaction is expected to close this summer. Under the terms of the transaction, The Travelers Insurance Company will distribute its ownership of Primerica Life Insurance Company and certain other assets, including shares of Citigroup preferred stock, to Citigroup Inc., or its subsidiaries prior to the closing. The Travelers Insurance Company has filed a current report on Form 8-K on February 2, 2005 with additional information about the transaction, including pro forma financial information. The filing can be found at the SEC's Internet website at http://www.sec.gov.

The transaction will not affect the terms or conditions of your variable annuity or variable life insurance contract, and The Travelers Insurance Company or The Travelers Life and Annuity Company will remain fully responsible for their respective contractual obligations to variable annuity or variable life insurance contract owners.

STATE REGULATION. The Company is subject to the laws of the State of Connecticut governing insurance companies and to regulation by the Insurance Commissioner of the State of Connecticut (the "Commissioner"). An annual statement covering the operations of the Company for the preceding year, as well as its financial condition as of December 31 of such year, must be filed with the Commissioner in a prescribed format on or before March 1 of each year. The Company's books and assets are subject to review or examination by the Commissioner or his agents at all times, and a full examination of its operations is conducted at least once every four years.

The Company is also subject to the insurance laws and regulations of all other states in which it is licensed to operate. However, the insurance departments of each of these states generally apply the laws of the home state (jurisdiction of domicile) in determining the field of permissible investments.

THE SEPARATE ACCOUNT. TLAC Variable Annuity Separate Account 2002 (the "Separate Account") meets the definition of a separate account under the federal securities laws, and complies with the provisions of the 1940 Act. Additionally, the operations of the Separate Account are subject to the provisions of Section 38a-433 of the Connecticut General Statutes, which authorizes the Commissioner to adopt regulations under it. Section 38a-433 contains no restrictions on the investments of the Separate Account, and the Commissioner has adopted no regulations under the Section that affect the Separate Account. The Company holds title to the assets of the Separate Account. The assets are kept physically segregated and are held separate and apart from the Company's general corporate assets. Records are maintained of all purchases and redemptions of the Underlying Funds held in each of the Variable Funding Options.


                              PRINCIPAL UNDERWRITER

Travelers Distribution LLC ("TDLLC") serves as principal underwriter for the Separate Account and the Contracts. The offering is continuous. TDLLC's principal executive offices are located at One Cityplace, Hartford, Connecticut 06103. TDLLC is affiliated with the Company and the Separate Account.


                DISTRIBUTION AND PRINCIPAL UNDERWRITING AGREEMENT

Under the terms of the Distribution and Principal Underwriting Agreement among the Separate Account, TDLLC and TLAC, TDLLC acts as agent for the distribution of the Contracts and as principal underwriter for the Contracts. The Company reimburses TDLLC for certain sales and overhead expenses connected with sales functions.

The following table shows the amount of commissions paid to and the amount of commissions retained by TDLLC over the past three years.

                         TDLLC UNDERWRITING COMMISSIONS

--------------------------------------------------------------------------------
                           UNDERWRITING COMMISSIONS      AMOUNT OF UNDERWRITING
                                PAID TO TDLLC                  COMMISSIONS
YEAR                            BY THE COMPANY              RETAINED BY TDLLC
--------------------------------------------------------------------------------
2004                              $125,706                           $0
--------------------------------------------------------------------------------
2003                              $121,903                           $0
--------------------------------------------------------------------------------
2002                              $103,960                           $0
--------------------------------------------------------------------------------


                               VALUATION OF ASSETS

FUNDING OPTIONS: The value of the assets of each Funding Option is determined at 4:00 p.m. eastern time on each business day, unless we need to close earlier due to an emergency. A business day is any day the New York Stock Exchange is open. Each security traded on a national securities exchange is valued at the last reported sale price on the business day. If there has been no sale on that day, then the value of the security is taken to be the mean between the reported bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Any security not traded on a securities exchange but traded in the over-the-counter-market and for which market quotations are readily available is valued at the mean between the quoted bid and asked prices on the business day or on the basis of quotations received from a reputable broker or any other recognized source.

Securities traded on the over-the-counter-market and listed securities with no reported sales are valued at the mean between the last reported bid and asked prices or on the basis of quotations received from a reputable broker or other recognized source.

Short-term investments for which a quoted market price is available are valued at market. Short-term investments maturing in more than sixty days for which there is no reliable quoted market price are valued by "marking to market" (computing a market value based upon quotations from dealers or issuers for securities of a similar type, quality and maturity.) "Marking to market" takes into account unrealized appreciation or depreciation due to changes in interest rates or other factors which would influence the current fair values of such securities. Short-term investments maturing in sixty days or less for which there is no reliable quoted market price are valued at amortized cost which approximates market.

THE CONTRACT VALUE: The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is used to measure the investment performance of a Funding Option from one valuation period to the next. The net investment factor for a Funding Option for any valuation period is equal to the sum of 1.000000 plus the net investment rate (the gross investment rate less any applicable Funding Option deductions during the valuation period relating to the mortality and expense risk charge and the administrative expense charge). The gross investment rate of a Funding Option is equal to (a) minus (b), divided by (c) where:

                  (a) = investment income plus capital gains and losses (whether realized or unrealized);

                  (b) = any deduction for applicable taxes (presently zero); and

                  (c) = the value of the assets of the funding option at the beginning of the valuation period.

The gross investment rate may be either positive or negative. A Funding Option's investment income includes any distribution whose ex-dividend date occurs during the valuation period.

ACCUMULATION UNIT VALUE. The value of the Accumulation Unit for each Funding Option was initially established at $1.00. The value of an Accumulation Unit on any business day is determined by multiplying the value on the preceding business day by the net investment factor for the valuation period just ended. The net investment factor is calculated for each Funding Option and takes into account the investment performance, expenses and the deduction of certain expenses.

ANNUITY UNIT VALUE. The initial Annuity Unit value applicable to each Funding Option was established at $1.00. An Annuity Unit value as of any business day is equal to (a) the value of the Annuity Unit on the preceding business day, multiplied by (b) the corresponding net investment factor for the business day just ended, divided by (c) the assumed net investment factor for the valuation period. (For example, the assumed net investment factor based on an annual assumed net investment rate of 3.0% for a valuation period of one day is
1.000081 and, for a period of two days, is 1.000081 x 1.000081.)


                           FEDERAL TAX CONSIDERATIONS


The following description of the federal income tax consequences under this Contract is general in nature and is therefore not exhaustive and is not intended to cover all situations. Because of the complexity of the law and the fact that the tax results will vary according to the factual status of the individual involved, a person contemplating purchase of an annuity contract and by a Contract Owner or beneficiary who may make elections under a Contract should consult with a qualified tax or legal adviser.

MANDATORY DISTRIBUTIONS FOR QUALIFIED PLANS

Federal tax law requires that minimum annual distributions begin by April 1st of the calendar year following the later of calendar year in which a participant under a qualified plan or a Section 403(b) annuity attains age 70 1/2 or retires. Minimum annual distributions under an IRA must begin by April 1st of the calendar year in which the Contract Owner attains 70 1/2 regardless of when he or she retires. Distributions must also begin or be continued according to the minimum distribution rules under the Code following the death of the Contract Owner or the annuitant. You should note that the U.S. Treasury recently issued regulations clarifying the operation of the required minimum distribution rules.

NONQUALIFIED ANNUITY CONTRACTS

Individuals may purchase tax-deferred annuities without any limits. The purchase payments receive no tax benefit, deduction or deferral, but taxes on the increases in the value of the contract are generally deferred until distribution and transfers between the various investment options are not subject to tax. Generally, if an annuity contract is owned by other than an individual (or an entity such as a trust or other "look-through" entity which owns for an individual's benefit), the owner will be taxed each year on the increase in the value of the contract. An exception applies for purchase payments made before March 1, 1986. The benefits of tax deferral of income earned under a non-qualified annuity should be compared with the relative federal tax rates on income from other types of investments (dividends and capital gains, taxable at 15% or less) relative to the ordinary income treatment received on annuity income and interest received on fixed instruments (notes, bonds, etc.).

If two or more annuity contracts are purchased from the same insurer within the same calendar year, such annuity contract will be aggregated for federal income tax purposes. As a result, distributions from any of them will be taxed based upon the amount of income in all of the same calendar year series of annuities. This will generally have the effect of causing taxes to be paid sooner on the deferred gain in the contracts.

Those receiving partial distributions made before the maturity date will generally be taxed on an income-first basis to the extent of income in the contract. If you are exchanging another annuity contract for this annuity, certain pre-August 14, 1982 deposits into an annuity contract that have been placed in the contract by means of a tax-deferred exchange under Section 1035 of the Code may be withdrawn first without income tax liability. This information on deposits must be provided to the Company by the other insurance company at the time of the exchange. There is income in the contract generally to the extent the cash value exceeds the investment in the contract. The investment in the contract is equal to the amount of premiums paid less any amount received previously which was excludable from gross income. Any direct or indirect borrowing against the value of the contract or pledging of the contract as security for a loan will be treated as a cash distribution under the tax law.

In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner of the contract. Specifically, Section 72(s) requires that (a) if an owner dies on or after the annuity starting date, but prior to the time the entire interest in the contract has been distributed, the entire interest in the contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such owner's death; and (b) if any owner dies prior to the annuity starting date, the entire interest in the contract will be distributed within five years after the date of such owner's death. These requirements will be considered satisfied as to any portion of an owner's interest which is payable to or for the benefit of a designated beneficiary and which is distributed over the life of such designated beneficiary or over a period not extending beyond the life expectancy of that beneficiary, provided that such distributions begin within one year of the owner's death. The designated beneficiary refers to a natural person designated by the owner as a beneficiary and to whom ownership of the contract passes by reason of death. However, if the designated beneficiary is the surviving spouse of the deceased owner, the contract may be continued with the surviving spouse as the successor-owner. Contracts will be administered by the Company in accordance with these rules and the Company will make a notification when payments should be commenced. Special rules apply regarding distribution requirements when an annuity is owned by a trust or other entity for the benefit of one or more individuals.

INDIVIDUAL RETIREMENT ANNUITIES

To the extent of earned income for the year and not exceeding the applicable limit for the taxable year, an individual may make deductible contributions to an individual retirement annuity (IRA). The applicable limit ($2,000 per year prior to 2002) has been increased by the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA"). The limit is $3,000 for calendar years 2002 - 2004, $4,000 for calendar years 2005-2007, and $5,000 for 2008, and will be indexed for inflation in years subsequent to 2008. Additional "catch-up" contributions may be made to an IRA by individuals age 50 or over. There are certain limits on the deductible amount based on the adjusted gross income of the individual and spouse and based on their participation in a retirement plan. If an individual is married and the spouse does not have earned income, the individual may establish IRAs for the individual and spouse. Purchase payments may then be made annually into IRAs for both spouses in the maximum amount of 100% of earned income up to a combined limit based on the individual limits outlined above.

The Code provides for the purchase of a Simplified Employee Pension (SEP) plan. A SEP is funded through an IRA with an annual employer contribution limit of up to $40,000 for each participant. The Internal Revenue Services has not reviewed the contract for qualifications as an IRA, and has not addressed in a ruling of general applicability whether a death benefit provision such as the optional enhanced death benefit in the contract comports with IRA qualification requirements.

SIMPLE PLAN IRA FORM

Effective January 1, 1997, employers may establish a savings incentive match plan for employees ("SIMPLE plan") under which employees can make elective salary reduction contributions to an IRA based on a percentage of compensation of up to the applicable limit for the taxable year. The applicable limit was increased under EGTRRA. The applicable limit was increased under EGTRRA to $7,000 for 2002, $8,000 for 2003, $9,000 in 2004, $10,000 in 2005 (which will be indexed for inflation for years after 2005. (Alternatively, the employer can establish a SIMPLE cash or deferred arrangement under IRS Section 401(k)). Under a SIMPLE plan IRA, the employer must either make a matching contribution or a nonelective contribution based on the prescribed formulas for all eligible employees. Early withdrawals are subject to the 10% early withdrawal penalty generally applicable to IRAs, except that an early withdrawal by an employee under a SIMPLE plan IRA, within the first two years of participation, shall be subject to a 25% early withdrawal tax.

ROTH IRAS

Effective January 1, 1998, Section 408A of the Code permits certain individuals to contribute to a Roth IRA. Eligibility to make contributions is based upon income, and the applicable limits vary based on marital status and/or whether the contribution is a rollover contribution from another IRA or an annual contribution. Contributions to a Roth IRA, which are subject to certain limitations (similar to the annual limits for the traditional IRA's), are not deductible and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. A conversion of a "traditional" IRA to a Roth IRA may be subject to tax and other special rules apply. You should consult a tax adviser before combining any converted amounts with other Roth IRA contributions, including any other conversion amounts from other tax years.

Qualified distributions from a Roth IRA are tax-free. A qualified distribution requires that the Roth IRA has been held for at least 5 years, and the distribution is made after age 59 1/2, on death or disability of the owner, or for a limited amount ($10,000) for a qualified first time home purchase for the owner or certain relatives. Income tax and a 10% penalty tax may apply to distributions made (1) before age 59 1/2 (subject to certain exceptions) or (2) during five taxable years starting with the year in which the first contribution is made to any Roth IRA of the individual.

QUALIFIED PENSION AND PROFIT-SHARING PLANS

Like most other contributions made under a qualified pension or profit-sharing plan, purchase payments made by an employer are not currently taxable to the participant and increases in the value of a contract are not subject to taxation until received by a participant or beneficiary.

Distributions are generally taxable to the participant or beneficiary as ordinary income in the year of receipt. Any distribution that is considered the participant's "investment in the contract" is treated as a return of capital and is not taxable. Under a qualified plan, the investment in the contract may be zero.

The annual limits that apply to the amounts that may be contributed to a defined contribution plan each year were increased by EGTRRA. The maximum total annual limit was increased from $35,000 to $40,000 ($42,000 for 2005). The limit on employee salary reduction deferrals (commonly referred to as "401(k) contributions") increase on a graduated basis; $11,000 in 2002, $12,000 in 2003, $13,000 in 2004, $14,000 in 2005 and $15,000 in 2006. The $15,000 annual limit will be indexed for inflation after 2006. Additional "catch-up contributions" may be made by individuals age 50 or over.

Amounts attributable to salary reduction contributions under Code Section 401(k) and income thereon may not be withdrawn prior to severance from employment, death, total and permanent disability, attainment of age 59 1/2, or in the case of hardship.

SECTION 403(B) PLANS

Under Code section 403(b), payments made by public school systems and certain tax exempt organizations to purchase annuity contracts for their employees are excludable from the gross income of the employee, subject to certain limitations. However, these payments may be subject to FICA (Social Security) taxes. A qualified contract issued as a tax-sheltered annuity under section 403(b) will be amended as necessary to conform to the requirements of the Code. The annual limits under Code Section 403(b) for employee salary reduction deferrals are increased under the same rules applicable to 401(k) plans ($14,000 in 2005).

Code section 403(b)(11) restricts this distribution under Code section 403(b) annuity contracts of: (1) elective contributions made in years beginning after December 31, 1998; (2) earnings on those contributions; and (3) earnings in such years on amounts held as of the last year beginning before January 1, 1989. Distribution of those amounts may only occur upon death of the employee, attainment of age 59 1/2, separation from service, disability, or financial hardship. In addition, income attributable to elective contributions may not be distributed in the case of hardship.

FEDERAL INCOME TAX WITHHOLDING

The portion of a distribution, which is taxable income to the recipient, will be subject to federal income tax withholding as follows:

1. ELIGIBLE ROLLOVER DISTRIBUTION FROM SECTION 403(B) PLANS OR ARRANGEMENTS, FROM QUALIFIED PENSION AND PROFIT-SHARING PLANS, OR FROM 457 PLANS SPONSORED BY GOVERNMENTAL ENTITIES

There is a mandatory 20% tax withholding for plan distributions that are eligible for rollover to an IRA or to another qualified retirement plan (including a 457 plan sponsored by a governmental entity) but that are not directly rolled over. A distribution made directly to a participant or beneficiary may avoid this result if:

                   (a) a periodic settlement distribution is elected based upon a life or life expectancy calculation, or

                   (b) a term-for-years settlement distribution is elected for a period of ten years or more, payable at least annually, or

                   (c) a minimum required distribution as defined under the tax law is taken after the attainment of the age of 70 1/2 or as otherwise required by law, or

                   (d)    the distribution is a hardship distribution.

A distribution including a rollover that is not a direct rollover will be subject to the 20% withholding, and the 10% additional tax penalty on premature withdrawals may apply to any amount not added back in the rollover. The 20% withholding may be recovered when the participant or beneficiary files a personal income tax return for the year if a rollover was completed within 60 days of receipt of the funds, except to the extent that the participant or spousal beneficiary is otherwise underwithheld or short on estimated taxes for that year.

2.     OTHER NON-PERIODIC DISTRIBUTIONS (FULL OR PARTIAL REDEMPTIONS)

To the extent not subject to 20% mandatory withholding as described in 1. above, the portion of a non-periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding, if the aggregate distributions exceed $200 for the year, unless the recipient elects not to have taxes withheld. If no such election is made, 10% of the taxable portion of the distribution will be withheld as federal income tax; provided that the recipient may elect any other percentage. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

3. PERIODIC DISTRIBUTIONS (DISTRIBUTIONS PAYABLE OVER A PERIOD GREATER THAN ONE YEAR)

The portion of a periodic distribution, which constitutes taxable income, will be subject to federal income tax withholding under the wage withholding tables as if the recipient were married claiming three exemptions. A recipient may elect not to have income taxes withheld or have income taxes withheld at a different rate by providing a completed election form. Election forms will be provided at the time distributions are requested. This form of withholding applies to all annuity programs.

Recipients who elect not to have withholding made are liable for payment of federal income tax on the taxable portion of the distribution. Recipients may also be subject to penalties under the estimated tax payment rules if withholding and estimated tax payments are not sufficient to cover tax liabilities.

Recipients who do not provide a social security number or other taxpayer identification number will not be permitted to elect out of withholding. Additionally, U.S citizens residing outside of the country, or U.S. legal residents temporarily residing outside the country, are subject to different withholding rules and generally cannot elect out of withholding.


                  INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The financial statements and schedules of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and for each of the years in the three-year period ended December 31, 2004, included herein, and the financial statements of The Travelers Separate Account 2002 for Variable Annuities as of December 31, 2004, and for each of the years in the two-year period ended December 31, 2004, also included herein, have been included in reliance upon the reports of KPMG LLP, independent registered public accounting firm , appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit reports on The Travelers Life and Annuity Company refer to changes in the Company's methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (4/03)                                              2004        1.311           1.429                   7,686
                                                               2003        1.000           1.311                   7,899

   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.193           1.267                       -
                                                               2003        1.000           1.193                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.371           1.525                  20,136
                                                               2003        1.000           1.371                       -

   Growth Fund - Class 2 Shares (3/03)                         2004        1.348           1.487                  18,661
                                                               2003        1.000           1.348                       -

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.319           1.427                  35,308
                                                               2003        1.000           1.319                       -

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/03)             2004        1.396           1.525                  10,216
                                                               2003        1.000           1.396                       -

   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.262           1.393                  14,956
                                                               2003        1.000           1.262                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.442           1.763                       -
                                                               2003        1.000           1.442                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.405           1.632                   9,736
                                                               2003        1.000           1.405                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.380           1.569                       -
                                                               2003        1.115           1.380                       -

Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2004        1.222           1.304                  15,623
                                                               2003        1.000           1.222                       -

   Diversified Strategic Income Portfolio (4/03)               2004        1.076           1.125                  19,175
                                                               2003        1.000           1.076                       -

   Equity Index Portfolio - Class II Shares (5/03)             2004        1.262           1.364                       -
                                                               2003        1.000           1.262                       -

   Fundamental Value Portfolio (3/03)                          2004        1.407           1.493                  26,381
                                                               2003        1.000           1.407                   7,847

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.316           1.554                       -
                                                               2003        1.000           1.316                       -

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.498                       -
                                                               2003        1.000           1.330                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.369                       -
                                                               2003        1.000           1.239                       -

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.525                       -
                                                               2003        1.000           1.255                       -

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.074           1.202                       -
                                                               2003        1.000           1.074                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.200                       -
                                                               2003        1.000           1.067                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.114                  20,839
                                                               2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (3/03)        2004        1.021           1.049                 181,307
                                                               2003        1.000           1.021                  17,430

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.377           1.568                       -
                                                               2003        1.000           1.377                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.544           1.910                   1,804
                                                               2003        1.000           1.544                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.404           1.491                  68,116
                                                               2003        1.000           1.404                       -

   Investors Fund - Class I (3/03)                             2004        1.326           1.435                  73,191
                                                               2003        1.000           1.326                       -

   Small Cap Growth Fund - Class I (5/03)                      2004        1.530           1.726                       -
                                                               2003        1.000           1.530                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)             2004        1.214           1.230                       -
                                                               2003        1.000           1.214                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2004        1.315           1.326                       -
                                                               2003        1.000           1.315                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.284           1.342                 209,925
                                                               2003        1.000           1.284                 336,440





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio - Balanced All Cap Growth     2004        1.189           1.224                 172,641
   and Value (4/03)                                            2003        1.000           1.189                       -

   Multiple Discipline Portfolio - Global All Cap Growth
   and Value (3/03)                                            2004        1.308           1.413                  31,929
                                                               2003        1.000           1.308                  24,051

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/03)                                                2004        1.267           1.326                  12,317
                                                               2003        1.000           1.267                       -

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.320           1.421                  85,003
                                                               2003        1.000           1.320                       -

   Large Cap Portfolio (7/03)                                  2004        1.224           1.278                       -
                                                               2003        1.000           1.224                       -

   Lazard International Stock Portfolio (5/03)                 2004        1.324           1.503                   8,837
                                                               2003        1.000           1.324                       -

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.214           1.379                       -
                                                               2003        1.000           1.214                       -

   MFS Emerging Growth Portfolio (6/03)                        2004        1.248           1.379                       -
                                                               2003        1.000           1.248                       -

   MFS Value Portfolio (7/04)                                  2004        0.996           1.118                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.212           1.320                       -
                                                               2003        1.000           1.212                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.259           1.314                       -
                                                               2003        1.000           1.259                       -

   MFS Total Return Portfolio (3/03)                           2004        1.168           1.277                 283,008
                                                               2003        1.000           1.168                  16,637




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Pioneer Strategic Income Portfolio (7/04)                   2004        1.015           1.091                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.989                       -
                                                               2003        1.000           0.998                       -

   Smith Barney Aggressive Growth Portfolio (4/03)             2004        1.300           1.401                 105,575
                                                               2003        1.000           1.300                   7,897

   Smith Barney High Income Portfolio (3/03)                   2004        1.184           1.282                  36,897
                                                               2003        1.000           1.184                  79,095

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2004        1.382           1.360                  30,846
                                                               2003        1.000           1.382                       -

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.297           1.404                   9,385
                                                               2003        1.000           1.297                       -

   Smith Barney Money Market Portfolio (3/03)                  2004        0.989           0.978                  58,396
                                                               2003        1.000           0.989                       -

   Strategic Equity Portfolio (5/03)                           2004        1.270           1.372                       -
                                                               2003        1.000           1.270                       -

   Travelers Managed Income Portfolio (3/03)                   2004        1.042           1.050                  17,850
                                                               2003        1.000           1.042                  17,850

   Van Kampen Enterprise Portfolio (7/03)                      2004        1.228           1.250                       -
                                                               2003        1.000           1.228                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (5/03)           2004        1.213           1.273                       -
                                                               2003        1.000           1.213                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2004        1.437           1.628                   8,904
                                                               2003        1.000           1.437                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.287           1.455                  31,808
                                                               2003        1.000           1.287                   8,347

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.440           1.760                   2,008
                                                               2003        1.000           1.440                       -



                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (4/03)                                              2004        1.309           1.424                 123,107
                                                               2003        1.000           1.309                  82,770

   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.192           1.263                   1,803
                                                               2003        1.000           1.192                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.369           1.520                 381,108
                                                               2003        1.000           1.369                 197,920

   Growth Fund - Class 2 Shares (3/03)                         2004        1.346           1.482               1,086,345
                                                               2003        1.000           1.346                 747,497

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.317           1.422               1,978,364
                                                               2003        1.000           1.317               1,597,963

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/03)             2004        1.393           1.520                 485,488
                                                               2003        1.000           1.393                 463,523

   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.260           1.388                 482,240
                                                               2003        1.000           1.260                 364,439

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.440           1.757                  30,492
                                                               2003        1.000           1.440                  15,709





   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.403           1.627                 248,572
                                                               2003        1.000           1.403                 172,058

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.378           1.564                       -
                                                               2003        1.114           1.378                       -



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2004        1.221           1.299                 322,171
                                                               2003        1.000           1.221                 296,363

   Diversified Strategic Income Portfolio (4/03)               2004        1.074           1.121                 211,726
                                                               2003        1.000           1.074                 260,925

   Equity Index Portfolio - Class II Shares (5/03)             2004        1.260           1.359                 189,839
                                                               2003        1.000           1.260                 180,603

   Fundamental Value Portfolio (3/03)                          2004        1.405           1.487                 453,857
                                                               2003        1.000           1.405                 224,738

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.314           1.548                   9,799
                                                               2003        1.000           1.314                   5,103

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.329           1.493                  52,451
                                                               2003        1.000           1.329                  42,618

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.238           1.364                 145,805
                                                               2003        1.000           1.238                 132,649

   Mid-Cap Value Portfolio (5/03)                              2004        1.253           1.520                 259,454
                                                               2003        1.000           1.253                 224,172

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.073           1.199                   5,451
                                                               2003        1.000           1.073                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.197                  25,758
                                                               2003        1.000           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.110                 209,905
                                                               2003        1.000           1.042                 104,830





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (3/03)        2004        1.019           1.046               1,486,745
                                                               2003        1.000           1.019               1,312,100

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.375           1.563                  47,541
                                                               2003        1.000           1.375                  94,637

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.541           1.903                  88,443
                                                               2003        1.000           1.541                  74,439

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.402           1.485                  52,527
                                                               2003        1.000           1.402                  50,808

   Investors Fund - Class I (3/03)                             2004        1.324           1.430                  44,943
                                                               2003        1.000           1.324                  52,094

   Small Cap Growth Fund - Class I (5/03)                      2004        1.527           1.720                  91,820
                                                               2003        1.000           1.527                  81,822

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)             2004        1.212           1.226                  70,319
                                                               2003        1.000           1.212                  55,974

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2004        1.313           1.321                   2,533
                                                               2003        1.000           1.313                       -

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.282           1.338               4,299,405
                                                               2003        1.000           1.282               2,351,951

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (4/03)                                            2004        1.187           1.220               1,921,984
                                                               2003        1.000           1.187               1,323,479





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio - Global All Cap Growth       2004        1.306           1.408                 319,461
   and Value (3/03)                                            2003        1.000           1.306                 191,942

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/03)                                                2004        1.265           1.321                 321,677
                                                               2003        1.000           1.265                 107,186

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.318           1.416                 135,702
                                                               2003        1.000           1.318                 117,149

   Large Cap Portfolio (7/03)                                  2004        1.222           1.274                  78,512
                                                               2003        1.000           1.222                  13,476

   Lazard International Stock Portfolio (5/03)                 2004        1.322           1.497                  77,858
                                                               2003        1.000           1.322                  43,023

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.212           1.374                  26,955
                                                               2003        1.000           1.212                  25,929

   MFS Emerging Growth Portfolio (6/03)                        2004        1.246           1.374                   2,099
                                                               2003        1.000           1.246                   7,000

   MFS Value Portfolio (7/04)                                  2004        0.995           1.116                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.316                  42,752
                                                               2003        1.000           1.210                  19,456

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.257           1.309                  83,744
                                                               2003        1.000           1.257                  87,325

   MFS Total Return Portfolio (3/03)                           2004        1.167           1.272               1,031,179
                                                               2003        1.000           1.167                 849,125

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.015           1.090                  58,839




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio - Class I               2004        0.997           0.987                 161,860
   Shares (9/03)                                               2003        1.000           0.997                 177,825

   Smith Barney Aggressive Growth Portfolio (4/03)             2004        1.298           1.396                 527,683
                                                               2003        1.000           1.298                 397,075

   Smith Barney High Income Portfolio (3/03)                   2004        1.182           1.277                 467,399
                                                               2003        1.000           1.182                 282,311

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2004        1.380           1.355                 252,209
                                                               2003        1.000           1.380                 218,751

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.295           1.399                 161,021
                                                               2003        1.000           1.295                  96,452

   Smith Barney Money Market Portfolio (3/03)                  2004        0.988           0.975                 456,718
                                                               2003        1.000           0.988               1,355,652

   Strategic Equity Portfolio (5/03)                           2004        1.268           1.367                  90,905
                                                               2003        1.000           1.268                  15,532

   Travelers Managed Income Portfolio (3/03)                   2004        1.040           1.047                 436,370
                                                               2003        1.000           1.040                 400,369

   Van Kampen Enterprise Portfolio (7/03)                      2004        1.226           1.246                   9,636
                                                               2003        1.000           1.226                   9,148

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (5/03)           2004        1.211           1.269                 352,656
                                                               2003        1.000           1.211                 311,266

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2004        1.434           1.622                  26,277
                                                               2003        1.000           1.434                  19,260





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.285           1.450                 223,782
                                                               2003        1.000           1.285                 183,952

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.438           1.754                 111,689
                                                               2003        1.000           1.438                 103,075




                              VINTAGE ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.40%




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Growth and Income Portfolio -
   Class B (4/03)                                              2004        1.307           1.419                  23,620
                                                               2003        1.000           1.307                  23,621

   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.190           1.258                  53,453
                                                               2003        1.000           1.190                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.367           1.514                 288,223
                                                               2003        1.000           1.367                 173,170

   Growth Fund - Class 2 Shares (3/03)                         2004        1.344           1.476                 455,603
                                                               2003        1.000           1.344                 325,574

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.315           1.417                 859,612
                                                               2003        1.000           1.315                 433,447

Franklin Templeton Variable Insurance Products Trust
   Franklin Small Cap Fund - Class 2 Shares (4/03)             2004        1.391           1.514                  62,706
                                                               2003        1.000           1.391                  59,353

   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.258           1.383                 105,589
                                                               2003        1.000           1.258                  95,642

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.438           1.751                   6,753



                                                               2003        1.000           1.438                   6,755

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.401           1.621                  51,302
                                                               2003        1.000           1.401                  38,721

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.376           1.558                       -
                                                               2003        1.114           1.376                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Greenwich Street Series Fund
   Appreciation Portfolio (4/03)                               2004        1.219           1.294                  38,022
                                                               2003        1.000           1.219                  25,810

   Diversified Strategic Income Portfolio (4/03)               2004        1.072           1.117                       -
                                                               2003        1.000           1.072                       -

   Equity Index Portfolio - Class II Shares (5/03)             2004        1.258           1.354                       -
                                                               2003        1.000           1.258                       -

   Fundamental Value Portfolio (3/03)                          2004        1.403           1.482                 163,060
                                                               2003        1.000           1.403                 157,661

Janus Aspen Series
   Mid Cap Growth Portfolio - Service Shares (3/03)            2004        1.312           1.543                  20,803
                                                               2003        1.000           1.312                  20,803

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.327           1.488                  16,625
                                                               2003        1.000           1.327                  16,625

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.236           1.360                 174,071
                                                               2003        1.000           1.236                 139,106

   Mid-Cap Value Portfolio (5/03)                              2004        1.251           1.515                  46,407
                                                               2003        1.000           1.251                  17,038

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.073           1.197                       -
                                                               2003        1.000           1.073                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.066           1.195                       -
                                                               2003        1.000           1.066                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.041           1.107                  73,363
                                                               2003        1.000           1.041                  35,253



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Total Return Portfolio - Administrative Class (3/03)        2004        1.017           1.042                 371,236
                                                               2003        1.000           1.017                 209,026

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.373           1.557                  21,699
                                                               2003        1.000           1.373                  21,699

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.539           1.896                   6,816
                                                               2003        1.000           1.539                   6,816

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.400           1.480                  13,687
                                                               2003        1.000           1.400                   8,989

   Investors Fund - Class I (3/03)                             2004        1.322           1.425                  14,278
                                                               2003        1.000           1.322                   9,314

   Small Cap Growth Fund - Class I (5/03)                      2004        1.525           1.714                       -
                                                               2003        1.000           1.525                       -

Smith Barney Investment Series
   Smith Barney Dividend Strategy Portfolio (5/03)             2004        1.210           1.222                       -
                                                               2003        1.000           1.210                       -

   Smith Barney Premier Selections All Cap Growth
   Portfolio (7/03)                                            2004        1.311           1.317                   6,174
                                                               2003        1.000           1.311                   6,174

Smith Barney Multiple Discipline Trust
   Multiple Discipline Portfolio - All Cap Growth and
   Value (3/03)                                                2004        1.280           1.333               1,140,132
                                                               2003        1.000           1.280                 855,269

   Multiple Discipline Portfolio - Balanced All Cap Growth
   and Value (4/03)                                            2004        1.186           1.216                 189,579
                                                               2003        1.000           1.186                 111,404





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Multiple Discipline Portfolio - Global All Cap Growth       2004        1.304           1.403                  53,496
   and Value (3/03)                                            2003        1.000           1.304                  48,854

   Multiple Discipline Portfolio - Large Cap Growth and
   Value (4/03)                                                2004        1.263           1.316                  23,455
                                                               2003        1.000           1.263                       -

The Travelers Series Trust
   Equity Income Portfolio (3/03)                              2004        1.316           1.411                  33,692
                                                               2003        1.000           1.316                  24,196

   Large Cap Portfolio (7/03)                                  2004        1.220           1.269                  27,182
                                                               2003        1.000           1.220                  17,177

   Lazard International Stock Portfolio (5/03)                 2004        1.320           1.492                  66,388
                                                               2003        1.000           1.320                  28,922

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.210           1.369                       -
                                                               2003        1.000           1.210                       -

   MFS Emerging Growth Portfolio (6/03)                        2004        1.244           1.369                  34,597
                                                               2003        1.000           1.244                  20,003

   MFS Value Portfolio (7/04)                                  2004        0.995           1.115                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.209           1.311                   7,631
                                                               2003        1.000           1.209                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.255           1.305                       -
                                                               2003        1.000           1.255                       -

   MFS Total Return Portfolio (3/03)                           2004        1.165           1.268                  95,802
                                                               2003        1.000           1.165                  99,032

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.015           1.088                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SB Adjustable Rate Income Portfolio - Class I               2004        0.996           0.984                  43,669
   Shares (9/03)                                               2003        1.000           0.996                       -

   Smith Barney Aggressive Growth Portfolio (4/03)             2004        1.296           1.391                 221,953
                                                               2003        1.000           1.296                 464,579

   Smith Barney High Income Portfolio (3/03)                   2004        1.180           1.273                 231,626
                                                               2003        1.000           1.180                  82,698

   Smith Barney Large Capitalization Growth Portfolio (5/03)   2004        1.378           1.350                  23,637
                                                               2003        1.000           1.378                  23,643

   Smith Barney Mid Cap Core Portfolio (3/03)                  2004        1.293           1.394                  13,466
                                                               2003        1.000           1.293                   9,646

   Smith Barney Money Market Portfolio (3/03)                  2004        0.986           0.971                 190,634
                                                               2003        1.000           0.986                       -

   Strategic Equity Portfolio (5/03)                           2004        1.266           1.362                  22,624
                                                               2003        1.000           1.266                  22,626

   Travelers Managed Income Portfolio (3/03)                   2004        1.039           1.043                 183,173
                                                               2003        1.000           1.039                  84,755

   Van Kampen Enterprise Portfolio (7/03)                      2004        1.224           1.241                       -
                                                               2003        1.000           1.224                       -

Van Kampen Life Investment Trust
   Emerging Growth Portfolio - Class I Shares (5/03)           2004        1.210           1.264                  17,391
                                                               2003        1.000           1.210                       -

Variable Annuity Portfolios
   Smith Barney Small Cap Growth Opportunities
   Portfolio (8/03)                                            2004        1.432           1.616                  41,691
                                                               2003        1.000           1.432                  41,692





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class (3/03)              2004        1.283           1.445                       -
                                                               2003        1.000           1.283                       -

Variable Insurance Products Fund III
   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.436           1.748                   3,711
                                                               2003        1.000           1.436                   3,716



                                      NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

Effective November 1, 2004, Smith Barney Investment Series: Smith Barney Large Cap Core Portfolio changed its name to Smith Barney Investment Series: Smith Barney Dividend Strategy Portfolio.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

Putnam Variable Trust: Putnam VT International Equity Fund - Class IB Shares is no longer available to new contract holders.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2004        1.238           1.452                       -
                                                               2003        1.000           1.238                       -

   High Yield Bond Trust (7/04)                                2004        1.007           1.066                  29,092

   Managed Assets Trust (5/04)                                 2004        0.994           1.075                       -

   Money Market Portfolio (5/03)                               2004        0.991           0.982                       -
                                                               2003        1.000           0.991                  27,113

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.194           1.270                       -
                                                               2003        1.000           1.194                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.372           1.528                  12,138
                                                               2003        1.000           1.372                     711

   Growth Fund - Class 2 Shares (3/03)                         2004        1.349           1.490                  59,111
                                                               2003        1.000           1.349                   9,400

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.320           1.430                  89,781
                                                               2003        1.000           1.320                  16,781

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2004        1.300           1.676                  11,753
                                                               2003        1.000           1.300                       -

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.327           1.450                  15,658
                                                               2003        1.000           1.327                   7,264





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Dreyfus Variable Investment Fund - Appreciation             2004        1.211           1.249                       -
   Portfolio - Initial Shares (6/03)                           2003        1.000           1.211                       -

Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.263           1.396                   4,721
                                                               2003        1.000           1.263                       -

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.443           1.766                   5,335
                                                               2003        1.000           1.443                       -

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.406           1.635                       -
                                                               2003        1.107           1.406                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.381           1.572                   5,837
                                                               2003        1.000           1.381                       -

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.263           1.366                   9,020
                                                               2003        1.000           1.263                   9,020

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.337           1.432                  11,588
                                                               2003        1.000           1.337                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.286           1.368                       -
                                                               2003        1.000           1.286                       -

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.121           1.191                       -
                                                               2003        1.000           1.121                       -

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.202           1.347                       -
                                                               2003        1.000           1.202                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Technology Portfolio - Service Shares (8/03)         2004        1.426           1.407                       -
                                                               2003        1.000           1.426                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.289           1.322                   1,206
                                                               2003        1.000           1.289                     741

Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.331           1.501                  15,033
                                                               2003        1.000           1.331                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.240           1.371                   3,299
                                                               2003        1.000           1.240                       -

   Mid-Cap Value Portfolio (5/03)                              2004        1.255           1.528                  53,164
                                                               2003        1.000           1.255                   1,156

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.074           1.203                  72,303
                                                               2003        1.000           1.074                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.201                   5,014
                                                               2003        1.000           1.067                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.994           1.070                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.044           1.116                  21,827
                                                               2003        1.000           1.044                       -

   Total Return Portfolio - Administrative Class (3/03)        2004        1.021           1.051                  65,746
                                                               2003        1.000           1.021                  35,382




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.378           1.571                   4,401
                                                               2003        1.000           1.378                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.545           1.913                  12,145
                                                               2003        1.000           1.545                       -

Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.405           1.493                       -
                                                               2003        1.000           1.405                       -

   Investors Fund - Class I (3/03)                             2004        1.327           1.438                       -
                                                               2003        1.000           1.327                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.386           1.367                   2,959
                                                               2003        1.000           1.386                       -

   Small Cap Growth Fund - Class I (5/03)                      2004        1.531           1.729                       -
                                                               2003        1.000           1.531                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.196           1.247                  32,915
                                                               2003        1.000           1.196                   9,885

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.349           1.541                       -
                                                               2003        1.000           1.349                       -

   Equity Income Portfolio (3/03)                              2004        1.321           1.424                  32,306
                                                               2003        1.000           1.321                   9,227

   Federated High Yield Portfolio (3/03)                       2004        1.158           1.254                  36,005
                                                               2003        1.000           1.158                   8,551

   Federated Stock Portfolio (11/03)                           2004        1.293           1.403                       -
                                                               2003        1.000           1.293                       -

   Large Cap Portfolio (7/03)                                  2004        1.225           1.280                       -
                                                               2003        1.000           1.225                       -

   Lazard International Stock Portfolio (5/03)                 2004        1.325           1.505                  23,101
                                                               2003        1.000           1.325                   2,207

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.215           1.381                  32,147
                                                               2003        1.000           1.215                       -

   MFS Emerging Growth Portfolio (6/03)                        2004        1.249           1.381                       -
                                                               2003        1.000           1.249                       -

   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.319           1.477                  53,400
                                                               2003        1.000           1.319                       -

   MFS Value Portfolio (7/04)                                  2004        0.996           1.118                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.213           1.322                       -
                                                               2003        1.000           1.213                       -

   Travelers Quality Bond Portfolio (5/03)                     2004        1.031           1.045                  86,357
                                                               2003        1.000           1.031                  18,387

   U.S. Government Securities Portfolio (7/04)                 2004        1.009           1.049                       -

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.260           1.316                       -
                                                               2003        1.000           1.260                       -




   MFS Total Return Portfolio (3/03)                           2004        1.169           1.279                  15,320
                                                               2003        1.000           1.169                  14,782

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.016           1.092                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.998           0.990                  14,699
                                                               2003        1.000           0.998                       -

   Strategic Equity Portfolio (5/03)                           2004        1.271           1.374                       -
                                                               2003        1.000           1.271                       -

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.313           1.513                  11,233
                                                               2003        1.000           1.313                   3,965

   Enterprise Portfolio - Class II Shares (7/03)               2004        1.228           1.251                       -
                                                               2003        1.000           1.228                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.276           1.442                   1,215
                                                               2003        1.000           1.276                     747

Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (10/03)                                             2004        1.251           1.243                       -
                                                               2003        1.000           1.251                       -

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.441           1.763                       -
                                                               2003        1.000           1.441                       -






                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2004        1.236           1.447                 211,177
                                                               2003        1.000           1.236                  70,492

   High Yield Bond Trust (7/04)                                2004        1.006           1.065                   6,458

   Managed Assets Trust (5/04)                                 2004        0.994           1.073                  25,694

   Money Market Portfolio (5/03)                               2004        0.989           0.979                 593,259
                                                               2003        1.000           0.989                 462,016



AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.193           1.265                  57,974
                                                               2003        1.000           1.193                  12,541

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.370           1.522                 587,816
                                                               2003        1.000           1.370                  69,229

   Growth Fund - Class 2 Shares (3/03)                         2004        1.347           1.484               2,366,453
                                                               2003        1.000           1.347                 301,837

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.318           1.425               1,122,998
                                                               2003        1.000           1.318                 239,341

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2004        1.298           1.670                 448,137
                                                               2003        1.000           1.298                 155,938

Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.325           1.445                 155,161
                                                               2003        1.000           1.325                  79,640

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (6/03)                           2004        1.210           1.244                   8,649
                                                               2003        1.000           1.210                   8,577





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.261           1.391               1,024,017
                                                               2003        1.000           1.261                 143,251

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.441           1.760                 163,767
                                                               2003        1.000           1.441                  71,944

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.404           1.629                  75,783
                                                               2003        1.107           1.404                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.379           1.567                 329,467
                                                               2003        1.000           1.379                 105,145

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.261           1.361                 611,169
                                                               2003        1.000           1.261                  82,594

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.335           1.427                  56,338
                                                               2003        1.000           1.335                  27,935

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.284           1.363                 167,163
                                                               2003        1.000           1.284                  98,912

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.120           1.187                  83,760
                                                               2003        1.000           1.120                 297,061

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.200           1.342                  18,006
                                                               2003        1.000           1.200                   4,516

   Global Technology Portfolio - Service Shares (8/03)         2004        1.424           1.402                  18,410
                                                               2003        1.000           1.424                   4,023

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.287           1.317                  28,621
                                                               2003        1.000           1.287                  27,158





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.330           1.496                  44,374
                                                               2003        1.000           1.330                   7,397

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.239           1.366                 480,389
                                                               2003        1.000           1.239                 118,313

   Mid-Cap Value Portfolio (5/03)                              2004        1.254           1.523               1,393,796
                                                               2003        1.000           1.254                  80,387

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.074           1.201               1,101,925
                                                               2003        1.000           1.074                       -

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.199                 543,194
                                                               2003        1.000           1.067                       -

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.994           1.069                  24,950

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.043           1.112                 283,964
                                                               2003        1.000           1.043                  99,197

   Total Return Portfolio - Administrative Class (3/03)        2004        1.020           1.047               1,033,884
                                                               2003        1.000           1.020                 381,721

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.376           1.566                  26,726
                                                               2003        1.000           1.376                  17,733

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.542           1.906                  40,942
                                                               2003        1.000           1.542                  11,318





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.403           1.488                  54,215
                                                               2003        1.000           1.403                   4,500

   Investors Fund - Class I (3/03)                             2004        1.325           1.433                  29,490
                                                               2003        1.000           1.325                  73,896

   Large Cap Growth Fund - Class I (6/03)                      2004        1.384           1.362                  29,979
                                                               2003        1.000           1.384                   4,732

   Small Cap Growth Fund - Class I (5/03)                      2004        1.529           1.723                 228,006
                                                               2003        1.000           1.529                  41,780

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.194           1.243                 275,610
                                                               2003        1.000           1.194                  66,483

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.347           1.536                  47,151
                                                               2003        1.000           1.347                   5,594

   Equity Income Portfolio (3/03)                              2004        1.319           1.419                 313,248
                                                               2003        1.000           1.319                 216,751

   Federated High Yield Portfolio (3/03)                       2004        1.156           1.249                 206,505
                                                               2003        1.000           1.156                 188,018

   Federated Stock Portfolio (11/03)                           2004        1.291           1.398                   3,089
                                                               2003        1.000           1.291                       -

   Large Cap Portfolio (7/03)                                  2004        1.223           1.276                 117,822
                                                               2003        1.000           1.223                  48,406

   Lazard International Stock Portfolio (5/03)                 2004        1.323           1.500                  76,087
                                                               2003        1.000           1.323                       -

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.213           1.376               1,320,103
                                                               2003        1.000           1.213                       -

   MFS Emerging Growth Portfolio (6/03)                        2004        1.247           1.376                  29,908
                                                               2003        1.000           1.247                  15,741





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.317           1.472                  22,370
                                                               2003        1.000           1.317                   4,058

   MFS Value Portfolio (7/04)                                  2004        0.995           1.117                  12,866

   Pioneer Fund Portfolio (5/03)                               2004        1.211           1.318                  73,750
                                                               2003        1.000           1.211                  19,294

   Travelers Quality Bond Portfolio (5/03)                     2004        1.029           1.041                 217,058
                                                               2003        1.000           1.029                 135,662

   U.S. Government Securities Portfolio (7/04)                 2004        1.008           1.047                   4,160

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.258           1.312                  68,863
                                                               2003        1.000           1.258                  18,616

   MFS Total Return Portfolio (3/03)                           2004        1.168           1.274                 530,644
                                                               2003        1.000           1.168                 229,515

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.015           1.091                 135,513

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.988                 222,107
                                                               2003        1.000           0.997                       -

   Strategic Equity Portfolio (5/03)                           2004        1.269           1.369                  19,792
                                                               2003        1.000           1.269                   6,388

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.311           1.507               1,040,966
                                                               2003        1.000           1.311                 141,363

   Enterprise Portfolio - Class II Shares (7/03)               2004        1.226           1.246                  97,113
                                                               2003        1.000           1.226                  97,115

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.274           1.437                 330,686
                                                               2003        1.000           1.274                 138,602





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (10/03)                                             2004        1.249           1.239                  12,672
                                                               2003        1.000           1.249                  29,051

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.439           1.757                 218,701
                                                               2003        1.000           1.439                  97,206




                        PORTFOLIO ARCHITECT ACCESS (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.30%


                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Capital Appreciation Fund (6/03)                            2004        1.234           1.442                  53,823
                                                               2003        1.000           1.234                  19,499

   High Yield Bond Trust (7/04)                                2004        1.006           1.063                       -

   Managed Assets Trust (5/04)                                 2004        0.994           1.072                       -

   Money Market Portfolio (5/03)                               2004        0.988           0.975                 641,986
                                                               2003        1.000           0.988                       -

AllianceBernstein Variable Product Series Fund, Inc.
   AllianceBernstein Premier Growth Portfolio -
   Class B (6/03)                                              2004        1.191           1.261                   6,311
                                                               2003        1.000           1.191                       -

American Funds Insurance Series
   Global Growth Fund - Class 2 Shares (4/03)                  2004        1.368           1.517                 126,868
                                                               2003        1.000           1.368                  70,473

   Growth Fund - Class 2 Shares (3/03)                         2004        1.345           1.479                 426,688
                                                               2003        1.000           1.345                 157,015

   Growth-Income Fund - Class 2 Shares (3/03)                  2004        1.316           1.420                 283,743
                                                               2003        1.000           1.316                  78,319

Delaware VIP Trust
   Delaware VIP REIT Series - Standard Class (5/03)            2004        1.296           1.664                 186,675
                                                               2003        1.000           1.296                  50,725



Dreyfus Variable Investment Fund
   Dreyfus Variable Investment Fund -  Developing Leaders
   Portfolio - Initial Shares (6/03)                           2004        1.323           1.440                  18,717
                                                               2003        1.000           1.323                       -

   Dreyfus Variable Investment Fund - Appreciation
   Portfolio - Initial Shares (6/03)                           2004        1.208           1.240                  19,367
                                                               2003        1.000           1.208                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Franklin Templeton Variable Insurance Products Trust
   Mutual Shares Securities Fund - Class 2 Shares (4/03)       2004        1.259           1.386                  42,172
                                                               2003        1.000           1.259                  36,731

   Templeton Developing Markets Securities Fund - Class 2
   Shares (5/03)                                               2004        1.439           1.754                 160,590
                                                               2003        1.000           1.439                  41,587

   Templeton Foreign Securities Fund - Class 2 Shares (5/03)   2004        1.402           1.624                       -
                                                               2003        1.107           1.402                       -

   Templeton Growth Securities Fund - Class 2 Shares (5/03)    2004        1.377           1.561                  72,419
                                                               2003        1.000           1.377                  11,625

Greenwich Street Series Fund
   Equity Index Portfolio - Class II Shares (5/03)             2004        1.259           1.357                  49,080
                                                               2003        1.000           1.259                  39,527

   Salomon Brothers Variable Aggressive Growth Fund -
   Class I Shares (5/03)                                       2004        1.333           1.422                   1,689
                                                               2003        1.000           1.333                       -

   Salomon Brothers Variable Growth & Income Fund - Class I
   Shares (7/03)                                               2004        1.283           1.358                  10,819
                                                               2003        1.000           1.283                  11,844

Janus Aspen Series
   Balanced Portfolio - Service Shares (3/03)                  2004        1.118           1.183                 139,054
                                                               2003        1.000           1.118                  25,700

   Global Life Sciences Portfolio - Service Shares (8/03)      2004        1.198           1.338                   7,391
                                                               2003        1.000           1.198                       -

   Global Technology Portfolio - Service Shares (8/03)         2004        1.421           1.397                   5,610
                                                               2003        1.000           1.421                       -

   Worldwide Growth Portfolio - Service Shares (6/03)          2004        1.285           1.313                       -
                                                               2003        1.000           1.285                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Lazard Retirement Series, Inc.
   Lazard Retirement Small Cap Portfolio (5/03)                2004        1.328           1.491                  18,355
                                                               2003        1.000           1.328                       -

Lord Abbett Series Fund, Inc.
   Growth and Income Portfolio (5/03)                          2004        1.237           1.362                 347,989
                                                               2003        1.000           1.237                 109,832

   Mid-Cap Value Portfolio (5/03)                              2004        1.252           1.518                 279,710
                                                               2003        1.000           1.252                  61,174

Merrill Lynch Variable Series Funds, Inc.
   Merrill Lynch Global Allocation V.I. Fund -
   Class III (12/03)                                           2004        1.073           1.198                  50,712
                                                               2003        1.000           1.073                   4,763

   Merrill Lynch Value Opportunities V.I. Fund -
   Class III (12/03)                                           2004        1.067           1.196                  38,469
                                                               2003        1.000           1.067                   4,732

Oppenheimer Variable Account Funds
   Oppenheimer Main Street Fund/VA - Service Shares (5/04)     2004        0.994           1.067                       -

PIMCO Variable Insurance Trust
   Real Return Portfolio - Administrative Class (5/03)         2004        1.042           1.109                 130,130
                                                               2003        1.000           1.042                 103,321

   Total Return Portfolio - Administrative Class (3/03)        2004        1.018           1.044                 169,389
                                                               2003        1.000           1.018                   2,667

Putnam Variable Trust
   Putnam VT International Equity Fund - Class IB
   Shares (3/03)                                               2004        1.374           1.560                       -
                                                               2003        1.000           1.374                       -

   Putnam VT Small Cap Value Fund - Class IB Shares (4/03)     2004        1.540           1.900                       -
                                                               2003        1.000           1.540                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Salomon Brothers Variable Series Funds Inc.
   All Cap Fund - Class I (3/03)                               2004        1.401           1.483                 136,986
                                                               2003        1.000           1.401                  42,336

   Investors Fund - Class I (3/03)                             2004        1.323           1.427                       -
                                                               2003        1.000           1.323                       -

   Large Cap Growth Fund - Class I (6/03)                      2004        1.382           1.357                   5,011
                                                               2003        1.000           1.382                   5,011

   Small Cap Growth Fund - Class I (5/03)                      2004        1.526           1.717                 128,631
                                                               2003        1.000           1.526                  38,622

The Travelers Series Trust
   Convertible Securities Portfolio (6/03)                     2004        1.192           1.239                 182,114
                                                               2003        1.000           1.192                  49,155

   Disciplined Mid Cap Stock Portfolio (6/03)                  2004        1.345           1.531                   1,627
                                                               2003        1.000           1.345                       -

   Equity Income Portfolio (3/03)                              2004        1.317           1.414                  76,418
                                                               2003        1.000           1.317                  30,590

   Federated High Yield Portfolio (3/03)                       2004        1.154           1.245                  13,942
                                                               2003        1.000           1.154                   5,848

   Federated Stock Portfolio (11/03)                           2004        1.289           1.393                       -
                                                               2003        1.000           1.289                       -

   Large Cap Portfolio (7/03)                                  2004        1.221           1.271                   5,460
                                                               2003        1.000           1.221                   5,460

   Lazard International Stock Portfolio (5/03)                 2004        1.321           1.495                  24,120
                                                               2003        1.000           1.321                       -

   Merrill Lynch Large Cap Core Portfolio (4/03)               2004        1.211           1.371                  15,693
                                                               2003        1.000           1.211                       -

   MFS Emerging Growth Portfolio (6/03)                        2004        1.245           1.371                       -
                                                               2003        1.000           1.245                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   MFS Mid Cap Growth Portfolio (6/03)                         2004        1.315           1.466                   8,152
                                                               2003        1.000           1.315                       -

   MFS Value Portfolio (7/04)                                  2004        0.995           1.115                       -

   Pioneer Fund Portfolio (5/03)                               2004        1.210           1.314                       -
                                                               2003        1.000           1.210                       -

   Travelers Quality Bond Portfolio (5/03)                     2004        1.028           1.037                 155,580
                                                               2003        1.000           1.028                  56,679

   U.S. Government Securities Portfolio (7/04)                 2004        1.008           1.046                  19,277

Travelers Series Fund Inc.
   AIM Capital Appreciation Portfolio (5/03)                   2004        1.256           1.307                  11,840
                                                               2003        1.000           1.256                  13,759

   MFS Total Return Portfolio (3/03)                           2004        1.166           1.270                 159,364
                                                               2003        1.000           1.166                  41,365

   Pioneer Strategic Income Portfolio (7/04)                   2004        1.015           1.089                       -

   SB Adjustable Rate Income Portfolio - Class I
   Shares (9/03)                                               2004        0.997           0.985                  57,761
                                                               2003        1.000           0.997                       -

   Strategic Equity Portfolio (5/03)                           2004        1.267           1.365                       -
                                                               2003        1.000           1.267                   4,410

Van Kampen Life Investment Trust
   Comstock Portfolio - Class II Shares (5/03)                 2004        1.309           1.502                  56,432
                                                               2003        1.000           1.309                  21,138

   Enterprise Portfolio - Class II Shares (7/03)               2004        1.224           1.242                       -
                                                               2003        1.000           1.224                       -

Variable Insurance Products Fund II
   Contrafund(R) Portfolio - Service Class 2 (6/03)            2004        1.272           1.432                  46,920
                                                               2003        1.000           1.272                  16,472





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
Variable Insurance Products Fund III
   Dynamic Capital Appreciation Portfolio - Service
   Class 2 (10/03)                                             2004        1.247           1.234                  22,650
                                                               2003        1.000           1.247                  48,137

   Mid Cap Portfolio - Service Class 2 (3/03)                  2004        1.437           1.751                 160,324
                                                               2003        1.000           1.437                  47,036



                                                               NOTES

Effective July 26, 2004, Merrill Lynch Variable Series Funds, Inc.: Merrill Lynch Small Cap Value V.I. Fund - Class III changed its name to Merrill Lynch Series Fund, Inc.: Merrill Lynch Value Opportunities V.I. Fund - Class III.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum separate account charge are contained in the Prospectus.

                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 1.90%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.067           1.293                       -
                                                               2003        1.000           1.067                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.320           1.618                   4,712
                                                               2003        1.000           1.320                       -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.434                       -
                                                               2003        1.000           1.238                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.172           1.314                       -
                                                               2003        1.000           1.172                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.126           1.170                       -
                                                               2003        1.000           1.126                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.493                  46,068
                                                               2003        1.000           1.164                  46,232

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2004        1.128           1.224                       -
                                                               2003        1.000           1.128                       -

   Capital Growth Portfolio - Class B (7/03)                   2004        1.115           1.177                       -
                                                               2003        1.000           1.115                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Discovery Portfolio - Class B (7/03)                 2004        1.254           1.515                     542
                                                               2003        1.000           1.254                       -

   Growth and Income Portfolio - Class B (8/03)                2004        1.128           1.215                  95,096
                                                               2003        1.000           1.128                  95,096

   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.203                   1,695
                                                               2003        1.000           1.123                   1,621

   International Portfolio - Class B (7/03)                    2004        1.185           1.352                  14,038
                                                               2003        1.000           1.185                   1,571

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.165           1.184                       -
                                                               2003        1.000           1.165                       -

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.156           1.311                  61,107
                                                               2003        1.000           1.156                   2,385

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.042                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.989           1.010                  28,039
                                                               2003        1.000           0.989                   3,028

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.180           1.324                   1,558
                                                               2003        1.000           1.180                   1,577

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.996           1.010                 110,795
                                                               2003        1.000           0.996                 110,795

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.020           1.076                       -

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.108           1.140                       -
                                                               2003        1.000           1.108                       -

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.095                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.092           1.201                  19,740
                                                               2003        1.000           1.092                   2,759

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.058                       -

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.210           1.399                     988
                                                               2003        1.000           1.210                   1,023

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.037                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.990           0.977                  10,891
                                                               2003        1.000           0.990                       -

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.133           1.229                  15,300
                                                               2003        1.000           1.133                       -

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.047                  13,609
                                                               2003        1.000           0.985                  11,988

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.216           1.211                   1,665
                                                               2003        1.000           1.216                   1,512

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.110                 269,943
                                                               2003        1.000           1.063                 243,527

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.266                  83,330
                                                               2003        1.000           1.158                  35,354

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.130           1.236                   2,210
                                                               2003        1.000           1.130                   2,181

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.163           1.297                  27,371
                                                               2003        1.000           1.163                  27,378




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.245           1.533                  18,429
                                                               2003        1.000           1.245                  11,804

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.118           1.114                       -
                                                               2003        1.000           1.118                  26,098

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.158           1.260                       -
                                                               2003        1.000           1.158                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.163           1.251                  12,063
                                                               2003        1.000           1.163                  12,013

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.132           1.222                 112,290
                                                               2003        1.000           1.132                       -

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.176           1.286                       -
                                                               2003        1.000           1.176                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.120           1.221                       -
                                                               2003        1.000           1.120                       -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.223                       -
                                                               2003        1.000           1.110                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.122           1.293                 241,423
                                                               2003        1.000           1.122                 241,423

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.194           1.182                       -
                                                               2003        1.000           1.194                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.213           1.317                       -
                                                               2003        1.000           1.213                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.063           1.087                 271,504
                                                               2003        1.000           1.063                 271,504

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (9/03)                                               2004        1.121           1.187                       -
                                                               2003        1.000           1.121                       -




                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.10%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.065           1.289                  78,952
                                                               2003        1.000           1.065                   7,327

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.318           1.613                  28,620
                                                               2003        1.000           1.318                  11,233

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.237           1.429                  20,239
                                                               2003        1.000           1.237                     652

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.171           1.310                 280,493
                                                               2003        1.000           1.171                 163,248

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.125           1.167                  17,882
                                                               2003        1.000           1.125                   5,180

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.163           1.489                 110,568
                                                               2003        1.000           1.163                  64,713




Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2004        1.127           1.220                  15,278
                                                               2003        1.000           1.127                  11,829

   Capital Growth Portfolio - Class B (7/03)                   2004        1.114           1.173                 148,523
                                                               2003        1.000           1.114                  56,423

   Global Discovery Portfolio - Class B (7/03)                 2004        1.252           1.510                  47,110
                                                               2003        1.000           1.252                  59,113

   Growth and Income Portfolio - Class B (8/03)                2004        1.127           1.211                 101,747
                                                               2003        1.000           1.127                  35,200




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.122           1.199                  64,405
                                                               2003        1.000           1.122                  40,984

   International Portfolio - Class B (7/03)                    2004        1.184           1.347                 166,578
                                                               2003        1.000           1.184                  60,176

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.164           1.181                   4,421
                                                               2003        1.000           1.164                   4,229

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.155           1.307                 143,034
                                                               2003        1.000           1.155                  30,813

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.041                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.007                 337,585
                                                               2003        1.000           0.987                 178,152

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.179           1.320                  86,464
                                                               2003        1.000           1.179                  58,321

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.007                 161,499
                                                               2003        1.000           0.995                 174,841

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.019           1.076                 169,604

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.107           1.136                  66,997
                                                               2003        1.000           1.107                  10,271

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.094                  50,599

   Scudder High Income Portfolio - Class B (7/03)              2004        1.091           1.197                 286,269
                                                               2003        1.000           1.091                 124,753

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.058                       -


                   SEPARATE ACCOUNT CHARGES 2.10% (CONTINUED)



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio -             2004        1.209           1.395                  88,865
   Class B (7/03)                                              2003        1.000           1.209                  57,768

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.989           0.974                 273,100
                                                               2003        1.000           0.989                 166,112

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.132           1.225                 124,543
                                                               2003        1.000           1.132                  96,514

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.043                 112,454
                                                               2003        1.000           0.984                  94,273

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.215           1.207                  61,268
                                                               2003        1.000           1.215                  83,635

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.106                 124,091
                                                               2003        1.000           1.062                  58,992

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.157           1.262                 443,156
                                                               2003        1.000           1.157                 233,927

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.129           1.232                  78,588
                                                               2003        1.000           1.129                  14,576

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.162           1.293                 417,030
                                                               2003        1.000           1.162                 261,532

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.244           1.529                 365,773
                                                               2003        1.000           1.244                 179,035





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.117           1.110                 139,084
   Class B (7/03)                                              2003        1.000           1.117                  84,944

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.157           1.256                  22,095
                                                               2003        1.000           1.157                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.162           1.247                 253,551
                                                               2003        1.000           1.162                  94,473

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.131           1.218                 190,513
                                                               2003        1.000           1.131                  61,019

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.174           1.281                  15,024
                                                               2003        1.000           1.174                  15,024

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.119           1.217                 117,168
                                                               2003        1.000           1.119                 127,223

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.219                  13,157
                                                               2003        1.000           1.109                   2,499

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.121           1.289                 137,459
                                                               2003        1.000           1.121                  71,235

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.193           1.178                  85,197
                                                               2003        1.000           1.193                  15,411

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.212           1.313                 153,236
                                                               2003        1.000           1.212                  69,207

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.084                 163,658
                                                               2003        1.000           1.061                 150,572





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Alger American Leveraged AllCap Portfolio - Class S         2004        1.120           1.184                  26,757
   Shares (9/03)                                               2003        1.000           1.120                  27,683




                         SCUDDER ADVOCATE ADVISOR (TLAC)

                         SEPARATE ACCOUNT CHARGES 2.30%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.064           1.285                       -
                                                               2003        1.000           1.064                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.317           1.608                   3,056
                                                               2003        1.000           1.317                       -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.236           1.425                   1,827
                                                               2003        1.000           1.236                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.169           1.306                  25,674
                                                               2003        1.000           1.169                  47,329

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.123           1.163                   2,035
                                                               2003        1.000           1.123                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.162           1.484                   8,232
                                                               2003        1.000           1.162                  56,672

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2004        1.125           1.216                       -
                                                               2003        1.000           1.125                       -

   Capital Growth Portfolio - Class B (7/03)                   2004        1.113           1.170                   1,747
                                                               2003        1.000           1.113                  68,123




   Global Discovery Portfolio - Class B (7/03)                 2004        1.251           1.505                   6,050
                                                               2003        1.000           1.251                   4,261

   Growth and Income Portfolio - Class B (8/03)                2004        1.125           1.207                   1,936
                                                               2003        1.000           1.125                   1,917





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.121           1.196                   3,184
                                                               2003        1.000           1.121                       -

   International Portfolio - Class B (7/03)                    2004        1.182           1.343                  13,858
                                                               2003        1.000           1.182                   6,500

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.162           1.177                       -
                                                               2003        1.000           1.162                       -

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.153           1.302                  10,038
                                                               2003        1.000           1.153                   4,224

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.040                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.986           1.003                   6,131
                                                               2003        1.000           0.986                  77,196

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.178           1.316                   3,647
                                                               2003        1.000           1.178                   2,333

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.004                       -
                                                               2003        1.000           0.994                       -

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.019           1.075                       -

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.106           1.132                   4,184
                                                               2003        1.000           1.106                   4,077

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.094                       -

   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.193                   7,627
                                                               2003        1.000           1.090                  41,335

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.057                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio -             2004        1.207           1.390                   3,941
   Class B (7/03)                                              2003        1.000           1.207                  33,176

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.988           0.971                       -
                                                               2003        1.000           0.988                  52,256

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.130           1.221                   4,646
                                                               2003        1.000           1.130                   1,196

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.983           1.040                   6,054
                                                               2003        1.000           0.983                   2,399

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.213           1.203                   2,900
                                                               2003        1.000           1.213                   1,118

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.061           1.103                  45,496
                                                               2003        1.000           1.061                  46,789

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.156           1.258                  50,046
                                                               2003        1.000           1.156                  15,076

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.127           1.228                   7,727
                                                               2003        1.000           1.127                   2,795

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.160           1.288                  34,062
                                                               2003        1.000           1.160                  68,667

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.242           1.524                  30,803
                                                               2003        1.000           1.242                   3,133





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.116           1.107                  50,695
   Class B (7/03)                                              2003        1.000           1.116                  30,714

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.155           1.252                       -
                                                               2003        1.000           1.155                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.160           1.243                  24,914
                                                               2003        1.000           1.160                  19,407

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.130           1.214                  13,295
                                                               2003        1.000           1.130                   4,248

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.173           1.278                       -
                                                               2003        1.000           1.173                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.117           1.213                  19,671
                                                               2003        1.000           1.117                  16,365

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.108           1.215                       -
                                                               2003        1.000           1.108                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.120           1.285                  19,711
                                                               2003        1.000           1.120                  55,930

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.191           1.174                  18,684
                                                               2003        1.000           1.191                  13,201

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.210           1.309                  18,307
                                                               2003        1.000           1.210                   6,198

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.060           1.080                  15,562
                                                               2003        1.000           1.060                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Alger American Leveraged AllCap Portfolio - Class S         2004        1.119           1.180                       -
   Shares (9/03)                                               2003        1.000           1.119                       -




                                                               NOTES

Effective October 15, 2004, AIM Variable Insurance Funds, Inc., INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

                         CONDENSED FINANCIAL INFORMATION

The following tables provide the Accumulation Unit Values information for the MID-RANGE combinations of separate account charges. The Accumulation Unit Value information for the minimum separate account charge and the maximum variable account charge are contained in the Prospectus.

                       SCUDDER ADVOCATE ADVISOR ST1 - TLAC

                         SEPARATE ACCOUNT CHARGES 2.00%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.066           1.291                       -
                                                               2003        1.000           1.066                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.319           1.615                       -
                                                               2003        1.000           1.319                       -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.238           1.432                       -
                                                               2003        1.000           1.238                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.171           1.312                       -
                                                               2003        1.000           1.171                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.125           1.168                       -
                                                               2003        1.000           1.125                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.164           1.491                       -
                                                               2003        1.000           1.164                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2004        1.127           1.222                       -
                                                               2003        1.000           1.127                       -

   Capital Growth Portfolio - Class B (7/03)                   2004        1.115           1.175                       -
                                                               2003        1.000           1.115                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Global Discovery Portfolio - Class B (7/03)                 2004        1.253           1.512                       -
                                                               2003        1.000           1.253                       -

   Growth and Income Portfolio - Class B (8/03)                2004        1.127           1.213                       -
                                                               2003        1.000           1.127                       -

   Health Sciences Portfolio - Class B (7/03)                  2004        1.123           1.201                       -
                                                               2003        1.000           1.123                       -

   International Portfolio - Class B (7/03)                    2004        1.184           1.349                       -
                                                               2003        1.000           1.184                       -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.164           1.183                       -
                                                               2003        1.000           1.164                       -

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.155           1.309                       -
                                                               2003        1.000           1.155                       -

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.041                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.988           1.008                       -
                                                               2003        1.000           0.988                       -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.180           1.322                       -
                                                               2003        1.000           1.180                       -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.995           1.008                       -
                                                               2003        1.000           0.995                       -

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.019           1.076                       -

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.108           1.138                       -
                                                               2003        1.000           1.108                       -

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.095                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder High Income Portfolio - Class B (7/03)              2004        1.091           1.199                       -
                                                               2003        1.000           1.091                       -

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.058                       -

   Scudder International Select Equity Portfolio -
   Class B (7/03)                                              2004        1.209           1.397                       -
                                                               2003        1.000           1.209                       -

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.990           0.975                       -
                                                               2003        1.000           0.990                       -

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.132           1.227                       -
                                                               2003        1.000           1.132                       -

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.985           1.045                       -
                                                               2003        1.000           0.985                       -

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.215           1.209                       -
                                                               2003        1.000           1.215                       -

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.063           1.108                       -
                                                               2003        1.000           1.063                       -

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.158           1.264                       -
                                                               2003        1.000           1.158                       -

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.129           1.234                       -
                                                               2003        1.000           1.129                       -

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.162           1.295                       -
                                                               2003        1.000           1.162                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.244           1.531                       -
                                                               2003        1.000           1.244                       -

   SVS Eagle Focused Large Cap Growth Portfolio -
   Class B (7/03)                                              2004        1.118           1.112                       -
                                                               2003        1.000           1.118                       -

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.157           1.258                       -
                                                               2003        1.000           1.157                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.162           1.249                       -
                                                               2003        1.000           1.162                       -

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.132           1.220                       -
                                                               2003        1.000           1.132                       -

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.175           1.284                       -
                                                               2003        1.000           1.175                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.119           1.219                       -
                                                               2003        1.000           1.119                       -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.110           1.221                       -
                                                               2003        1.000           1.110                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.122           1.291                       -
                                                               2003        1.000           1.122                       -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.193           1.180                       -
                                                               2003        1.000           1.193                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.212           1.315                       -
                                                               2003        1.000           1.212                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.062           1.086                       -
                                                               2003        1.000           1.062                       -

   Alger American Leveraged AllCap Portfolio - Class S
   Shares (9/03)                                               2004        1.121           1.185                       -
                                                               2003        1.000           1.121                       -




                       SCUDDER ADVOCATE ADVISOR ST1 - TLAC

                         SEPARATE ACCOUNT CHARGES 2.20%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.065           1.287                       -
                                                               2003        1.000           1.065                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.318           1.610                       -
                                                               2003        1.000           1.318                       -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.236           1.427                       -
                                                               2003        1.000           1.236                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.170           1.308                       -
                                                               2003        1.000           1.170                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.124           1.165                       -
                                                               2003        1.000           1.124                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.162           1.486                       -
                                                               2003        1.000           1.162                       -

Scudder Variable Series I




   21st Century Growth Portfolio - Class B (9/03)              2004        1.126           1.218                       -
                                                               2003        1.000           1.126                       -

   Capital Growth Portfolio - Class B (7/03)                   2004        1.114           1.172                       -
                                                               2003        1.000           1.114                       -

   Global Discovery Portfolio - Class B (7/03)                 2004        1.251           1.507                       -
                                                               2003        1.000           1.251                       -

   Growth and Income Portfolio - Class B (8/03)                2004        1.126           1.209                       -
                                                               2003        1.000           1.126                       -



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.121           1.198                       -
                                                               2003        1.000           1.121                       -

   International Portfolio - Class B (7/03)                    2004        1.183           1.345                       -
                                                               2003        1.000           1.183                       -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.163           1.179                       -
                                                               2003        1.000           1.163                       -

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.154           1.305                       -
                                                               2003        1.000           1.154                       -

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.040                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.987           1.005                       -
                                                               2003        1.000           0.987                       -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.179           1.318                       -
                                                               2003        1.000           1.179                       -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.994           1.005                       -
                                                               2003        1.000           0.994                       -

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.019           1.075                       -

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.107           1.134                       -
                                                               2003        1.000           1.107                       -

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.094                       -

   Scudder High Income Portfolio - Class B (7/03)              2004        1.090           1.195                       -
                                                               2003        1.000           1.090                       -

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.057                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio -             2004        1.208           1.393                       -
   Class B (7/03)                                              2003        1.000           1.208                       -

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.989           0.972                       -
                                                               2003        1.000           0.989                       -

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.131           1.223                       -
                                                               2003        1.000           1.131                       -

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.984           1.042                       -
                                                               2003        1.000           0.984                       -

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.214           1.205                       -
                                                               2003        1.000           1.214                       -

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.062           1.105                       -
                                                               2003        1.000           1.062                       -

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.156           1.260                       -
                                                               2003        1.000           1.156                       -

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.128           1.230                       -
                                                               2003        1.000           1.128                       -

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.161           1.290                       -
                                                               2003        1.000           1.161                       -

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.243           1.526                       -
                                                               2003        1.000           1.243                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.116           1.109                       -
   Class B (7/03)                                              2003        1.000           1.116                       -

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.156           1.254                       -
                                                               2003        1.000           1.156                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.161           1.245                       -
                                                               2003        1.000           1.161                       -

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.130           1.216                       -
                                                               2003        1.000           1.130                       -

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.174           1.279                       -
                                                               2003        1.000           1.174                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.118           1.215                       -
                                                               2003        1.000           1.118                       -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.109           1.217                       -
                                                               2003        1.000           1.109                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.120           1.287                       -
                                                               2003        1.000           1.120                       -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.192           1.176                       -
                                                               2003        1.000           1.192                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.211           1.311                       -
                                                               2003        1.000           1.211                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.061           1.082                       -
                                                               2003        1.000           1.061                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Alger American Leveraged AllCap Portfolio - Class S         2004        1.119           1.182                       -
   Shares (9/03)                                               2003        1.000           1.119                       -



                       SCUDDER ADVOCATE ADVISOR ST1 - TLAC

                         SEPARATE ACCOUNT CHARGES 2.40%



                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
AIM Variable Insurance Funds, Inc.
   AIM V.I. Utilities Fund (9/03)                              2004        1.064           1.283                       -
                                                               2003        1.000           1.064                       -

Credit Suisse Trust
   Credit Suisse Trust Emerging Markets Portfolio (9/03)       2004        1.316           1.605                       -
                                                               2003        1.000           1.316                       -

   Credit Suisse Trust Global Post-Venture Capital
   Portfolio (11/03)                                           2004        1.235           1.423                       -
                                                               2003        1.000           1.235                       -

Dreyfus Investment Portfolio
   Dreyfus MidCap Stock Portfolio - Service Shares (7/03)      2004        1.169           1.303                       -
                                                               2003        1.000           1.169                       -

Dreyfus Socially Responsible Growth Fund, Inc.
   Dreyfus Socially Responsible Growth Fund, Inc.- Service
   Shares (12/03)                                              2004        1.123           1.161                       -
                                                               2003        1.000           1.123                       -

Scudder Investments VIT Funds
   Scudder Real Estate Securities Portfolio - Class B (7/03)   2004        1.161           1.482                       -
                                                               2003        1.000           1.161                       -

Scudder Variable Series I
   21st Century Growth Portfolio - Class B (9/03)              2004        1.125           1.215                       -
                                                               2003        1.000           1.125                       -

   Capital Growth Portfolio - Class B (7/03)                   2004        1.112           1.168                       -
                                                               2003        1.000           1.112                       -


   Global Discovery Portfolio - Class B (7/03)                 2004        1.250           1.503                       -
                                                               2003        1.000           1.250                       -

   Growth and Income Portfolio - Class B (8/03)                2004        1.125           1.205                       -
                                                               2003        1.000           1.125                       -




                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Health Sciences Portfolio - Class B (7/03)                  2004        1.120           1.194                       -
                                                               2003        1.000           1.120                       -

   International Portfolio - Class B (7/03)                    2004        1.182           1.341                       -
                                                               2003        1.000           1.182                       -

Scudder Variable Series II
   Scudder Aggressive Growth Portfolio - Class B (7/03)        2004        1.162           1.175                       -
                                                               2003        1.000           1.162                       -

   Scudder Blue Chip Portfolio - Class B (7/03)                2004        1.153           1.300                       -
                                                               2003        1.000           1.153                       -

   Scudder Conservative Income Strategy Portfolio -
   Class B (10/04)                                             2004        1.017           1.040                       -

   Scudder Fixed Income Portfolio - Class B (7/03)             2004        0.986           1.002                       -
                                                               2003        1.000           0.986                       -

   Scudder Global Blue Chip Portfolio - Class B (8/03)         2004        1.177           1.314                       -
                                                               2003        1.000           1.177                       -

   Scudder Government & Agency Securities Portfolio -
   Class B (7/03)                                              2004        0.993           1.002                       -
                                                               2003        1.000           0.993                       -

   Scudder Growth & Income Strategy Portfolio (9/04)           2004        1.019           1.074                       -

   Scudder Growth Portfolio - Class B (9/03)                   2004        1.105           1.131                       -
                                                               2003        1.000           1.105                       -

   Scudder Growth Strategy Portfolio - Class B (10/04)         2004        1.032           1.093                       -

   Scudder High Income Portfolio - Class B (7/03)              2004        1.089           1.192                       -
                                                               2003        1.000           1.089                       -

   Scudder Income & Growth Strategy Portfolio -
   Class B (10/04)                                             2004        1.020           1.056                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Scudder International Select Equity Portfolio -             2004        1.207           1.388                       -
   Class B (7/03)                                              2003        1.000           1.207                       -

   Scudder Mercury Large Cap Core Portfolio (11/04)            2004        1.000           1.036                       -

   Scudder Money Market Portfolio - Class B (7/03)             2004        0.988           0.969                       -
                                                               2003        1.000           0.988                       -

   Scudder Small Cap Growth Portfolio - Class B (7/03)         2004        1.130           1.219                       -
                                                               2003        1.000           1.130                       -

   Scudder Strategic Income Portfolio - Class B (7/03)         2004        0.982           1.038                       -
                                                               2003        1.000           0.982                       -

   Scudder Technology Growth Portfolio - Class B (7/03)        2004        1.213           1.201                       -
                                                               2003        1.000           1.213                       -

   Scudder Templeton Foreign Value Portfolio (11/04)           2004        1.000           1.053                       -

   Scudder Total Return Portfolio - Class B (7/03)             2004        1.060           1.101                       -
                                                               2003        1.000           1.060                       -

   SVS Davis Venture Value Portfolio - Class B (7/03)          2004        1.155           1.256                       -
                                                               2003        1.000           1.155                       -

   SVS Dreman Financial Services Portfolio - Class B (9/03)    2004        1.127           1.226                       -
                                                               2003        1.000           1.127                       -

   SVS Dreman High Return Equity Portfolio - Class B (7/03)    2004        1.160           1.286                       -
                                                               2003        1.000           1.160                       -

   SVS Dreman Small Cap Value Portfolio - Class B (7/03)       2004        1.241           1.521                       -
                                                               2003        1.000           1.241                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   SVS Eagle Focused Large Cap Growth Portfolio -              2004        1.115           1.105                       -
   Class B (7/03)                                              2003        1.000           1.115                       -

   SVS Focus Value & Growth Portfolio - Class B (1/04)         2004        1.155           1.250                       -
                                                               2003        1.000           1.155                       -

   SVS II Scudder Large Cap Value Portfolio - Class B (7/03)   2004        1.160           1.241                       -
                                                               2003        1.000           1.160                       -

   SVS Index 500 Portfolio - Class B (10/03)                   2004        1.129           1.212                       -
                                                               2003        1.000           1.129                       -

   SVS INVESCO Dynamic Growth Portfolio - Class B (9/03)       2004        1.172           1.276                       -
                                                               2003        1.000           1.172                       -

   SVS Janus Growth And Income Portfolio - Class B (7/03)      2004        1.117           1.211                       -
                                                               2003        1.000           1.117                       -

   SVS Janus Growth Opportunities Portfolio -
   Class B (10/03)                                             2004        1.107           1.213                       -
                                                               2003        1.000           1.107                       -

   SVS MFS Strategic Value Portfolio - Class B (7/03)          2004        1.119           1.283                       -
                                                               2003        1.000           1.119                       -

   SVS Oak Strategic Equity Portfolio - Class B (7/03)         2004        1.191           1.173                       -
                                                               2003        1.000           1.191                       -

   SVS Turner Mid Cap Growth Portfolio - Class B (7/03)        2004        1.210           1.307                       -
                                                               2003        1.000           1.210                       -

The Alger American Fund
   Alger American Balanced Portfolio - Class S Shares (7/03)   2004        1.060           1.079                       -
                                                               2003        1.000           1.060                       -





                                                                       UNIT VALUE AT                      NUMBER OF UNITS
                                                                       BEGINNING OF     UNIT VALUE AT      OUTSTANDING AT
                       PORTFOLIO NAME                          YEAR       YEAR           END OF YEAR        END OF YEAR
------------------------------------------------------------- ------- ---------------- --------------- ---------------------
   Alger American Leveraged AllCap Portfolio - Class S         2004        1.118           1.178                       -
   Shares (9/03)                                               2003        1.000           1.118                       -



                                      NOTES


Effective October 15, 2004, AIM Variable Insurance Funds, Inc., INVESCO VIF - Utilities Fund changed its name to AIM Variable Insurance Funds, Inc.: AIM V.I. Utilities Fund.

The date next to each funding option's name reflects the date money first came into the funding option through the Separate Account.

Funding options not listed above had no amount allocated to them or were not available as of December 31, 2004.

"Number of Units outstanding at the end of the period" may include units for Contracts Owners in payout phase, where appropriate.

If an accumulation unit value has no assets and units across all sub-accounts within the Separate Account, and has had no assets and units for the history displayed on the Condensed Financial Information in the past, then it may not be displayed.

ANNUAL REPORT
DECEMBER 31, 2004

                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002

[TRAVELERS LOGO]

The Travelers Insurance Company
The Travelers Life and Annuity Company
One Cityplace
Hartford, CT  06103

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF ASSETS AND LIABILITIES
                                DECEMBER 31, 2004

                                                                    HIGH
                                             CAPITAL                YIELD                  MANAGED                MONEY
                                          APPRECIATION              BOND                   ASSETS                 MARKET
                                              FUND                  TRUST                   TRUST               PORTFOLIO
                                          ------------           -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   507,852            $   103,429            $    48,557            $ 1,500,959

  Receivables:
    Dividends ................                     --                     --                     --                  1,191
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                507,852                103,429                 48,557              1,502,150
                                          -----------            -----------            -----------            -----------

LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   507,852            $   103,429            $    48,557            $ 1,502,150
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                              ALLIANCEBERNSTEIN
                                                                   GROWTH            ALLIANCEBERNSTEIN            GLOBAL
                                             AIM                     AND                  PREMIER                 GROWTH
                                             V.I.                  INCOME                 GROWTH                  FUND -
                                           UTILITIES             PORTFOLIO -            PORTFOLIO -              CLASS 2
                                             FUND                  CLASS B                CLASS B                 SHARES
                                          -----------         -----------------      -----------------         -----------
ASSETS:
  Investments at market value:            $   224,778            $   319,228            $   222,425            $ 3,468,660

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                224,778                319,228                222,425              3,468,660
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   224,778            $   319,228            $   222,425            $ 3,468,660
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                   CREDIT
                                               CREDIT              SUISSE              DELAWARE             DREYFUS
                                               SUISSE               TRUST                VIP                 MIDCAP
    GROWTH            GROWTH-INCOME            TRUST               GLOBAL                REIT                STOCK
    FUND -                FUND -              EMERGING          POST-VENTURE           SERIES -           PORTFOLIO -
    CLASS 2              CLASS 2              MARKETS              CAPITAL             STANDARD             SERVICE
    SHARES                SHARES             PORTFOLIO            PORTFOLIO             CLASS                SHARES
  ----------          -------------         ----------          ------------          ----------          -----------
  $9,389,902           $9,043,375           $  140,184           $   31,532           $1,323,089           $  526,570

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

   9,389,902            9,043,375              140,184               31,532            1,323,089              526,570
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $9,389,902           $9,043,375           $  140,184           $   31,532           $1,323,089           $  526,570
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             DREYFUS
                                            SOCIALLY                                      DREYFUS
                                           RESPONSIBLE             DREYFUS                  VIF                  FRANKLIN
                                             GROWTH                  VIF                DEVELOPING                SMALL
                                              FUND,             APPRECIATION              LEADERS                  CAP
                                              INC.-              PORTFOLIO -            PORTFOLIO -               FUND -
                                             SERVICE               INITIAL                INITIAL                CLASS 2
                                             SHARES                SHARES                 SHARES                  SHARES
                                          -----------           ------------            -----------            -----------
ASSETS:
  Investments at market value:            $    23,229            $   164,581            $   837,761            $ 1,289,085

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 23,229                164,581                837,761              1,289,085
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $    23,229            $   164,581            $   837,761            $ 1,289,085
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                       TEMPLETON
    MUTUAL             DEVELOPING           TEMPLETON             TEMPLETON
    SHARES              MARKETS              FOREIGN               GROWTH
  SECURITIES           SECURITIES           SECURITIES           SECURITIES                               DIVERSIFIED
    FUND -               FUND -               FUND -               FUND -                                  STRATEGIC
    CLASS 2             CLASS 2              CLASS 2               CLASS 2           APPRECIATION            INCOME
    SHARES               SHARES               SHARES               SHARES             PORTFOLIO            PORTFOLIO
  ----------           ----------           ----------           ----------          ------------         -----------
  $3,060,360           $1,007,504           $1,519,068           $1,630,455           $  924,427           $  632,338

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

   3,060,360            1,007,504            1,519,068            1,630,455              924,427              632,338
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $3,060,360           $1,007,504           $1,519,068           $1,630,455           $  924,427           $  632,338
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SALOMON                SALOMON
                                                                                         BROTHERS                BROTHERS
                                                                                         VARIABLE                VARIABLE
                                            EQUITY                                      AGGRESSIVE               GROWTH &
                                             INDEX                                        GROWTH                  INCOME
                                          PORTFOLIO -            FUNDAMENTAL               FUND -                 FUND -
                                           CLASS II                 VALUE                 CLASS I                CLASS I
                                            SHARES                PORTFOLIO               SHARES                  SHARES
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $ 1,407,276            $ 1,364,044            $   292,984            $   291,268

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,407,276              1,364,044                292,984                291,268
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,407,276            $ 1,364,044            $   292,984            $   291,268
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                          GLOBAL                                     MID
                           LIFE                GLOBAL                CAP               WORLDWIDE             LAZARD
   BALANCED              SCIENCES            TECHNOLOGY            GROWTH                GROWTH            RETIREMENT
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -            SMALL
    SERVICE              SERVICE              SERVICE              SERVICE              SERVICE               CAP
    SHARES                SHARES               SHARES              SHARES                SHARES            PORTFOLIO
  -----------          -----------          -----------          -----------          -----------          ----------
  $  351,090           $   54,988           $   60,191           $  164,137           $   48,583           $  270,527

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     351,090               54,988               60,191              164,137               48,583              270,527
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  351,090           $   54,988           $   60,191           $  164,137           $   48,583           $  270,527
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 MERRILL
                                                                                          MERRILL                 LYNCH
                                                                                           LYNCH                  VALUE
                                            GROWTH                                        GLOBAL              OPPORTUNITIES
                                              AND                  MID-CAP            ALLOCATION V.I.              V.I.
                                            INCOME                  VALUE                 FUND -                  FUND -
                                           PORTFOLIO              PORTFOLIO              CLASS III              CLASS III
                                          -----------            -----------          ---------------         -------------
ASSETS:
  Investments at market value:            $ 1,933,246            $ 3,961,137            $ 1,628,819            $   812,347

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,933,246              3,961,137              1,628,819                812,347
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,933,246            $ 3,961,137            $ 1,628,819            $   812,347
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

  OPPENHEIMER                                                     PUTNAM VT           PUTNAM VT
     MAIN                 REAL                TOTAL             INTERNATIONAL         SMALL CAP
    STREET               RETURN               RETURN               EQUITY               VALUE
   FUND/VA -          PORTFOLIO -          PORTFOLIO -             FUND -               FUND -               ALL CAP
    SERVICE          ADMINISTRATIVE       ADMINISTRATIVE          CLASS IB             CLASS IB               FUND -
    SHARES               CLASS                CLASS                SHARES               SHARES               CLASS I
  -----------        --------------       --------------        -------------         ----------           ----------
  $   34,156           $2,507,423           $5,336,483           $  251,755           $  826,866           $  647,808

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      34,156            2,507,423            5,336,483              251,755              826,866              647,808
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   34,156           $2,507,423           $5,336,483           $  251,755           $  826,866           $  647,808
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                                                 SCUDDER
                                                                                                                   REAL
                                                                  LARGE CAP              SMALL CAP                ESTATE
                                           INVESTORS               GROWTH                 GROWTH                SECURITIES
                                            FUND -                 FUND -                 FUND -               PORTFOLIO -
                                            CLASS I                CLASS I                CLASS I                CLASS B
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   353,281            $   182,462            $   946,097            $   509,597

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                353,281                182,462                946,097                509,597
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   353,281            $   182,462            $   946,097            $   509,597
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     21ST                                                          GROWTH
    CENTURY              CAPITAL               GLOBAL                AND                 HEALTH
    GROWTH                GROWTH             DISCOVERY             INCOME               SCIENCES         INTERNATIONAL
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B             CLASS B
  -----------          -----------          -----------          -----------          -----------        -------------
  $   24,986           $  258,389           $  136,827           $  292,201           $  154,282           $  354,855

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      24,986              258,389              136,827              292,201              154,282              354,855
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   24,986           $  258,389           $  136,827           $  292,201           $  154,282           $  354,855
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SCUDDER
                                            SCUDDER                SCUDDER             CONSERVATIVE              SCUDDER
                                          AGGRESSIVE                BLUE                  INCOME                  FIXED
                                            GROWTH                  CHIP                 STRATEGY                 INCOME
                                          PORTFOLIO -            PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                            CLASS B                CLASS B                CLASS B                CLASS B
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $    14,015            $   405,068            $    14,083            $   794,226

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 14,015                405,068                 14,083                794,226
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $    14,015            $   405,068            $    14,083            $   794,226
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                         SCUDDER                                                                            SCUDDER
    SCUDDER              GROWTH &                                  SCUDDER             SCUDDER              INCOME &
    GLOBAL                INCOME              SCUDDER              GROWTH                HIGH                GROWTH
   BLUE CHIP             STRATEGY              GROWTH             STRATEGY              INCOME              STRATEGY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B             CLASS B              CLASS B
  -----------          -----------          -----------          -----------         -----------          -----------
  $  151,532           $  196,853           $   83,521           $   69,968           $1,174,445           $   56,147

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     151,532              196,853               83,521               69,968            1,174,445               56,147
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  151,532           $  196,853           $   83,521           $   69,968           $1,174,445           $   56,147
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                            SCUDDER                SCUDDER                                       SCUDDER
                                         INTERNATIONAL             MERCURY                SCUDDER                 SMALL
                                            SELECT                LARGE CAP                MONEY                   CAP
                                            EQUITY                  CORE                  MARKET                  GROWTH
                                          PORTFOLIO -            PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                            CLASS B                CLASS B                CLASS B                CLASS B
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   268,226            $     1,037            $11,936,973            $   209,922

  Receivables:
    Dividends ................                     --                     --                  7,187                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                268,226                  1,037             11,944,160                209,922
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   268,226            $     1,037            $11,944,160            $   209,922
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SCUDDER                                                          SVS
    SCUDDER              SCUDDER             TEMPLETON             SCUDDER             SVS DAVIS              DREMAN
   STRATEGIC            TECHNOLOGY            FOREIGN               TOTAL               VENTURE             FINANCIAL
    INCOME                GROWTH               VALUE               RETURN                VALUE               SERVICES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
  -----------          -----------          -----------          -----------          -----------          -----------
  $  216,653           $  157,781           $    1,054           $  541,612           $  879,393           $  215,108

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     216,653              157,781                1,054              541,612              879,393              215,108
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  216,653           $  157,781           $    1,054           $  541,612           $  879,393           $  215,108
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                            SVS
                                          SVS DREMAN                 SVS                   EAGLE                   SVS
                                             HIGH                  DREMAN                 FOCUSED                 FOCUS
                                            RETURN                SMALL CAP              LARGE CAP               VALUE &
                                            EQUITY                  VALUE                 GROWTH                  GROWTH
                                          PORTFOLIO -            PORTFOLIO -            PORTFOLIO -            PORTFOLIO -
                                            CLASS B                CLASS B                CLASS B                CLASS B
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $ 1,047,729            $   966,994            $   249,003            $    27,754

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,047,729                966,994                249,003                 27,754
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,047,729            $   966,994            $   249,003            $    27,754
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    SCUDDER                                                          SVS                  SVS                  SVS
 GOVERNMENT &            SCUDDER                                   INVESCO               JANUS                JANUS
    AGENCY              LARGE CAP               SVS                DYNAMIC             GROWTH AND             GROWTH
  SECURITIES              VALUE              INDEX 500             GROWTH                INCOME           OPPORTUNITIES
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B              CLASS B              CLASS B
 ------------          -----------          -----------          -----------          -----------         -------------
  $  466,783           $  654,166           $  466,837           $   26,988           $  208,821           $   16,036

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     466,783              654,166              466,837               26,988              208,821               16,036
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  466,783           $  654,166           $  466,837           $   26,988           $  208,821           $   16,036
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              SVS
                                              MFS                  SVS OAK              SVS TURNER               SMITH
                                           STRATEGIC              STRATEGIC               MID CAP                BARNEY
                                             VALUE                 EQUITY                 GROWTH                DIVIDEND
                                          PORTFOLIO -            PORTFOLIO -            PORTFOLIO -             STRATEGY
                                            CLASS B                CLASS B                CLASS B              PORTFOLIO
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   576,082            $   240,734            $   349,280            $    95,479

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                576,082                240,734                349,280                 95,479
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   576,082            $   240,734            $   349,280            $    95,479
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

     SMITH                                    MULTIPLE            MULTIPLE
    BARNEY               MULTIPLE            DISCIPLINE          DISCIPLINE             MULTIPLE              ALGER
    PREMIER             DISCIPLINE          PORTFOLIO -          PORTFOLIO -           DISCIPLINE            AMERICAN
  SELECTIONS           PORTFOLIO -            BALANCED             GLOBAL             PORTFOLIO -            BALANCED
    ALL CAP              ALL CAP              ALL CAP              ALL CAP             LARGE CAP           PORTFOLIO -
    GROWTH                GROWTH               GROWTH              GROWTH                GROWTH              CLASS S
   PORTFOLIO            AND VALUE            AND VALUE            AND VALUE            AND VALUE              SHARES
  ----------           -----------          -----------          -----------          -----------          -----------
  $   80,760           $8,784,433           $3,723,360           $  779,767           $1,011,505           $  582,294

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      80,760            8,784,433            3,723,360              779,767            1,011,505              582,294
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   80,760           $8,784,433           $3,723,360           $  779,767           $1,011,505           $  582,294
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             ALGER
                                           AMERICAN
                                           LEVERAGED                                    DISCIPLINED
                                            ALLCAP                                          MID
                                          PORTFOLIO -            CONVERTIBLE                CAP                   EQUITY
                                            CLASS S              SECURITIES                STOCK                  INCOME
                                            SHARES                PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $    74,056            $   788,069            $   225,579            $ 1,337,792

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                 74,056                788,069                225,579              1,337,792
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $    74,056            $   788,069            $   225,579            $ 1,337,792
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       MERRILL
   FEDERATED                                                       LAZARD               LYNCH                 MFS
     HIGH               FEDERATED              LARGE            INTERNATIONAL         LARGE CAP             EMERGING
     YIELD                STOCK                 CAP                 STOCK                CORE                GROWTH
   PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO
  ----------           ----------           ----------           ----------           ----------           ----------
  $  916,334           $   20,860           $  377,184           $  534,277           $2,018,851           $  388,670

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     916,334               20,860              377,184              534,277            2,018,851              388,670
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  916,334           $   20,860           $  377,184           $  534,277           $2,018,851           $  388,670
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                              MFS                                                               TRAVELERS
                                            MID CAP                  MFS                  PIONEER                QUALITY
                                            GROWTH                  VALUE                  FUND                    BOND
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          -----------            -----------            -----------            -----------
ASSETS:
  Investments at market value:            $   210,626            $    44,829            $   330,988            $   936,917

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                210,626                 44,829                330,988                936,917
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   210,626            $    44,829            $   330,988            $   936,917
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                          SB
                                                                                      ADJUSTABLE
                                                                                         RATE                 SMITH
     U.S.                 AIM                  MFS                PIONEER               INCOME               BARNEY
  GOVERNMENT            CAPITAL               TOTAL              STRATEGIC           PORTFOLIO -           AGGRESSIVE
  SECURITIES          APPRECIATION            RETURN              INCOME               CLASS I               GROWTH
   PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO             SHARES              PORTFOLIO
  ----------          ------------          ----------           ----------          -----------           ----------
  $   30,350           $  288,992           $4,702,169           $  297,192           $  836,415           $2,157,500

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

      30,350              288,992            4,702,169              297,192              836,415            2,157,500
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $   30,350           $  288,992           $4,702,169           $  297,192           $  836,415           $2,157,500
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                    SMITH
                                             SMITH                 BARNEY                  SMITH                  SMITH
                                            BARNEY                  LARGE                 BARNEY                  BARNEY
                                             HIGH              CAPITALIZATION             MID CAP                 MONEY
                                            INCOME                 GROWTH                  CORE                   MARKET
                                           PORTFOLIO              PORTFOLIO              PORTFOLIO              PORTFOLIO
                                          -----------          --------------           -----------            -----------
ASSETS:
  Investments at market value:            $ 1,891,710            $   614,754            $   274,247            $ 1,504,112

  Receivables:
    Dividends ................                     --                     --                     --                  1,211
                                          -----------            -----------            -----------            -----------

      Total Assets ...........              1,891,710                614,754                274,247              1,505,323
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $ 1,891,710            $   614,754            $   274,247            $ 1,505,323
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                                                                       EMERGING
                        TRAVELERS              VAN                COMSTOCK              GROWTH             ENTERPRISE
   STRATEGIC             MANAGED              KAMPEN             PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    EQUITY                INCOME            ENTERPRISE            CLASS II             CLASS I              CLASS II
   PORTFOLIO            PORTFOLIO           PORTFOLIO              SHARES               SHARES               SHARES
  ----------           ----------           ----------           -----------         -----------          -----------
  $  228,856           $  875,496           $   52,657           $2,278,384           $  551,888           $  134,938

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

     228,856              875,496               52,657            2,278,384              551,888              134,938
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
  ----------           ----------           ----------           ----------           ----------           ----------

  $  228,856           $  875,496           $   52,657           $2,278,384           $  551,888           $  134,938
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

                                             SMITH                                                              DYNAMIC
                                            BARNEY                                                              CAPITAL
                                           SMALL CAP            CONTRAFUND(R)          CONTRAFUND(R)          APPRECIATION
                                            GROWTH               PORTFOLIO -            PORTFOLIO -           PORTFOLIO -
                                         OPPORTUNITIES             SERVICE                SERVICE               SERVICE
                                           PORTFOLIO                CLASS                 CLASS 2               CLASS 2
                                         -------------          -------------          -------------          ------------
ASSETS:
  Investments at market value:            $   130,789            $   499,549            $   744,114            $    95,293

  Receivables:
    Dividends ................                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

      Total Assets ...........                130,789                499,549                744,114                 95,293
                                          -----------            -----------            -----------            -----------


LIABILITIES:

      Total Liabilities ......                     --                     --                     --                     --
                                          -----------            -----------            -----------            -----------

NET ASSETS:                               $   130,789            $   499,549            $   744,114            $    95,293
                                          ===========            ===========            ===========            ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF ASSETS AND LIABILITIES - CONTINUED
                                DECEMBER 31, 2004

    MID CAP
  PORTFOLIO -
    SERVICE
    CLASS 2                COMBINED
  ------------           ------------

  $  1,599,021           $129,133,333

            --                  9,589
  ------------           ------------

     1,599,021            129,142,922
  ------------           ------------

            --                     --
  ------------           ------------

  $  1,599,021           $129,142,922
  ============           ============


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                             STATEMENT OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               HIGH
                                                          CAPITAL              YIELD              MANAGED              MONEY
                                                       APPRECIATION            BOND                ASSETS              MARKET
                                                           FUND                TRUST               TRUST             PORTFOLIO
                                                       ------------          ---------           ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   6,458           $   1,090           $  15,056
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              6,677                 346                 331              26,839
  Administrative fees .........................                525                  32                  27               2,198
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              7,202                 378                 358              29,037
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (7,202)              6,080                 732             (13,981)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                 400                  --
    Realized gain (loss) on sale of investments              3,829                  29                  13                  --
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              3,829                  29                 413                  --
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             78,512              (3,000)              1,942                  --
                                                         ---------           ---------           ---------           ---------

  Net increase (decrease) in net assets
    resulting from operations .................          $  75,139           $   3,109           $   3,087           $ (13,981)
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                    ALLIANCEBERNSTEIN    ALLIANCEBERNSTEIN         GLOBAL
     AIM                GROWTH AND            PREMIER              GROWTH               GROWTH           GROWTH-INCOME
     V.I.                 INCOME               GROWTH              FUND -               FUND -               FUND -
  UTILITIES            PORTFOLIO -          PORTFOLIO -            CLASS 2             CLASS 2              CLASS 2
     FUND                CLASS B              CLASS B              SHARES               SHARES               SHARES
  ----------        -----------------    -----------------       ----------           ----------         -------------
  $      759           $    1,632           $       --           $   10,210           $   14,374           $   72,531
  ----------           ----------           ----------           ----------           ----------           ----------

       1,496                4,523                3,343               44,406              125,308              136,059
         125                  334                  263                3,493                9,691               10,325
  ----------           ----------           ----------           ----------           ----------           ----------

       1,621                4,857                3,606               47,899              134,999              146,384
  ----------           ----------           ----------           ----------           ----------           ----------

        (862)              (3,225)              (3,606)             (37,689)            (120,625)             (73,853)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
       2,318                2,341                   (4)              22,079               27,606               44,921
  ----------           ----------           ----------           ----------           ----------           ----------

       2,318                2,341                   (4)              22,079               27,606               44,921
  ----------           ----------           ----------           ----------           ----------           ----------

      28,423               22,721               15,442              319,864              854,956              631,428
  ----------           ----------           ----------           ----------           ----------           ----------

  $   29,879           $   21,837           $   11,832           $  304,254           $  761,937           $  602,496
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               CREDIT
                                                          CREDIT               SUISSE                                 DREYFUS
                                                          SUISSE               TRUST              DELAWARE             MIDCAP
                                                           TRUST               GLOBAL             VIP REIT             STOCK
                                                         EMERGING           POST-VENTURE          SERIES -          PORTFOLIO -
                                                          MARKETS             CAPITAL             STANDARD            SERVICE
                                                         PORTFOLIO           PORTFOLIO             CLASS               SHARES
                                                         ---------          ------------         ---------          -----------
INVESTMENT INCOME:
  Dividends ...................................          $     236           $      --           $  13,983           $     862
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              1,688                 607              16,770               8,207
  Administrative fees .........................                143                  46               1,309                 648
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              1,831                 653              18,079               8,855
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (1,595)               (653)             (4,096)             (7,993)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --              14,488              11,653
    Realized gain (loss) on sale of investments             (2,838)             (2,148)             27,589               2,434
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             (2,838)             (2,148)             42,077              14,087
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             20,265               3,227             226,870              43,027
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  15,832           $     426           $ 264,851           $  49,121
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    DREYFUS                                                                                                TEMPLETON
   SOCIALLY                                DREYFUS VIF                                  MUTUAL             DEVELOPING
  RESPONSIBLE         DREYFUS VIF           DEVELOPING            FRANKLIN              SHARES              MARKETS
    GROWTH            APPRECIATION           LEADERS              SMALL CAP           SECURITIES           SECURITIES
  FUND, INC.-         PORTFOLIO -          PORTFOLIO -             FUND -               FUND -               FUND -
    SERVICE             INITIAL              INITIAL               CLASS 2             CLASS 2              CLASS 2
    SHARES               SHARES               SHARES               SHARES               SHARES               SHARES
  -----------         -----------          -----------           ----------           ----------           ----------
  $       34           $    2,679           $    1,604           $       --           $   15,123           $   12,362
  ----------           ----------           ----------           ----------           ----------           ----------

         348                2,108               11,907               24,881               39,434               12,781
          28                  193                1,045                1,781                3,055                1,006
  ----------           ----------           ----------           ----------           ----------           ----------

         376                2,301               12,952               26,662               42,489               13,787
  ----------           ----------           ----------           ----------           ----------           ----------

        (342)                 378              (11,348)             (26,662)             (27,366)              (1,425)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
      (1,542)                 175                6,415               12,281                5,862               26,627
  ----------           ----------           ----------           ----------           ----------           ----------

      (1,542)                 175                6,415               12,281                5,862               26,627
  ----------           ----------           ----------           ----------           ----------           ----------

       1,493                5,403               70,169              119,642              263,629              156,782
  ----------           ----------           ----------           ----------           ----------           ----------

  $     (391)          $    5,956           $   65,236           $  105,261           $  242,125           $  181,984
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         TEMPLETON           TEMPLETON
                                                          FOREIGN              GROWTH
                                                        SECURITIES           SECURITIES                             DIVERSIFIED
                                                          FUND -               FUND -                                STRATEGIC
                                                          CLASS 2             CLASS 2           APPRECIATION           INCOME
                                                          SHARES               SHARES            PORTFOLIO           PORTFOLIO
                                                        ----------           ----------         ------------        -----------
INVESTMENT INCOME:
  Dividends ...................................          $   9,633           $  12,151           $   9,868           $  30,230
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             20,152              18,299              15,564              15,432
  Administrative fees .........................              1,450               1,594               1,120               1,299
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             21,602              19,893              16,684              16,731
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            (11,969)             (7,742)             (6,816)             13,499
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              5,634              28,054               6,159              (4,958)
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              5,634              28,054               6,159              (4,958)
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            180,665             148,302              51,226              22,825
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 174,330           $ 168,614           $  50,569           $  31,366
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             SALOMON               SALOMON
                                             BROTHERS             BROTHERS
                                             VARIABLE             VARIABLE                                   GLOBAL
    EQUITY                                  AGGRESSIVE            GROWTH &                                    LIFE
     INDEX                                    GROWTH               INCOME              BALANCED             SCIENCES
  PORTFOLIO -          FUNDAMENTAL            FUND -               FUND -            PORTFOLIO -          PORTFOLIO -
   CLASS II               VALUE              CLASS I               CLASS I             SERVICE              SERVICE
    SHARES              PORTFOLIO             SHARES               SHARES               SHARES               SHARES
  -----------          -----------          ----------           ----------          -----------          -----------
  $   18,243           $    8,677           $       --           $    2,535           $    8,453           $       --
  ----------           ----------           ----------           ----------           ----------           ----------

      22,035               24,290                3,670                4,502                8,958                  873
       1,710                1,801                  330                  345                  696                   62
  ----------           ----------           ----------           ----------           ----------           ----------

      23,745               26,091                4,000                4,847                9,654                  935
  ----------           ----------           ----------           ----------           ----------           ----------

      (5,502)             (17,414)              (4,000)              (2,312)              (1,201)                (935)
  ----------           ----------           ----------           ----------           ----------           ----------

          --               30,803                   --                   --                   --                   --
      26,758               12,592                  606                  810               22,568                  194
  ----------           ----------           ----------           ----------           ----------           ----------

      26,758               43,395                  606                  810               22,568                  194
  ----------           ----------           ----------           ----------           ----------           ----------

      81,187               41,508               22,909               17,854                  533                2,831
  ----------           ----------           ----------           ----------           ----------           ----------

  $  102,443           $   67,489           $   19,515           $   16,352           $   21,900           $    2,090
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                MID
                                                           GLOBAL               CAP              WORLDWIDE
                                                         TECHNOLOGY            GROWTH              GROWTH              LAZARD
                                                         PORTFOLIO -        PORTFOLIO -         PORTFOLIO -          RETIREMENT
                                                           SERVICE            SERVICE             SERVICE            SMALL CAP
                                                           SHARES              SHARES              SHARES            PORTFOLIO
                                                         -----------        -----------         -----------          ----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $      --           $     529           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................                825               2,583               1,401               3,282
  Administrative fees .........................                 70                 209                 108                 245
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................                895               2,792               1,509               3,527
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............               (895)             (2,792)               (980)             (3,527)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                139                 864              16,728               1,471
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                139                 864              16,728               1,471
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................                 80              27,192             (12,527)             30,545
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $    (676)          $  25,264           $   3,221           $  28,489
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                             MERRILL              MERRILL            OPPENHEIMER
                                              LYNCH                LYNCH                 MAIN                 REAL
   GROWTH                                     GLOBAL               VALUE                STREET               RETURN
     AND                MID-CAP             ALLOCATION         OPPORTUNITIES          FUND/VA -           PORTFOLIO -
   INCOME                VALUE             V.I. FUND -          V.I. FUND -            SERVICE           ADMINISTRATIVE
  PORTFOLIO            PORTFOLIO            CLASS III            CLASS III              SHARES               CLASS
  ----------           ----------          -----------         -------------         -----------         --------------
  $   15,187           $   10,542           $   49,580           $       --           $       --           $   20,978
  ----------           ----------           ----------           ----------           ----------           ----------

      25,375               40,658               11,828                6,170                  277               35,802
       1,938                3,228                  912                  480                   22                3,072
  ----------           ----------           ----------           ----------           ----------           ----------

      27,313               43,886               12,740                6,650                  299               38,874
  ----------           ----------           ----------           ----------           ----------           ----------

     (12,126)             (33,344)              36,840               (6,650)                (299)             (17,896)
  ----------           ----------           ----------           ----------           ----------           ----------

      15,437               53,703                   --              214,150                   --               79,410
      18,407               20,251                  862                  163                    5               14,159
  ----------           ----------           ----------           ----------           ----------           ----------

      33,844               73,954                  862              214,313                    5               93,569
  ----------           ----------           ----------           ----------           ----------           ----------

     154,921              487,477               81,503             (138,137)               2,643               58,881
  ----------           ----------           ----------           ----------           ----------           ----------

  $  176,639           $  528,087           $  119,205           $   69,526           $    2,349           $  134,554
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                   PUTNAM
                                                                             PUTNAM VT               VT
                                                           TOTAL           INTERNATIONAL         SMALL CAP
                                                          RETURN               EQUITY              VALUE
                                                        PORTFOLIO -            FUND -              FUND -             ALL CAP
                                                      ADMINISTRATIVE          CLASS IB            CLASS IB             FUND -
                                                           CLASS               SHARES              SHARES             CLASS I
                                                      --------------       -------------         ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $  85,608           $   3,158           $   1,696           $   3,328
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             86,992               4,382              10,192               9,663
  Administrative fees .........................              6,758                 324                 888                 748
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             93,750               4,706              11,080              10,411
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (8,142)             (1,548)             (9,384)             (7,083)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................             77,475                  --                  --                  --
    Realized gain (loss) on sale of investments             12,030               9,904              10,491               9,633
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             89,505               9,904              10,491               9,633
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             34,430              21,811             146,707              32,314
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 115,793           $  30,167           $ 147,814           $  34,864
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                   SCUDDER
                          LARGE                SMALL                REAL                 21ST
                           CAP                  CAP                ESTATE              CENTURY              CAPITAL
   INVESTORS              GROWTH               GROWTH            SECURITIES             GROWTH               GROWTH
     FUND -               FUND -               FUND -            PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS I              CLASS I              CLASS I              CLASS B             CLASS B              CLASS B
  ----------           ----------           ----------           -----------         -----------          -----------
  $    4,980           $      311           $       --           $    2,160           $       --           $      544
  ----------           ----------           ----------           ----------           ----------           ----------

       7,014                2,574               13,402                6,898                  427                5,522
         559                  228                1,005                  571                   34                  436
  ----------           ----------           ----------           ----------           ----------           ----------

       7,573                2,802               14,407                7,469                  461                5,958
  ----------           ----------           ----------           ----------           ----------           ----------

      (2,593)              (2,491)             (14,407)              (5,309)                (461)              (5,414)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                  480                   --                   --
      14,135                 (956)              22,184               20,422                    3                1,415
  ----------           ----------           ----------           ----------           ----------           ----------

      14,135                 (956)              22,184               20,902                    3                1,415
  ----------           ----------           ----------           ----------           ----------           ----------

      14,379                  664               93,199               89,740                2,139               12,081
  ----------           ----------           ----------           ----------           ----------           ----------

  $   25,921           $   (2,783)          $  100,976           $  105,333           $    1,681           $    8,082
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                               GROWTH
                                                          GLOBAL                AND                HEALTH
                                                         DISCOVERY             INCOME             SCIENCES         INTERNATIONAL
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B             CLASS B
                                                        -----------         -----------         -----------        ------------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   1,027           $      --           $   1,873
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              1,876               4,166               2,262               4,607
  Administrative fees .........................                146                 346                 183                 372
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              2,022               4,512               2,445               4,979
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (2,022)             (3,485)             (2,445)             (3,106)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              4,712               1,732                  31              16,052
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              4,712               1,732                  31              16,052
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             15,206              24,933               5,430              38,878
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  17,896           $  23,180           $   3,016           $  51,824
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                              SCUDDER                                                       SCUDDER
    SCUDDER              SCUDDER            CONSERVATIVE           SCUDDER             SCUDDER              GROWTH &
  AGGRESSIVE               BLUE                INCOME               FIXED               GLOBAL               INCOME
    GROWTH                 CHIP               STRATEGY             INCOME             BLUE CHIP             STRATEGY
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B             CLASS B              CLASS B
  -----------          -----------          -----------          -----------         -----------          -----------
  $       --           $      589           $       --           $   19,338           $    1,555           $       --
  ----------           ----------           ----------           ----------           ----------           ----------

         417                5,071                   52               12,886                3,404                1,086
          37                  421                    5                1,087                  266                   85
  ----------           ----------           ----------           ----------           ----------           ----------

         454                5,492                   57               13,973                3,670                1,171
  ----------           ----------           ----------           ----------           ----------           ----------

        (454)              (4,903)                 (57)               5,365               (2,115)              (1,171)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --               10,684                   --                   --
      (4,666)               4,007                    1                2,329               14,632                  125
  ----------           ----------           ----------           ----------           ----------           ----------

      (4,666)               4,007                    1               13,013               14,632                  125
  ----------           ----------           ----------           ----------           ----------           ----------

        (277)              39,546                  389               (1,061)               8,675               11,336
  ----------           ----------           ----------           ----------           ----------           ----------

  $   (5,397)          $   38,650           $      333           $   17,317           $   21,192           $   10,290
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                                      SCUDDER
                                                                              SCUDDER             SCUDDER             INCOME &
                                                          SCUDDER              GROWTH               HIGH               GROWTH
                                                          GROWTH              STRATEGY             INCOME             STRATEGY
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B             CLASS B
                                                        -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $      --           $ 208,239           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              1,199                 195              21,917                 157
  Administrative fees .........................                 98                  16               1,974                  15
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              1,297                 211              23,891                 172
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (1,297)               (211)            184,348                (172)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                611                   3             (80,324)                  4
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                611                   3             (80,324)                  4
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................              5,338               2,306              44,866               2,068
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $   4,652           $   2,098           $ 148,890           $   1,900
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

    SCUDDER              SCUDDER
 INTERNATIONAL           MERCURY              SCUDDER              SCUDDER             SCUDDER               SCUDDER
    SELECT                LARGE                MONEY              SMALL CAP           STRATEGIC             TECHNOLOGY
    EQUITY               CAP CORE              MARKET              GROWTH               INCOME                GROWTH
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -           PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B             CLASS B               CLASS B
 -------------         -----------          -----------          -----------         -----------           -----------
  $    1,961           $       --           $   64,886           $       --           $       --           $       --
  ----------           ----------           ----------           ----------           ----------           ----------

       5,126                    2              197,876                4,592                3,267                3,629
         434                   --               19,037                  384                  271                  313
  ----------           ----------           ----------           ----------           ----------           ----------

       5,560                    2              216,913                4,976                3,538                3,942
  ----------           ----------           ----------           ----------           ----------           ----------

      (3,599)                  (2)            (152,027)              (4,976)              (3,538)              (3,942)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                7,393                   --
      20,453                   --                   --                1,031                   50               (9,664)
  ----------           ----------           ----------           ----------           ----------           ----------

      20,453                   --                   --                1,031                7,443               (9,664)
  ----------           ----------           ----------           ----------           ----------           ----------

      24,388                   39                   --               13,733                9,893               (5,899)
  ----------           ----------           ----------           ----------           ----------           ----------

  $   41,242           $       37           $ (152,027)          $    9,788           $   13,798           $  (19,505)
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                          SCUDDER                                    SVS                 SVS
                                                         TEMPLETON            SCUDDER               DAVIS               DREMAN
                                                          FOREIGN              TOTAL               VENTURE            FINANCIAL
                                                           VALUE               RETURN               VALUE              SERVICES
                                                        PORTFOLIO -         PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
                                                          CLASS B             CLASS B              CLASS B             CLASS B
                                                        -----------         -----------          -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................          $      --           $   6,296           $     216           $     669
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................                  2               8,883              11,973               2,460
  Administrative fees .........................                 --                 736                 951                 206
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................                  2               9,619              12,924               2,666
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............                 (2)             (3,323)            (12,708)             (1,997)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                 --               3,810               5,639                 494
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                 --               3,810               5,639                 494
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................                 56              17,241              68,468              16,646
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $      54           $  17,728           $  61,399           $  15,143
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      SVS                  SVS               SVS EAGLE
    DREMAN                DREMAN              FOCUSED                SVS               SCUDDER
     HIGH                 SMALL                LARGE                FOCUS            GOVERNMENT &           SCUDDER
    RETURN                 CAP                  CAP                VALUE &              AGENCY               LARGE
    EQUITY                VALUE                GROWTH              GROWTH             SECURITIES           CAP VALUE
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -          PORTFOLIO -
    CLASS B              CLASS B              CLASS B              CLASS B             CLASS B              CLASS B
  -----------          -----------          -----------          -----------         ------------         -----------
  $   11,009           $    2,713           $       --           $       47           $    8,116           $    4,591
  ----------           ----------           ----------           ----------           ----------           ----------

      16,412               11,931                4,680                  259                7,523                8,827
       1,349                  974                  364                   20                  651                  727
  ----------           ----------           ----------           ----------           ----------           ----------

      17,761               12,905                5,044                  279                8,174                9,554
  ----------           ----------           ----------           ----------           ----------           ----------

      (6,752)             (10,192)              (5,044)                (232)                 (58)              (4,963)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                2,958                   --
      29,019               12,275               (2,526)                 102                3,681                2,711
  ----------           ----------           ----------           ----------           ----------           ----------

      29,019               12,275               (2,526)                 102                6,639                2,711
  ----------           ----------           ----------           ----------           ----------           ----------

      76,319              139,906                4,056                2,622                2,891               42,375
  ----------           ----------           ----------           ----------           ----------           ----------

  $   98,586           $  141,989           $   (3,514)          $    2,492           $    9,472           $   40,123
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                    SVS
                                                                                SVS                JANUS                SVS
                                                           SVS                INVESCO              GROWTH              JANUS
                                                          INDEX               DYNAMIC               AND                GROWTH
                                                           500                GROWTH              INCOME          OPPORTUNITIES
                                                        PORTFOLIO -         PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                          CLASS B             CLASS B             CLASS B             CLASS B
                                                        -----------         -----------         -----------       -------------
INVESTMENT INCOME:
  Dividends ...................................          $   3,093           $      --           $      --           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              7,497                 439               3,578                 263
  Administrative fees .........................                601                  35                 281                  20
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              8,098                 474               3,859                 283
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (5,005)               (474)             (3,859)               (283)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              5,156                 183               7,834                   4
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              5,156                 183               7,834                   4
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             28,698               2,553               8,397               1,418
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  28,849           $   2,262           $  12,372           $   1,139
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                        SMITH
      SVS                                       SVS                                     BARNEY              MULTIPLE
      MFS                SVS OAK               TURNER               SMITH              PREMIER             DISCIPLINE
   STRATEGIC            STRATEGIC             MID CAP              BARNEY             SELECTIONS          PORTFOLIO -
     VALUE                EQUITY               GROWTH             DIVIDEND             ALL CAP              ALL CAP
  PORTFOLIO -          PORTFOLIO -          PORTFOLIO -           STRATEGY              GROWTH               GROWTH
    CLASS B              CLASS B              CLASS B             PORTFOLIO           PORTFOLIO            AND VALUE
  -----------          -----------          -----------          ----------           ----------          -----------
  $      397           $       --           $       --           $      890           $       --           $   27,124
  ----------           ----------           ----------           ----------           ----------           ----------

       9,116                2,647                4,825                2,003                  654              168,542
         746                  214                  395                  149                   41               12,371
  ----------           ----------           ----------           ----------           ----------           ----------

       9,862                2,861                5,220                2,152                  695              180,913
  ----------           ----------           ----------           ----------           ----------           ----------

      (9,465)              (2,861)              (5,220)              (1,262)                (695)            (153,789)
  ----------           ----------           ----------           ----------           ----------           ----------

         277                   --                   --                   --                   --               31,344
      11,578               (1,021)              (1,965)               4,212                   39              121,251
  ----------           ----------           ----------           ----------           ----------           ----------

      11,855               (1,021)              (1,965)               4,212                   39              152,595
  ----------           ----------           ----------           ----------           ----------           ----------

      68,316                4,429               29,086                  (15)               6,350              319,716
  ----------           ----------           ----------           ----------           ----------           ----------

  $   70,706           $      547           $   21,901           $    2,935           $    5,694           $  318,522
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                         MULTIPLE
                                                        DISCIPLINE           MULTIPLE
                                                        PORTFOLIO -          DISCIPLINE          MULTIPLE              ALGER
                                                         BALANCED           PORTFOLIO -          DISCIPLINE          AMERICAN
                                                          ALL CAP              GLOBAL           PORTFOLIO -          BALANCED
                                                          GROWTH              ALL CAP            LARGE CAP          PORTFOLIO -
                                                           AND                 GROWTH              GROWTH             CLASS S
                                                          VALUE              AND VALUE           AND VALUE             SHARES
                                                        -----------         -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................          $  29,961           $   3,311           $   7,006           $   8,073
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             66,242              12,203              14,641              10,280
  Administrative fees .........................              4,967                 926               1,095                 861
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             71,209              13,129              15,736              11,141
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............            (41,248)             (9,818)             (8,730)             (3,068)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................              8,369               2,518               9,452                  --
    Realized gain (loss) on sale of investments             62,561               7,006               2,690               1,239
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................             70,930               9,524              12,142               1,239
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             72,924              46,878              36,172               9,934
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 102,606           $  46,584           $  39,584           $   8,105
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     ALGER
   AMERICAN
   LEVERAGED                                DISCIPLINED
    ALLCAP                                      MID                                   FEDERATED
  PORTFOLIO -          CONVERTIBLE              CAP                EQUITY                HIGH              FEDERATED
    CLASS S             SECURITIES             STOCK               INCOME               YIELD                STOCK
    SHARES              PORTFOLIO            PORTFOLIO           PORTFOLIO            PORTFOLIO            PORTFOLIO
  ----------0          -----------          -----------          ----------           ----------           ----------
  $       --           $   16,575           $      579           $   16,799           $   65,416           $      289
  ----------           ----------           ----------           ----------           ----------           ----------

       1,640               11,049                2,701               22,473               14,582                  281
         141                  862                  240                1,709                1,265                   27
  ----------           ----------           ----------           ----------           ----------           ----------

       1,781               11,911                2,941               24,182               15,847                  308
  ----------           ----------           ----------           ----------           ----------           ----------

      (1,781)               4,664               (2,362)              (7,383)              49,569                  (19)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                6,129               58,660                   --                   --
      (1,532)               3,364                1,405               22,088                6,663                  246
  ----------           ----------           ----------           ----------           ----------           ----------

      (1,532)               3,364                7,534               80,748                6,663                  246
  ----------           ----------           ----------           ----------           ----------           ----------

       2,829               19,519               20,804               26,894               12,618                1,579
  ----------           ----------           ----------           ----------           ----------           ----------

  $     (484)          $   27,547           $   25,976           $  100,259           $   68,850           $    1,806
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                  MERRILL
                                                                               LAZARD              LYNCH                MFS
                                                           LARGE           INTERNATIONAL           LARGE              EMERGING
                                                            CAP                STOCK              CAP CORE             GROWTH
                                                         PORTFOLIO           PORTFOLIO           PORTFOLIO           PORTFOLIO
                                                         ---------         -------------         ---------           ---------
INVESTMENT INCOME:
  Dividends ...................................          $   2,936           $   7,667           $  10,098           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................              6,388               6,736              19,384               5,918
  Administrative fees .........................                473                 518               1,495                 514
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................              6,861               7,254              20,879               6,432
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             (3,925)                413             (10,781)             (6,432)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments              1,130               2,268               1,136                 860
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................              1,130               2,268               1,136                 860
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................             16,529              54,337             197,458              41,259
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $  13,734           $  57,018           $ 187,813           $  35,687
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

      MFS
      MID                                                         TRAVELERS              U.S.                 AIM
      CAP                 MFS                PIONEER               QUALITY            GOVERNMENT            CAPITAL
    GROWTH               VALUE                 FUND                 BOND              SECURITIES          APPRECIATION
   PORTFOLIO           PORTFOLIO            PORTFOLIO             PORTFOLIO           PORTFOLIO            PORTFOLIO
  ----------           ----------           ----------           ----------           ----------          ------------
  $       --           $      484           $    2,873           $   44,294           $    1,326           $      380
  ----------           ----------           ----------           ----------           ----------           ----------

       2,735                  272                3,817               15,815                  215                4,822
         237                   23                  316                1,329                   15                  371
  ----------           ----------           ----------           ----------           ----------           ----------

       2,972                  295                4,133               17,144                  230                5,193
  ----------           ----------           ----------           ----------           ----------           ----------

      (2,972)                 189               (1,260)              27,150                1,096               (4,813)
  ----------           ----------           ----------           ----------           ----------           ----------

          --                  371                   --                   --                    3                   --
         692                   18                1,563               (7,483)                  40                1,056
  ----------           ----------           ----------           ----------           ----------           ----------

         692                  389                1,563               (7,483)                  43                1,056
  ----------           ----------           ----------           ----------           ----------           ----------

      20,267                3,810               27,630               (9,802)                (367)              16,569
  ----------           ----------           ----------           ----------           ----------           ----------

  $   17,987           $    4,388           $   27,933           $    9,865           $      772           $   12,812
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                     SB
                                                                                                 ADJUSTABLE
                                                                                                    RATE               SMITH
                                                            MFS               PIONEER              INCOME              BARNEY
                                                           TOTAL             STRATEGIC          PORTFOLIO -          AGGRESSIVE
                                                          RETURN               INCOME             CLASS I              GROWTH
                                                         PORTFOLIO           PORTFOLIO             SHARES            PORTFOLIO
                                                         ---------           ---------          -----------          ----------
INVESTMENT INCOME:
  Dividends ...................................          $ 120,751           $  19,212           $   8,842           $      --
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................             73,751               1,081              12,984              45,051
  Administrative fees .........................              5,996                  81               1,035               3,248
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................             79,747               1,162              14,019              48,299
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............             41,004              18,050              (5,177)            (48,299)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................            123,144                  --                  --               7,992
    Realized gain (loss) on sale of investments             32,828                  21                 720              29,314
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................            155,972                  21                 720              37,306
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................            190,132              (8,919)             (1,690)            137,997
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $ 387,108           $   9,152           $  (6,147)          $ 127,004
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                         SMITH                SMITH
    SMITH                BARNEY               BARNEY               SMITH
   BARNEY                LARGE                 MID                BARNEY                                   TRAVELERS
    HIGH             CAPITALIZATION            CAP                 MONEY              STRATEGIC             MANAGED
   INCOME                GROWTH                CORE               MARKET                EQUITY               INCOME
  PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO            PORTFOLIO
  ----------         --------------         ----------           ----------           ----------           ----------
  $  152,276           $    2,196           $       --           $   14,699           $    3,085           $   41,049
  ----------           ----------           ----------           ----------           ----------           ----------

      41,020               11,875                4,741               32,181                2,946               17,189
       3,415                  887                  349                2,538                  226                1,288
  ----------           ----------           ----------           ----------           ----------           ----------

      44,435               12,762                5,090               34,719                3,172               18,477
  ----------           ----------           ----------           ----------           ----------           ----------

     107,841              (10,566)              (5,090)             (20,020)                 (87)              22,572
  ----------           ----------           ----------           ----------           ----------           ----------

          --                   --                   --                   --                   --                   --
      90,716                7,848                3,121                   --                  793               (1,161)
  ----------           ----------           ----------           ----------           ----------           ----------

      90,716                7,848                3,121                   --                  793               (1,161)
  ----------           ----------           ----------           ----------           ----------           ----------

     (17,608)             (10,683)              21,575                   --               17,985              (15,887)
  ----------           ----------           ----------           ----------           ----------           ----------

  $  180,949           $  (13,401)          $   19,606           $  (20,020)          $   18,691           $    5,524
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

                                                                                                 EMERGING
                                                            VAN               COMSTOCK             GROWTH            ENTERPRISE
                                                          KAMPEN            PORTFOLIO -         PORTFOLIO -         PORTFOLIO -
                                                        ENTERPRISE            CLASS II            CLASS I             CLASS II
                                                         PORTFOLIO             SHARES              SHARES              SHARES
                                                        ----------          -----------         -----------         -----------
INVESTMENT INCOME:
  Dividends ...................................          $     282           $   5,131           $      --           $     192
                                                         ---------           ---------           ---------           ---------

EXPENSES:
  Insurance charges ...........................                860              19,248              10,259               2,677
  Administrative fees .........................                 74               1,601                 771                 204
                                                         ---------           ---------           ---------           ---------

    Total expenses ............................                934              20,849              11,030               2,881
                                                         ---------           ---------           ---------           ---------

      Net investment income (loss) ............               (652)            (15,718)            (11,030)             (2,689)
                                                         ---------           ---------           ---------           ---------

REALIZED GAIN (LOSS) AND UNREALIZED
  GAIN (LOSS) ON INVESTMENTS:
    Realized gain distribution ................                 --                  --                  --                  --
    Realized gain (loss) on sale of investments                212               8,123                 712                 279
                                                         ---------           ---------           ---------           ---------

      Realized gain (loss) ....................                212               8,123                 712                 279
                                                         ---------           ---------           ---------           ---------

    Change in unrealized gain (loss)
      on investments ..........................              1,603             213,149              34,706               2,915
                                                         ---------           ---------           ---------           ---------


  Net increase (decrease) in net assets
    resulting from operations .................          $   1,163           $ 205,554           $  24,388           $     505
                                                         =========           =========           =========           =========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF OPERATIONS - CONTINUED
                      FOR THE YEAR ENDED DECEMBER 31, 2004

     SMITH
    BARNEY                                                         DYNAMIC
     SMALL                                                         CAPITAL
      CAP             CONTRAFUND(R)        CONTRAFUND(R)        APPRECIATION           MID CAP
    GROWTH             PORTFOLIO -          PORTFOLIO -          PORTFOLIO -         PORTFOLIO -
 OPPORTUNITIES           SERVICE              SERVICE              SERVICE             SERVICE
   PORTFOLIO              CLASS               CLASS 2              CLASS 2             CLASS 2              COMBINED
 -------------        -------------        -------------        ------------         -----------           ----------
  $       89           $      860           $      678           $       --           $       --           $1,419,422
  ----------           ----------           ----------           ----------           ----------           ----------

       2,437                8,030                9,541                  844               21,525            1,963,836
         172                  592                  765                   67                1,680              157,203
  ----------           ----------           ----------           ----------           ----------           ----------

       2,609                8,622               10,306                  911               23,205            2,121,039
  ----------           ----------           ----------           ----------           ----------           ----------

      (2,520)              (7,762)              (9,628)                (911)             (23,205)            (701,617)
  ----------           ----------           ----------           ----------           ----------           ----------

       2,759                   --                   --                   --                   --              770,052
       3,025                4,796                2,507               10,484               35,863              959,520
  ----------           ----------           ----------           ----------           ----------           ----------

       5,784                4,796                2,507               10,484               35,863            1,729,572
  ----------           ----------           ----------           ----------           ----------           ----------

      11,701               55,626               78,659                3,628              251,829            7,234,551
  ----------           ----------           ----------           ----------           ----------           ----------

  $   14,965           $   52,660           $   71,538           $   13,201           $  264,487           $8,262,506
  ==========           ==========           ==========           ==========           ==========           ==========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                       STATEMENT OF CHANGES IN NET ASSETS
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     CAPITAL                      HIGH YIELD                      MANAGED
                                                   APPRECIATION                      BOND                         ASSETS
                                                       FUND                         TRUST                         TRUST
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (7,202)   $      (637)   $     6,080    $        --    $       732    $        --
  Realized gain (loss) ..................         3,829            144             29             --            413             --
  Change in unrealized gain (loss)
    on investments ......................        78,512         13,403         (3,000)            --          1,942             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        75,139         12,910          3,109             --          3,087             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       259,084        171,392         77,193             --         45,527             --
  Participant transfers from other
    funding options .....................         5,936             --         24,022             --             --             --
  Administrative charges ................            (5)            --             --             --             --             --
  Contract surrenders ...................        (4,517)           (63)          (895)            --            (49)            --
  Participant transfers to other
    funding options .....................       (10,055)        (1,969)            --             --             (8)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       250,443        169,360        100,320             --         45,470             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       325,582        182,270        103,429             --         48,557             --

NET ASSETS:
    Beginning of year ...................       182,270             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   507,852    $   182,270    $   103,429    $        --    $    48,557    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                    ALLIANCEBERNSTEIN
                                                                        GROWTH AND                  ALLIANCEBERNSTEIN
                                                                          INCOME                      PREMIER GROWTH
        MONEY MARKET                      AIM V.I.                     PORTFOLIO -                     PORTFOLIO -
          PORTFOLIO                    UTILITIES FUND                    CLASS B                         CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$   (13,981)    $    (8,724)    $      (862)    $        44    $    (3,225)    $      (739)    $    (3,606)    $      (271)
         --              --           2,318               1          2,341              70              (4)           (121)

         --              --          28,423             540         22,721          15,226          15,442           1,973
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    (13,981)         (8,724)         29,879             585         21,837          14,557          11,832           1,581
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

  1,636,108       2,445,265          22,125           7,222         62,483         111,876         146,917          48,355

  1,844,628       5,018,490         228,684              --        101,404          23,428           9,596         672,379
       (130)            (13)             --              --            (22)             (6)             (5)             (1)
 (1,195,183)       (795,356)         (1,692)             --        (16,039)           (259)             --              --

 (2,291,543)     (5,132,729)        (62,025)             --            (28)             (3)         (1,636)       (666,593)
     (4,682)             --              --              --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    (10,802)      1,535,657         187,092           7,222        147,798         135,036         154,872          54,140
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    (24,783)      1,526,933         216,971           7,807        169,635         149,593         166,704          55,721

  1,526,933              --           7,807              --        149,593              --          55,721              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$ 1,502,150     $ 1,526,933     $   224,778     $     7,807    $   319,228     $   149,593     $   222,425     $    55,721
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                               GROWTH-INCOME
                                                   GLOBAL GROWTH                                                   FUND -
                                                       FUND -                    GROWTH FUND -                    CLASS 2
                                                   CLASS 2 SHARES                CLASS 2 SHARES                    SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (37,689)   $    (6,745)   $  (120,625)   $   (18,826)   $   (73,853)   $     2,079
  Realized gain (loss) ..................        22,079         70,138         27,606         15,598         44,921          9,714
  Change in unrealized gain (loss)
    on investments ......................       319,864         89,198        854,956        305,870        631,428        483,841
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       304,254        152,591        761,937        302,642        602,496        495,634
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     1,635,705      1,255,849      4,825,333      3,537,113      3,870,134      4,033,572
  Participant transfers from other
    funding options .....................       391,140      3,532,583        733,504        327,501        620,563        466,855
  Administrative charges ................          (100)            (8)          (306)           (31)          (309)           (41)
  Contract surrenders ...................       (47,495)        (6,937)      (143,871)       (88,193)      (226,146)       (26,654)
  Participant transfers to other
    funding options .....................      (213,375)    (3,530,199)      (458,102)      (388,570)      (601,951)      (172,057)
  Other payments to participants ........        (5,348)            --        (19,055)            --        (18,721)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     1,760,527      1,251,288      4,937,503      3,387,820      3,643,570      4,301,675
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     2,064,781      1,403,879      5,699,440      3,690,462      4,246,066      4,797,309

NET ASSETS:
    Beginning of year ...................     1,403,879             --      3,690,462             --      4,797,309             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,468,660    $ 1,403,879    $ 9,389,902    $ 3,690,462    $ 9,043,375    $ 4,797,309
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           CREDIT
        CREDIT SUISSE                   SUISSE TRUST                    DELAWARE
            TRUST                          GLOBAL                       VIP REIT                         DREYFUS
           EMERGING                     POST-VENTURE                    SERIES -                       MIDCAP STOCK
           MARKETS                        CAPITAL                       STANDARD                       PORTFOLIO -
          PORTFOLIO                      PORTFOLIO                       CLASS                        SERVICE SHARES
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (1,595)    $      (786)    $      (653)    $        (2)   $    (4,096)    $    (1,582)    $    (7,993)    $      (862)
     (2,838)         27,835          (2,148)             41         42,077             356          14,087             231

     20,265           1,018           3,227              40        226,870          29,012          43,027          14,658
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     15,832          28,067             426              79        264,851          27,786          49,121          14,027
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     98,567          23,016          28,080           1,529        710,833         359,308         288,758         210,451

    156,113       2,275,448          66,435              --        205,571           9,570          57,239          48,604
         (4)             --              (1)             --            (50)             (5)            (19)             --
     (2,805)       (372,004)           (506)             --        (34,576)             20         (48,918)           (410)

   (103,183)     (1,928,225)        (63,709)           (801)      (203,509)         (7,810)        (35,793)           (713)
    (50,638)             --              --              --         (8,900)             --         (55,777)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     98,050          (1,765)         30,299             728        669,369         361,083         205,490         257,932
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    113,882          26,302          30,725             807        934,220         388,869         254,611         271,959

     26,302              --             807              --        388,869              --         271,959              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   140,184     $    26,302     $    31,532     $       807    $ 1,323,089     $   388,869     $   526,570     $   271,959
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                 DREYFUS SOCIALLY                                              DREYFUS VIF
                                                   RESPONSIBLE                   DREYFUS VIF                    DEVELOPING
                                                   GROWTH FUND,                  APPRECIATION                    LEADERS
                                                  INC.- SERVICE                  PORTFOLIO -                   PORTFOLIO -
                                                      SHARES                    INITIAL SHARES                INITIAL SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (342)   $        (3)   $       378    $     1,167    $   (11,348)   $    (2,255)
  Realized gain (loss) ..................        (1,542)            --            175              2          6,415            270
  Change in unrealized gain (loss)
    on investments ......................         1,493            116          5,403          2,284         70,169         42,795
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........          (391)           113          5,956          3,453         65,236         40,810
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        52,998          5,712         50,540        101,292        312,049        418,447
  Participant transfers from other
    funding options .....................        19,438             --          8,706             --         71,843            398
  Administrative charges ................            --             --             (2)            --            (51)            (1)
  Contract surrenders ...................            --             --         (1,162)            --        (20,835)        (1,599)
  Participant transfers to other
    funding options .....................            --             --         (4,180)           (22)       (41,531)        (1,523)
  Other payments to participants ........       (54,641)            --             --             --         (5,482)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        17,795          5,712         53,902        101,270        315,993        415,722
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        17,404          5,825         59,858        104,723        381,229        456,532


NET ASSETS:
    Beginning of year ...................         5,825             --        104,723             --        456,532             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    23,229    $     5,825    $   164,581    $   104,723    $   837,761    $   456,532
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

               STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                       TEMPLETON
                                                                       DEVELOPING
           FRANKLIN                    MUTUAL SHARES                    MARKETS
          SMALL CAP                      SECURITIES                    SECURITIES                   TEMPLETON FOREIGN
            FUND -                         FUND -                    FUND - CLASS 2                 SECURITIES FUND -
        CLASS 2 SHARES                 CLASS 2 SHARES                    SHARES                       CLASS 2 SHARES
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$   (26,662)    $    (5,652)    $   (27,366)    $    (5,627)   $    (1,425)    $      (907)    $   (11,969)    $    (3,212)
     12,281             407           5,862             362         26,627              48           5,634          38,460

    119,642          80,002         263,629         101,955        156,782          33,478         180,665          37,385
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    105,261          74,757         242,125          96,690        181,984          32,619         174,330          72,633
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    283,587         903,558       1,497,278         943,637        481,666         308,795         598,025         570,802

     14,489           1,812         172,489         167,413        294,234          35,588         206,874       3,744,603
        (44)             (5)            (82)            (10)           (41)             (3)            (45)             (4)
    (48,483)         (1,470)        (24,515)         (4,064)       (11,584)           (677)         (4,054)         (2,206)

    (44,377)             --         (27,973)         (2,628)      (315,077)             --         (54,074)     (3,775,615)
         --              --              --              --             --              --         (12,201)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    205,172         903,895       1,617,197       1,104,348        449,198         343,703         734,525         537,580
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    310,433         978,652       1,859,322       1,201,038        631,182         376,322         908,855         610,213

    978,652              --       1,201,038              --        376,322              --         610,213              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$ 1,289,085     $   978,652     $ 3,060,360     $ 1,201,038    $ 1,007,504     $   376,322     $ 1,519,068     $   610,213
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                  TEMPLETON GROWTH
                                                 SECURITIES FUND -                APPRECIATION             DIVERSIFIED STRATEGIC
                                                   CLASS 2 SHARES                  PORTFOLIO                  INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (7,742)   $    (2,914)   $    (6,816)   $    (2,039)   $    13,499    $    48,189
  Realized gain (loss) ..................        28,054         48,440          6,159          1,022         (4,958)           257
  Change in unrealized gain (loss)
    on investments ......................       148,302         40,023         51,226         53,724         22,825        (30,161)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       168,614         85,549         50,569         52,707         31,366         18,285
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       777,774        708,290        325,435        538,017        290,213        500,511
  Participant transfers from other
    funding options .....................       315,456      3,165,202         21,770          2,260             68        642,598
  Administrative charges ................           (48)            (3)           (47)            (7)           (87)           (23)
  Contract surrenders ...................      (340,607)        (2,414)       (17,767)        (2,392)      (530,733)        (4,228)
  Participant transfers to other
    funding options .....................      (208,347)    (3,039,011)       (10,822)       (35,296)      (146,906)      (161,621)
  Other payments to participants ........            --             --             --             --         (7,105)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       544,228        832,064        318,569        502,582       (394,550)       977,237
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       712,842        917,613        369,138        555,289       (363,184)       995,522


NET ASSETS:
    Beginning of year ...................       917,613             --        555,289             --        995,522             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 1,630,455    $   917,613    $   924,427    $   555,289    $   632,338    $   995,522
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                     SALOMON BROTHERS
                                                                    SALOMON BROTHERS                     VARIABLE
         EQUITY INDEX                                             VARIABLE AGGRESSIVE                GROWTH & INCOME
         PORTFOLIO -                    FUNDAMENTAL                  GROWTH FUND -                    FUND - CLASS I
       CLASS II SHARES                VALUE PORTFOLIO                CLASS I SHARES                       SHARES
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (5,502)    $       809     $   (17,414)    $    (1,177)   $    (4,000)    $      (700)    $    (2,312)    $      (396)
     26,758          33,780          43,395             345            606           5,941             810              25

     81,187          22,816          41,508          98,837         22,909          10,164          17,854          12,756
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    102,443          57,405          67,489          98,005         19,515          15,405          16,352          12,385
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    819,712         446,995         406,652         821,126        115,009         136,294         115,554         148,505

    573,059       1,388,394          45,559          19,600         10,564         507,781           5,827           1,350
        (64)             (3)            (81)            (15)           (25)             (3)            (14)             --
   (319,443)            (63)        (25,848)         (3,912)        (2,713)            (81)         (8,432)           (189)

   (533,263)     (1,111,137)        (48,379)         (2,266)        (2,317)       (506,445)            (70)             --
    (16,759)             --         (13,886)             --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    523,242         724,186         364,017         834,533        120,518         137,546         112,865         149,666
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    625,685         781,591         431,506         932,538        140,033         152,951         129,217         162,051

    781,591              --         932,538              --        152,951              --         162,051              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$ 1,407,276     $   781,591     $ 1,364,044     $   932,538    $   292,984     $   152,951     $   291,268     $   162,051
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     BALANCED                     GLOBALLIFE                      GLOBAL
                                                   PORTFOLIO -                     SCIENCES                     TECHNOLOGY
                                                     SERVICE                      PORTFOLIO-                   PORTFOLIO -
                                                      SHARES                    SERVICE SHARES                SERVICE SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (1,201)   $     1,747    $      (935)   $       (41)   $      (895)   $       (86)
  Realized gain (loss) ..................        22,568          5,498            194              2            139              5
  Change in unrealized gain (loss)
    on investments ......................           533         24,795          2,831            588             80          1,880
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        21,900         32,040          2,090            549           (676)         1,799
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        23,044        509,770         44,190          4,871         28,065         23,536
  Participant transfers from other
    funding options .....................       317,237            327         50,292             --          7,498          1,792
  Administrative charges ................           (24)            (4)            (3)            --             (2)            --
  Contract surrenders ...................      (250,625)        (6,588)            --             --             --             --
  Participant transfers to other
    funding options .....................      (189,239)      (106,748)       (47,001)            --         (1,821)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       (99,607)       396,757         47,478          4,871         33,740         25,328
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       (77,707)       428,797         49,568          5,420         33,064         27,127


NET ASSETS:
    Beginning of year ...................       428,797             --          5,420             --         27,127             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   351,090    $   428,797    $    54,988    $     5,420    $    60,191    $    27,127
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

           MID CAP                       WORLDWIDE                       LAZARD
            GROWTH                         GROWTH                      RETIREMENT                         GROWTH
         PORTFOLIO -                    PORTFOLIO -                    SMALL CAP                        AND INCOME
        SERVICE SHARES                 SERVICE SHARES                  PORTFOLIO                        PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (2,792)    $      (392)    $      (980)    $       152    $    (3,527)    $      (541)    $   (12,126)    $       598
        864              21          16,728          14,235          1,471              28          33,844             431

     27,192           5,525         (12,527)         13,249         30,545           8,795         154,921          66,773
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     25,264           5,154           3,221          27,636         28,489           8,282         176,639          67,802
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     10,638         131,250           1,642          38,976        163,963          78,538       1,022,167         695,005

         --              --         237,337       1,609,616          6,140           3,863           5,684         109,341
        (13)             (3)            (15)             (1)           (11)             (1)            (32)             (2)
     (3,672)             --        (308,793)             --         (1,219)             --         (24,791)        (10,628)

     (4,481)             --        (236,438)     (1,324,598)       (17,517)             --        (107,939)             --
         --              --              --              --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

      2,472         131,247        (306,267)        323,993        151,356          82,400         895,089         793,716
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     27,736         136,401        (303,046)        351,629        179,845          90,682       1,071,728         861,518

    136,401              --         351,629              --         90,682              --         861,518              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   164,137     $   136,401     $    48,583     $   351,629    $   270,527     $    90,682     $ 1,933,246     $   861,518
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                 MERRILL
                                                                                MERRILL LYNCH                  LYNCH VALUE
                                                     MID-CAP                  GLOBAL ALLOCATION               OPPORTUNITIES
                                                      VALUE                      V.I. FUND -                   V.I. FUND -
                                                    PORTFOLIO                     CLASS III                     CLASS III
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $   (33,344)   $      (142)   $    36,840    $       140    $    (6,650)   $         4
  Realized gain (loss) ..................        73,954          7,718            862             --        214,313             --
  Change in unrealized gain (loss)
    on investments ......................       487,477         63,302         81,503            (28)      (138,137)            43
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       528,087         70,878        119,205            112         69,526             47
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........     2,458,698        751,525      1,505,711          5,000        710,539          5,000
  Participant transfers from other
    funding options .....................       193,179        123,968         32,844             --         34,334             --
  Administrative charges ................           (70)            (2)           (26)            --            (10)            --
  Contract surrenders ...................      (104,027)          (620)       (30,290)            --         (3,880)            --
  Participant transfers to other
    funding options .....................       (56,754)        (3,725)        (3,737)            --         (3,209)            --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..     2,491,026        871,146      1,504,502          5,000        737,774          5,000
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets     3,019,113        942,024      1,623,707          5,112        807,300          5,047


NET ASSETS:
    Beginning of year ...................       942,024             --          5,112             --          5,047             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $ 3,961,137    $   942,024    $ 1,628,819    $     5,112    $   812,347    $     5,047
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                        PUTNAM VT
         OPPENHEIMER                    REAL RETURN                   TOTAL RETURN                    INTERNATIONAL
         MAIN STREET                    PORTFOLIO -                   PORTFOLIO -                     EQUITY FUND -
          FUND/VA -                    ADMINISTRATIVE                ADMINISTRATIVE                      CLASS IB
        SERVICE SHARES                     CLASS                         CLASS                            SHARES
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$      (299)    $        --     $   (17,896)    $    (3,390)   $    (8,142)    $     7,793     $    (1,548)    $    (4,132)
          5              --          93,569          37,022         89,505          39,950           9,904         232,963

      2,643              --          58,881          (1,584)        34,430             104          21,811          15,848
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

      2,349              --         134,554          32,048        115,793          47,847          30,167         244,679
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     31,010              --       1,610,572       1,204,084      2,789,939       4,511,950          12,916         175,406

        797              --         693,976       1,256,026        503,071          93,957          72,486      22,329,828
         --              --             (78)             (4)          (252)            (55)            (31)            (10)
         --              --        (346,120)       (127,435)      (686,226)        (98,170)        (65,300)             --

         --              --        (669,339)     (1,256,603)      (516,313)     (1,382,314)         (6,655)    (22,541,731)
         --              --         (24,258)             --        (29,432)        (13,312)             --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     31,807              --       1,264,753       1,076,068      2,060,787       3,112,056          13,416         (36,507)
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     34,156              --       1,399,307       1,108,116      2,176,580       3,159,903          43,583         208,172

         --              --       1,108,116              --      3,159,903              --         208,172              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$    34,156     $        --     $ 2,507,423     $ 1,108,116    $ 5,336,483     $ 3,159,903     $   251,755     $   208,172
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     PUTNAM VT
                                                     SMALL CAP
                                                    VALUE FUND -                    ALL CAP                      INVESTORS
                                                      CLASS IB                       FUND -                        FUND -
                                                       SHARES                       CLASS I                       CLASS I
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (9,384)   $    (1,559)   $    (7,083)   $      (899)   $    (2,593)   $     1,034
  Realized gain (loss) ..................        10,491            290          9,633            547         14,135            848
  Change in unrealized gain (loss)
    on investments ......................       146,707         44,562         32,314         27,595         14,379         33,896
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........       147,814         43,293         34,864         27,243         25,921         35,778
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       259,131        376,119        396,987        252,218        200,036        222,299
  Participant transfers from other
    funding options .....................        58,501          6,242         26,300          6,317          1,731          2,260
  Administrative charges ................           (46)            (4)           (22)            (1)           (19)            (3)
  Contract surrenders ...................       (44,236)        (3,070)        (3,175)          (259)      (115,307)        (4,010)
  Participant transfers to other
    funding options .....................       (15,571)        (1,307)       (86,972)        (5,692)       (11,728)        (3,677)
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       257,779        377,980        333,118        252,583         74,713        216,869
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       405,593        421,273        367,982        279,826        100,634        252,647


NET ASSETS:
    Beginning of year ...................       421,273             --        279,826             --        252,647             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   826,866    $   421,273    $   647,808    $   279,826    $   353,281    $   252,647
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                         SMALL CAP                    SCUDDER REAL
          LARGE CAP                        GROWTH                  ESTATE SECURITIES                   21ST CENTURY
        GROWTH FUND -                   FUND - CLASS                  PORTFOLIO -                   GROWTH PORTFOLIO -
           CLASS I                           I                          CLASS B                          CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (2,491)    $      (485)    $   (14,407)    $    (1,231)   $    (5,309)    $    (1,238)    $      (461)    $       (92)
       (956)          2,961          22,184          13,537         20,902             296               3              24

        664           4,257          93,199           4,359         89,740          18,432           2,139             608
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     (2,783)          6,733         100,976          16,665        105,333          17,490           1,681             540
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     76,478         100,932         648,979         264,782        237,263         196,995              --          18,939

     13,447       1,238,465         836,837       4,436,994        116,267          10,540           6,590              --
        (15)             (2)            (18)             (1)           (13)             --              --              --
     (7,869)         (2,205)        (86,628)            (39)      (101,198)           (398)         (2,220)             --

     (7,447)     (1,233,272)       (897,556)     (4,374,894)       (71,975)           (707)           (544)             --
         --              --              --              --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     74,594         103,918         501,614         326,842        180,344         206,430           3,826          18,939
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     71,811         110,651         602,590         343,507        285,677         223,920           5,507          19,479

    110,651              --         343,507              --        223,920              --          19,479              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   182,462     $   110,651     $   946,097     $   343,507    $   509,597     $   223,920     $    24,986     $    19,479
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                                 GROWTH AND
                                                   CAPITAL GROWTH               GLOBAL DISCOVERY                   INCOME
                                                    PORTFOLIO -                   PORTFOLIO -                   PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (5,414)   $    (1,030)   $    (2,022)   $      (344)   $    (3,485)   $      (451)
  Realized gain (loss) ..................         1,415           (243)         4,712             99          1,732            552
  Change in unrealized gain (loss)
    on investments ......................        12,081         10,690         15,206          8,296         24,933         10,707
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         8,082          9,417         17,896          8,051         23,180         10,808
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        90,545        177,474         96,502         72,249         38,789        147,676
  Participant transfers from other
    funding options .....................        58,849             48         14,223             --         86,879             85
  Administrative charges ................            (3)            --             (6)            --             (7)            --
  Contract surrenders ...................       (84,556)            --        (21,146)            --         (2,614)            --
  Participant transfers to other
    funding options .....................        (1,467)            --        (49,992)          (950)          (326)           (15)
  Other payments to participants ........            --             --             --             --        (12,254)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        63,368        177,522         39,581         71,299        110,467        147,746
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        71,450        186,939         57,477         79,350        133,647        158,554


NET ASSETS:
    Beginning of year ...................       186,939             --         79,350             --        158,554             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   258,389    $   186,939    $   136,827    $    79,350    $   292,201    $   158,554
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                        SCUDDER                          SCUDDER
       HEALTH SCIENCES                 INTERNATIONAL                   AGGRESSIVE                       BLUE CHIP
         PORTFOLIO -                    PORTFOLIO -                GROWTH PORTFOLIO -                  PORTFOLIO -
           CLASS B                        CLASS B                       CLASS B                          CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (2,445)    $      (330)    $    (3,106)    $      (603)   $      (454)    $       (96)    $    (4,903)    $      (410)
         31           1,423          16,052          19,844         (4,666)            617           4,007              69

      5,430           3,409          38,878           2,298           (277)            570          39,546           8,204
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

      3,016           4,502          51,824          21,539         (5,397)          1,091          38,650           7,863
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     99,678          36,444         180,223          79,051         76,370          12,476         304,412          90,350

     72,863          15,019       1,188,548       1,106,312            647              --          38,814              14
         (9)             --             (17)             --             (3)             (1)             (8)             --
    (17,185)             --         (19,595)             --           (335)             --          (1,218)             --

    (60,046)             --      (1,138,403)     (1,114,627)          (106)             --         (12,361)            (36)
         --              --              --              --        (70,727)             --         (61,412)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     95,301          51,463         210,756          70,736          5,846          12,475         268,227          90,328
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     98,317          55,965         262,580          92,275            449          13,566         306,877          98,191

     55,965              --          92,275              --         13,566              --          98,191              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   154,282     $    55,965     $   354,855     $    92,275    $    14,015     $    13,566     $   405,068     $    98,191
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SCUDDER
                                                    CONSERVATIVE                  SCUDDER                       SCUDDER
                                                  INCOME STRATEGY               FIXED INCOME                  GLOBAL BLUE
                                                     PORTFOLIO -                 PORTFOLIO -                 CHIP PORTFOLIO -
                                                       CLASS B                     CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       (57)   $        --    $     5,365    $    (1,865)   $    (2,115)   $      (481)
  Realized gain (loss) ..................             1             --         13,013           (729)        14,632             27
  Change in unrealized gain (loss)
    on investments ......................           389             --         (1,061)         5,935          8,675          9,008
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........           333             --         17,317          3,341         21,192          8,554
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        13,750             --        515,841        444,259         67,222         62,003
  Participant transfers from other
    funding options .....................            --             --        102,955         15,622        109,558          2,823
  Administrative charges ................            --             --            (47)            --             (2)            --
  Contract surrenders ...................            --             --       (130,551)          (751)          (772)            --
  Participant transfers to other
    funding options .....................            --             --        (94,110)        (1,936)      (119,046)            --
  Other payments to participants ........            --             --        (77,714)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        13,750             --        316,374        457,194         56,960         64,826
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        14,083             --        333,691        460,535         78,152         73,380


NET ASSETS:
    Beginning of year ...................            --             --        460,535             --         73,380             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    14,083    $        --    $   794,226    $   460,535    $   151,532    $    73,380
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

           SCUDDER
           GROWTH &
       INCOME STRATEGY                 SCUDDER GROWTH                SCUDDER GROWTH                    SCUDDER HIGH
         PORTFOLIO -                    PORTFOLIO -               STRATEGY PORTFOLIO -              INCOMEPORTFOLIO -
           CLASS B                        CLASS B                       CLASS B                          CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (1,171)    $        --     $    (1,297)    $      (207)   $      (211)    $        --     $   184,348     $    (6,110)
        125              --             611             414              3              --         (80,324)         29,573

     11,336              --           5,338           2,455          2,306              --          44,866          48,244
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     10,290              --           4,652           2,662          2,098              --         148,890          71,707
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    188,750              --          63,614          38,708         67,870              --       2,573,567       1,454,089

         --              --           2,473              96             --              --      16,152,921       3,215,334
         --              --              (2)             --             --              --             (32)             (1)
     (2,187)             --              --              --             --              --        (721,764)           (587)

         --              --          (5,073)             (3)            --              --     (18,794,476)     (2,899,895)
         --              --         (23,606)             --             --              --         (25,308)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    186,563              --          37,406          38,801         67,870              --        (815,092)      1,768,940
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    196,853              --          42,058          41,463         69,968              --        (666,202)      1,840,647

         --              --          41,463              --             --              --       1,840,647              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   196,853     $        --     $    83,521     $    41,463    $    69,968     $        --     $ 1,174,445     $ 1,840,647
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SCUDDER                       SCUDDER                       SCUDDER
                                                      INCOME &                   INTERNATIONAL                    MERCURY
                                                  GROWTH STRATEGY                SELECT EQUITY                   LARGE CAP
                                                    PORTFOLIO -                   PORTFOLIO -                 CORE PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (172)   $        --    $    (3,599)   $    (1,147)   $        (2)   $        --
  Realized gain (loss) ..................             4             --         20,453         33,680             --             --
  Change in unrealized gain (loss)
    on investments ......................         2,068             --         24,388         10,312             39             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         1,900             --         41,242         42,845             37             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        54,247             --         81,377        171,841          1,000             --
  Participant transfers from other
    funding options .....................            --             --      3,021,838      1,923,384             --             --
  Administrative charges ................            --             --             (9)            --             --             --
  Contract surrenders ...................            --             --        (52,739)            --             --             --
  Participant transfers to other
    funding options .....................            --             --     (3,019,631)    (1,941,922)            --             --
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        54,247             --         30,836        153,303          1,000             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        56,147             --         72,078        196,148          1,037             --


NET ASSETS:
    Beginning of year ...................            --             --        196,148             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    56,147    $        --    $   268,226    $   196,148    $     1,037    $        --
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                         SCUDDER
           SCUDDER                        SCUDDER                       SCUDDER                         TECHNOLOGY
         MONEY MARKET                    SMALL CAP                     STRATEGIC                          GROWTH
         PORTFOLIO -                 GROWTH PORTFOLIO -            INCOME PORTFOLIO -                  PORTFOLIO -
           CLASS B                        CLASS B                       CLASS B                          CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$  (152,027)    $   (73,884)    $    (4,976)    $    (1,097)   $    (3,538)    $      (900)    $    (3,942)    $      (804)
         --              --           1,031             327          7,443            (217)         (9,664)            176

         --              --          13,733          10,974          9,893           3,710          (5,899)         15,678
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

   (152,027)        (73,884)          9,788          10,204         13,798           2,593         (19,505)         15,050
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

  1,007,697       1,685,620          75,461         209,172        167,559         153,685         176,231         166,535

 20,637,696      15,131,228          29,792           2,254          5,385              93           7,013          15,013
        (46)             --             (12)             --            (13)             --             (14)             --
 (3,275,219)             --         (98,864)             --         (8,668)             --         (92,040)             --

(18,412,502)     (4,593,052)         (7,715)         (1,841)       (75,596)        (36,176)        (63,146)         (1,881)
    (11,351)             --         (18,317)             --         (6,007)             --         (45,475)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    (53,725)     12,223,796         (19,655)        209,585         82,660         117,602         (17,431)        179,667
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

   (205,752)     12,149,912          (9,867)        219,789         96,458         120,195         (36,936)        194,717

 12,149,912              --         219,789              --        120,195              --         194,717              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$11,944,160     $12,149,912     $   209,922     $   219,789    $   216,653     $   120,195     $   157,781     $   194,717
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                      SCUDDER
                                                     TEMPLETON                      SCUDDER                      SVS DAVIS
                                                   FOREIGN VALUE                  TOTAL RETURN                    VENTURE
                                                    PORTFOLIO -                   PORTFOLIO -                VALUE PORTFOLIO -
                                                      CLASS B                       CLASS B                       CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $        (2)   $        --    $    (3,323)   $    (1,186)   $   (12,708)   $    (1,935)
  Realized gain (loss) ..................            --             --          3,810            206          5,639            333
  Change in unrealized gain (loss)
    on investments ......................            56             --         17,241         14,552         68,468         38,145
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........            54             --         17,728         13,572         61,399         36,543
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........         1,000             --        189,790        388,823        386,920        326,526
  Participant transfers from other
    funding options .....................            --             --        110,456          8,250        135,325          8,463
  Administrative charges ................            --             --            (18)            (1)           (63)            (2)
  Contract surrenders ...................            --             --        (75,289)            --        (12,908)            --
  Participant transfers to other
    funding options .....................            --             --        (87,838)       (12,000)       (62,516)          (294)
  Other payments to participants ........            --             --        (11,861)            --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..         1,000             --        125,240        385,072        446,758        334,693
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets         1,054             --        142,968        398,644        508,157        371,236


NET ASSETS:
    Beginning of year ...................            --             --        398,644             --        371,236             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $     1,054    $        --    $   541,612    $   398,644    $   879,393    $   371,236
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                        SVS EAGLE
          SVS DREMAN                     SVS DREMAN                    SVS DREMAN                        FOCUSED
          FINANCIAL                     HIGH RETURN                    SMALL CAP                        LARGE CAP
     SERVICES PORTFOLIO -            EQUITY PORTFOLIO -            VALUE PORTFOLIO -                GROWTH PORTFOLIO -
           CLASS B                        CLASS B                       CLASS B                          CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (1,997)    $       (87)    $    (6,752)    $    (2,889)   $   (10,192)    $    (1,779)    $    (5,044)    $      (756)
        494               5          29,019            (747)        12,275             388          (2,526)             10

     16,646           1,609          76,319          61,420        139,906          42,799           4,056          10,009
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     15,143           1,527          98,586          57,784        141,989          41,408          (3,514)          9,263
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    171,505          20,448         424,140         529,184        430,077         293,789          80,785         147,618

     18,432           1,235         267,707          10,176        223,521           1,800          79,253           5,250
        (13)             --             (42)             --            (61)             (3)            (12)             --
     (6,415)             --         (94,519)           (811)       (25,955)             --         (16,550)             --

     (6,718)            (36)       (211,279)           (715)      (130,175)         (2,135)        (53,074)            (16)
         --              --         (32,482)             --         (7,261)             --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    176,791          21,647         353,525         537,834        490,146         293,451          90,402         152,852
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    191,934          23,174         452,111         595,618        632,135         334,859          86,888         162,115

     23,174              --         595,618              --        334,859              --         162,115              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   215,108     $    23,174     $ 1,047,729     $   595,618    $   966,994     $   334,859     $   249,003     $   162,115
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                     SVS FOCUS                       SCUDDER
                                                      VALUE &                      GOVERNMENT &                  SCUDDER
                                                       GROWTH                   AGENCY SECURITIES                LARGE CAP
                                                    PORTFOLIO -                     PORTFOLIO -               VALUE PORTFOLIO -
                                                      CLASS B                        CLASS B                      CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $      (232)   $        --    $       (58)   $   (12,959)   $    (4,963)   $      (779)
  Realized gain (loss) ..................           102             --          6,639       (224,682)         2,711          1,010
  Change in unrealized gain (loss)
    on investments ......................         2,622             --          2,891          3,599         42,375         15,034
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         2,492             --          9,472       (234,042)        40,123         15,265
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        25,372             --        393,892     12,040,509        427,087        134,254
  Participant transfers from other
    funding options .....................         3,125             --            828         15,886        130,877         30,872
  Administrative charges ................            (3)            --            (21)            --            (35)            --
  Contract surrenders ...................        (3,232)            --        (27,530)        (1,136)       (17,524)            --
  Participant transfers to other
    funding options .....................            --             --       (322,135)   (11,403,162)       (97,479)        (3,118)
  Other payments to participants ........            --             --         (5,778)            --         (6,156)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        25,262             --         39,256        652,097        436,770        162,008
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        27,754             --         48,728        418,055        476,893        177,273


NET ASSETS:
    Beginning of year ...................            --             --        418,055             --        177,273             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    27,754    $        --    $   466,783    $   418,055    $   654,166    $   177,273
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           SVS                             SVS                          SVS JANUS
                                         INVESCO                          JANUS                           GROWTH
         SVS INDEX                    DYNAMIC GROWTH                    GROWTH AND                    OPPORTUNITIES
      500 PORTFOLIO -                  PORTFOLIO -                  INCOME PORTFOLIO -                 PORTFOLIO -
          CLASS B                        CLASS B                         CLASS B                         CLASS B
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (5,005)    $      (277)    $      (474)    $      (122)   $    (3,859)    $      (873)    $      (283)    $       (12)
      5,156              20             183             157          7,834              39               4              --

     28,698           5,886           2,553           1,791          8,397          14,390           1,418             137
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     28,849           5,629           2,262           1,826         12,372          13,556           1,139             125
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    332,055          58,811           5,010          19,607         87,154         146,518          12,125           2,647

    147,776          37,035           1,156              --          5,667          29,088              --              --
        (24)             --              (3)             --             (8)             --              --              --
     (3,890)           (599)         (1,149)             --         (2,385)           (398)             --              --

   (138,805)             --             (82)         (1,639)       (82,622)           (121)             --              --
         --              --              --              --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    337,112          95,247           4,932          17,968          7,806         175,087          12,125           2,647
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    365,961         100,876           7,194          19,794         20,178         188,643          13,264           2,772

    100,876              --          19,794              --        188,643              --           2,772              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   466,837     $   100,876     $    26,988     $    19,794    $   208,821     $   188,643     $    16,036     $     2,772
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                             SVS MFS STRATEGIC VALUE       SVS OAK STRATEGIC EQUITY     SVS TURNER MID CAP GROWTH
                                               PORTFOLIO - CLASS B           PORTFOLIO - CLASS B           PORTFOLIO - CLASS B
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (9,465)   $    (1,513)   $    (2,861)   $      (199)   $    (5,220)   $      (769)
  Realized gain (loss) ..................        11,855            499         (1,021)           174         (1,965)           233
  Change in unrealized gain (loss)
    on investments ......................        68,316         32,672          4,429          2,831         29,086         13,072
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        70,706         31,658            547          2,806         21,901         12,536
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        78,872        363,997        173,532         30,533        172,375        107,269
  Participant transfers from other
    funding options .....................        69,390         23,239         33,217         17,272        175,058          2,400
  Administrative charges ................           (20)            (1)           (15)            (1)           (22)            (1)
  Contract surrenders ...................       (48,387)            --        (14,264)          (410)       (10,298)            --
  Participant transfers to other
    funding options .....................        (1,758)        (1,617)          (133)        (2,350)      (130,309)        (1,629)
  Other payments to participants ........        (9,997)            --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        88,100        385,618        192,337         45,044        206,804        108,039
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       158,806        417,276        192,884         47,850        228,705        120,575


NET ASSETS:
    Beginning of year ...................       417,276             --         47,850             --        120,575             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   576,082    $   417,276    $   240,734    $    47,850    $   349,280    $   120,575
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                    SMITH BARNEY PREMIER          MULTIPLE DISCIPLINE              MULTIPLE DISCIPLINE
    SMITH BARNEY DIVIDEND        SELECTIONS ALL CAP GROWTH        PORTFOLIO - ALL CAP            PORTFOLIO - BALANCED ALL
      STRATEGY PORTFOLIO                 PORTFOLIO                  GROWTH AND VALUE               CAP GROWTH AND VALUE
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (1,262)    $      (165)    $      (695)    $       (86)   $  (153,789)    $   (37,420)    $   (41,248)    $   (10,782)
      4,212              18              39               5        152,595           5,451          70,930           5,056

        (15)          4,815           6,350             975        319,716         572,425          72,924         142,773
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------


      2,935           4,668           5,694             894        318,522         540,456         102,606         137,047
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     70,049          72,802          66,973           7,200      3,605,071       4,645,257       2,225,398       1,738,025

         --              --              --              --        221,407         796,239             341          65,452
         (4)             --              (1)             --           (486)            (91)           (394)            (17)
    (54,971)             --              --              --     (1,076,092)        (56,312)       (343,235)        (33,341)

         --              --              --              --       (206,281)             --        (140,153)             --
         --              --              --              --         (3,257)             --         (28,369)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     15,074          72,802          66,972           7,200      2,540,362       5,385,093       1,713,588       1,770,119
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     18,009          77,470          72,666           8,094      2,858,884       5,925,549       1,816,194       1,907,166

     77,470              --           8,094              --      5,925,549              --       1,907,166              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$    95,479     $    77,470     $    80,760     $     8,094    $ 8,784,433     $ 5,925,549     $ 3,723,360     $ 1,907,166
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                               MULTIPLE DISCIPLINE           MULTIPLE DISCIPLINE              ALGER AMERICAN
                                              PORTFOLIO - GLOBAL ALL        PORTFOLIO - LARGE CAP          BALANCED PORTFOLIO -
                                               CAP GROWTH AND VALUE            GROWTH AND VALUE               CLASS S SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (9,818)   $    (3,100)   $    (8,730)   $    (8,278)   $    (3,068)   $    (1,582)
  Realized gain (loss) ..................         9,524          1,690         12,142         90,714          1,239           (721)
  Change in unrealized gain (loss)
    on investments ......................        46,878         48,225         36,172         48,245          9,934         20,625
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        46,584         46,815         39,584        130,681          8,105         18,322
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       217,040        322,833        669,192        824,656        232,021        465,845
  Participant transfers from other
    funding options .....................        78,266         87,795         22,083         19,858         13,073             --
  Administrative charges ................          (113)           (26)           (22)           (12)           (28)            (1)
  Contract surrenders ...................       (19,427)            --        (21,176)      (605,483)        (2,590)            --
  Participant transfers to other
    funding options .....................            --             --             --             --        (27,490)        (2,046)
  Other payments to participants ........            --             --             --        (67,856)      (122,917)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       275,766        410,602        670,077        171,163         92,069        463,798
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       322,350        457,417        709,661        301,844        100,174        482,120


NET ASSETS:
    Beginning of year ...................       457,417             --        301,844             --        482,120             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   779,767    $   457,417    $ 1,011,505    $   301,844    $   582,294    $   482,120
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       ALGER AMERICAN
      LEVERAGED ALLCAP
    PORTFOLIO - CLASS S           CONVERTIBLE SECURITIES          DISCIPLINED MID CAP
           SHARES                       PORTFOLIO                   STOCK PORTFOLIO              EQUITY INCOME PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$    (1,781)    $      (256)    $     4,664     $     4,974    $    (2,362)    $       (52)    $    (7,383)    $       595
     (1,532)             16           3,364             864          7,534             (68)         80,748             736

      2,829           2,853          19,519           1,733         20,804           4,129          26,894          78,278
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

       (484)          2,613          27,547           7,571         25,976           4,009         100,259          79,609
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     65,509          59,139         578,680         496,894         92,721         100,135         664,125         598,329

      5,682           1,054          52,138           7,139          7,478           1,792         137,427          16,226
         (3)             --             (39)             (3)           (15)             --             (72)             (6)
       (457)             --         (10,447)             --         (4,991)             --        (174,623)         (3,967)

    (58,727)           (270)        (64,243)       (302,241)          (809)           (717)        (53,911)         (2,046)
         --              --          (4,927)             --             --              --         (23,558)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     12,004          59,923         551,162         201,789         94,384         101,210         549,388         608,536
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     11,520          62,536         578,709         209,360        120,360         105,219         649,647         688,145

     62,536              --         209,360              --        105,219              --         688,145              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$    74,056     $    62,536     $   788,069     $   209,360    $   225,579     $   105,219     $ 1,337,792     $   688,145
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   FEDERATED HIGH               FEDERATED STOCK
                                                  YIELD PORTFOLIO                  PORTFOLIO                LARGE CAP PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    49,569    $    36,490    $       (19)   $       174    $    (3,925)   $      (636)
  Realized gain (loss) ..................         6,663          4,960            246              1          1,130         25,472
  Change in unrealized gain (loss)
    on investments ......................        12,618        (12,746)         1,579            862         16,529          6,239
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        68,850         28,704          1,806          1,037         13,734         31,075
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       380,151        857,350          3,819         13,951        165,556        165,374
  Participant transfers from other
    funding options .....................        58,301         18,539          2,602            750         21,065      3,217,869
  Administrative charges ................           (35)            (1)            (3)            --            (11)            --
  Contract surrenders ...................       (99,823)        (3,003)        (3,102)            --         (1,375)            --
  Participant transfers to other
    funding options .....................       (87,918)      (304,781)            --             --             (8)    (3,236,095)
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       250,676        568,104          3,316         14,701        185,227        147,148
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       319,526        596,808          5,122         15,738        198,961        178,223


NET ASSETS:
    Beginning of year ...................       596,808             --         15,738             --        178,223             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   916,334    $   596,808    $    20,860    $    15,738    $   377,184    $   178,223
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

     LAZARD INTERNATIONAL           MERRILL LYNCH LARGE                MFS EMERGING                    MFS MID CAP
       STOCK PORTFOLIO               CAP CORE PORTFOLIO              GROWTH PORTFOLIO                GROWTH PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$       413     $      (242)    $   (10,781)    $      (233)   $    (6,432)    $      (701)    $    (2,972)    $      (192)
      2,268          99,554           1,136              86            860              16             692               6

     54,337           3,575         197,458           5,070         41,259          10,950          20,267           3,426
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     57,018         102,887         187,813           4,923         35,687          10,265          17,987           3,240
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    339,350         115,295       1,810,016          27,197         65,964         115,573         128,179          40,560

     32,322       9,715,208           3,684           3,750          1,603         170,407          30,023          16,200
        (21)             (2)            (42)             (1)           (24)             (4)            (24)             (1)
    (17,641)             --         (11,517)           (487)        (1,822)             --          (8,030)             --

    (10,032)     (9,800,107)         (3,822)             --         (8,979)             --         (17,197)           (311)
         --              --          (2,663)             --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    343,978          30,394       1,795,656          30,459         56,742         285,976         132,951          56,448
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    400,996         133,281       1,983,469          35,382         92,429         296,241         150,938          59,688

    133,281              --          35,382              --        296,241              --          59,688              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   534,277     $   133,281     $ 2,018,851     $    35,382    $   388,670     $   296,241     $   210,626     $    59,688
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                                                                            TRAVELERS QUALITY
                                               MFS VALUE PORTFOLIO          PIONEER FUND PORTFOLIO            BOND PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $       189    $        --    $    (1,260)   $     1,364    $    27,150    $    25,401
  Realized gain (loss) ..................           389             --          1,563             37         (7,483)         2,694
  Change in unrealized gain (loss)
    on investments ......................         3,810             --         27,630          9,217         (9,802)       (24,413)
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         4,388             --         27,933         10,618          9,865          3,682
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........        40,491             --        172,863        140,856        689,093        866,834
  Participant transfers from other
    funding options .....................            --             --          2,210             40        140,826      1,856,660
  Administrative charges ................            --             --             (4)            --            (84)           (10)
  Contract surrenders ...................           (50)            --        (13,424)            --        (90,181)          (713)
  Participant transfers to other
    funding options .....................            --             --         (9,684)          (420)      (417,275)    (2,121,780)
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..        40,441             --        151,961        140,476        322,379        600,991
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets        44,829             --        179,894        151,094        332,244        604,673


NET ASSETS:
    Beginning of year ...................            --             --        151,094             --        604,673             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $    44,829    $        --    $   330,988    $   151,094    $   936,917    $   604,673
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       U.S. GOVERNMENT                  AIM CAPITAL                    MFS TOTAL                    PIONEER STRATEGIC
     SECURITIES PORTFOLIO          APPRECIATION PORTFOLIO           RETURN PORTFOLIO                 INCOME PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$     1,096     $        --     $    (4,813)    $    (1,814)   $    41,004     $    41,082     $    18,050     $        --
         43              --           1,056             764        155,972             481              21              --

       (367)             --          16,569          22,906        190,132         114,334          (8,919)             --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

        772              --          12,812          21,856        387,108         155,897           9,152              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     29,272              --          81,722         163,729      1,920,019       2,327,285         255,491              --

      1,357              --           6,218          12,834         93,758         264,451          32,549              --
         --              --             (12)             (1)          (321)            (31)             --              --
     (1,051)             --          (5,654)         (2,431)      (381,687)         (6,939)             --              --

         --              --             (12)             --        (38,317)           (688)             --              --
         --              --          (2,069)             --        (18,366)             --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     29,578              --          80,193         174,131      1,575,086       2,584,078         288,040              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     30,350              --          93,005         195,987      1,962,194       2,739,975         297,192              --

         --              --         195,987              --      2,739,975              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$    30,350     $        --     $   288,992     $   195,987    $ 4,702,169     $ 2,739,975     $   297,192     $        --
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                SB ADJUSTABLE RATE               SMITH BARNEY
                                                INCOME PORTFOLIO -                AGGRESSIVE                SMITH BARNEY HIGH
                                                  CLASS I SHARES               GROWTH PORTFOLIO              INCOME PORTFOLIO
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (5,177)   $       347    $   (48,299)   $    (9,052)   $   107,841    $   134,678
  Realized gain (loss) ..................           720             12         37,306            498         90,716          5,487
  Change in unrealized gain (loss)
    on investments ......................        (1,690)          (677)       137,997        128,456        (17,608)        71,879
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        (6,147)          (318)       127,004        119,902        180,949        212,044
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       698,944        335,792        648,481      1,644,352        510,318      1,969,715
  Participant transfers from other
    funding options .....................        34,128        341,735         64,576         22,995        155,851        170,316
  Administrative charges ................            (7)            --            (87)            (8)           (99)           (16)
  Contract surrenders ...................       (43,073)        (1,067)      (382,771)          (905)      (641,502)        (4,482)
  Participant transfers to other
    funding options .....................      (200,267)      (323,305)       (83,773)        (2,266)      (571,115)       (78,879)
  Other payments to participants ........            --             --             --             --        (11,390)            --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       489,725        353,155        246,426      1,664,168       (557,937)     2,056,654
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       483,578        352,837        373,430      1,784,070       (376,988)     2,268,698


NET ASSETS:
    Beginning of year ...................       352,837             --      1,784,070             --      2,268,698             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   836,415    $   352,837    $ 2,157,500    $ 1,784,070    $ 1,891,710    $ 2,268,698
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

      SMITH BARNEY LARGE
        CAPITALIZATION              SMITH BARNEY MID CAP           SMITH BARNEY MONEY                STRATEGIC EQUITY
       GROWTH PORTFOLIO                CORE PORTFOLIO               MARKET PORTFOLIO                    PORTFOLIO
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$   (10,566)    $    (3,341)    $    (5,090)    $    (1,400)   $   (20,020)    $   (14,056)    $       (87)    $      (782)
      7,848             177           3,121             288             --              --             793              31

    (10,683)         54,184          21,575          20,182             --              --          17,985           9,609
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    (13,401)         51,020          19,606          19,070        (20,020)        (14,056)         18,691           8,858
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

    104,997         476,878         117,743         118,749      1,324,852       6,270,876         110,568          93,017

     43,778           2,260           1,259           1,130        468,773      34,840,173              --           5,657
        (19)             (5)            (11)             (2)          (125)            (39)            (25)             (4)
    (29,331)             --          (1,583)         (1,590)    (1,283,849)     (3,704,964)         (6,025)           (125)

     (1,007)             --            (124)             --       (616,615)    (35,759,683)         (1,756)             --
    (20,416)             --              --              --             --              --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     98,002         479,133         117,284         118,287       (106,964)      1,646,363         102,762          98,545
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     84,601         530,153         136,890         137,357       (126,984)      1,632,307         121,453         107,403

    530,153              --         137,357              --      1,632,307              --         107,403              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   614,754     $   530,153     $   274,247     $   137,357    $ 1,505,323     $ 1,632,307     $   228,856     $   107,403
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                TRAVELERS MANAGED                 VAN KAMPEN               COMSTOCK PORTFOLIO -
                                                 INCOME PORTFOLIO            ENTERPRISE PORTFOLIO            CLASS II SHARES
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    22,572    $    21,736    $      (652)   $      (262)   $   (15,718)   $    (2,107)
  Realized gain (loss) ..................        (1,161)          (500)           212             12          8,123            140
  Change in unrealized gain (loss)
    on investments ......................       (15,887)       (17,803)         1,603          4,144        213,149         40,955
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........         5,524          3,433          1,163          3,894        205,554         38,988
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       310,726        694,982          2,044         47,168      1,531,403        447,023
  Participant transfers from other
    funding options .....................        38,829        104,084             --             --        100,206          8,508
  Administrative charges ................           (49)           (14)            --             --            (85)            (9)
  Contract surrenders ...................      (108,471)       (10,653)        (1,612)            --        (19,002)        (2,505)
  Participant transfers to other
    funding options .....................       (49,365)       (48,000)            --             --        (26,065)        (5,632)
  Other payments to participants ........            --        (65,530)            --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       191,670        674,869            432         47,168      1,586,457        447,385
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       197,194        678,302          1,595         51,062      1,792,011        486,373


NET ASSETS:
    Beginning of year ...................       678,302             --         51,062             --        486,373             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   875,496    $   678,302    $    52,657    $    51,062    $ 2,278,384    $   486,373
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

       EMERGING GROWTH                                                SMITH BARNEY
         PORTFOLIO -               ENTERPRISE PORTFOLIO -           SMALL CAP GROWTH             CONTRAFUND(R) PORTFOLIO -
        CLASS I SHARES                CLASS II SHARES           OPPORTUNITIES PORTFOLIO               SERVICE CLASS
---------------------------     ---------------------------    ---------------------------     ---------------------------
    2004            2003            2004            2003           2004            2003            2004            2003
    ----            ----            ----            ----           ----            ----            ----            ----
$   (11,030)    $    (2,003)    $    (2,689)    $    (1,095)   $    (2,520)    $      (500)    $    (7,762)    $    (3,414)
        712              29             279              49          5,784             353           4,796             490

     34,706          14,602           2,915          13,685         11,701           8,663          55,626          48,524
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     24,388          12,628             505          12,639         14,965           8,516          52,660          45,600
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     82,356         439,584           1,614         120,182         25,350          49,049          92,903         282,515

         --           4,600              --              --         10,000          35,296          43,978              --
         (3)             (1)             (2)             --             (2)             --             (28)             (6)
     (7,465)             --              --              --             --              --         (14,049)         (3,615)

     (4,199)             --              --              --             --              --            (409)             --
         --              --              --              --        (12,385)             --              --              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     70,689         444,183           1,612         120,182         22,963          84,345         122,395         278,894
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------

     95,077         456,811           2,117         132,821         37,928          92,861         175,055         324,494

    456,811              --         132,821              --         92,861              --         324,494              --
-----------     -----------     -----------     -----------    -----------     -----------     -----------     -----------
$   551,888     $   456,811     $   134,938     $   132,821    $   130,789     $    92,861     $   499,549     $   324,494
===========     ===========     ===========     ===========    ===========     ===========     ===========     ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                                   CONTRAFUND(R)                 DYNAMIC CAPITAL
                                                   PORTFOLIO -             APPRECIATION PORTFOLIO -        MID CAP PORTFOLIO -
                                                 SERVICE CLASS 2               SERVICE CLASS 2               SERVICE CLASS 2
                                            --------------------------    --------------------------    --------------------------
                                                2004           2003           2004           2003           2004           2003
                                                ----           ----           ----           ----           ----           ----
OPERATIONS:
  Net investment income (loss) ..........   $    (9,628)   $    (1,737)   $      (911)   $      (319)   $   (23,205)   $    (3,473)
  Realized gain (loss) ..................         2,507             95         10,484              8         35,863          1,394
  Change in unrealized gain (loss)
    on investments ......................        78,659         27,370          3,628          5,578        251,829         79,760
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from operations .........        71,538         25,728         13,201          5,267        264,487         77,681
                                            -----------    -----------    -----------    -----------    -----------    -----------

UNIT TRANSACTIONS:
  Participant purchase payments .........       338,790        241,799         47,404         91,060        841,174        545,210
  Participant transfers from other
    funding options .....................        83,849          4,225         25,649             --        161,813          2,265
  Administrative charges ................           (31)            (2)            (3)            --            (63)            (4)
  Contract surrenders ...................        (6,969)             1         (5,970)            --       (142,792)        (8,177)
  Participant transfers to other
    funding options .....................       (14,126)          (688)       (81,315)            --       (139,768)        (2,805)
  Other payments to participants ........            --             --             --             --             --             --
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets
      resulting from unit transactions ..       401,513        245,335        (14,235)        91,060        720,364        536,489
                                            -----------    -----------    -----------    -----------    -----------    -----------

    Net increase (decrease) in net assets       473,051        271,063         (1,034)        96,327        984,851        614,170


NET ASSETS:
    Beginning of year ...................       271,063             --         96,327             --        614,170             --
                                            -----------    -----------    -----------    -----------    -----------    -----------
    End of year .........................   $   744,114    $   271,063    $    95,293    $    96,327    $ 1,599,021    $   614,170
                                            ===========    ===========    ===========    ===========    ===========    ===========


                        See Notes to Financial Statements

                              TLAC VARIABLE ANNUITY
                              SEPARATE ACCOUNT 2002

                 STATEMENT OF CHANGES IN NET ASSETS - CONTINUED
       FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003
                (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

            COMBINED
-------------------------------
      2004              2003
      ----              ----

$    (701,617)    $      27,339
    1,729,572           719,394

    7,234,551         3,775,995
-------------     -------------

    8,262,506         4,522,728
-------------     -------------

   62,756,135        75,969,359

   54,549,103       126,715,191
       (5,269)             (603)
  (15,192,022)       (6,022,023)

  (54,548,150)     (126,714,427)
   (1,002,908)         (146,698)
-------------     -------------

   46,556,889        69,800,799
-------------     -------------

   54,819,395        74,323,527

   74,323,527                --
-------------     -------------
$ 129,142,922     $  74,323,527
=============     =============


                        See Notes to Financial Statements

                          NOTES TO FINANCIAL STATEMENTS

1. SIGNIFICANT ACCOUNTING POLICIES

TLAC Variable Annuity Separate Account 2002 ("TLAC Separate Account 2002") is a separate account of The Travelers Life and Annuity Company ("The Company"), an indirect wholly owned subsidiary of Citigroup Inc., and is available for funding certain variable annuity contracts issued by Travelers Life. TLAC Separate Account 2002 is registered under the Investment Company Act of 1940, as amended, as a unit investment trust. TLAC Separate Account 2002 includes the Vintage Access Annuity, Scudder Advocate Advisor - ST1 Variable Annuity, Scudder Advocate Advisor Annuity, and Portfolio Architect Access Annuity products.

Participant purchase payments applied to TLAC Separate Account 2002 are invested in one or more sub-accounts in accordance with the selection made by the contract owner. As of December 31, 2004, the investments comprising TLAC Separate Account 2002 were:

  Capital Appreciation Fund, Massachusetts business trust, Affiliate of The
    Company
  High Yield Bond Trust, Massachusetts business trust, Affiliate of The Company Managed Assets Trust, Massachusetts business trust, Affiliate of The Company Money Market Portfolio, Massachusetts business trust, Affiliate of The Company AIM Variable Insurance Funds, Inc., Delaware business trust
      AIM V.I. Utilities Fund (Formerly INVESCO VIF - Utilities Fund) AllianceBernstein Variable Product Series Fund, Inc., Maryland business trust
      AllianceBernstein Growth and Income Portfolio - Class B
      AllianceBernstein Premier Growth Portfolio - Class B
  American Funds Insurance Series, Massachusetts business trust
      Global Growth Fund - Class 2 Shares
      Growth Fund - Class 2 Shares
      Growth-Income Fund - Class 2 Shares
  Credit Suisse Trust, Massachusetts business trust
      Credit Suisse Trust Emerging Markets Portfolio
      Credit Suisse Trust Global Post-Venture Capital Portfolio
  Delaware VIP Trust, Maryland business trust
      Delaware VIP REIT Series - Standard Class
  Dreyfus Investment Portfolio, Massachusetts business trust
      Dreyfus MidCap Stock Portfolio - Service Shares
  Dreyfus Socially Responsible Growth Fund, Inc., Maryland business trust
      Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
  Dreyfus Variable Investment Fund, Maryland business trust
      Dreyfus Variable Investment Fund - Appreciation Portfolio - Initial Shares Dreyfus Variable Investment Fund - Developing Leaders Portfolio - Initial
        Shares
  Franklin Templeton Variable Insurance Products Trust, Massachusetts business trust
      Franklin Small Cap Fund - Class 2 Shares
      Mutual Shares Securities Fund - Class 2 Shares
      Templeton Developing Markets Securities Fund - Class 2 Shares
      Templeton Foreign Securities Fund - Class 2 Shares
      Templeton Growth Securities Fund - Class 2 Shares
  Greenwich Street Series Fund, Massachusetts business trust, Affiliate of The
    Company
      Appreciation Portfolio
      Diversified Strategic Income Portfolio
      Equity Index Portfolio - Class II Shares
      Fundamental Value Portfolio
      Salomon Brothers  Variable  Aggressive  Growth Fund - Class I Shares
        (Formerly  Salomon Brothers  Variable  Emerging Growth
      Fund - Class I Shares)
      Salomon Brothers Variable Growth & Income Fund - Class I Shares
  Janus Aspen Series, Delaware business trust
      Balanced Portfolio - Service Shares
      Global Life Sciences Portfolio - Service Shares
      Global Technology Portfolio - Service Shares
      Mid Cap Growth Portfolio - Service Shares
      Worldwide Growth Portfolio - Service Shares

  Lazard Retirement Series, Inc., Massachusetts business trust
      Lazard Retirement Small Cap Portfolio
  Lord Abbett Series Fund, Inc., Maryland business trust
      Growth and Income Portfolio
      Mid-Cap Value Portfolio
  Merrill Lynch Variable Series Funds, Inc., Maryland business trust
      Merrill Lynch Global Allocation V.I. Fund - Class III
      Merrill Lynch Value Opportunities V.I. Fund - Class III (Formerly Merrill
        Lynch Small Cap Value V.I. Fund - Class III)
  Oppenheimer Variable Account Funds, Massachusetts business trust
      Oppenheimer Main Street Fund/VA - Service Shares
  PIMCO Variable Insurance Trust, Massachusetts business trust
      Real Return Portfolio - Administrative Class
      Total Return Portfolio - Administrative Class
  Putnam Variable Trust, Massachusetts business trust
      Putnam VT International Equity Fund - Class IB Shares
      Putnam VT Small Cap Value Fund - Class IB Shares
  Salomon Brothers Variable Series Funds Inc., Maryland business trust,
    Affiliate of The Company
      All Cap Fund - Class I
      Investors Fund - Class I
      Large Cap Growth Fund - Class I
      Small Cap Growth Fund - Class I
  Scudder Investments VIT Funds, Massachusetts business trust
      Scudder Real Estate Securities Portfolio - Class B
  Scudder Variable Series I, Massachusetts business trust
      21st Century Growth Portfolio - Class B
      Capital Growth Portfolio - Class B
      Global Discovery Portfolio - Class B
      Growth and Income Portfolio - Class B
      Health Sciences Portfolio - Class B
      International Portfolio - Class B
  Scudder Variable Series II, Massachusetts business trust
      Scudder Aggressive Growth Portfolio - Class B
      Scudder Blue Chip Portfolio - Class B
      Scudder Conservative Income Strategy Portfolio - Class B
      Scudder Fixed Income Portfolio - Class B
      Scudder Global Blue Chip Portfolio - Class B
      Scudder Government & Agency Securities Portfolio - Class B (Formerly
        Scudder Government Securities Portfolio - Class B)
      Scudder Growth & Income Strategy Portfolio - Class B
      Scudder Growth Portfolio - Class B
      Scudder Growth Strategy Portfolio - Class B
      Scudder High Income Portfolio - Class B
      Scudder Income & Growth Strategy Portfolio - Class B
      Scudder International Select Equity Portfolio - Class B
      Scudder Large Cap Value Portfolio - Class B (Formerly Scudder Contrarian
        Value Portfolio - Class B)
      Scudder Mercury Large Cap Core Portfolio - Class B
      Scudder Money Market Portfolio - Class B
      Scudder Small Cap Growth Portfolio - Class B
      Scudder Strategic Income Portfolio - Class B
      Scudder Technology Growth Portfolio - Class B
      Scudder Templeton Foreign Value Portfolio - Class B
      Scudder Total Return Portfolio - Class B
      SVS Davis Venture Value Portfolio - Class B
      SVS Dreman Financial Services Portfolio - Class B
      SVS Dreman High Return Equity Portfolio - Class B

      SVS Dreman Small Cap Value Portfolio - Class B
      SVS Eagle Focused Large Cap Growth Portfolio - Class B
      SVS Focus Value & Growth Portfolio - Class B
      SVS Index 500 Portfolio - Class B
      SVS INVESCO Dynamic Growth Portfolio - Class B
      SVS Janus Growth And Income Portfolio - Class B
      SVS Janus Growth Opportunities Portfolio - Class B
      SVS MFS Strategic Value Portfolio - Class B
      SVS Oak Strategic Equity Portfolio - Class B
      SVS Turner Mid Cap Growth Portfolio - Class B
  Smith Barney Investment Series, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Dividend Strategy Portfolio (Formerly Smith Barney Large Cap
        Core Portfolio)
      Smith Barney Premier Selections All Cap Growth Portfolio
  Smith Barney Multiple Discipline Trust, Massachusetts business trust,
    Affiliate of The Company
      Multiple Discipline Portfolio - All Cap Growth and Value
      Multiple Discipline Portfolio - Balanced All Cap Growth and Value
      Multiple Discipline Portfolio - Global All Cap Growth and Value
      Multiple Discipline Portfolio - Large Cap Growth and Value
  The Alger American Fund, Massachusetts business trust
      Alger American Balanced Portfolio - Class S Shares
      Alger American Leveraged AllCap Portfolio - Class S Shares
  The Travelers Series Trust, Massachusetts business trust, Affiliate of The
    Company
      Convertible Securities Portfolio
      Disciplined Mid Cap Stock Portfolio
      Equity Income Portfolio
      Federated High Yield Portfolio
      Federated Stock Portfolio
      Large Cap Portfolio
      Lazard International Stock Portfolio
      Merrill Lynch Large Cap Core Portfolio
      MFS Emerging Growth Portfolio
      MFS Mid Cap Growth Portfolio
      MFS Value Portfolio
      Pioneer Fund Portfolio
      Social Awareness Stock Portfolio *
      Travelers Quality Bond Portfolio
      U.S. Government Securities Portfolio
  Travelers Series Fund Inc., Maryland business trust, Affiliate of The Company
      AIM Capital Appreciation Portfolio
      MFS Total Return Portfolio
      Pioneer Strategic Income Portfolio
      SB Adjustable Rate Income Portfolio - Class I Shares
      Smith Barney Aggressive Growth Portfolio
      Smith Barney High Income Portfolio
      Smith Barney Large Capitalization Growth Portfolio
      Smith Barney Mid Cap Core Portfolio
      Smith Barney Money Market Portfolio
      Strategic Equity Portfolio
      Travelers Managed Income Portfolio
      Van Kampen Enterprise Portfolio

  Van Kampen Life Investment Trust, Delaware business trust
      Comstock Portfolio - Class II Shares
      Emerging Growth Portfolio - Class I Shares
      Enterprise Portfolio - Class II Shares
  Variable Annuity Portfolios, Massachusetts business trust, Affiliate of The
    Company
      Smith Barney Small Cap Growth Opportunities Portfolio
  Variable Insurance Products Fund II, Massachusetts business trust
      Contrafund(R) Portfolio - Service Class
      Contrafund(R) Portfolio - Service Class 2
  Variable Insurance Products Fund III, Massachusetts business trust
      Dynamic Capital Appreciation Portfolio - Service Class 2
      Mid Cap Portfolio - Service Class 2

  * No assets for the period

Not all funds may be available in all states or to all contract owners.

The following is a summary of significant accounting policies consistently followed by TLAC Separate Account 2002 in the preparation of its financial statements.

SECURITY VALUATION. Investments are valued daily at the net asset values per share of the underlying funds.

SECURITY TRANSACTIONS. Security transactions are accounted for on the trade date. Income from dividends and realized gain (loss) distributions, are recorded on the ex-distribution date.

FEDERAL INCOME TAXES. The operations of TLAC Separate Account 2002 form a part of the total operations of The Company and are not taxed separately. The Company is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended (the "Code"). Under existing federal income tax law, no taxes are payable on the investment income of TLAC Separate Account 2002. TLAC Separate Account 2002 is not taxed as a "regulated investment company" under Subchapter M of the Code.

FINANCIAL HIGHLIGHTS. TLAC Separate Account 2002 adopted the financial highlights disclosure recommended by the American Institute of Certified Public Accountants Audit Guide ("AICPA Guide") for Investment Companies. The AICPA Guide allows for the prospective application of this disclosure, which will ultimately display a five year period. It is comprised of the units, unit values, investment income ratio, expense ratios and total returns for each sub-account. Since each sub-account offers multiple contract charges, certain information is provided in the form of a range. The range information may reflect varying time periods if assets did not exist with all contract charge options of the sub-account for the entire year.

OTHER. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

2. INVESTMENTS

The aggregate costs of purchases and proceeds from sales of investments were $118,395,681 and $71,797,240 respectively, for the period ended December 31, 2004. Realized gains and losses from investment transactions are reported on an average cost basis. The cost of investments in eligible funds was $118,122,789 at December 31, 2004. Gross unrealized appreciation for all investments at December 31, 2004 was $11,238,659. Gross unrealized depreciation for all investments at December 31, 2004 was $228,115.

3. CONTRACT CHARGES

The asset-based charges listed below are deducted, as appropriate, each business day and are assessed through the calculation of accumulation and annuity unit values;

-     Mortality and Expense Risks assumed by The Company (M&E)
-     Administrative fees paid for administrative expenses (ADM)
-     Enhanced Stepped-up Provision, if elected by the contract owner (E.S.P.)
-     Guaranteed  Minimum Withdrawal  Benefit,  if elected by the contract owner
      (GMWB)

Below is a table displaying separate account charges with their associated products offered in this Separate Account for each funding option. The table displays Standard (S), Enhanced (E), Death Benefit (Dth Ben) designations.

------------------------------------------------------------------------------------------------------------------------------------
SEPARATE ACCOUNT                         TLAC 2002
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Asset-based Charges
                                                                              ------------------------------------------------------
                                                                                                   Optional  Features
    Separate Account Charge (1)    Dth                                                             -------------------        Total
     (as identified in Note 5)     Ben   Product                                 M&E        ADM       E.S.P.       GMWB      Charge
------------------------------------------------------------------------------------------------------------------------------------
Separate Account Charge 1.70%      S     Portfolio Architect Access             1.55%      0.15%                             1.70%
                                   S     Scudder Advocate Advisor               1.55%      0.15%                             1.70%

Separate Account Charge 1.80%      S     Vintage Access                         1.65%      0.15%                             1.80%
                                   S     Scudder Advocate Advisor - ST1         1.65%      0.15%                             1.80%

Separate Account Charge 1.90%      E     Portfolio Architect Access             1.75%      0.15%                             1.90%
                                   E     Scudder Advocate Advisor               1.75%      0.15%                             1.90%
                                   S     Portfolio Architect Access             1.55%      0.15%       0.20%                 1.90%
                                   S     Scudder Advocate Advisor               1.55%      0.15%       0.20%                 1.90%

Separate Account Charge 2.00%      E     Vintage Access                         1.85%      0.15%                             2.00%
                                   S     Vintage Access                         1.65%      0.15%       0.20%                 2.00%
                                   S     Scudder Advocate Advisor - ST1         1.65%      0.15%       0.20%                 2.00%
                                   E     Scudder Advocate Advisor - ST1         1.85%      0.15%                             2.00%

Separate Account Charge 2.10%      S     Portfolio Architect Access             1.55%      0.15%                  0.40%      2.10%
                                   S     Scudder Advocate Advisor               1.55%      0.15%                  0.40%      2.10%
                                   E     Portfolio Architect Access             1.75%      0.15%       0.20%                 2.10%
                                   E     Scudder Advocate Advisor               1.75%      0.15%       0.20%                 2.10%

Separate Account Charge 2.20%      S     Vintage Access                         1.65%      0.15%                  0.40%      2.20%
                                   E     Vintage Access                         1.85%      0.15%       0.20%                 2.20%
                                   S     Scudder Advocate Advisor - ST1         1.65%      0.15%                  0.40%      2.20%
                                   E     Scudder Advocate Advisor - ST1         1.85%      0.15%       0.20%                 2.20%

Separate Account Charge 2.30%      S     Portfolio Architect Access             1.55%      0.15%       0.20%      0.40%      2.30%
                                   S     Scudder Advocate Advisor               1.55%      0.15%       0.20%      0.40%      2.30%
                                   E     Portfolio Architect Access             1.75%      0.15%                  0.40%      2.30%
                                   E     Scudder Advocate Advisor               1.75%      0.15%                  0.40%      2.30%

Separate Account Charge 2.40%      S     Vintage Access                         1.65%      0.15%       0.20%      0.40%      2.40%
                                   E     Vintage Access                         1.85%      0.15%                  0.40%      2.40%
                                   S     Scudder Advocate Advisor - ST1         1.65%      0.15%       0.20%      0.40%      2.40%
                                   E     Scudder Advocate Advisor - ST1         1.85%      0.15%                  0.40%      2.40%

Separate Account Charge 2.50%      E     Portfolio Architect Access             1.75%      0.15%       0.20%      0.40%      2.50%
                                   E     Scudder Advocate Advisor               1.75%      0.15%       0.20%      0.40%      2.50%

Separate Account Charge 2.60%      E     Vintage Access                         1.85%      0.15%       0.20%      0.40%      2.60%
                                   E     Scudder Advocate Advisor - ST1         1.85%      0.15%       0.20%      0.40%      2.60%
------------------------------------------------------------------------------------------------------------------------------------

(1) Certain accumulation and annuity unit values displayed in Note 5 may not be available through certain sub-accounts. If a unit value has no assets and units across all sub-accounts within the Separate Account, it will not be displayed in Note 5.

For Contracts in the accumulation phase with a value of less than $40,000, an annual charge of $30 (prorated for partial periods) is assessed through the redemption of units and paid to The Company to cover administrative charges.

For a full explanation of product charges and associated product features and benefits please refer to your product prospectus.

4. SUBSEQUENT EVENT NOTE

On January 31, 2005, Citigroup Inc. ("Citigroup") announced that it had agreed to sell The Travelers Insurance Company ("TIC"), The Travelers Life and Annuity Company, Citicorp Life Insurance Company, First Citicorp Life Insurance Company, Citicorp International Life Insurance Company, The Travelers Life and Annuity Reinsurance Company, and certain other domestic and international insurance businesses (the "Life Insurance and Annuity Businesses") to MetLife, Inc. ("MetLife") pursuant to an Acquisition Agreement (the "Agreement"). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be closed this summer.

The transaction contemplates that TIC's Primerica Life segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company by way of dividend (i) all of the outstanding shares of common stock of the Company's 100% owned subsidiary, Primerica Life Insurance Company ("Primerica Life"), (ii) all shares of Citigroup's Series YYY and Series YY preferred stock held by the Company and (iii) certain other assets, including certain assets and liabilities related to the Company's share of the non-qualified pension plan, and post retirement benefits related to inactive employees of the former Travelers Insurance entities, assumed during Citigroup's 2002 spin-off of the Travelers Property Casualty operations (collectively, the "Dispositions"). The Dispositions require certain regulatory approvals.

Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion. In connection with the consummation of the sale of the Life Insurance and Annuity Business, Citigroup and MetLife will also enter into multi-year distribution agreements.

5. NET CONTRACT OWNERS' EQUITY

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Capital Appreciation Fund
    Separate Account Charges 1.70% .................................             69,578      $  1.457         $    101,383
    Separate Account Charges 1.80% .................................                  -         1.455                    -
    Separate Account Charges 1.90% .................................                  -         1.452                    -
    Separate Account Charges 2.00% .................................                  -         1.449                    -
    Separate Account Charges 2.10% .................................            211,177         1.447              305,540
    Separate Account Charges 2.20% .................................                  -         1.444                    -
    Separate Account Charges 2.30% .................................             53,823         1.442               77,599
    Separate Account Charges 2.40% .................................                  -         1.439                    -
    Separate Account Charges 2.50% .................................             16,239         1.437               23,330
    Separate Account Charges 2.60% .................................                  -         1.434                    -

High Yield Bond Trust
    Separate Account Charges 1.70% .................................             61,377         1.068               65,532
    Separate Account Charges 1.80% .................................                  -         1.067                    -
    Separate Account Charges 1.90% .................................             29,092         1.066               31,020
    Separate Account Charges 2.00% .................................                  -         1.066                    -
    Separate Account Charges 2.10% .................................              6,459         1.065                6,877
    Separate Account Charges 2.20% .................................                  -         1.064                    -
    Separate Account Charges 2.30% .................................                  -         1.063                    -
    Separate Account Charges 2.40% .................................                  -         1.063                    -
    Separate Account Charges 2.50% .................................                  -         1.062                    -
    Separate Account Charges 2.60% .................................                  -         1.061                    -

Managed Assets Trust
    Separate Account Charges 1.70% .................................             19,502         1.076               20,984
    Separate Account Charges 1.80% .................................                  -         1.075                    -
    Separate Account Charges 1.90% .................................                  -         1.075                    -
    Separate Account Charges 2.00% .................................                  -         1.074                    -
    Separate Account Charges 2.10% .................................             25,694         1.073               27,573
    Separate Account Charges 2.20% .................................                  -         1.072                    -
    Separate Account Charges 2.30% .................................                  -         1.072                    -
    Separate Account Charges 2.40% .................................                  -         1.071                    -
    Separate Account Charges 2.50% .................................                  -         1.070                    -
    Separate Account Charges 2.60% .................................                  -         1.070                    -

Money Market Portfolio
    Separate Account Charges 1.70% .................................            250,103         0.986              246,542
    Separate Account Charges 1.80% .................................                  -         0.984                    -
    Separate Account Charges 1.90% .................................                  -         0.982                    -
    Separate Account Charges 2.00% .................................                  -         0.980                    -
    Separate Account Charges 2.10% .................................            593,259         0.979              580,670
    Separate Account Charges 2.20% .................................                  -         0.977                    -
    Separate Account Charges 2.30% .................................            641,987         0.975              626,135
    Separate Account Charges 2.40% .................................                  -         0.973                    -
    Separate Account Charges 2.50% .................................             50,215         0.972               48,803
    Separate Account Charges 2.60% .................................                  -         0.970                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
AIM Variable Insurance Funds, Inc.
  AIM V.I. Utilities Fund
    Separate Account Charges 1.70% .................................             94,811      $  1.297         $    122,994
    Separate Account Charges 1.80% .................................                  -         1.295                    -
    Separate Account Charges 1.90% .................................                  -         1.293                    -
    Separate Account Charges 2.00% .................................                  -         1.291                    -
    Separate Account Charges 2.10% .................................             78,952         1.289              101,784
    Separate Account Charges 2.20% .................................                  -         1.287                    -
    Separate Account Charges 2.30% .................................                  -         1.285                    -
    Separate Account Charges 2.40% .................................                  -         1.283                    -
    Separate Account Charges 2.50% .................................                  -         1.281                    -
    Separate Account Charges 2.60% .................................                  -         1.279                    -

AllianceBernstein Variable Product Series Fund, Inc.
  AllianceBernstein Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.437                    -
    Separate Account Charges 1.80% .................................             64,752         1.435               92,891
    Separate Account Charges 1.90% .................................                  -         1.432                    -
    Separate Account Charges 2.00% .................................              7,686         1.429               10,987
    Separate Account Charges 2.10% .................................                  -         1.427                    -
    Separate Account Charges 2.20% .................................            123,107         1.424              175,358
    Separate Account Charges 2.30% .................................                  -         1.422                    -
    Separate Account Charges 2.40% .................................             23,620         1.419               33,526
    Separate Account Charges 2.50% .................................                  -         1.417                    -
    Separate Account Charges 2.60% .................................              4,572         1.414                6,466
  AllianceBernstein Premier Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             45,774         1.274               58,324
    Separate Account Charges 1.80% .................................             10,418         1.272               13,251
    Separate Account Charges 1.90% .................................                  -         1.270                    -
    Separate Account Charges 2.00% .................................                  -         1.267                    -
    Separate Account Charges 2.10% .................................             57,974         1.265               73,348
    Separate Account Charges 2.20% .................................              1,803         1.263                2,277
    Separate Account Charges 2.30% .................................              6,311         1.261                7,956
    Separate Account Charges 2.40% .................................             53,452         1.258               67,269
    Separate Account Charges 2.50% .................................                  -         1.256                    -
    Separate Account Charges 2.60% .................................                  -         1.254                    -

American Funds Insurance Series
  Global Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            319,049         1.533              489,161
    Separate Account Charges 1.80% .................................            472,583         1.530              723,274
    Separate Account Charges 1.90% .................................             12,138         1.528               18,544
    Separate Account Charges 2.00% .................................             20,136         1.525               30,709
    Separate Account Charges 2.10% .................................            587,816         1.522              894,877
    Separate Account Charges 2.20% .................................            381,108         1.520              579,168
    Separate Account Charges 2.30% .................................            126,868         1.517              192,459
    Separate Account Charges 2.40% .................................            288,223         1.514              436,463
    Separate Account Charges 2.50% .................................             12,575         1.512               19,008
    Separate Account Charges 2.60% .................................             56,327         1.509               84,997

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
American Funds Insurance Series (continued)
  Growth Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            915,371      $  1.495         $  1,368,317
    Separate Account Charges 1.80% .................................            617,857         1.492              921,948
    Separate Account Charges 1.90% .................................             59,111         1.490               88,049
    Separate Account Charges 2.00% .................................             18,661         1.487               27,747
    Separate Account Charges 2.10% .................................          2,366,454         1.484            3,512,454
    Separate Account Charges 2.20% .................................          1,086,345         1.482            1,609,589
    Separate Account Charges 2.30% .................................            426,688         1.479              631,085
    Separate Account Charges 2.40% .................................            455,603         1.476              672,653
    Separate Account Charges 2.50% .................................             54,990         1.474               81,044
    Separate Account Charges 2.60% .................................            324,238         1.471              477,016
  Growth-Income Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            789,816         1.435            1,133,275
    Separate Account Charges 1.80% .................................            772,045         1.432            1,105,797
    Separate Account Charges 1.90% .................................             89,781         1.430              128,363
    Separate Account Charges 2.00% .................................             35,308         1.427               50,390
    Separate Account Charges 2.10% .................................          1,122,998         1.425            1,599,861
    Separate Account Charges 2.20% .................................          1,978,364         1.422            2,813,397
    Separate Account Charges 2.30% .................................            283,743         1.420              402,785
    Separate Account Charges 2.40% .................................            859,612         1.417            1,218,072
    Separate Account Charges 2.50% .................................             57,717         1.414               81,640
    Separate Account Charges 2.60% .................................            361,056         1.412              509,795

Credit Suisse Trust
  Credit Suisse Trust Emerging Markets Portfolio
    Separate Account Charges 1.70% .................................             50,211         1.623               81,488
    Separate Account Charges 1.80% .................................                  -         1.620                    -
    Separate Account Charges 1.90% .................................              4,712         1.618                7,624
    Separate Account Charges 2.00% .................................                  -         1.615                    -
    Separate Account Charges 2.10% .................................             28,620         1.613               46,159
    Separate Account Charges 2.20% .................................                  -         1.610                    -
    Separate Account Charges 2.30% .................................              3,056         1.608                4,913
    Separate Account Charges 2.40% .................................                  -         1.605                    -
    Separate Account Charges 2.50% .................................                  -         1.603                    -
    Separate Account Charges 2.60% .................................                  -         1.600                    -
  Credit Suisse Trust Global Post-Venture Capital Portfolio
    Separate Account Charges 1.70% .................................                  -         1.438                    -
    Separate Account Charges 1.80% .................................                  -         1.436                    -
    Separate Account Charges 1.90% .................................                  -         1.434                    -
    Separate Account Charges 2.00% .................................                  -         1.432                    -
    Separate Account Charges 2.10% .................................             20,239         1.429               28,928
    Separate Account Charges 2.20% .................................                  -         1.427                    -
    Separate Account Charges 2.30% .................................              1,827         1.425                2,604
    Separate Account Charges 2.40% .................................                  -         1.423                    -
    Separate Account Charges 2.50% .................................                  -         1.420                    -
    Separate Account Charges 2.60% .................................                  -         1.418                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Delaware VIP Trust
  Delaware VIP REIT Series - Standard Class
    Separate Account Charges 1.70% .................................            138,370      $  1.681         $    232,668
    Separate Account Charges 1.80% .................................                  -         1.679                    -
    Separate Account Charges 1.90% .................................             11,753         1.676               19,692
    Separate Account Charges 2.00% .................................                  -         1.673                    -
    Separate Account Charges 2.10% .................................            448,137         1.670              748,234
    Separate Account Charges 2.20% .................................                  -         1.667                    -
    Separate Account Charges 2.30% .................................            186,675         1.664              310,585
    Separate Account Charges 2.40% .................................                  -         1.661                    -
    Separate Account Charges 2.50% .................................              7,184         1.658               11,910
    Separate Account Charges 2.60% .................................                  -         1.655                    -

Dreyfus Investment Portfolio
  Dreyfus MidCap Stock Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             89,205         1.318              117,552
    Separate Account Charges 1.80% .................................                  -         1.316                    -
    Separate Account Charges 1.90% .................................                  -         1.314                    -
    Separate Account Charges 2.00% .................................                  -         1.312                    -
    Separate Account Charges 2.10% .................................            280,493         1.310              367,326
    Separate Account Charges 2.20% .................................                  -         1.308                    -
    Separate Account Charges 2.30% .................................             25,674         1.306               33,518
    Separate Account Charges 2.40% .................................                  -         1.303                    -
    Separate Account Charges 2.50% .................................              6,281         1.301                8,174
    Separate Account Charges 2.60% .................................                  -         1.299                    -

Dreyfus Socially Responsible Growth Fund, Inc.
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Separate Account Charges 1.70% .................................                  -         1.174                    -
    Separate Account Charges 1.80% .................................                  -         1.172                    -
    Separate Account Charges 1.90% .................................                  -         1.170                    -
    Separate Account Charges 2.00% .................................                  -         1.168                    -
    Separate Account Charges 2.10% .................................             17,882         1.167               20,862
    Separate Account Charges 2.20% .................................                  -         1.165                    -
    Separate Account Charges 2.30% .................................              2,036         1.163                2,367
    Separate Account Charges 2.40% .................................                  -         1.161                    -
    Separate Account Charges 2.50% .................................                  -         1.159                    -
    Separate Account Charges 2.60% .................................                  -         1.158                    -

Dreyfus Variable Investment Fund
  Dreyfus VIF Appreciation Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            100,863         1.253              126,379
    Separate Account Charges 1.80% .................................                  -         1.251                    -
    Separate Account Charges 1.90% .................................                  -         1.249                    -
    Separate Account Charges 2.00% .................................                  -         1.246                    -
    Separate Account Charges 2.10% .................................              8,649         1.244               10,760
    Separate Account Charges 2.20% .................................                  -         1.242                    -
    Separate Account Charges 2.30% .................................             19,366         1.240               24,011
    Separate Account Charges 2.40% .................................                  -         1.238                    -
    Separate Account Charges 2.50% .................................              2,778         1.235                3,431
    Separate Account Charges 2.60% .................................                  -         1.233                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Dreyfus Variable Investment Fund (continued)
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares
    Separate Account Charges 1.70% .................................            376,598      $  1.455         $    548,014
    Separate Account Charges 1.80% .................................                  -         1.453                    -
    Separate Account Charges 1.90% .................................             15,658         1.450               22,705
    Separate Account Charges 2.00% .................................                  -         1.447                    -
    Separate Account Charges 2.10% .................................            155,161         1.445              224,194
    Separate Account Charges 2.20% .................................                  -         1.442                    -
    Separate Account Charges 2.30% .................................             18,718         1.440               26,950
    Separate Account Charges 2.40% .................................                  -         1.437                    -
    Separate Account Charges 2.50% .................................             11,081         1.435               15,898
    Separate Account Charges 2.60% .................................                  -         1.432                    -

Franklin Templeton Variable Insurance Products Trust
  Franklin Small Cap Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................                  -         1.533                    -
    Separate Account Charges 1.80% .................................            108,563         1.530              166,133
    Separate Account Charges 1.90% .................................                  -         1.528                    -
    Separate Account Charges 2.00% .................................             10,216         1.525               15,578
    Separate Account Charges 2.10% .................................                  -         1.522                    -
    Separate Account Charges 2.20% .................................            485,488         1.520              737,699
    Separate Account Charges 2.30% .................................                  -         1.517                    -
    Separate Account Charges 2.40% .................................             62,706         1.514               94,946
    Separate Account Charges 2.50% .................................                  -         1.511                    -
    Separate Account Charges 2.60% .................................            182,083         1.509              274,729
  Mutual Shares Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            430,489         1.400              602,895
    Separate Account Charges 1.80% .................................             33,858         1.398               47,334
    Separate Account Charges 1.90% .................................              4,721         1.396                6,588
    Separate Account Charges 2.00% .................................             14,956         1.393               20,835
    Separate Account Charges 2.10% .................................          1,024,017         1.391            1,423,992
    Separate Account Charges 2.20% .................................            482,239         1.388              669,414
    Separate Account Charges 2.30% .................................             42,172         1.386               58,437
    Separate Account Charges 2.40% .................................            105,589         1.383              146,052
    Separate Account Charges 2.50% .................................             22,850         1.381               31,550
    Separate Account Charges 2.60% .................................             38,643         1.378               53,263
  Templeton Developing Markets Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................             64,724         1.772              114,677
    Separate Account Charges 1.80% .................................            127,618         1.769              225,736
    Separate Account Charges 1.90% .................................              5,335         1.766                9,422
    Separate Account Charges 2.00% .................................                  -         1.763                    -
    Separate Account Charges 2.10% .................................            163,767         1.760              288,234
    Separate Account Charges 2.20% .................................             30,492         1.757               53,577
    Separate Account Charges 2.30% .................................            160,590         1.754              281,700
    Separate Account Charges 2.40% .................................              6,753         1.751               11,825
    Separate Account Charges 2.50% .................................              5,173         1.748                9,044
    Separate Account Charges 2.60% .................................              7,614         1.745               13,289

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Franklin Templeton Variable Insurance Products Trust (continued)
  Templeton Foreign Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................             90,637      $  1.641         $    148,740
    Separate Account Charges 1.80% .................................            217,612         1.638              356,482
    Separate Account Charges 1.90% .................................                  -         1.635                    -
    Separate Account Charges 2.00% .................................              9,736         1.632               15,893
    Separate Account Charges 2.10% .................................             75,783         1.629              123,487
    Separate Account Charges 2.20% .................................            248,572         1.627              404,329
    Separate Account Charges 2.30% .................................                  -         1.624                    -
    Separate Account Charges 2.40% .................................             51,302         1.621               83,154
    Separate Account Charges 2.50% .................................                  -         1.618                    -
    Separate Account Charges 2.60% .................................            239,597         1.615              386,983
  Templeton Growth Securities Fund - Class 2 Shares
    Separate Account Charges 1.70% .................................            569,927         1.578              899,198
    Separate Account Charges 1.80% .................................             55,235         1.575               86,993
    Separate Account Charges 1.90% .................................              5,837         1.572                9,177
    Separate Account Charges 2.00% .................................                  -         1.569                    -
    Separate Account Charges 2.10% .................................            329,467         1.567              516,155
    Separate Account Charges 2.20% .................................                  -         1.564                    -
    Separate Account Charges 2.30% .................................             72,419         1.561              113,054
    Separate Account Charges 2.40% .................................                  -         1.558                    -
    Separate Account Charges 2.50% .................................              3,779         1.556                5,878
    Separate Account Charges 2.60% .................................                  -         1.553                    -

Greenwich Street Series Fund
  Appreciation Portfolio
    Separate Account Charges 1.70% .................................                  -         1.311                    -
    Separate Account Charges 1.80% .................................            184,877         1.308              241,875
    Separate Account Charges 1.90% .................................                  -         1.306                    -
    Separate Account Charges 2.00% .................................             15,623         1.304               20,368
    Separate Account Charges 2.10% .................................                  -         1.301                    -
    Separate Account Charges 2.20% .................................            322,171         1.299              418,520
    Separate Account Charges 2.30% .................................                  -         1.297                    -
    Separate Account Charges 2.40% .................................             38,022         1.294               49,218
    Separate Account Charges 2.50% .................................                  -         1.292                    -
    Separate Account Charges 2.60% .................................            150,745         1.290              194,446
  Diversified Strategic Income Portfolio
    Separate Account Charges 1.70% .................................                  -         1.131                    -
    Separate Account Charges 1.80% .................................            330,579         1.129              373,336
    Separate Account Charges 1.90% .................................                  -         1.127                    -
    Separate Account Charges 2.00% .................................             19,175         1.125               21,578
    Separate Account Charges 2.10% .................................                  -         1.123                    -
    Separate Account Charges 2.20% .................................            211,726         1.121              237,424
    Separate Account Charges 2.30% .................................                  -         1.119                    -
    Separate Account Charges 2.40% .................................                  -         1.117                    -
    Separate Account Charges 2.50% .................................                  -         1.115                    -
    Separate Account Charges 2.60% .................................                  -         1.113                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Greenwich Street Series Fund (continued)
  Equity Index Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................             65,202      $  1.371         $     89,394
    Separate Account Charges 1.80% .................................             89,785         1.369              122,881
    Separate Account Charges 1.90% .................................              9,020         1.366               12,324
    Separate Account Charges 2.00% .................................                  -         1.364                    -
    Separate Account Charges 2.10% .................................            611,169         1.361              832,024
    Separate Account Charges 2.20% .................................            189,838         1.359              257,981
    Separate Account Charges 2.30% .................................             49,080         1.357               66,579
    Separate Account Charges 2.40% .................................                  -         1.354                    -
    Separate Account Charges 2.50% .................................             19,303         1.352               26,093
    Separate Account Charges 2.60% .................................                  -         1.349                    -
  Fundamental Value Portfolio
    Separate Account Charges 1.70% .................................                  -         1.501                    -
    Separate Account Charges 1.80% .................................            198,293         1.498              297,073
    Separate Account Charges 1.90% .................................                  -         1.495                    -
    Separate Account Charges 2.00% .................................             26,381         1.493               39,381
    Separate Account Charges 2.10% .................................                  -         1.490                    -
    Separate Account Charges 2.20% .................................            453,856         1.487              675,107
    Separate Account Charges 2.30% .................................                  -         1.485                    -
    Separate Account Charges 2.40% .................................            163,060         1.482              241,683
    Separate Account Charges 2.50% .................................                  -         1.480                    -
    Separate Account Charges 2.60% .................................             75,024         1.477              110,800
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    Separate Account Charges 1.70% .................................            134,768         1.437              193,625
    Separate Account Charges 1.80% .................................                  -         1.434                    -
    Separate Account Charges 1.90% .................................             11,588         1.432               16,589
    Separate Account Charges 2.00% .................................                  -         1.429                    -
    Separate Account Charges 2.10% .................................             56,338         1.427               80,370
    Separate Account Charges 2.20% .................................                  -         1.424                    -
    Separate Account Charges 2.30% .................................              1,689         1.422                2,400
    Separate Account Charges 2.40% .................................                  -         1.419                    -
    Separate Account Charges 2.50% .................................                  -         1.417                    -
    Separate Account Charges 2.60% .................................                  -         1.414                    -
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    Separate Account Charges 1.70% .................................             20,810         1.373               28,572
    Separate Account Charges 1.80% .................................                  -         1.371                    -
    Separate Account Charges 1.90% .................................                  -         1.368                    -
    Separate Account Charges 2.00% .................................                  -         1.366                    -
    Separate Account Charges 2.10% .................................            167,163         1.363              227,886
    Separate Account Charges 2.20% .................................                  -         1.361                    -
    Separate Account Charges 2.30% .................................             10,819         1.358               14,697
    Separate Account Charges 2.40% .................................                  -         1.356                    -
    Separate Account Charges 2.50% .................................             14,858         1.354               20,113
    Separate Account Charges 2.60% .................................                  -         1.351                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series
  Balanced Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             64,108      $  1.196         $     76,651
    Separate Account Charges 1.80% .................................                  -         1.194                    -
    Separate Account Charges 1.90% .................................                  -         1.191                    -
    Separate Account Charges 2.00% .................................                  -         1.189                    -
    Separate Account Charges 2.10% .................................             83,759         1.187               99,441
    Separate Account Charges 2.20% .................................                  -         1.185                    -
    Separate Account Charges 2.30% .................................            139,054         1.183              164,503
    Separate Account Charges 2.40% .................................                  -         1.181                    -
    Separate Account Charges 2.50% .................................              8,903         1.179               10,495
    Separate Account Charges 2.60% .................................                  -         1.177                    -
  Global Life Sciences Portfolio - Service Shares
    Separate Account Charges 1.70% .................................                  -         1.352                    -
    Separate Account Charges 1.80% .................................                  -         1.349                    -
    Separate Account Charges 1.90% .................................                  -         1.347                    -
    Separate Account Charges 2.00% .................................                  -         1.345                    -
    Separate Account Charges 2.10% .................................             18,007         1.342               24,169
    Separate Account Charges 2.20% .................................                  -         1.340                    -
    Separate Account Charges 2.30% .................................              7,391         1.338                9,886
    Separate Account Charges 2.40% .................................                  -         1.335                    -
    Separate Account Charges 2.50% .................................             15,706         1.333               20,933
    Separate Account Charges 2.60% .................................                  -         1.330                    -
  Global Technology Portfolio - Service Shares
    Separate Account Charges 1.70% .................................             18,801         1.412               26,544
    Separate Account Charges 1.80% .................................                  -         1.409                    -
    Separate Account Charges 1.90% .................................                  -         1.407                    -
    Separate Account Charges 2.00% .................................                  -         1.404                    -
    Separate Account Charges 2.10% .................................             18,410         1.402               25,810
    Separate Account Charges 2.20% .................................                  -         1.399                    -
    Separate Account Charges 2.30% .................................              5,610         1.397                7,837
    Separate Account Charges 2.40% .................................                  -         1.395                    -
    Separate Account Charges 2.50% .................................                  -         1.392                    -
    Separate Account Charges 2.60% .................................                  -         1.390                    -
  Mid Cap Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................                  -         1.562                    -
    Separate Account Charges 1.80% .................................             67,939         1.559              105,937
    Separate Account Charges 1.90% .................................                  -         1.557                    -
    Separate Account Charges 2.00% .................................                  -         1.554                    -
    Separate Account Charges 2.10% .................................                  -         1.551                    -
    Separate Account Charges 2.20% .................................              9,799         1.548               15,170
    Separate Account Charges 2.30% .................................                  -         1.545                    -
    Separate Account Charges 2.40% .................................             20,803         1.543               32,093
    Separate Account Charges 2.50% .................................                  -         1.540                    -
    Separate Account Charges 2.60% .................................              7,115         1.537               10,937

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Janus Aspen Series (continued)
  Worldwide Growth Portfolio - Service Shares
    Separate Account Charges 1.70% .................................              6,997      $  1.327         $      9,283
    Separate Account Charges 1.80% .................................                  -         1.324                    -
    Separate Account Charges 1.90% .................................              1,206         1.322                1,594
    Separate Account Charges 2.00% .................................                  -         1.320                    -
    Separate Account Charges 2.10% .................................             28,621         1.317               37,706
    Separate Account Charges 2.20% .................................                  -         1.315                    -
    Separate Account Charges 2.30% .................................                  -         1.313                    -
    Separate Account Charges 2.40% .................................                  -         1.310                    -
    Separate Account Charges 2.50% .................................                  -         1.308                    -
    Separate Account Charges 2.60% .................................                  -         1.306                    -

Lazard Retirement Series, Inc.
  Lazard Retirement Small Cap Portfolio
    Separate Account Charges 1.70% .................................             12,433         1.506               18,722
    Separate Account Charges 1.80% .................................             14,330         1.503               21,542
    Separate Account Charges 1.90% .................................             15,033         1.501               22,562
    Separate Account Charges 2.00% .................................                  -         1.498                    -
    Separate Account Charges 2.10% .................................             44,373         1.496               66,376
    Separate Account Charges 2.20% .................................             52,451         1.493               78,326
    Separate Account Charges 2.30% .................................             18,355         1.491               27,365
    Separate Account Charges 2.40% .................................             16,625         1.488               24,744
    Separate Account Charges 2.50% .................................              7,329         1.486               10,890
    Separate Account Charges 2.60% .................................                  -         1.483                    -

Lord Abbett Series Fund, Inc.
  Growth and Income Portfolio
    Separate Account Charges 1.70% .................................            225,569         1.376              310,281
    Separate Account Charges 1.80% .................................             34,126         1.373               46,864
    Separate Account Charges 1.90% .................................              3,299         1.371                4,523
    Separate Account Charges 2.00% .................................                  -         1.369                    -
    Separate Account Charges 2.10% .................................            480,389         1.366              656,407
    Separate Account Charges 2.20% .................................            145,805         1.364              198,893
    Separate Account Charges 2.30% .................................            347,989         1.362              473,914
    Separate Account Charges 2.40% .................................            174,071         1.360              236,663
    Separate Account Charges 2.50% .................................              4,200         1.357                5,701
    Separate Account Charges 2.60% .................................                  -         1.355                    -
  Mid-Cap Value Portfolio
    Separate Account Charges 1.70% .................................            310,271         1.533              475,686
    Separate Account Charges 1.80% .................................            240,790         1.531              368,549
    Separate Account Charges 1.90% .................................             53,164         1.528               81,237
    Separate Account Charges 2.00% .................................                  -         1.525                    -
    Separate Account Charges 2.10% .................................          1,393,796         1.523            2,122,680
    Separate Account Charges 2.20% .................................            259,454         1.520              394,477
    Separate Account Charges 2.30% .................................            279,710         1.518              424,568
    Separate Account Charges 2.40% .................................             46,407         1.515               70,322
    Separate Account Charges 2.50% .................................             15,612         1.513               23,618
    Separate Account Charges 2.60% .................................                  -         1.510                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Merrill Lynch Variable Series Funds, Inc.
  Merrill Lynch Global Allocation V.I. Fund - Class III
    Separate Account Charges 1.70% .................................             92,325      $  1.206         $    111,339
    Separate Account Charges 1.80% .................................                  -         1.205                    -
    Separate Account Charges 1.90% .................................             72,303         1.203               86,998
    Separate Account Charges 2.00% .................................                  -         1.202                    -
    Separate Account Charges 2.10% .................................          1,101,925         1.201            1,322,920
    Separate Account Charges 2.20% .................................              5,451         1.199                6,537
    Separate Account Charges 2.30% .................................             50,712         1.198               60,747
    Separate Account Charges 2.40% .................................                  -         1.197                    -
    Separate Account Charges 2.50% .................................             33,701         1.195               40,278
    Separate Account Charges 2.60% .................................                  -         1.194                    -
  Merrill Lynch Value Opportunities V.I. Fund - Class III
    Separate Account Charges 1.70% .................................             57,605         1.204               69,364
    Separate Account Charges 1.80% .................................              7,445         1.203                8,955
    Separate Account Charges 1.90% .................................              5,014         1.201                6,024
    Separate Account Charges 2.00% .................................                  -         1.200                    -
    Separate Account Charges 2.10% .................................            543,194         1.199              651,151
    Separate Account Charges 2.20% .................................             25,758         1.197               30,843
    Separate Account Charges 2.30% .................................             38,469         1.196               46,010
    Separate Account Charges 2.40% .................................                  -         1.195                    -
    Separate Account Charges 2.50% .................................                  -         1.193                    -
    Separate Account Charges 2.60% .................................                  -         1.192                    -

Oppenheimer Variable Account Funds
  Oppenheimer Main Street Fund/VA - Service Shares
    Separate Account Charges 1.70% .................................              6,988         1.072                7,488
    Separate Account Charges 1.80% .................................                  -         1.071                    -
    Separate Account Charges 1.90% .................................                  -         1.070                    -
    Separate Account Charges 2.00% .................................                  -         1.070                    -
    Separate Account Charges 2.10% .................................             24,950         1.069               26,668
    Separate Account Charges 2.20% .................................                  -         1.068                    -
    Separate Account Charges 2.30% .................................                  -         1.067                    -
    Separate Account Charges 2.40% .................................                  -         1.067                    -
    Separate Account Charges 2.50% .................................                  -         1.066                    -
    Separate Account Charges 2.60% .................................                  -         1.065                    -

PIMCO Variable Insurance Trust
  Real Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................            698,051         1.120              781,698
    Separate Account Charges 1.80% .................................            801,442         1.118              895,978
    Separate Account Charges 1.90% .................................             21,827         1.116               24,361
    Separate Account Charges 2.00% .................................             20,839         1.114               23,219
    Separate Account Charges 2.10% .................................            283,964         1.112              315,867
    Separate Account Charges 2.20% .................................            209,905         1.110              233,100
    Separate Account Charges 2.30% .................................            130,130         1.109              144,268
    Separate Account Charges 2.40% .................................             73,363         1.107               81,196
    Separate Account Charges 2.50% .................................              7,001         1.105                7,736
    Separate Account Charges 2.60% .................................                  -         1.103                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
PIMCO Variable Insurance Trust (continued)
  Total Return Portfolio - Administrative Class
    Separate Account Charges 1.70% .................................            997,023      $  1.055         $  1,051,984
    Separate Account Charges 1.80% .................................            529,869         1.053              558,071
    Separate Account Charges 1.90% .................................             65,746         1.051               69,121
    Separate Account Charges 2.00% .................................            181,307         1.049              190,274
    Separate Account Charges 2.10% .................................          1,033,884         1.047            1,083,072
    Separate Account Charges 2.20% .................................          1,486,745         1.046            1,554,696
    Separate Account Charges 2.30% .................................            169,389         1.044              176,812
    Separate Account Charges 2.40% .................................            371,236         1.042              386,812
    Separate Account Charges 2.50% .................................             45,739         1.040               47,572
    Separate Account Charges 2.60% .................................            210,042         1.038              218,069

Putnam Variable Trust
  Putnam VT International Equity Fund - Class IB Shares
    Separate Account Charges 1.70% .................................              1,082         1.577                1,706
    Separate Account Charges 1.80% .................................             54,517         1.574               85,816
    Separate Account Charges 1.90% .................................              4,401         1.571                6,916
    Separate Account Charges 2.00% .................................                  -         1.568                    -
    Separate Account Charges 2.10% .................................             26,726         1.566               41,845
    Separate Account Charges 2.20% .................................             47,542         1.563               74,302
    Separate Account Charges 2.30% .................................                  -         1.560                    -
    Separate Account Charges 2.40% .................................             21,699         1.557               33,793
    Separate Account Charges 2.50% .................................                  -         1.555                    -
    Separate Account Charges 2.60% .................................              4,754         1.552                7,377
  Putnam VT Small Cap Value Fund - Class IB Shares
    Separate Account Charges 1.70% .................................            248,510         1.920              477,093
    Separate Account Charges 1.80% .................................             28,652         1.916               54,910
    Separate Account Charges 1.90% .................................             12,145         1.913               23,235
    Separate Account Charges 2.00% .................................              1,804         1.910                3,446
    Separate Account Charges 2.10% .................................             40,943         1.906               78,048
    Separate Account Charges 2.20% .................................             88,443         1.903              168,299
    Separate Account Charges 2.30% .................................                  -         1.900                    -
    Separate Account Charges 2.40% .................................              6,816         1.896               12,925
    Separate Account Charges 2.50% .................................              4,707         1.893                8,910
    Separate Account Charges 2.60% .................................                  -         1.890                    -

Salomon Brothers Variable Series Funds Inc.
  All Cap Fund - Class I
    Separate Account Charges 1.70% .................................             85,512         1.499              128,148
    Separate Account Charges 1.80% .................................              9,776         1.496               14,624
    Separate Account Charges 1.90% .................................                  -         1.493                    -
    Separate Account Charges 2.00% .................................             68,116         1.491              101,536
    Separate Account Charges 2.10% .................................             54,215         1.488               80,671
    Separate Account Charges 2.20% .................................             52,527         1.485               78,024
    Separate Account Charges 2.30% .................................            136,986         1.483              203,114
    Separate Account Charges 2.40% .................................             13,687         1.480               20,258
    Separate Account Charges 2.50% .................................              6,984         1.477               10,319
    Separate Account Charges 2.60% .................................              7,535         1.475               11,114

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Salomon Brothers Variable Series Funds Inc. (continued)
  Investors Fund - Class I
    Separate Account Charges 1.70% .................................             65,165      $  1.443         $     94,014
    Separate Account Charges 1.80% .................................              7,083         1.440               10,200
    Separate Account Charges 1.90% .................................                  -         1.438                    -
    Separate Account Charges 2.00% .................................             73,191         1.435              105,032
    Separate Account Charges 2.10% .................................             29,490         1.433               42,245
    Separate Account Charges 2.20% .................................             44,943         1.430               64,268
    Separate Account Charges 2.30% .................................                  -         1.427                    -
    Separate Account Charges 2.40% .................................             14,278         1.425               20,345
    Separate Account Charges 2.50% .................................              7,368         1.422               10,480
    Separate Account Charges 2.60% .................................              4,716         1.420                6,697
  Large Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................             88,199         1.372              120,990
    Separate Account Charges 1.80% .................................                  -         1.369                    -
    Separate Account Charges 1.90% .................................              2,959         1.367                4,044
    Separate Account Charges 2.00% .................................                  -         1.365                    -
    Separate Account Charges 2.10% .................................             29,979         1.362               40,834
    Separate Account Charges 2.20% .................................                  -         1.360                    -
    Separate Account Charges 2.30% .................................              5,011         1.357                6,801
    Separate Account Charges 2.40% .................................                  -         1.355                    -
    Separate Account Charges 2.50% .................................              7,240         1.353                9,793
    Separate Account Charges 2.60% .................................                  -         1.350                    -
  Small Cap Growth Fund - Class I
    Separate Account Charges 1.70% .................................             48,078         1.735               83,430
    Separate Account Charges 1.80% .................................                  -         1.732                    -
    Separate Account Charges 1.90% .................................                  -         1.729                    -
    Separate Account Charges 2.00% .................................                  -         1.726                    -
    Separate Account Charges 2.10% .................................            228,005         1.723              392,877
    Separate Account Charges 2.20% .................................             91,820         1.720              157,934
    Separate Account Charges 2.30% .................................            128,631         1.717              220,860
    Separate Account Charges 2.40% .................................                  -         1.714                    -
    Separate Account Charges 2.50% .................................              4,787         1.711                8,190
    Separate Account Charges 2.60% .................................             48,483         1.708               82,806

Scudder Investments VIT Funds
  Scudder Real Estate Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................            160,129         1.498              239,881
    Separate Account Charges 1.80% .................................             14,206         1.496               21,248
    Separate Account Charges 1.90% .................................             46,068         1.493               68,796
    Separate Account Charges 2.00% .................................                  -         1.491                    -
    Separate Account Charges 2.10% .................................            110,568         1.489              164,607
    Separate Account Charges 2.20% .................................                  -         1.486                    -
    Separate Account Charges 2.30% .................................              8,232         1.484               12,217
    Separate Account Charges 2.40% .................................                  -         1.482                    -
    Separate Account Charges 2.50% .................................              1,925         1.479                2,848
    Separate Account Charges 2.60% .................................                  -         1.477                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series I
  21st Century Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              5,166      $  1.228         $      6,343
    Separate Account Charges 1.80% .................................                  -         1.226                    -
    Separate Account Charges 1.90% .................................                  -         1.224                    -
    Separate Account Charges 2.00% .................................                  -         1.222                    -
    Separate Account Charges 2.10% .................................             15,278         1.220               18,643
    Separate Account Charges 2.20% .................................                  -         1.218                    -
    Separate Account Charges 2.30% .................................                  -         1.216                    -
    Separate Account Charges 2.40% .................................                  -         1.215                    -
    Separate Account Charges 2.50% .................................                  -         1.213                    -
    Separate Account Charges 2.60% .................................                  -         1.211                    -
  Capital Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             69,502         1.181               82,067
    Separate Account Charges 1.80% .................................                  -         1.179                    -
    Separate Account Charges 1.90% .................................                  -         1.177                    -
    Separate Account Charges 2.00% .................................                  -         1.175                    -
    Separate Account Charges 2.10% .................................            148,523         1.173              174,279
    Separate Account Charges 2.20% .................................                  -         1.172                    -
    Separate Account Charges 2.30% .................................              1,747         1.170                2,043
    Separate Account Charges 2.40% .................................                  -         1.168                    -
    Separate Account Charges 2.50% .................................                  -         1.166                    -
    Separate Account Charges 2.60% .................................                  -         1.164                    -
  Global Discovery Portfolio - Class B
    Separate Account Charges 1.70% .................................             32,968         1.519               50,087
    Separate Account Charges 1.80% .................................                  -         1.517                    -
    Separate Account Charges 1.90% .................................                542         1.515                  821
    Separate Account Charges 2.00% .................................                  -         1.512                    -
    Separate Account Charges 2.10% .................................             47,110         1.510               71,126
    Separate Account Charges 2.20% .................................                  -         1.507                    -
    Separate Account Charges 2.30% .................................              6,051         1.505                9,106
    Separate Account Charges 2.40% .................................                  -         1.503                    -
    Separate Account Charges 2.50% .................................              3,790         1.500                5,687
    Separate Account Charges 2.60% .................................                  -         1.498                    -
  Growth and Income Portfolio - Class B
    Separate Account Charges 1.70% .................................             41,930         1.219               51,101
    Separate Account Charges 1.80% .................................                  -         1.217                    -
    Separate Account Charges 1.90% .................................             95,095         1.215              115,535
    Separate Account Charges 2.00% .................................                  -         1.213                    -
    Separate Account Charges 2.10% .................................            101,747         1.211              123,228
    Separate Account Charges 2.20% .................................                  -         1.209                    -
    Separate Account Charges 2.30% .................................              1,936         1.207                2,337
    Separate Account Charges 2.40% .................................                  -         1.205                    -
    Separate Account Charges 2.50% .................................                  -         1.204                    -
    Separate Account Charges 2.60% .................................                  -         1.202                    -
  Health Sciences Portfolio - Class B
    Separate Account Charges 1.70% .................................             50,381         1.207               60,805
    Separate Account Charges 1.80% .................................                  -         1.205                    -
    Separate Account Charges 1.90% .................................              1,695         1.203                2,040
    Separate Account Charges 2.00% .................................                  -         1.201                    -
    Separate Account Charges 2.10% .................................             64,405         1.199               77,247
    Separate Account Charges 2.20% .................................                  -         1.198                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series I (continued)
  Health Sciences Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................              3,184      $  1.196         $      3,807
    Separate Account Charges 2.40% .................................                  -         1.194                    -
    Separate Account Charges 2.50% .................................              8,711         1.192               10,383
    Separate Account Charges 2.60% .................................                  -         1.190                    -
  International Portfolio - Class B
    Separate Account Charges 1.70% .................................             65,533         1.356               88,850
    Separate Account Charges 1.80% .................................                  -         1.354                    -
    Separate Account Charges 1.90% .................................             14,038         1.352               18,973
    Separate Account Charges 2.00% .................................                  -         1.349                    -
    Separate Account Charges 2.10% .................................            166,578         1.347              224,441
    Separate Account Charges 2.20% .................................                  -         1.345                    -
    Separate Account Charges 2.30% .................................             13,858         1.343               18,613
    Separate Account Charges 2.40% .................................                  -         1.341                    -
    Separate Account Charges 2.50% .................................              2,971         1.339                3,978
    Separate Account Charges 2.60% .................................                  -         1.337                    -

Scudder Variable Series II
  Scudder Aggressive Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              5,292         1.188                6,288
    Separate Account Charges 1.80% .................................                  -         1.186                    -
    Separate Account Charges 1.90% .................................                  -         1.184                    -
    Separate Account Charges 2.00% .................................                  -         1.183                    -
    Separate Account Charges 2.10% .................................              4,421         1.181                5,220
    Separate Account Charges 2.20% .................................                  -         1.179                    -
    Separate Account Charges 2.30% .................................                  -         1.177                    -
    Separate Account Charges 2.40% .................................                  -         1.175                    -
    Separate Account Charges 2.50% .................................              2,137         1.173                2,507
    Separate Account Charges 2.60% .................................                  -         1.172                    -
  Scudder Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................             84,359         1.315              110,909
    Separate Account Charges 1.80% .................................                  -         1.313                    -
    Separate Account Charges 1.90% .................................             61,107         1.311               80,089
    Separate Account Charges 2.00% .................................                  -         1.309                    -
    Separate Account Charges 2.10% .................................            143,034         1.307              186,881
    Separate Account Charges 2.20% .................................                  -         1.305                    -
    Separate Account Charges 2.30% .................................             10,038         1.302               13,074
    Separate Account Charges 2.40% .................................                  -         1.300                    -
    Separate Account Charges 2.50% .................................             10,871         1.298               14,115
    Separate Account Charges 2.60% .................................                  -         1.296                    -
  Scudder Conservative Income Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................             13,511         1.042               14,083
    Separate Account Charges 1.80% .................................                  -         1.042                    -
    Separate Account Charges 1.90% .................................                  -         1.042                    -
    Separate Account Charges 2.00% .................................                  -         1.041                    -
    Separate Account Charges 2.10% .................................                  -         1.041                    -
    Separate Account Charges 2.20% .................................                  -         1.040                    -
    Separate Account Charges 2.30% .................................                  -         1.040                    -
    Separate Account Charges 2.40% .................................                  -         1.040                    -
    Separate Account Charges 2.50% .................................                  -         1.039                    -
    Separate Account Charges 2.60% .................................                  -         1.039                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Fixed Income Portfolio - Class B
    Separate Account Charges 1.70% .................................            381,072      $  1.013         $    385,999
    Separate Account Charges 1.80% .................................             27,046         1.011               27,353
    Separate Account Charges 1.90% .................................             28,039         1.010               28,313
    Separate Account Charges 2.00% .................................                  -         1.008                    -
    Separate Account Charges 2.10% .................................            337,585         1.007              339,822
    Separate Account Charges 2.20% .................................                  -         1.005                    -
    Separate Account Charges 2.30% .................................              6,131         1.003                6,152
    Separate Account Charges 2.40% .................................                  -         1.002                    -
    Separate Account Charges 2.50% .................................              6,585         1.000                6,587
    Separate Account Charges 2.60% .................................                  -         0.999                    -
  Scudder Global Blue Chip Portfolio - Class B
    Separate Account Charges 1.70% .................................             18,735         1.328               24,889
    Separate Account Charges 1.80% .................................                  -         1.326                    -
    Separate Account Charges 1.90% .................................              1,558         1.324                2,063
    Separate Account Charges 2.00% .................................                  -         1.322                    -
    Separate Account Charges 2.10% .................................             86,464         1.320              114,150
    Separate Account Charges 2.20% .................................                  -         1.318                    -
    Separate Account Charges 2.30% .................................              3,647         1.316                4,800
    Separate Account Charges 2.40% .................................                  -         1.314                    -
    Separate Account Charges 2.50% .................................              4,291         1.312                5,630
    Separate Account Charges 2.60% .................................                  -         1.310                    -
  Scudder Growth & Income Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................             13,392         1.077               14,426
    Separate Account Charges 1.80% .................................                  -         1.077                    -
    Separate Account Charges 1.90% .................................                  -         1.076                    -
    Separate Account Charges 2.00% .................................                  -         1.076                    -
    Separate Account Charges 2.10% .................................            169,605         1.076              182,427
    Separate Account Charges 2.20% .................................                  -         1.075                    -
    Separate Account Charges 2.30% .................................                  -         1.075                    -
    Separate Account Charges 2.40% .................................                  -         1.074                    -
    Separate Account Charges 2.50% .................................                  -         1.074                    -
    Separate Account Charges 2.60% .................................                  -         1.074                    -
  Scudder Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              2,340         1.143                2,675
    Separate Account Charges 1.80% .................................                  -         1.141                    -
    Separate Account Charges 1.90% .................................                  -         1.140                    -
    Separate Account Charges 2.00% .................................                  -         1.138                    -
    Separate Account Charges 2.10% .................................             66,997         1.136               76,108
    Separate Account Charges 2.20% .................................                  -         1.134                    -
    Separate Account Charges 2.30% .................................              4,184         1.132                4,738
    Separate Account Charges 2.40% .................................                  -         1.131                    -
    Separate Account Charges 2.50% .................................                  -         1.129                    -
    Separate Account Charges 2.60% .................................                  -         1.127                    -
  Scudder Growth Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................             13,315         1.096               14,594
    Separate Account Charges 1.80% .................................                  -         1.096                    -
    Separate Account Charges 1.90% .................................                  -         1.095                    -
    Separate Account Charges 2.00% .................................                  -         1.095                    -
    Separate Account Charges 2.10% .................................             50,599         1.094               55,374
    Separate Account Charges 2.20% .................................                  -         1.094                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Growth Strategy Portfolio (continued)
    Separate Account Charges 2.30% .................................                  -      $  1.094         $          -
    Separate Account Charges 2.40% .................................                  -         1.093                    -
    Separate Account Charges 2.50% .................................                  -         1.093                    -
    Separate Account Charges 2.60% .................................                  -         1.092                    -
  Scudder High Income Portfolio - Class B
    Separate Account Charges 1.70% .................................            636,603         1.205              766,868
    Separate Account Charges 1.80% .................................             22,294         1.203               26,814
    Separate Account Charges 1.90% .................................             19,740         1.201               23,705
    Separate Account Charges 2.00% .................................                  -         1.199                    -
    Separate Account Charges 2.10% .................................            286,269         1.197              342,700
    Separate Account Charges 2.20% .................................                  -         1.195                    -
    Separate Account Charges 2.30% .................................              7,627         1.193                9,102
    Separate Account Charges 2.40% .................................                  -         1.192                    -
    Separate Account Charges 2.50% .................................              4,418         1.190                5,256
    Separate Account Charges 2.60% .................................                  -         1.188                    -
  Scudder Income & Growth Strategy Portfolio - Class B
    Separate Account Charges 1.70% .................................             53,007         1.059               56,147
    Separate Account Charges 1.80% .................................                  -         1.059                    -
    Separate Account Charges 1.90% .................................                  -         1.058                    -
    Separate Account Charges 2.00% .................................                  -         1.058                    -
    Separate Account Charges 2.10% .................................                  -         1.058                    -
    Separate Account Charges 2.20% .................................                  -         1.057                    -
    Separate Account Charges 2.30% .................................                  -         1.057                    -
    Separate Account Charges 2.40% .................................                  -         1.056                    -
    Separate Account Charges 2.50% .................................                  -         1.056                    -
    Separate Account Charges 2.60% .................................                  -         1.056                    -
  Scudder International Select Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................             97,924         1.403              137,426
    Separate Account Charges 1.80% .................................                  -         1.401                    -
    Separate Account Charges 1.90% .................................                988         1.399                1,382
    Separate Account Charges 2.00% .................................                  -         1.397                    -
    Separate Account Charges 2.10% .................................             88,865         1.395              123,939
    Separate Account Charges 2.20% .................................                  -         1.393                    -
    Separate Account Charges 2.30% .................................              3,941         1.390                5,479
    Separate Account Charges 2.40% .................................                  -         1.388                    -
    Separate Account Charges 2.50% .................................                  -         1.386                    -
    Separate Account Charges 2.60% .................................                  -         1.384                    -
  Scudder Mercury Large Cap Core Portfolio - Class B
    Separate Account Charges 1.70% .................................              1,000         1.037                1,037
    Separate Account Charges 1.80% .................................                  -         1.037                    -
    Separate Account Charges 1.90% .................................                  -         1.037                    -
    Separate Account Charges 2.00% .................................                  -         1.036                    -
    Separate Account Charges 2.10% .................................                  -         1.036                    -
    Separate Account Charges 2.20% .................................                  -         1.036                    -
    Separate Account Charges 2.30% .................................                  -         1.036                    -
    Separate Account Charges 2.40% .................................                  -         1.036                    -
    Separate Account Charges 2.50% .................................                  -         1.036                    -
    Separate Account Charges 2.60% .................................                  -         1.036                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Money Market Portfolio - Class B
    Separate Account Charges 1.70% .................................         11,905,182      $  0.980         $ 11,667,541
    Separate Account Charges 1.80% .................................                  -         0.978                    -
    Separate Account Charges 1.90% .................................             10,891         0.977               10,640
    Separate Account Charges 2.00% .................................                  -         0.975                    -
    Separate Account Charges 2.10% .................................            273,100         0.974              265,979
    Separate Account Charges 2.20% .................................                  -         0.972                    -
    Separate Account Charges 2.30% .................................                  -         0.971                    -
    Separate Account Charges 2.40% .................................                  -         0.969                    -
    Separate Account Charges 2.50% .................................                  -         0.968                    -
    Separate Account Charges 2.60% .................................                  -         0.966                    -
  Scudder Small Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             26,687         1.233               32,894
    Separate Account Charges 1.80% .................................                  -         1.231                    -
    Separate Account Charges 1.90% .................................             15,300         1.229               18,799
    Separate Account Charges 2.00% .................................                  -         1.227                    -
    Separate Account Charges 2.10% .................................            124,543         1.225              152,556
    Separate Account Charges 2.20% .................................                  -         1.223                    -
    Separate Account Charges 2.30% .................................              4,646         1.221                5,673
    Separate Account Charges 2.40% .................................                  -         1.219                    -
    Separate Account Charges 2.50% .................................                  -         1.217                    -
    Separate Account Charges 2.60% .................................                  -         1.215                    -
  Scudder Strategic Income Portfolio - Class B
    Separate Account Charges 1.70% .................................             75,038         1.050               78,783
    Separate Account Charges 1.80% .................................                  -         1.048                    -
    Separate Account Charges 1.90% .................................             13,609         1.047               14,244
    Separate Account Charges 2.00% .................................                  -         1.045                    -
    Separate Account Charges 2.10% .................................            112,454         1.043              117,329
    Separate Account Charges 2.20% .................................                  -         1.042                    -
    Separate Account Charges 2.30% .................................              6,054         1.040                6,297
    Separate Account Charges 2.40% .................................                  -         1.038                    -
    Separate Account Charges 2.50% .................................                  -         1.037                    -
    Separate Account Charges 2.60% .................................                  -         1.035                    -
  Scudder Technology Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             62,184         1.215               75,525
    Separate Account Charges 1.80% .................................                  -         1.213                    -
    Separate Account Charges 1.90% .................................              1,665         1.211                2,016
    Separate Account Charges 2.00% .................................                  -         1.209                    -
    Separate Account Charges 2.10% .................................             61,268         1.207               73,949
    Separate Account Charges 2.20% .................................                  -         1.205                    -
    Separate Account Charges 2.30% .................................              2,900         1.203                3,489
    Separate Account Charges 2.40% .................................                  -         1.201                    -
    Separate Account Charges 2.50% .................................              2,336         1.199                2,802
    Separate Account Charges 2.60% .................................                  -         1.198                    -
  Scudder Templeton Foreign Value Portfolio - Class B
    Separate Account Charges 1.70% .................................              1,000         1.054                1,054
    Separate Account Charges 1.80% .................................                  -         1.054                    -
    Separate Account Charges 1.90% .................................                  -         1.053                    -
    Separate Account Charges 2.00% .................................                  -         1.053                    -
    Separate Account Charges 2.10% .................................                  -         1.053                    -
    Separate Account Charges 2.20% .................................                  -         1.053                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  Scudder Templeton Foreign Value Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................                  -      $  1.053         $          -
    Separate Account Charges 2.40% .................................                  -         1.053                    -
    Separate Account Charges 2.50% .................................                  -         1.053                    -
    Separate Account Charges 2.60% .................................                  -         1.053                    -
  Scudder Total Return Portfolio - Class B
    Separate Account Charges 1.70% .................................             44,382         1.113               49,410
    Separate Account Charges 1.80% .................................                  -         1.112                    -
    Separate Account Charges 1.90% .................................            269,943         1.110              299,589
    Separate Account Charges 2.00% .................................                  -         1.108                    -
    Separate Account Charges 2.10% .................................            124,091         1.106              137,289
    Separate Account Charges 2.20% .................................                  -         1.105                    -
    Separate Account Charges 2.30% .................................             45,496         1.103               50,178
    Separate Account Charges 2.40% .................................                  -         1.101                    -
    Separate Account Charges 2.50% .................................              4,680         1.099                5,146
    Separate Account Charges 2.60% .................................                  -         1.098                    -
  SVS Davis Venture Value Portfolio - Class B
    Separate Account Charges 1.70% .................................            115,984         1.270              147,319
    Separate Account Charges 1.80% .................................                  -         1.268                    -
    Separate Account Charges 1.90% .................................             83,330         1.266              105,514
    Separate Account Charges 2.00% .................................                  -         1.264                    -
    Separate Account Charges 2.10% .................................            443,156         1.262              559,386
    Separate Account Charges 2.20% .................................                  -         1.260                    -
    Separate Account Charges 2.30% .................................             50,046         1.258               62,975
    Separate Account Charges 2.40% .................................                  -         1.256                    -
    Separate Account Charges 2.50% .................................              3,347         1.254                4,199
    Separate Account Charges 2.60% .................................                  -         1.252                    -
  SVS Dreman Financial Services Portfolio - Class B
    Separate Account Charges 1.70% .................................             74,750         1.240               92,683
    Separate Account Charges 1.80% .................................              8,519         1.238               10,547
    Separate Account Charges 1.90% .................................              2,210         1.236                2,732
    Separate Account Charges 2.00% .................................                  -         1.234                    -
    Separate Account Charges 2.10% .................................             78,588         1.232               96,837
    Separate Account Charges 2.20% .................................                  -         1.230                    -
    Separate Account Charges 2.30% .................................              7,727         1.228                9,491
    Separate Account Charges 2.40% .................................                  -         1.226                    -
    Separate Account Charges 2.50% .................................              2,301         1.225                2,818
    Separate Account Charges 2.60% .................................                  -         1.223                    -
  SVS Dreman High Return Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................            325,737         1.301              423,657
    Separate Account Charges 1.80% .................................                  -         1.299                    -
    Separate Account Charges 1.90% .................................             27,371         1.297               35,488
    Separate Account Charges 2.00% .................................                  -         1.295                    -
    Separate Account Charges 2.10% .................................            417,030         1.293              539,014
    Separate Account Charges 2.20% .................................                  -         1.290                    -
    Separate Account Charges 2.30% .................................             34,062         1.288               43,888
    Separate Account Charges 2.40% .................................                  -         1.286                    -
    Separate Account Charges 2.50% .................................              4,423         1.284                5,682
    Separate Account Charges 2.60% .................................                  -         1.282                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS Dreman Small Cap Value Portfolio - Class B
    Separate Account Charges 1.70% .................................            212,641      $  1.538         $    327,079
    Separate Account Charges 1.80% .................................                  -         1.536                    -
    Separate Account Charges 1.90% .................................             18,429         1.533               28,258
    Separate Account Charges 2.00% .................................                  -         1.531                    -
    Separate Account Charges 2.10% .................................            365,773         1.529              559,119
    Separate Account Charges 2.20% .................................                  -         1.526                    -
    Separate Account Charges 2.30% .................................             30,803         1.524               46,939
    Separate Account Charges 2.40% .................................                  -         1.521                    -
    Separate Account Charges 2.50% .................................              3,686         1.519                5,599
    Separate Account Charges 2.60% .................................                  -         1.517                    -
  SVS Eagle Focused Large Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             34,417         1.117               38,454
    Separate Account Charges 1.80% .................................                  -         1.116                    -
    Separate Account Charges 1.90% .................................                  -         1.114                    -
    Separate Account Charges 2.00% .................................                  -         1.112                    -
    Separate Account Charges 2.10% .................................            139,084         1.110              154,434
    Separate Account Charges 2.20% .................................                  -         1.109                    -
    Separate Account Charges 2.30% .................................             50,695         1.107               56,115
    Separate Account Charges 2.40% .................................                  -         1.105                    -
    Separate Account Charges 2.50% .................................                  -         1.103                    -
    Separate Account Charges 2.60% .................................                  -         1.102                    -
  SVS Focus Value & Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.264                    -
    Separate Account Charges 1.80% .................................                  -         1.262                    -
    Separate Account Charges 1.90% .................................                  -         1.260                    -
    Separate Account Charges 2.00% .................................                  -         1.258                    -
    Separate Account Charges 2.10% .................................             22,095         1.256               27,754
    Separate Account Charges 2.20% .................................                  -         1.254                    -
    Separate Account Charges 2.30% .................................                  -         1.252                    -
    Separate Account Charges 2.40% .................................                  -         1.250                    -
    Separate Account Charges 2.50% .................................                  -         1.248                    -
    Separate Account Charges 2.60% .................................                  -         1.246                    -
  Scudder Government & Agency Securities Portfolio - Class B
    Separate Account Charges 1.70% .................................            183,439         1.013              185,811
    Separate Account Charges 1.80% .................................                  -         1.011                    -
    Separate Account Charges 1.90% .................................            110,795         1.010              111,879
    Separate Account Charges 2.00% .................................                  -         1.008                    -
    Separate Account Charges 2.10% .................................            161,499         1.007              162,570
    Separate Account Charges 2.20% .................................                  -         1.005                    -
    Separate Account Charges 2.30% .................................                  -         1.004                    -
    Separate Account Charges 2.40% .................................                  -         1.002                    -
    Separate Account Charges 2.50% .................................              6,520         1.000                6,523
    Separate Account Charges 2.60% .................................                  -         0.999                    -
  Scudder Large Cap Value Portfolio - Class B
    Separate Account Charges 1.70% .................................            200,685         1.255              251,850
    Separate Account Charges 1.80% .................................             27,488         1.253               34,442
    Separate Account Charges 1.90% .................................             12,063         1.251               15,091
    Separate Account Charges 2.00% .................................                  -         1.249                    -
    Separate Account Charges 2.10% .................................            253,551         1.247              316,216
    Separate Account Charges 2.20% .................................                  -         1.245                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS II Scudder Large Cap Value Portfolio - Class B (continued)
    Separate Account Charges 2.30% .................................             24,914      $  1.243         $     30,974
    Separate Account Charges 2.40% .................................                  -         1.241                    -
    Separate Account Charges 2.50% .................................              4,513         1.239                5,593
    Separate Account Charges 2.60% .................................                  -         1.237                    -
  SVS Index 500 Portfolio - Class B
    Separate Account Charges 1.70% .................................             63,446         1.226               77,767
    Separate Account Charges 1.80% .................................                  -         1.224                    -
    Separate Account Charges 1.90% .................................            112,290         1.222              137,208
    Separate Account Charges 2.00% .................................                  -         1.220                    -
    Separate Account Charges 2.10% .................................            190,513         1.218              232,067
    Separate Account Charges 2.20% .................................                  -         1.216                    -
    Separate Account Charges 2.30% .................................             13,295         1.214               16,144
    Separate Account Charges 2.40% .................................                  -         1.212                    -
    Separate Account Charges 2.50% .................................              3,016         1.211                3,651
    Separate Account Charges 2.60% .................................                  -         1.209                    -
  SVS INVESCO Dynamic Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................              1,931         1.290                2,490
    Separate Account Charges 1.80% .................................              4,074         1.288                5,245
    Separate Account Charges 1.90% .................................                  -         1.286                    -
    Separate Account Charges 2.00% .................................                  -         1.284                    -
    Separate Account Charges 2.10% .................................             15,024         1.281               19,253
    Separate Account Charges 2.20% .................................                  -         1.279                    -
    Separate Account Charges 2.30% .................................                  -         1.278                    -
    Separate Account Charges 2.40% .................................                  -         1.276                    -
    Separate Account Charges 2.50% .................................                  -         1.274                    -
    Separate Account Charges 2.60% .................................                  -         1.272                    -
  SVS Janus Growth And Income Portfolio - Class B
    Separate Account Charges 1.70% .................................             34,614         1.224               42,384
    Separate Account Charges 1.80% .................................                  -         1.223                    -
    Separate Account Charges 1.90% .................................                  -         1.221                    -
    Separate Account Charges 2.00% .................................                  -         1.219                    -
    Separate Account Charges 2.10% .................................            117,168         1.217              142,575
    Separate Account Charges 2.20% .................................                  -         1.215                    -
    Separate Account Charges 2.30% .................................             19,671         1.213               23,862
    Separate Account Charges 2.40% .................................                  -         1.211                    -
    Separate Account Charges 2.50% .................................                  -         1.209                    -
    Separate Account Charges 2.60% .................................                  -         1.207                    -
  SVS Janus Growth Opportunities Portfolio - Class B
    Separate Account Charges 1.70% .................................                  -         1.226                    -
    Separate Account Charges 1.80% .................................                  -         1.225                    -
    Separate Account Charges 1.90% .................................                  -         1.223                    -
    Separate Account Charges 2.00% .................................                  -         1.221                    -
    Separate Account Charges 2.10% .................................             13,157         1.219               16,036
    Separate Account Charges 2.20% .................................                  -         1.217                    -
    Separate Account Charges 2.30% .................................                  -         1.215                    -
    Separate Account Charges 2.40% .................................                  -         1.213                    -
    Separate Account Charges 2.50% .................................                  -         1.211                    -
    Separate Account Charges 2.60% .................................                  -         1.209                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Scudder Variable Series II (continued)
  SVS MFS Strategic Value Portfolio - Class B
    Separate Account Charges 1.70% .................................             21,665      $  1.297         $     28,096
    Separate Account Charges 1.80% .................................             25,794         1.295               33,399
    Separate Account Charges 1.90% .................................            241,423         1.293              312,109
    Separate Account Charges 2.00% .................................                  -         1.291                    -
    Separate Account Charges 2.10% .................................            137,459         1.289              177,154
    Separate Account Charges 2.20% .................................                  -         1.287                    -
    Separate Account Charges 2.30% .................................             19,711         1.285               25,324
    Separate Account Charges 2.40% .................................                  -         1.283                    -
    Separate Account Charges 2.50% .................................                  -         1.281                    -
    Separate Account Charges 2.60% .................................                  -         1.279                    -
  SVS Oak Strategic Equity Portfolio - Class B
    Separate Account Charges 1.70% .................................             93,406         1.185              110,726
    Separate Account Charges 1.80% .................................              2,107         1.184                2,494
    Separate Account Charges 1.90% .................................                  -         1.182                    -
    Separate Account Charges 2.00% .................................                  -         1.180                    -
    Separate Account Charges 2.10% .................................             85,197         1.178              100,367
    Separate Account Charges 2.20% .................................                  -         1.176                    -
    Separate Account Charges 2.30% .................................             18,684         1.174               21,942
    Separate Account Charges 2.40% .................................                  -         1.173                    -
    Separate Account Charges 2.50% .................................              4,446         1.171                5,205
    Separate Account Charges 2.60% .................................                  -         1.169                    -
  SVS Turner Mid Cap Growth Portfolio - Class B
    Separate Account Charges 1.70% .................................             89,683         1.321              118,467
    Separate Account Charges 1.80% .................................                  -         1.319                    -
    Separate Account Charges 1.90% .................................                  -         1.317                    -
    Separate Account Charges 2.00% .................................                  -         1.315                    -
    Separate Account Charges 2.10% .................................            153,236         1.313              201,160
    Separate Account Charges 2.20% .................................                  -         1.311                    -
    Separate Account Charges 2.30% .................................             18,307         1.309               23,957
    Separate Account Charges 2.40% .................................                  -         1.307                    -
    Separate Account Charges 2.50% .................................              4,366         1.305                5,696
    Separate Account Charges 2.60% .................................                  -         1.303                    -

Smith Barney Investment Series
  Smith Barney Dividend Strategy Portfolio
    Separate Account Charges 1.70% .................................                  -         1.237                    -
    Separate Account Charges 1.80% .................................              7,507         1.235                9,268
    Separate Account Charges 1.90% .................................                  -         1.233                    -
    Separate Account Charges 2.00% .................................                  -         1.230                    -
    Separate Account Charges 2.10% .................................                  -         1.228                    -
    Separate Account Charges 2.20% .................................             70,319         1.226               86,211
    Separate Account Charges 2.30% .................................                  -         1.224                    -
    Separate Account Charges 2.40% .................................                  -         1.222                    -
    Separate Account Charges 2.50% .................................                  -         1.219                    -
    Separate Account Charges 2.60% .................................                  -         1.217                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Investment Series (continued)
  Smith Barney Premier Selections All Cap Growth Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.333         $          -
    Separate Account Charges 1.80% .................................                  -         1.331                    -
    Separate Account Charges 1.90% .................................                  -         1.328                    -
    Separate Account Charges 2.00% .................................                  -         1.326                    -
    Separate Account Charges 2.10% .................................                  -         1.324                    -
    Separate Account Charges 2.20% .................................              2,534         1.321                3,348
    Separate Account Charges 2.30% .................................                  -         1.319                    -
    Separate Account Charges 2.40% .................................              6,174         1.317                8,130
    Separate Account Charges 2.50% .................................                  -         1.314                    -
    Separate Account Charges 2.60% .................................             52,806         1.312               69,282

Smith Barney Multiple Discipline Trust
  Multiple Discipline Portfolio - All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.350                    -
    Separate Account Charges 1.80% .................................            513,197         1.347              691,426
    Separate Account Charges 1.90% .................................                  -         1.345                    -
    Separate Account Charges 2.00% .................................            209,925         1.342              281,821
    Separate Account Charges 2.10% .................................                  -         1.340                    -
    Separate Account Charges 2.20% .................................          4,299,405         1.338            5,751,227
    Separate Account Charges 2.30% .................................                  -         1.335                    -
    Separate Account Charges 2.40% .................................          1,140,133         1.333            1,519,705
    Separate Account Charges 2.50% .................................                  -         1.331                    -
    Separate Account Charges 2.60% .................................            406,771         1.328              540,254
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.231                    -
    Separate Account Charges 1.80% .................................            641,413         1.229              787,995
    Separate Account Charges 1.90% .................................                  -         1.226                    -
    Separate Account Charges 2.00% .................................            172,641         1.224              211,342
    Separate Account Charges 2.10% .................................                  -         1.222                    -
    Separate Account Charges 2.20% .................................          1,921,985         1.220            2,344,557
    Separate Account Charges 2.30% .................................                  -         1.218                    -
    Separate Account Charges 2.40% .................................            189,579         1.216              230,443
    Separate Account Charges 2.50% .................................                  -         1.213                    -
    Separate Account Charges 2.60% .................................            123,032         1.211              149,023
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -         1.421                    -
    Separate Account Charges 1.80% .................................            147,882         1.418              209,723
    Separate Account Charges 1.90% .................................                  -         1.416                    -
    Separate Account Charges 2.00% .................................             31,929         1.413               45,122
    Separate Account Charges 2.10% .................................                  -         1.411                    -
    Separate Account Charges 2.20% .................................            319,461         1.408              449,857
    Separate Account Charges 2.30% .................................                  -         1.406                    -
    Separate Account Charges 2.40% .................................             53,496         1.403               75,065
    Separate Account Charges 2.50% .................................                  -         1.401                    -
    Separate Account Charges 2.60% .................................                  -         1.398                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Smith Barney Multiple Discipline Trust (continued)
  Multiple Discipline Portfolio - Large Cap Growth and Value
    Separate Account Charges 1.70% .................................                  -      $  1.333         $          -
    Separate Account Charges 1.80% .................................            247,232         1.330              328,867
    Separate Account Charges 1.90% .................................                  -         1.328                    -
    Separate Account Charges 2.00% .................................             12,317         1.326               16,326
    Separate Account Charges 2.10% .................................                  -         1.323                    -
    Separate Account Charges 2.20% .................................            321,676         1.321              424,879
    Separate Account Charges 2.30% .................................                  -         1.318                    -
    Separate Account Charges 2.40% .................................             23,455         1.316               30,870
    Separate Account Charges 2.50% .................................                  -         1.314                    -
    Separate Account Charges 2.60% .................................            160,549         1.312              210,563

The Alger American Fund
  Alger American Balanced Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................             85,199         1.091               92,921
    Separate Account Charges 1.80% .................................                  -         1.089                    -
    Separate Account Charges 1.90% .................................            271,505         1.087              295,183
    Separate Account Charges 2.00% .................................                  -         1.086                    -
    Separate Account Charges 2.10% .................................            163,658         1.084              177,377
    Separate Account Charges 2.20% .................................                  -         1.082                    -
    Separate Account Charges 2.30% .................................             15,562         1.080               16,813
    Separate Account Charges 2.40% .................................                  -         1.079                    -
    Separate Account Charges 2.50% .................................                  -         1.077                    -
    Separate Account Charges 2.60% .................................                  -         1.075                    -
  Alger American Leveraged AllCap Portfolio - Class S Shares
    Separate Account Charges 1.70% .................................             35,593         1.191               42,388
    Separate Account Charges 1.80% .................................                  -         1.189                    -
    Separate Account Charges 1.90% .................................                  -         1.187                    -
    Separate Account Charges 2.00% .................................                  -         1.185                    -
    Separate Account Charges 2.10% .................................             26,757         1.184               31,668
    Separate Account Charges 2.20% .................................                  -         1.182                    -
    Separate Account Charges 2.30% .................................                  -         1.180                    -
    Separate Account Charges 2.40% .................................                  -         1.178                    -
    Separate Account Charges 2.50% .................................                  -         1.176                    -
    Separate Account Charges 2.60% .................................                  -         1.174                    -

The Travelers Series Trust
  Convertible Securities Portfolio
    Separate Account Charges 1.70% .................................            134,693         1.252              168,616
    Separate Account Charges 1.80% .................................                  -         1.250                    -
    Separate Account Charges 1.90% .................................             32,915         1.247               41,059
    Separate Account Charges 2.00% .................................                  -         1.245                    -
    Separate Account Charges 2.10% .................................            275,610         1.243              342,590
    Separate Account Charges 2.20% .................................                  -         1.241                    -
    Separate Account Charges 2.30% .................................            182,114         1.239              225,576
    Separate Account Charges 2.40% .................................                  -         1.236                    -
    Separate Account Charges 2.50% .................................              8,287         1.234               10,228
    Separate Account Charges 2.60% .................................                  -         1.232                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Disciplined Mid Cap Stock Portfolio
    Separate Account Charges 1.70% .................................             90,318      $  1.547         $    139,714
    Separate Account Charges 1.80% .................................                  -         1.544                    -
    Separate Account Charges 1.90% .................................                  -         1.541                    -
    Separate Account Charges 2.00% .................................                  -         1.539                    -
    Separate Account Charges 2.10% .................................             47,151         1.536               72,425
    Separate Account Charges 2.20% .................................                  -         1.533                    -
    Separate Account Charges 2.30% .................................              1,627         1.531                2,490
    Separate Account Charges 2.40% .................................                  -         1.528                    -
    Separate Account Charges 2.50% .................................              7,179         1.525               10,950
    Separate Account Charges 2.60% .................................                  -         1.523                    -
  Equity Income Portfolio
    Separate Account Charges 1.70% .................................            108,451         1.429              154,967
    Separate Account Charges 1.80% .................................             48,484         1.426               69,157
    Separate Account Charges 1.90% .................................             32,306         1.424               45,999
    Separate Account Charges 2.00% .................................             85,003         1.421              120,819
    Separate Account Charges 2.10% .................................            313,247         1.419              444,451
    Separate Account Charges 2.20% .................................            135,702         1.416              192,198
    Separate Account Charges 2.30% .................................             76,418         1.414              108,042
    Separate Account Charges 2.40% .................................             33,692         1.411               47,551
    Separate Account Charges 2.50% .................................             26,137         1.409               36,823
    Separate Account Charges 2.60% .................................             83,752         1.406              117,785
  Federated High Yield Portfolio
    Separate Account Charges 1.70% .................................            410,146         1.258              516,022
    Separate Account Charges 1.80% .................................                  -         1.256                    -
    Separate Account Charges 1.90% .................................             36,005         1.254               45,139
    Separate Account Charges 2.00% .................................                  -         1.251                    -
    Separate Account Charges 2.10% .................................            206,505         1.249              257,983
    Separate Account Charges 2.20% .................................                  -         1.247                    -
    Separate Account Charges 2.30% .................................             13,942         1.245               17,357
    Separate Account Charges 2.40% .................................                  -         1.243                    -
    Separate Account Charges 2.50% .................................             64,358         1.240               79,833
    Separate Account Charges 2.60% .................................                  -         1.238                    -
  Federated Stock Portfolio
    Separate Account Charges 1.70% .................................             11,753         1.408               16,543
    Separate Account Charges 1.80% .................................                  -         1.405                    -
    Separate Account Charges 1.90% .................................                  -         1.403                    -
    Separate Account Charges 2.00% .................................                  -         1.400                    -
    Separate Account Charges 2.10% .................................              3,089         1.398                4,317
    Separate Account Charges 2.20% .................................                  -         1.395                    -
    Separate Account Charges 2.30% .................................                  -         1.393                    -
    Separate Account Charges 2.40% .................................                  -         1.390                    -
    Separate Account Charges 2.50% .................................                  -         1.388                    -
    Separate Account Charges 2.60% .................................                  -         1.385                    -
  Large Cap Portfolio
    Separate Account Charges 1.70% .................................             26,954         1.285               34,635
    Separate Account Charges 1.80% .................................              7,293         1.283                9,354
    Separate Account Charges 1.90% .................................                  -         1.280                    -
    Separate Account Charges 2.00% .................................                  -         1.278                    -
    Separate Account Charges 2.10% .................................            117,822         1.276              150,330
    Separate Account Charges 2.20% .................................             78,512         1.274               99,997

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  Large Cap Portfolio (continued)
    Separate Account Charges 2.30% .................................              5,460      $  1.271         $      6,942
    Separate Account Charges 2.40% .................................             27,182         1.269               34,498
    Separate Account Charges 2.50% .................................             19,765         1.267               25,041
    Separate Account Charges 2.60% .................................             12,957         1.265               16,387
  Lazard International Stock Portfolio
    Separate Account Charges 1.70% .................................             48,725         1.511               73,606
    Separate Account Charges 1.80% .................................             24,926         1.508               37,588
    Separate Account Charges 1.90% .................................             23,101         1.505               34,775
    Separate Account Charges 2.00% .................................              8,837         1.503               13,278
    Separate Account Charges 2.10% .................................             76,087         1.500              114,132
    Separate Account Charges 2.20% .................................             77,858         1.497              116,583
    Separate Account Charges 2.30% .................................             24,120         1.495               36,053
    Separate Account Charges 2.40% .................................             66,388         1.492               99,056
    Separate Account Charges 2.50% .................................                  -         1.489                    -
    Separate Account Charges 2.60% .................................              6,192         1.487                9,206
  Merrill Lynch Large Cap Core Portfolio
    Separate Account Charges 1.70% .................................             65,822         1.386               91,225
    Separate Account Charges 1.80% .................................                  -         1.383                    -
    Separate Account Charges 1.90% .................................             32,147         1.381               44,397
    Separate Account Charges 2.00% .................................                  -         1.379                    -
    Separate Account Charges 2.10% .................................          1,320,103         1.376            1,816,675
    Separate Account Charges 2.20% .................................             26,955         1.374               37,030
    Separate Account Charges 2.30% .................................             15,693         1.371               21,520
    Separate Account Charges 2.40% .................................                  -         1.369                    -
    Separate Account Charges 2.50% .................................              5,858         1.366                8,004
    Separate Account Charges 2.60% .................................                  -         1.364                    -
  MFS Emerging Growth Portfolio
    Separate Account Charges 1.70% .................................            161,246         1.386              223,481
    Separate Account Charges 1.80% .................................             41,785         1.384               57,810
    Separate Account Charges 1.90% .................................                  -         1.381                    -
    Separate Account Charges 2.00% .................................                  -         1.379                    -
    Separate Account Charges 2.10% .................................             29,908         1.376               41,159
    Separate Account Charges 2.20% .................................              2,099         1.374                2,883
    Separate Account Charges 2.30% .................................                  -         1.371                    -
    Separate Account Charges 2.40% .................................             34,597         1.369               47,361
    Separate Account Charges 2.50% .................................                  -         1.366                    -
    Separate Account Charges 2.60% .................................             11,712         1.364               15,976
  MFS Mid Cap Growth Portfolio
    Separate Account Charges 1.70% .................................             53,348         1.482               79,066
    Separate Account Charges 1.80% .................................                  -         1.479                    -
    Separate Account Charges 1.90% .................................             53,401         1.477               78,863
    Separate Account Charges 2.00% .................................                  -         1.474                    -
    Separate Account Charges 2.10% .................................             22,371         1.472               32,921
    Separate Account Charges 2.20% .................................                  -         1.469                    -
    Separate Account Charges 2.30% .................................              8,152         1.466               11,955
    Separate Account Charges 2.40% .................................                  -         1.464                    -
    Separate Account Charges 2.50% .................................              5,352         1.461                7,821
    Separate Account Charges 2.60% .................................                  -         1.459                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  MFS Value Portfolio
    Separate Account Charges 1.70% .................................             22,357      $  1.120         $     25,038
    Separate Account Charges 1.80% .................................                  -         1.119                    -
    Separate Account Charges 1.90% .................................                  -         1.118                    -
    Separate Account Charges 2.00% .................................                  -         1.118                    -
    Separate Account Charges 2.10% .................................             12,866         1.117               14,371
    Separate Account Charges 2.20% .................................                  -         1.116                    -
    Separate Account Charges 2.30% .................................                  -         1.115                    -
    Separate Account Charges 2.40% .................................                  -         1.115                    -
    Separate Account Charges 2.50% .................................              4,865         1.114                5,420
    Separate Account Charges 2.60% .................................                  -         1.113                    -
  Pioneer Fund Portfolio
    Separate Account Charges 1.70% .................................             78,670         1.327              104,383
    Separate Account Charges 1.80% .................................              4,848         1.325                6,422
    Separate Account Charges 1.90% .................................                  -         1.322                    -
    Separate Account Charges 2.00% .................................                  -         1.320                    -
    Separate Account Charges 2.10% .................................             73,750         1.318               97,204
    Separate Account Charges 2.20% .................................             42,752         1.316               56,254
    Separate Account Charges 2.30% .................................                  -         1.314                    -
    Separate Account Charges 2.40% .................................              7,631         1.311               10,007
    Separate Account Charges 2.50% .................................                  -         1.309                    -
    Separate Account Charges 2.60% .................................             43,393         1.307               56,718
  Travelers Quality Bond Portfolio
    Separate Account Charges 1.70% .................................            438,030         1.049              459,291
    Separate Account Charges 1.80% .................................                  -         1.047                    -
    Separate Account Charges 1.90% .................................             86,357         1.045               90,228
    Separate Account Charges 2.00% .................................                  -         1.043                    -
    Separate Account Charges 2.10% .................................            217,058         1.041              225,989
    Separate Account Charges 2.20% .................................                  -         1.039                    -
    Separate Account Charges 2.30% .................................            155,580         1.037              161,409
    Separate Account Charges 2.40% .................................                  -         1.036                    -
    Separate Account Charges 2.50% .................................                  -         1.034                    -
    Separate Account Charges 2.60% .................................                  -         1.032                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
The Travelers Series Trust (continued)
  U.S. Government Securities Portfolio
    Separate Account Charges 1.70% .................................              5,548      $  1.050         $      5,827
    Separate Account Charges 1.80% .................................                  -         1.050                    -
    Separate Account Charges 1.90% .................................                  -         1.049                    -
    Separate Account Charges 2.00% .................................                  -         1.048                    -
    Separate Account Charges 2.10% .................................              4,160         1.047                4,357
    Separate Account Charges 2.20% .................................                  -         1.047                    -
    Separate Account Charges 2.30% .................................             19,277         1.046               20,166
    Separate Account Charges 2.40% .................................                  -         1.045                    -
    Separate Account Charges 2.50% .................................                  -         1.045                    -
    Separate Account Charges 2.60% .................................                  -         1.044                    -

Travelers Series Fund Inc.
  AIM Capital Appreciation Portfolio
    Separate Account Charges 1.70% .................................              7,188         1.321                9,496
    Separate Account Charges 1.80% .................................             44,476         1.319               58,654
    Separate Account Charges 1.90% .................................                  -         1.316                    -
    Separate Account Charges 2.00% .................................                  -         1.314                    -
    Separate Account Charges 2.10% .................................             68,863         1.312               90,334
    Separate Account Charges 2.20% .................................             83,744         1.309              109,661
    Separate Account Charges 2.30% .................................             11,840         1.307               15,477
    Separate Account Charges 2.40% .................................                  -         1.305                    -
    Separate Account Charges 2.50% .................................              4,123         1.303                5,370
    Separate Account Charges 2.60% .................................                  -         1.300                    -
  MFS Total Return Portfolio
    Separate Account Charges 1.70% .................................            870,918         1.284            1,117,848
    Separate Account Charges 1.80% .................................            652,341         1.281              835,800
    Separate Account Charges 1.90% .................................             15,320         1.279               19,594
    Separate Account Charges 2.00% .................................            283,008         1.277              361,303
    Separate Account Charges 2.10% .................................            530,644         1.274              676,244
    Separate Account Charges 2.20% .................................          1,031,178         1.272            1,311,773
    Separate Account Charges 2.30% .................................            159,364         1.270              202,364
    Separate Account Charges 2.40% .................................             95,802         1.268              121,436
    Separate Account Charges 2.50% .................................             30,887         1.265               39,081
    Separate Account Charges 2.60% .................................             13,242         1.263               16,726
  Pioneer Strategic Income Portfolio
    Separate Account Charges 1.70% .................................             47,649         1.093               52,099
    Separate Account Charges 1.80% .................................                  -         1.093                    -
    Separate Account Charges 1.90% .................................                  -         1.092                    -
    Separate Account Charges 2.00% .................................                  -         1.091                    -
    Separate Account Charges 2.10% .................................            135,513         1.091              147,778
    Separate Account Charges 2.20% .................................             58,839         1.090               64,122
    Separate Account Charges 2.30% .................................                  -         1.089                    -
    Separate Account Charges 2.40% .................................                  -         1.088                    -
    Separate Account Charges 2.50% .................................              1,588         1.088                1,726
    Separate Account Charges 2.60% .................................             28,951         1.087               31,467

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  SB Adjustable Rate Income Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................            207,024      $  0.993         $    205,589
    Separate Account Charges 1.80% .................................            135,129         0.992              134,014
    Separate Account Charges 1.90% .................................             14,699         0.990               14,558
    Separate Account Charges 2.00% .................................                  -         0.989                    -
    Separate Account Charges 2.10% .................................            222,107         0.988              219,420
    Separate Account Charges 2.20% .................................            161,860         0.987              159,703
    Separate Account Charges 2.30% .................................             57,761         0.985               56,915
    Separate Account Charges 2.40% .................................             43,669         0.984               42,973
    Separate Account Charges 2.50% .................................              3,300         0.983                3,243
    Separate Account Charges 2.60% .................................                  -         0.982                    -
  Smith Barney Aggressive Growth Portfolio
    Separate Account Charges 1.70% .................................                  -         1.409                    -
    Separate Account Charges 1.80% .................................            371,364         1.406              522,198
    Separate Account Charges 1.90% .................................                  -         1.404                    -
    Separate Account Charges 2.00% .................................            105,575         1.401              147,932
    Separate Account Charges 2.10% .................................                  -         1.399                    -
    Separate Account Charges 2.20% .................................            527,683         1.396              736,775
    Separate Account Charges 2.30% .................................                  -         1.394                    -
    Separate Account Charges 2.40% .................................            221,953         1.391              308,805
    Separate Account Charges 2.50% .................................                  -         1.389                    -
    Separate Account Charges 2.60% .................................            318,665         1.386              441,790
  Smith Barney High Income Portfolio
    Separate Account Charges 1.70% .................................                  -         1.289                    -
    Separate Account Charges 1.80% .................................            723,469         1.286              930,540
    Separate Account Charges 1.90% .................................                  -         1.284                    -
    Separate Account Charges 2.00% .................................             36,897         1.282               47,290
    Separate Account Charges 2.10% .................................                  -         1.279                    -
    Separate Account Charges 2.20% .................................            467,399         1.277              596,935
    Separate Account Charges 2.30% .................................                  -         1.275                    -
    Separate Account Charges 2.40% .................................            231,626         1.273              294,777
    Separate Account Charges 2.50% .................................                  -         1.270                    -
    Separate Account Charges 2.60% .................................             17,480         1.268               22,168
  Smith Barney Large Capitalization Growth Portfolio
    Separate Account Charges 1.70% .................................                  -         1.367                    -
    Separate Account Charges 1.80% .................................             97,491         1.364              133,026
    Separate Account Charges 1.90% .................................                  -         1.362                    -
    Separate Account Charges 2.00% .................................             30,846         1.360               41,941
    Separate Account Charges 2.10% .................................                  -         1.357                    -
    Separate Account Charges 2.20% .................................            252,209         1.355              341,714

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Smith Barney Large Capitalization Growth Portfolio (continued)
    Separate Account Charges 2.30% .................................                  -      $  1.352         $          -
    Separate Account Charges 2.40% .................................             23,637         1.350               31,912
    Separate Account Charges 2.50% .................................                  -         1.348                    -
    Separate Account Charges 2.60% .................................             49,179         1.345               66,161
  Smith Barney Mid Cap Core Portfolio
    Separate Account Charges 1.70% .................................                  -         1.411                    -
    Separate Account Charges 1.80% .................................             12,127         1.409               17,083
    Separate Account Charges 1.90% .................................                  -         1.406                    -
    Separate Account Charges 2.00% .................................              9,385         1.404               13,174
    Separate Account Charges 2.10% .................................                  -         1.401                    -
    Separate Account Charges 2.20% .................................            161,021         1.399              225,222
    Separate Account Charges 2.30% .................................                  -         1.396                    -
    Separate Account Charges 2.40% .................................             13,466         1.394               18,768
    Separate Account Charges 2.50% .................................                  -         1.391                    -
    Separate Account Charges 2.60% .................................                  -         1.389                    -
  Smith Barney Money Market Portfolio
    Separate Account Charges 1.70% .................................                  -         0.983                    -
    Separate Account Charges 1.80% .................................            832,915         0.982              817,787
    Separate Account Charges 1.90% .................................                  -         0.980                    -
    Separate Account Charges 2.00% .................................             58,396         0.978               57,129
    Separate Account Charges 2.10% .................................                  -         0.976                    -
    Separate Account Charges 2.20% .................................            456,718         0.975              445,232
    Separate Account Charges 2.30% .................................                  -         0.973                    -
    Separate Account Charges 2.40% .................................            190,634         0.971              185,175
    Separate Account Charges 2.50% .................................                  -         0.970                    -
    Separate Account Charges 2.60% .................................                  -         0.968                    -
  Strategic Equity Portfolio
    Separate Account Charges 1.70% .................................              1,791         1.379                2,470
    Separate Account Charges 1.80% .................................             32,100         1.377               44,193
    Separate Account Charges 1.90% .................................                  -         1.374                    -
    Separate Account Charges 2.00% .................................                  -         1.372                    -
    Separate Account Charges 2.10% .................................             19,792         1.369               27,104
    Separate Account Charges 2.20% .................................             90,904         1.367              124,271
    Separate Account Charges 2.30% .................................                  -         1.365                    -
    Separate Account Charges 2.40% .................................             22,624         1.362               30,818
    Separate Account Charges 2.50% .................................                  -         1.360                    -
    Separate Account Charges 2.60% .................................                  -         1.357                    -
  Travelers Managed Income Portfolio
    Separate Account Charges 1.70% .................................                  -         1.056                    -
    Separate Account Charges 1.80% .................................            198,224         1.054              208,967
    Separate Account Charges 1.90% .................................                  -         1.052                    -
    Separate Account Charges 2.00% .................................             17,850         1.050               18,750
    Separate Account Charges 2.10% .................................                  -         1.049                    -
    Separate Account Charges 2.20% .................................            436,370         1.047              456,740
    Separate Account Charges 2.30% .................................                  -         1.045                    -
    Separate Account Charges 2.40% .................................            183,173         1.043              191,039
    Separate Account Charges 2.50% .................................                  -         1.041                    -
    Separate Account Charges 2.60% .................................                  -         1.039                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Travelers Series Fund Inc. (continued)
  Van Kampen Enterprise Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.257         $          -
    Separate Account Charges 1.80% .................................             32,411         1.254               40,655
    Separate Account Charges 1.90% .................................                  -         1.252                    -
    Separate Account Charges 2.00% .................................                  -         1.250                    -
    Separate Account Charges 2.10% .................................                  -         1.248                    -
    Separate Account Charges 2.20% .................................              9,636         1.246               12,002
    Separate Account Charges 2.30% .................................                  -         1.243                    -
    Separate Account Charges 2.40% .................................                  -         1.241                    -
    Separate Account Charges 2.50% .................................                  -         1.239                    -
    Separate Account Charges 2.60% .................................                  -         1.237                    -

Van Kampen Life Investment Trust
  Comstock Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................            384,884         1.518              584,305
    Separate Account Charges 1.80% .................................                  -         1.515                    -
    Separate Account Charges 1.90% .................................             11,233         1.513               16,993
    Separate Account Charges 2.00% .................................                  -         1.510                    -
    Separate Account Charges 2.10% .................................          1,040,967         1.507            1,569,186
    Separate Account Charges 2.20% .................................                  -         1.505                    -
    Separate Account Charges 2.30% .................................             56,432         1.502               84,767
    Separate Account Charges 2.40% .................................                  -         1.499                    -
    Separate Account Charges 2.50% .................................             15,455         1.497               23,133
    Separate Account Charges 2.60% .................................                  -         1.494                    -
  Emerging Growth Portfolio - Class I Shares
    Separate Account Charges 1.70% .................................                  -         1.280                    -
    Separate Account Charges 1.80% .................................             64,629         1.278               82,563
    Separate Account Charges 1.90% .................................                  -         1.275                    -
    Separate Account Charges 2.00% .................................                  -         1.273                    -
    Separate Account Charges 2.10% .................................                  -         1.271                    -
    Separate Account Charges 2.20% .................................            352,656         1.269              447,342
    Separate Account Charges 2.30% .................................                  -         1.266                    -
    Separate Account Charges 2.40% .................................             17,391         1.264               21,983
    Separate Account Charges 2.50% .................................                  -         1.262                    -
    Separate Account Charges 2.60% .................................                  -         1.260                    -
  Enterprise Portfolio - Class II Shares
    Separate Account Charges 1.70% .................................                  -         1.255                    -
    Separate Account Charges 1.80% .................................                  -         1.253                    -
    Separate Account Charges 1.90% .................................                  -         1.251                    -
    Separate Account Charges 2.00% .................................                  -         1.248                    -
    Separate Account Charges 2.10% .................................             97,113         1.246              121,016
    Separate Account Charges 2.20% .................................                  -         1.244                    -
    Separate Account Charges 2.30% .................................                  -         1.242                    -
    Separate Account Charges 2.40% .................................                  -         1.240                    -
    Separate Account Charges 2.50% .................................             11,251         1.237               13,922
    Separate Account Charges 2.60% .................................                  -         1.235                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Annuity Portfolios
  Smith Barney Small Cap Growth Opportunities Portfolio
    Separate Account Charges 1.70% .................................                  -      $  1.637         $          -
    Separate Account Charges 1.80% .................................              3,841         1.634                6,275
    Separate Account Charges 1.90% .................................                  -         1.631                    -
    Separate Account Charges 2.00% .................................              8,904         1.628               14,496
    Separate Account Charges 2.10% .................................                  -         1.625                    -
    Separate Account Charges 2.20% .................................             26,277         1.622               42,626
    Separate Account Charges 2.30% .................................                  -         1.619                    -
    Separate Account Charges 2.40% .................................             41,691         1.616               67,392
    Separate Account Charges 2.50% .................................                  -         1.614                    -
    Separate Account Charges 2.60% .................................                  -         1.611                    -

Variable Insurance Products Fund II
  Contrafund(R) Portfolio - Service Class
    Separate Account Charges 1.70% .................................                  -         1.463                    -
    Separate Account Charges 1.80% .................................             50,909         1.460               74,334
    Separate Account Charges 1.90% .................................                  -         1.458                    -
    Separate Account Charges 2.00% .................................             31,808         1.455               46,279
    Separate Account Charges 2.10% .................................                  -         1.452                    -
    Separate Account Charges 2.20% .................................            223,782         1.450              324,423
    Separate Account Charges 2.30% .................................                  -         1.447                    -
    Separate Account Charges 2.40% .................................                  -         1.445                    -
    Separate Account Charges 2.50% .................................                  -         1.442                    -
    Separate Account Charges 2.60% .................................             37,872         1.439               54,513
  Contrafund(R) Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................            134,234         1.447              194,231
    Separate Account Charges 1.80% .................................                  -         1.444                    -
    Separate Account Charges 1.90% .................................              1,215         1.442                1,753
    Separate Account Charges 2.00% .................................                  -         1.439                    -
    Separate Account Charges 2.10% .................................            330,686         1.437              475,123
    Separate Account Charges 2.20% .................................                  -         1.434                    -
    Separate Account Charges 2.30% .................................             46,920         1.432               67,175
    Separate Account Charges 2.40% .................................                  -         1.429                    -
    Separate Account Charges 2.50% .................................              4,088         1.427                5,832
    Separate Account Charges 2.60% .................................                  -         1.424                    -

Variable Insurance Products Fund III
  Dynamic Capital Appreciation Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................             41,384         1.248               51,633
    Separate Account Charges 1.80% .................................                  -         1.245                    -
    Separate Account Charges 1.90% .................................                  -         1.243                    -
    Separate Account Charges 2.00% .................................                  -         1.241                    -
    Separate Account Charges 2.10% .................................             12,672         1.239               15,699
    Separate Account Charges 2.20% .................................                  -         1.237                    -
    Separate Account Charges 2.30% .................................             22,650         1.234               27,961
    Separate Account Charges 2.40% .................................                  -         1.232                    -
    Separate Account Charges 2.50% .................................                  -         1.230                    -
    Separate Account Charges 2.60% .................................                  -         1.228                    -

                                                                                          DECEMBER 31, 2004
                                                                           -----------------------------------------------

                                                                           ACCUMULATION        UNIT
                                                                               UNITS           VALUE           NET ASSETS
                                                                           ------------      --------         ------------
Variable Insurance Products Fund III (continued)
  Mid Cap Portfolio - Service Class 2
    Separate Account Charges 1.70% .................................            252,104      $  1.769         $    446,047
    Separate Account Charges 1.80% .................................             66,196         1.766              116,914
    Separate Account Charges 1.90% .................................                  -         1.763                    -
    Separate Account Charges 2.00% .................................              2,008         1.760                3,533
    Separate Account Charges 2.10% .................................            218,701         1.757              384,225
    Separate Account Charges 2.20% .................................            111,689         1.754              195,875
    Separate Account Charges 2.30% .................................            160,324         1.751              280,671
    Separate Account Charges 2.40% .................................              3,711         1.748                6,485
    Separate Account Charges 2.50% .................................             10,039         1.744               17,513
    Separate Account Charges 2.60% .................................             84,851         1.741              147,758
                                                                                                              ------------

Net Contract Owners' Equity ........................................                                          $129,142,922
                                                                                                              ============

6. STATEMENT OF INVESTMENTS                                                             FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              -----------------------------------------------------

INVESTMENTS                                                                     NO. OF         MARKET       COST OF       PROCEEDS
                                                                                SHARES         VALUE       PURCHASES     FROM SALES
                                                                              -----------   -----------   -----------   -----------
CAPITAL APPRECIATION FUND (0.4%)
    Total (Cost $415,937)                                                           7,668   $   507,852   $   287,129   $    43,938
                                                                              -----------   -----------   -----------   -----------

HIGH YIELD BOND TRUST (0.1%)
    Total (Cost $106,429)                                                          10,437       103,429       108,758         2,358
                                                                              -----------   -----------   -----------   -----------

MANAGED ASSETS TRUST (0.0%)
    Total (Cost $46,615)                                                            2,913        48,557        47,003           401
                                                                              -----------   -----------   -----------   -----------

MONEY MARKET PORTFOLIO (1.2%)
    Total (Cost $1,500,959)                                                     1,500,959     1,500,959     3,673,520     3,699,478
                                                                              -----------   -----------   -----------   -----------

AIM VARIABLE INSURANCE FUNDS, INC. (0.2%)
  AIM V.I. Utilities Fund
    Total (Cost $195,814)                                                          14,400       224,778       251,275        65,047
                                                                              -----------   -----------   -----------   -----------

ALLIANCEBERNSTEIN VARIABLE PRODUCT SERIES FUND, INC. (0.4%)
  AllianceBernstein Growth and Income Portfolio - Class B (Cost $281,281)          13,374       319,228       166,608        22,080
  AllianceBernstein Premier Growth Portfolio - Class B (Cost $205,011)              9,625       222,425       156,124         4,871
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $486,292)                                                          22,999       541,653       322,732        26,951
                                                                              -----------   -----------   -----------   -----------

AMERICAN FUNDS INSURANCE SERIES (17.0%)
  Global Growth Fund - Class 2 Shares (Cost $3,059,598)                           201,315     3,468,660     2,007,468       285,013
  Growth Fund - Class 2 Shares (Cost $8,229,075)                                  183,755     9,389,902     5,287,542       471,702
  Growth-Income Fund - Class 2 Shares (Cost $7,928,106)                           246,817     9,043,375     4,111,446       543,109
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $19,216,779)                                                      631,887    21,901,937    11,406,456     1,299,824
                                                                              -----------   -----------   -----------   -----------

CREDIT SUISSE TRUST (0.1%)
  Credit Suisse Trust Emerging Markets Portfolio (Cost $118,901)                   10,588       140,184       254,114       157,667
  Credit Suisse Trust Global Post-Venture Capital Portfolio (Cost $28,265)          2,828        31,532       135,680       106,034
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $147,166)                                                          13,416       171,716       389,794       263,701
                                                                              -----------   -----------   -----------   -----------

DELAWARE VIP TRUST (1.0%)
  Delaware VIP REIT Series - Standard Class
    Total (Cost $1,067,207)                                                        69,344     1,323,089       980,734       301,079
                                                                              -----------   -----------   -----------   -----------

DREYFUS INVESTMENT PORTFOLIO (0.4%)
  Dreyfus MidCap Stock Portfolio - Service Shares
    Total (Cost $468,886)                                                          29,970       526,570       346,977       137,905
                                                                              -----------   -----------   -----------   -----------

DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. (0.0%)
  Dreyfus Socially Responsible Growth Fund, Inc.- Service Shares
    Total (Cost $21,620)                                                              927        23,229        72,451        55,000
                                                                              -----------   -----------   -----------   -----------

DREYFUS VARIABLE INVESTMENT FUND (0.8%)
  Dreyfus VIF Appreciation Portfolio - Initial Shares (Cost $156,894)               4,628       164,581        62,699         8,444
  Dreyfus VIF Developing Leaders Portfolio - Initial Shares (Cost $724,797)        20,163       837,761       375,123        70,591
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $881,691)                                                          24,791     1,002,342       437,822        79,035
                                                                              -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                  FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              -----------------------------------------------------

INVESTMENTS                                                                      NO. OF        MARKET       COST OF       PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES     FROM SALES
                                                                              -----------   -----------   -----------   -----------
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST (6.6%)
  Franklin Small Cap Fund - Class 2 Shares (Cost $1,089,441)                       66,345   $ 1,289,085   $   296,484   $   118,273
  Mutual Shares Securities Fund - Class 2 Shares (Cost $2,694,777)                183,916     3,060,360     1,677,504        88,005
  Templeton Developing Markets Securities Fund - Class 2 Shares
    (Cost $817,244)                                                               116,206     1,007,504       789,377       341,702
  Templeton Foreign Securities Fund - Class 2 Shares (Cost $1,301,019)            105,858     1,519,068       819,917        97,539
  Templeton Growth Securities Fund - Class 2 Shares (Cost $1,442,130)             127,081     1,630,455     1,066,760       530,517
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $7,344,611)                                                       599,406     8,506,472     4,650,042     1,176,036
                                                                              -----------   -----------   -----------   -----------

GREENWICH STREET SERIES FUND (3.8%)
  Appreciation Portfolio (Cost $819,477)                                           39,455       924,427       379,310        67,721
  Diversified Strategic Income Portfolio (Cost $639,673)                           67,993       632,338       334,695       716,007
  Equity Index Portfolio - Class II Shares (Cost $1,303,273)                       47,672     1,407,276     1,345,838       828,247
  Fundamental Value Portfolio (Cost $1,223,699)                                    64,647     1,364,044       495,585       118,450
  Salomon Brothers Variable Aggressive Growth Fund - Class I Shares
    (Cost $259,910)                                                                13,800       292,984       127,720        11,240
  Salomon Brothers Variable Growth & Income Fund - Class I Shares
    (Cost $260,658)                                                                59,321       291,268       124,324        13,817
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $4,506,690)                                                       292,888     4,912,337     2,807,472     1,755,482
                                                                              -----------   -----------   -----------   -----------

JANUS ASPEN SERIES (0.5%)
  Balanced Portfolio - Service Shares (Cost $325,761)                              13,910       351,090       369,984       470,911
  Global Life Sciences Portfolio - Service Shares (Cost $51,569)                    6,987        54,988        94,412        47,870
  Global Technology Portfolio - Service Shares (Cost $58,231)                      16,955        60,191        35,519         2,681
  Mid Cap Growth Portfolio - Service Shares (Cost $131,420)                         6,472       164,137        10,638        10,996
  Worldwide Growth Portfolio - Service Shares (Cost $47,860)                        1,825        48,583       147,329       454,684
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $614,841)                                                          46,149       678,989       657,882       987,142
                                                                              -----------   -----------   -----------   -----------

LAZARD RETIREMENT SERIES, INC. (0.2%)
  Lazard Retirement Small Cap Portfolio
    Total (Cost $231,186)                                                          16,007       270,527       168,096        20,296
                                                                              -----------   -----------   -----------   -----------

LORD ABBETT SERIES FUND, INC. (4.6%)
  Growth and Income Portfolio (Cost $1,711,552)                                    71,128     1,933,246     1,101,879       203,724
  Mid-Cap Value Portfolio (Cost $3,410,359)                                       190,531     3,961,137     2,741,635       230,501
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $5,121,911)                                                       261,659     5,894,383     3,843,514       434,225
                                                                              -----------   -----------   -----------   -----------

MERRILL LYNCH VARIABLE SERIES FUNDS, INC. (1.9%)
  Merrill Lynch Global Allocation V.I. Fund - Class III (Cost $1,547,345)         140,658     1,628,819     1,622,135        80,794
  Merrill Lynch Value Opportunities V.I. Fund - Class III (Cost $950,441)          90,261       812,347       971,467        26,194
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $2,497,786)                                                       230,919     2,441,166     2,593,602       106,988
                                                                              -----------   -----------   -----------   -----------

OPPENHEIMER VARIABLE ACCOUNT FUNDS (0.0%)
  Oppenheimer Main Street Fund/VA - Service Shares
    Total (Cost $31,513)                                                            1,650        34,156        31,787           279
                                                                              -----------   -----------   -----------   -----------

PIMCO VARIABLE INSURANCE TRUST (6.1%)
  Real Return Portfolio - Administrative Class (Cost $2,450,126)                  194,073     2,507,423     2,365,354     1,039,371
    Total Return Portfolio - Administrative Class (Cost $5,301,949)               507,753     5,336,483     3,216,650     1,087,432
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $7,752,075)                                                       701,826     7,843,906     5,582,004     2,126,803
                                                                              -----------   -----------   -----------   -----------

PUTNAM VARIABLE TRUST (0.8%)
  Putnam VT International Equity Fund - Class IB Shares (Cost $214,098)            17,115       251,755        87,785        75,977
  Putnam VT Small Cap Value Fund - Class IB Shares (Cost $635,597)                 36,282       826,866       313,088        64,802
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $849,695)                                                          53,397     1,078,621       400,873       140,779
                                                                              -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              -----------------------------------------------------

INVESTMENTS                                                                      NO. OF        MARKET       COST OF       PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES     FROM SALES
                                                                              -----------   -----------   -----------   -----------
SALOMON BROTHERS VARIABLE SERIES FUNDS INC. (1.6%)
  All Cap Fund - Class I (Cost $587,899)                                           38,491   $   647,808   $   458,589   $   132,630
  Investors Fund - Class I (Cost $305,007)                                         25,582       353,281       205,178       133,127
  Large Cap Growth Fund - Class I (Cost $177,540)                                  15,582       182,462        90,497        18,419
  Small Cap Growth Fund - Class I (Cost $848,539)                                  67,147       946,097     1,506,859     1,019,763
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $1,918,985)                                                       146,802     2,129,648     2,261,123     1,303,939
                                                                              -----------   -----------   -----------   -----------

SCUDDER INVESTMENTS VIT FUNDS (0.4%)
  Scudder Real Estate Securities Portfolio - Class B
    Total (Cost $401,425)                                                          31,244       509,597       351,261       175,808
                                                                              -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES I (0.9%)
  21st Century Growth Portfolio - Class B (Cost $22,239)                            4,786        24,986         6,436         3,077
  Capital Growth Portfolio - Class B (Cost $235,618)                               16,574       258,389       152,012        94,112
  Global Discovery Portfolio - Class B (Cost $113,324)                             10,842       136,827       128,309        90,774
  Growth and Income Portfolio - Class B (Cost $256,560)                            31,589       292,201       125,943        19,002
  Health Sciences Portfolio - Class B (Cost $145,443)                              12,954       154,282       152,409        59,569
  International Portfolio - Class B (Cost $313,681)                                37,432       354,855     1,368,442     1,160,833
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $1,086,865)                                                       114,177     1,221,540     1,933,551     1,427,367
                                                                              -----------   -----------   -----------   -----------

SCUDDER VARIABLE SERIES II (17.6%)
  Scudder Aggressive Growth Portfolio - Class B (Cost $13,722)                      1,436        14,015        76,990        71,602
  Scudder Blue Chip Portfolio - Class B (Cost $357,320)                            29,784       405,068       355,717        92,417
  Scudder Conservative Income Strategy Portfolio - Class B (Cost $13,694)           1,343        14,083        13,750            57
  Scudder Fixed Income Portfolio - Class B (Cost $789,352)                         65,966       794,226       657,214       324,914
  Scudder Global Blue Chip Portfolio - Class B (Cost $133,850)                     12,864       151,532       178,128       123,305
  Scudder Growth & Income Strategy Portfolio - Class B (Cost $185,517)             18,160       196,853       188,750         3,358
  Scudder Growth Portfolio - Class B (Cost $75,728)                                 4,325        83,521        65,997        29,900
  Scudder Growth Strategy Portfolio - Class B (Cost $67,663)                        6,343        69,968        67,866           206
  Scudder High Income Portfolio - Class B (Cost $1,081,335)                       133,916     1,174,445    18,514,958    19,146,123
  Scudder Income & Growth Strategy Portfolio - Class B (Cost $54,079)               5,267        56,147        54,247           173
  Scudder International Select Equity Portfolio - Class B (Cost $233,526)          22,578       268,226     3,146,277     3,119,091
  Scudder Mercury Large Cap Core Portfolio - Class B (Cost $998)                      100         1,037         1,000             2
  Scudder Money Market Portfolio - Class B (Cost $11,936,973)                  11,936,973    11,936,973    20,347,865    20,561,688
  Scudder Small Cap Growth Portfolio - Class B (Cost $185,214)                     16,821       209,922       103,605       128,294
  Scudder Strategic Income Portfolio - Class B (Cost $203,051)                     17,788       216,653       176,225        89,743
  Scudder Technology Growth Portfolio - Class B (Cost $148,002)                    17,669       157,781       203,136       224,558
  Scudder Templeton Foreign Value Portfolio - Class B (Cost $998)                     100         1,054         1,000             2
  Scudder Total Return Portfolio - Class B (Cost $509,819)                         24,244       541,612       297,425       175,617
  SVS Davis Venture Value Portfolio - Class B (Cost $772,778)                      76,736       879,393       517,508        83,561
  SVS Dreman Financial Services Portfolio - Class B (Cost $196,853)                15,852       215,108       190,931        16,144
  SVS Dreman High Return Equity Portfolio - Class B (Cost $909,990)                82,956     1,047,729       734,650       388,036
  SVS Dreman Small Cap Value Portfolio - Class B (Cost $784,290)                   48,301       966,994       647,146       167,283
  SVS Eagle Focused Large Cap Growth Portfolio - Class B (Cost $234,938)           28,555       249,003       153,347        68,035
  SVS Focus Value & Growth Portfolio - Class B (Cost $25,131)                       1,987        27,754        28,533         3,504
  Scudder Government & Agency Securities Portfolio - Class B (Cost $460,294)       37,313       466,783       424,347       382,273
  Scudder Large Cap Value Portfolio - Class B (Cost $596,757)                      41,482       654,166       573,121       141,363
  SVS Index 500 Portfolio - Class B (Cost $432,253)                                51,357       466,837       516,123       184,043
  SVS INVESCO Dynamic Growth Portfolio - Class B (Cost $22,644)                     2,950        26,988         6,165         1,714
  SVS Janus Growth And Income Portfolio - Class B (Cost $186,034)                  21,265       208,821       173,933       170,039
  SVS Janus Growth Opportunities Portfolio - Class B (Cost $14,480)                 2,077        16,036        12,124           283
  SVS MFS Strategic Value Portfolio - Class B (Cost $475,095)                      48,087       576,082       211,017       132,217
  SVS Oak Strategic Equity Portfolio - Class B (Cost $233,474)                     34,940       240,734       205,477        16,015

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                              -----------------------------------------------------

INVESTMENTS                                                                      NO. OF        MARKET       COST OF       PROCEEDS
                                                                                 SHARES        VALUE       PURCHASES     FROM SALES
                                                                              -----------   -----------   -----------   -----------
SCUDDER VARIABLE SERIES II (CONTINUED)
  SVS Turner Mid Cap Growth Portfolio - Class B (Cost $307,122)                    35,714       349,280       347,727       146,178
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $21,642,974)                                                   12,845,249    22,684,824    49,192,299    45,991,738
                                                                              -----------   -----------   -----------   -----------

SMITH BARNEY INVESTMENT SERIES (0.1%)
  Smith Barney Dividend Strategy Portfolio (Cost $90,679)                          10,752        95,479        91,153        77,363
  Smith Barney Premier Selections All Cap Growth Portfolio (Cost $73,435)           6,658        80,760        66,973           698
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $164,114)                                                          17,410       176,239       158,126        78,061
                                                                              -----------   -----------   -----------   -----------

SMITH BARNEY MULTIPLE DISCIPLINE TRUST (11.1%)
  Multiple Discipline Portfolio - All Cap Growth and Value (Cost $7,892,292)      592,742     8,784,433     4,413,065     1,996,882
  Multiple Discipline Portfolio - Balanced All Cap Growth and Value
    (Cost $3,507,662)                                                             282,715     3,723,360     2,762,416     1,082,266
  Multiple Discipline Portfolio - Global All Cap Growth and Value
    (Cost $684,665)                                                                50,503       779,767       355,511        87,174
  Multiple Discipline Portfolio - Large Cap Growth and Value (Cost $927,088)       70,195     1,011,505       707,023        36,319
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $13,011,707)                                                      996,155    14,299,065     8,238,015     3,202,641
                                                                              -----------   -----------   -----------   -----------

THE ALGER AMERICAN FUND (0.5%)
  Alger American Balanced Portfolio - Class S Shares (Cost $551,735)               42,472       582,294       251,312       162,439
  Alger American Leveraged AllCap Portfolio - Class S Shares (Cost $68,375)         2,455        74,056        90,472        80,265
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $620,110)                                                          44,927       656,350       341,784       242,704
                                                                              -----------   -----------   -----------   -----------

THE TRAVELERS SERIES TRUST (6.3%)
  Convertible Securities Portfolio (Cost $766,817)                                 63,811       788,069       692,084       136,315
  Disciplined Mid Cap Stock Portfolio (Cost $200,646)                              11,416       225,579       122,077        23,952
  Equity Income Portfolio (Cost $1,232,620)                                        77,914     1,337,792       909,834       309,364
  Federated High Yield Portfolio (Cost $916,462)                                  106,303       916,334       495,495       195,402
  Federated Stock Portfolio (Cost $18,420)                                          1,260        20,860         6,700         3,405
  Large Cap Portfolio (Cost $354,416)                                              27,077       377,184       213,283        32,036
  Lazard International Stock Portfolio (Cost $476,365)                             46,784       534,277       378,486        34,136
  Merrill Lynch Large Cap Core Portfolio (Cost $1,816,324)                        223,077     2,018,851     1,887,665       102,801
  MFS Emerging Growth Portfolio (Cost $336,460)                                    36,876       388,670        68,769        18,533
  MFS Mid Cap Growth Portfolio (Cost $186,933)                                     26,831       210,626       156,706        26,741
  MFS Value Portfolio (Cost $41,018)                                                3,639        44,829        41,346           345
  Pioneer Fund Portfolio (Cost $294,141)                                           27,514       330,988       174,000        23,336
  Travelers Quality Bond Portfolio (Cost $971,132)                                 84,943       936,917       790,607       441,235
  U.S. Government Securities Portfolio (Cost $30,717)                               2,380        30,350        31,959         1,282
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $7,642,471)                                                       739,825     8,161,326     5,969,011     1,348,883
                                                                              -----------   -----------   -----------   -----------

TRAVELERS SERIES FUND INC. (10.7%)
  AIM Capital Appreciation Portfolio (Cost $249,517)                               27,009       288,992        87,992        12,669
  MFS Total Return Portfolio (Cost $4,397,702)                                    274,339     4,702,169     2,176,917       438,418
  Pioneer Strategic Income Portfolio (Cost $306,112)                               31,684       297,192       307,093         1,002
  SB Adjustable Rate Income Portfolio - Class I Shares (Cost $838,782)             83,558       836,415       719,795       235,341
  Smith Barney Aggressive Growth Portfolio (Cost $1,891,047)                      161,974     2,157,500       680,483       474,894
  Smith Barney High Income Portfolio (Cost $1,837,439)                            250,558     1,891,710       855,443     1,306,126
  Smith Barney Large Capitalization Growth Portfolio (Cost $571,254)               42,780       614,754       197,202       109,917
  Smith Barney Mid Cap Core Portfolio (Cost $232,490)                              19,178       274,247       144,460        32,307
  Smith Barney Money Market Portfolio (Cost $1,504,112)                         1,504,112     1,504,112     1,767,098     1,895,387
  Strategic Equity Portfolio (Cost $201,262)                                       13,048       228,856       113,521        10,876
  Travelers Managed Income Portfolio (Cost $909,185)                               77,546       875,496       373,641       159,598
  Van Kampen Enterprise Portfolio (Cost $46,910)                                    4,455        52,657         2,327         2,560
                                                                              -----------   -----------   -----------   -----------
    Total (Cost $12,985,812)                                                    2,490,241    13,724,100     7,425,972     4,679,095
                                                                              -----------   -----------   -----------   -----------

6. STATEMENT OF INVESTMENTS (CONTINUED)                                                 FOR THE YEAR ENDED DECEMBER 31, 2004
                                                                           ------------------------------------------------------

INVESTMENTS                                                                   NO. OF        MARKET       COST OF       PROCEEDS
                                                                              SHARES        VALUE       PURCHASES     FROM SALES
                                                                           ------------  ------------  ------------  ------------
VAN KAMPEN LIFE INVESTMENT TRUST (2.3%)
  Comstock Portfolio - Class II Shares (Cost $2,024,280)                        166,427  $  2,278,384  $  1,699,097  $    128,482
  Emerging Growth Portfolio - Class I Shares (Cost $502,579)                     21,210       551,888        82,144        22,617
  Enterprise Portfolio - Class II Shares (Cost $118,338)                          9,922       134,938        15,225        16,341
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $2,645,197)                                                     197,559     2,965,210     1,796,466       167,440
                                                                           ------------  ------------  ------------  ------------

VARIABLE ANNUITY PORTFOLIOS (0.1%)
  Smith Barney Small Cap Growth Opportunities Portfolio
    Total (Cost $110,426)                                                        11,473       130,789        58,010        34,838
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND II (1.0%)
  Contrafund(R) Portfolio - Service Class (Cost $395,397)                        18,830       499,549       147,487        32,951
  Contrafund(R) Portfolio - Service Class 2 (Cost $638,085)                      28,240       744,114       424,712        32,901
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,033,482)                                                      47,070     1,243,663       572,199        65,852
                                                                           ------------  ------------  ------------  ------------

VARIABLE INSURANCE PRODUCTS FUND III (1.3%)
  Dynamic Capital Appreciation Portfolio - Service Class 2 (Cost $86,086)        13,403        95,293        75,406        90,582
  Mid Cap Portfolio - Service Class 2 (Cost $1,267,432)                          53,515     1,599,021       962,535       265,545
                                                                           ------------  ------------  ------------  ------------
    Total (Cost $1,353,518)                                                      66,918     1,694,314     1,037,941       356,127
                                                                           ------------  ------------  ------------  ------------

TOTAL INVESTMENTS (100%)
  (COST $118,122,789)                                                                    $129,133,333  $118,395,681  $ 71,797,240
                                                                                         ============  ============  ============

7. FINANCIAL HIGHLIGHTS

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
CAPITAL APPRECIATION FUND                     2004       351   1.437 - 1.457        508           -     1.70 - 2.50    16.64 - 17.50
                                              2003       147   1.232 - 1.240        182        0.12     1.70 - 2.50     5.03 - 15.35

HIGH YIELD BOND TRUST                         2004        97   1.065 - 1.068        103       13.88     1.70 - 2.10      1.04 - 6.06

MANAGED ASSETS TRUST                          2004        45   1.073 - 1.076         49        3.63     1.70 - 2.10      6.11 - 7.95

MONEY MARKET PORTFOLIO                        2004     1,536   0.972 - 0.986      1,502        1.03     1.70 - 2.50  (1.42) - (0.60)
                                              2003     1,540   0.986 - 0.992      1,527        0.44     1.70 - 2.50  (1.10) - (0.60)
AIM VARIABLE INSURANCE FUNDS, INC.
  AIM V.I. Utilities Fund                     2004       174   1.289 - 1.297        225        0.91     1.70 - 2.10    21.03 - 21.33
                                              2003         7           1.065          8        1.41            2.10             9.23
ALLIANCEBERNSTEIN VARIABLE PRODUCT
SERIES FUND, INC.
  AllianceBernstein Growth and Income
    Portfolio - Class B                       2004       224   1.414 - 1.435        319        0.73     1.80 - 2.60      6.61 - 9.00
                                              2003       114   1.305 - 1.311        150        0.35     2.00 - 2.60    10.88 - 23.84
  AllianceBernstein Premier Growth
    Portfolio - Class B                       2004       176   1.258 - 1.274        222           -     1.70 - 2.40     2.19 - 11.38
                                              2003        47   1.193 - 1.196         56           -     1.70 - 2.10     8.36 - 11.15
AMERICAN FUNDS INSURANCE SERIES
  Global Growth Fund - Class 2 Shares         2004     2,277   1.509 - 1.533      3,469        0.44     1.70 - 2.60     7.93 - 11.57
                                              2003     1,024   1.365 - 1.374      1,404        0.17     1.70 - 2.60    11.43 - 36.63

  Growth Fund - Class 2 Shares                2004     6,325   1.471 - 1.495      9,390        0.22     1.70 - 2.60     6.67 - 10.58
                                              2003     2,739   1.342 - 1.352      3,690        0.23     1.70 - 2.60     9.62 - 33.14

  Growth-Income Fund - Class 2 Shares         2004     6,350   1.412 - 1.435      9,043        1.05     1.70 - 2.60      4.93 - 8.55
                                              2003     3,641   1.313 - 1.322      4,797        1.79     1.70 - 2.60    11.36 - 31.70
CREDIT SUISSE TRUST
  Credit Suisse Trust Emerging Markets
    Portfolio                                 2004        87   1.608 - 1.623        140        0.25     1.70 - 2.30    17.76 - 34.90
                                              2003        20   1.318 - 1.321         26           -     1.70 - 2.10    10.94 - 11.10

  Credit Suisse Global Post-Venture
    Capital Portfolio                         2004        22   1.425 - 1.429         32           -     2.10 - 2.30    15.52 - 24.89
                                              2003         1           1.237          1           -            2.10             6.64
DELAWARE VIP TRUST
  Delaware VIP REIT Series - Standard Class   2004       792   1.658 - 1.681      1,323        1.60     1.70 - 2.50    28.13 - 39.32
                                              2003       299   1.294 - 1.302        389           -     1.70 - 2.50     5.11 - 20.74
DREYFUS INVESTMENT PORTFOLIO
  Dreyfus MidCap Stock Portfolio -
    Service Shares                            2004       402   1.301 - 1.318        527        0.20     1.70 - 2.50     8.42 - 12.36
                                              2003       232   1.168 - 1.173        272        0.28     1.70 - 2.50     1.57 - 11.87
DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND,
INC.
  Dreyfus Socially Responsible Growth
    Fund, Inc.- Service Shares                2004        20   1.163 - 1.174         23        0.18     1.70 - 2.30     1.91 - 13.57
                                              2003         5           1.125          6           -            2.10             1.99
DREYFUS VARIABLE INVESTMENT FUND
  Dreyfus VIF Appreciation Portfolio -
    Initial Shares                            2004       132   1.235 - 1.253        165        2.08     1.70 - 2.50      2.81 - 4.48
                                              2003        86   1.210 - 1.213        105        9.22     1.70 - 2.10     5.02 - 11.21
  Dreyfus VIF Developing Leaders
    Portfolio - Initial Shares                2004       577   1.435 - 1.455        838        0.23     1.70 - 2.50      2.64 - 9.48
                                              2003       344   1.321 - 1.329        457        0.05     1.70 - 2.50     3.12 - 18.94

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
FRANKLIN TEMPLETON VARIABLE INSURANCE
PRODUCTS TRUST
  Franklin Small Cap Fund - Class 2 Shares    2004       849   1.509 - 1.530      1,289           -     1.80 - 2.60      5.90 - 9.44
                                              2003       703   1.389 - 1.398        979           -     1.80 - 2.60    22.42 - 42.87

  Mutual Shares Securities Fund - Class 2     2004     2,200   1.378 - 1.400      3,060        0.74     1.70 - 2.60     7.15 - 10.67
    Shares                                    2003       953   1.256 - 1.265      1,201        0.29     1.70 - 2.60    10.07 - 20.31
  Templeton Developing Markets
    Securities Fund - Class 2 Shares          2004       572   1.745 - 1.772      1,008        1.84     1.70 - 2.60    21.52 - 28.81
                                              2003       261   1.436 - 1.445        376        0.07     1.70 - 2.60     3.23 - 38.80
  Templeton Foreign Securities Fund -
    Class 2 Shares                            2004       933   1.615 - 1.641      1,519        0.99     1.70 - 2.60    10.12 - 20.94
                                              2003       435   1.398 - 1.407        610        0.16     1.80 - 2.60    20.36 - 27.02
  Templeton Growth Securities Fund -
    Class 2 Shares                            2004     1,037   1.556 - 1.578      1,630        1.14     1.70 - 2.50     2.14 - 15.16
                                              2003       664   1.375 - 1.383        918        0.01     1.70 - 2.50     3.93 - 24.04
GREENWICH STREET SERIES FUND
  Appreciation Portfolio                      2004       711   1.290 - 1.308        924        1.32     1.80 - 2.60      6.00 - 6.97
                                              2003       455   1.217 - 1.224        555        0.95     1.80 - 2.60    13.50 - 21.13

  Diversified Strategic Income Portfolio      2004       561   1.113 - 1.129        632        3.49     1.80 - 2.60      3.21 - 4.83
                                              2003       925   1.071 - 1.077        996        9.66     1.80 - 2.60      2.19 - 6.02

  Equity Index Portfolio - Class II Shares    2004     1,033   1.352 - 1.371      1,407        1.60     1.70 - 2.50      7.56 - 8.38
                                              2003       619   1.257 - 1.265        782        1.58     1.70 - 2.50     6.13 - 19.89

  Fundamental Value Portfolio                 2004       917   1.477 - 1.498      1,364        0.72     1.80 - 2.60      5.42 - 6.24
                                              2003       664   1.401 - 1.410        933        1.40     1.80 - 2.60    25.38 - 40.50
  Salomon Brothers Variable Aggressive
    Growth Fund - Class I Shares              2004       204   1.417 - 1.437        293           -     1.70 - 2.50      5.88 - 8.81
                                              2003       114   1.331 - 1.339        153           -     1.70 - 2.50     5.30 - 16.64
  Salomon Brothers Variable Growth &
    Income Fund - Class I Shares              2004       214   1.354 - 1.373        291        1.10     1.70 - 2.50      5.70 - 6.60
                                              2003       126   1.281 - 1.288        162        0.53     1.70 - 2.50     5.23 - 10.60
JANUS ASPEN SERIES
  Balanced Portfolio - Service Shares         2004       296   1.179 - 1.196        351        1.82     1.70 - 2.50      5.65 - 6.50
                                              2003       383   1.116 - 1.123        429        2.20     1.70 - 2.50     4.69 - 13.02
  Global Life Sciences Portfolio -
    Service Shares                            2004        41   1.333 - 1.352         55           -     1.70 - 2.50     2.97 - 11.83
                                              2003         5           1.200          5           -            2.10            11.63

  Global Technology Portfolio - Service       2004        43   1.392 - 1.412         60           -     1.70 - 2.50    (1.90) - 4.41
    Shares                                    2003        19   1.419 - 1.428         27           -     1.70 - 2.50   (0.91) - 19.97

  Mid Cap Growth Portfolio - Service Shares   2004       106   1.537 - 1.559        164           -     1.80 - 2.60    17.42 - 18.29
                                              2003       104   1.309 - 1.318        136           -     1.80 - 2.60     1.00 - 31.40

  Worldwide Growth Portfolio - Service        2004        37   1.313 - 1.327         49        0.74     1.70 - 2.30    (1.72) - 2.79
    Shares                                    2003       272   1.287 - 1.291        352        1.13     1.70 - 2.10    11.72 - 15.06
LAZARD RETIREMENT SERIES, INC.
  Lazard Retirement Small Cap Portfolio       2004       181   1.486 - 1.506        271           -     1.70 - 2.50     8.94 - 14.73
                                              2003        68   1.327 - 1.333         91           -     1.70 - 2.40    13.91 - 26.23

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
LORD ABBETT SERIES FUND, INC.
  Growth and Income Portfolio                 2004     1,415   1.357 - 1.376      1,933        1.17     1.70 - 2.50     9.88 - 13.03
                                              2003       696   1.235 - 1.242        862        1.60     1.70 - 2.50     6.37 - 20.66

  Mid-Cap Value Portfolio                     2004     2,599   1.513 - 1.533      3,961        0.49     1.70 - 2.50    21.04 - 21.96
                                              2003       751   1.250 - 1.257        942        1.13     1.70 - 2.50     6.74 - 19.20
MERRILL LYNCH VARIABLE SERIES FUNDS, INC.
  Merrill Lynch Global Allocation V.I.
    Fund - Class III                          2004     1,356   1.195 - 1.206      1,629        8.10     1.70 - 2.50     7.87 - 11.79
                                              2003         5           1.073          5        2.84            2.30             2.19
  Merrill Lynch Value Opportunities V.I.
    Fund - Class III                          2004       677   1.196 - 1.204        812           -     1.70 - 2.30     4.51 - 14.79
                                              2003         5           1.067          5        0.14            2.30             0.95
OPPENHEIMER VARIABLE ACCOUNT FUNDS
  Oppenheimer Main Street Fund/VA -
    Service Shares                            2004        32   1.069 - 1.072         34           -     1.70 - 2.10      7.55 - 8.83
PIMCO VARIABLE INSURANCE TRUST
  Real Return Portfolio - Administrative      2004     2,247   1.105 - 1.120      2,507        1.02     1.70 - 2.50      4.25 - 7.83
    Class                                     2003     1,061   1.041 - 1.046      1,108        0.47     1.70 - 2.40    (0.95) - 5.04

  Total Return Portfolio - Administrative     2004     5,091   1.038 - 1.055      5,336        1.90     1.70 - 2.60      2.17 - 3.13
    Class                                     2003     3,098   1.016 - 1.023      3,160        2.05     1.70 - 2.60    (0.97) - 2.93
PUTNAM VARIABLE TRUST
  Putnam VT International Equity Fund -
    Class IB Shares                           2004       161   1.552 - 1.577        252        1.46     1.70 - 2.60    13.20 - 14.28
                                              2003       151   1.371 - 1.380        208        0.08     1.70 - 2.60     8.45 - 37.50
  Putnam VT Small Cap Value Fund - Class
    IB Shares                                 2004       432   1.893 - 1.920        827        0.29     1.70 - 2.50    15.41 - 25.44
                                              2003       273   1.538 - 1.547        421           -     1.70 - 2.50     8.72 - 51.97
SALOMON BROTHERS VARIABLE SERIES FUNDS INC.
  All Cap Fund - Class I                      2004       435   1.475 - 1.499        648        0.67     1.70 - 2.60      1.91 - 6.54
                                              2003       199   1.398 - 1.407        280        0.59     1.70 - 2.60     2.26 - 38.80

  Investors Fund - Class I                    2004       246   1.420 - 1.443        353        1.34     1.70 - 2.60      5.36 - 8.58
                                              2003       191   1.320 - 1.329        253        2.36     1.70 - 2.60    11.02 - 36.60

  Large Cap Growth Fund - Class I             2004       133   1.353 - 1.372        182        0.20     1.70 - 2.50    (2.03) - 0.37
                                              2003        80   1.382 - 1.388        111        0.01     1.70 - 2.30     5.87 - 16.99

  Small Cap Growth Fund - Class I             2004       550   1.708 - 1.735        946           -     1.70 - 2.60    12.15 - 13.18
                                              2003       225   1.523 - 1.533        344           -     1.70 - 2.60     1.67 - 34.18
SCUDDER INVESTMENTS VIT FUNDS
  Scudder Real Estate Securities
    Portfolio - Class B                       2004       341   1.479 - 1.498        510        0.57     1.70 - 2.50    16.69 - 28.58
                                              2003       193   1.162 - 1.165        224           -     1.70 - 2.30     4.58 - 14.69
SCUDDER VARIABLE SERIES I
  21st Century Growth Portfolio - Class B     2004        20   1.220 - 1.228         25           -     1.70 - 2.10      8.25 - 8.77
                                              2003        17   1.127 - 1.129         19           -     1.70 - 2.10      2.45 - 5.52

  Capital Growth Portfolio - Class B          2004       220   1.170 - 1.181        258        0.19     1.70 - 2.30      5.12 - 5.73
                                              2003       168   1.113 - 1.117        187           -     1.70 - 2.30     8.16 - 10.05

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
SCUDDER VARIABLE SERIES I (CONTINUED)
  Global Discovery Portfolio - Class B        2004        90   1.500 - 1.519        137           -     1.70 - 2.50    14.81 - 25.73
                                              2003        63   1.251 - 1.252         79           -     2.10 - 2.30    12.60 - 22.39

  Growth and Income Portfolio - Class B       2004       241   1.207 - 1.219        292        0.44     1.70 - 2.30      7.29 - 7.97
                                              2003       141   1.125 - 1.129        159           -     1.70 - 2.30     7.22 - 10.71

  Health Sciences Portfolio - Class B         2004       128   1.192 - 1.207        154           -     1.70 - 2.50     6.52 - 15.89
                                              2003        50   1.119 - 1.125         56           -     1.70 - 2.50     1.08 - 10.43

  International Portfolio - Class B           2004       263   1.339 - 1.356        355        0.75     1.70 - 2.50    13.62 - 14.33
                                              2003        78   1.182 - 1.186         92           -     1.70 - 2.30     3.49 - 19.72
SCUDDER VARIABLE SERIES II
  Scudder Aggressive Growth Portfolio -       2004        12   1.173 - 1.188         14           -     1.70 - 2.50      1.03 - 1.89
    Class B                                   2003        12   1.161 - 1.166         14           -     1.70 - 2.50     2.01 - 12.39

  Scudder Blue Chip Portfolio - Class B       2004       309   1.298 - 1.315        405        0.21     1.70 - 2.50    12.67 - 13.66
                                              2003        85   1.152 - 1.157         98           -     1.70 - 2.50     2.12 - 13.99

  Scudder Conservative Income Strategy
    Portfolio - Class B                       2004        14           1.042         14           -            1.70             2.36

  Scudder Fixed Income Portfolio - Class B    2004       786   1.000 - 1.013        794        2.66     1.70 - 2.50      0.00 - 2.32
                                              2003       466   0.985 - 0.990        461           -     1.70 - 2.50    (0.70) - 3.34

  Scudder Global Blue Chip Portfolio -        2004       115   1.312 - 1.328        152        0.87     1.70 - 2.50     7.97 - 13.40
    Class B                                   2003        62   1.178 - 1.180         73           -     1.90 - 2.30     3.42 - 14.35

  Scudder Growth & Income Strategy
    Portfolio -  Class B                      2004       183   1.076 - 1.077        197           -     1.70 - 2.10      4.87 - 5.59

  Scudder Growth Portfolio - Class B          2004        74   1.132 - 1.143         84           -     1.70 - 2.30      2.35 - 2.97
                                              2003        37   1.106 - 1.110         41           -     1.70 - 2.30      4.14 - 8.40

  Scudder Growth Strategy Portfolio           2004        64   1.094 - 1.096         70           -     1.70 - 2.10      2.24 - 6.10

  Scudder High Income Portfolio - Class B     2004       977   1.190 - 1.205      1,174       15.85     1.70 - 2.50     8.67 - 10.25
                                              2003     1,684   1.088 - 1.093      1,841           -     1.70 - 2.50      0.37 - 8.11

  Scudder Income & Growth Strategy
    Portfolio - Class B                       2004        53           1.059         56           -            1.70             3.72
  Scudder International Select Equity
    Portfolio - Class B                       2004       192   1.390 - 1.403        268        0.68     1.70 - 2.30    15.16 - 15.85
                                              2003       162   1.207 - 1.211        196           -     1.70 - 2.30     3.15 - 21.63

  Scudder Mercury Large Cap Core
    Portfolio - Class B                       2004         1           1.037          1           -            1.70             3.70

  Scudder Money Market Portfolio - Class B    2004    12,189   0.971 - 0.980     11,944        0.51     1.70 - 2.30  (1.72) - (1.21)
                                              2003    12,253   0.988 - 0.992     12,150        0.10     1.70 - 2.30  (0.60) - (0.10)

  Scudder Small Cap Growth Portfolio -        2004       171   1.221 - 1.233        210           -     1.70 - 2.30      4.06 - 8.73
    Class B                                   2003       194   1.130 - 1.134        220           -     1.70 - 2.30     1.62 - 11.42

  Scudder Strategic Income Portfolio -        2004       207   1.040 - 1.050        217           -     1.70 - 2.30      5.80 - 6.49
    Class B                                   2003       122   0.983 - 0.986        120           -     1.70 - 2.30      0.00 - 3.14

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
SCUDDER VARIABLE SERIES II (CONTINUED)
  Scudder Technology Growth Portfolio -       2004       130   1.199 - 1.215        158           -     1.70 - 2.50    (0.82) - 2.92
    Class B                                   2003       160   1.213 - 1.217        195           -     1.70 - 2.30     2.10 - 20.66

  Scudder Templeton Foreign Value
    Portfolio - Class B                       2004         1           1.054          1           -            1.70             5.40

  Scudder Total Return Portfolio - Class B    2004       489   1.099 - 1.113        542        1.28     1.70 - 2.50      3.68 - 4.51
                                              2003       375   1.060 - 1.065        399           -     1.70 - 2.50      2.42 - 6.71

  SVS Davis Venture Value Portfolio -         2004       696   1.254 - 1.270        879        0.03     1.70 - 2.50      8.67 - 9.48
    Class B                                   2003       321   1.154 - 1.160        371           -     1.70 - 2.50     8.01 - 14.94
  SVS Dreman Financial Services
    Portfolio - Class B                       2004       174   1.225 - 1.240        215        0.49     1.70 - 2.50      5.99 - 9.64
                                              2003        21   1.127 - 1.131         23           -     1.70 - 2.30      2.73 - 9.93
  SVS Dreman High Return Equity
    Portfolio - Class B                       2004       809   1.284 - 1.301      1,048        1.22     1.70 - 2.50    11.03 - 12.24
                                              2003       512   1.160 - 1.164        596           -     1.70 - 2.30    12.36 - 15.49

  SVS Dreman Small Cap Value
    Portfolio - Class B                       2004       631   1.519 - 1.538        967        0.42     1.70 - 2.50    17.12 - 23.43
                                              2003       269   1.242 - 1.246        335           -     1.70 - 2.30    14.05 - 21.09
  SVS Eagle Focused Large Cap Growth
    Portfolio - Class B                       2004       224   1.107 - 1.117        249           -     1.70 - 2.30  (0.81) - (0.27)
                                              2003       145   1.116 - 1.120        162           -     1.70 - 2.30     4.99 - 10.48

  SVS Focus Value & Growth Portfolio -        2004        22   1.256 - 1.260         28        0.33     1.90 - 2.10      6.60 - 8.18
    Class B
  Scudder Government & Agency
    Securities Portfolio - Class B            2004       462   1.000 - 1.013        467        1.87     1.70 - 2.50      0.81 - 1.60
                                              2003       420   0.992 - 0.997        418           -     1.70 - 2.50    (0.10) - 1.43
  Scudder Large Cap Value
    Portfolio - Class B                       2004       523   1.239 - 1.255        654        0.95     1.70 - 2.50      6.90 - 7.82
                                              2003       153   1.160 - 1.164        177           -     1.70 - 2.30     6.80 - 14.79

  SVS Index 500 Portfolio - Class B           2004       383   1.211 - 1.226        467        0.77     1.70 - 2.50      5.07 - 8.11
                                              2003        89   1.129 - 1.134        101           -     1.70 - 2.50      5.51 - 6.60

  SVS INVESCO Dynamic Growth Portfolio -      2004        21   1.281 - 1.290         27           -     1.70 - 2.10      8.88 - 9.60
    Class B                                   2003        17   1.174 - 1.177         20           -     1.70 - 2.10      9.62 - 9.79
  SVS Janus Growth And Income Portfolio
    - Class B                                 2004       171   1.213 - 1.224        209           -     1.70 - 2.30      8.59 - 9.19
                                              2003       169   1.117 - 1.121        189           -     1.70 - 2.30     7.20 - 11.79
  SVS Janus Growth Opportunities
    Portfolio - Class B                       2004        13           1.219         16           -            2.10             9.92
                                              2003         2           1.109          3           -            2.10             4.72

  SVS MFS Strategic Value Portfolio -         2004       446   1.285 - 1.297        576        0.08     1.70 - 2.30    12.90 - 15.39
    Class B                                   2003       372   1.120 - 1.124        417           -     1.70 - 2.30     7.25 - 10.77

  SVS Oak Strategic Equity Portfolio -        2004       204   1.171 - 1.185        241           -     1.70 - 2.50    (1.60) - 3.50
    Class B                                   2003        40   1.190 - 1.195         48           -     1.70 - 2.50     5.59 - 18.06

  SVS Turner Mid Cap Growth Portfolio -       2004       266   1.305 - 1.321        349           -     1.70 - 2.50      7.94 - 8.81
    Class B                                   2003        99   1.209 - 1.214        121           -     1.70 - 2.50     6.61 - 17.84

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
SMITH BARNEY INVESTMENT SERIES
  Smith Barney Dividend Strategy Portfolio    2004        78   1.226 - 1.235         95        0.89     1.80 - 2.20      1.16 - 1.56
                                              2003        64   1.212 - 1.216         77        0.85     1.80 - 2.20    10.55 - 16.31
  Smith Barney Premier Selections All
    Cap Growth Portfolio                      2004        62   1.312 - 1.321         81           -     2.20 - 2.60     0.46 - 10.62
                                              2003         6           1.311          8           -            2.40            12.44
SMITH BARNEY MULTIPLE DISCIPLINE TRUST
  Multiple Discipline Portfolio - All
    Cap Growth and Value                      2004     6,569   1.328 - 1.347      8,784        0.33     1.80 - 2.60      3.91 - 4.74
                                              2003     4,620   1.278 - 1.286      5,926        0.11     1.80 - 2.60    11.42 - 28.20
  Multiple Discipline Portfolio -
    Balanced All Cap Growth and Value         2004     3,049   1.211 - 1.229      3,723        0.90     1.80 - 2.60      1.24 - 4.67
                                              2003     1,606   1.186 - 1.191      1,907        0.46     1.80 - 2.40     9.31 - 15.02
  Multiple Discipline Portfolio - Global
    All Cap Growth and Value                  2004       553   1.403 - 1.418        780        0.54     1.80 - 2.40      7.59 - 8.24
                                              2003       350   1.304 - 1.310        457        0.28     1.80 - 2.40     8.71 - 34.22
  Multiple Discipline Portfolio - Large
    Cap Growth and Value                      2004       765   1.312 - 1.330      1,012        0.96     1.80 - 2.60      0.68 - 4.81
                                              2003       239   1.261 - 1.269        302        0.13     1.80 - 2.60     5.61 - 26.14
THE ALGER AMERICAN FUND
  Alger American Balanced Portfolio -
    Class S Shares                            2004       536   1.080 - 1.091        582        1.41     1.70 - 2.30      0.00 - 2.54
                                              2003       454   1.061 - 1.064        482           -     1.70 - 2.10      3.10 - 5.77
  Alger American Leveraged AllCap
    Portfolio - Class S Shares                2004        62   1.184 - 1.191         74           -     1.70 - 2.10      5.71 - 6.06
                                              2003        56   1.120 - 1.123         63           -     1.70 - 2.10      4.58 - 4.66
THE TRAVELERS SERIES TRUST
  Convertible Securities Portfolio            2004       634   1.234 - 1.252        788        2.88     1.70 - 2.50      2.24 - 4.51
                                              2003       175   1.192 - 1.198        209        8.99     1.70 - 2.30      1.02 - 8.61

  Disciplined Mid Cap Stock Portfolio         2004       146   1.525 - 1.547        226        0.36     1.70 - 2.50    13.49 - 14.51
                                              2003        78   1.343 - 1.351        105        0.86     1.70 - 2.50     1.82 - 18.99

  Equity Income Portfolio                     2004       943   1.406 - 1.429      1,338        1.47     1.70 - 2.60      7.00 - 9.81
                                              2003       522   1.314 - 1.323        688        1.78     1.70 - 2.60    10.54 - 36.26

  Federated High Yield Portfolio              2004       731   1.240 - 1.258        916        7.75     1.70 - 2.50      6.26 - 8.54
                                              2003       515   1.154 - 1.159        597       18.08     1.70 - 2.30     3.78 - 14.80

  Federated Stock Portfolio                   2004        15   1.398 - 1.408         21        1.65     1.70 - 2.10     8.73 - 11.75
                                              2003        12           1.295         16        1.83            1.70             7.65

  Large Cap Portfolio                         2004       296   1.265 - 1.285        377        0.93     1.70 - 2.60      3.77 - 5.68
                                              2003       146   1.219 - 1.227        178        0.50     1.70 - 2.60     5.27 - 10.20

  Lazard International Stock Portfolio        2004       356   1.487 - 1.511        534        2.21     1.70 - 2.60     8.49 - 13.87
                                              2003       101   1.318 - 1.327        133        1.10     1.70 - 2.60     8.84 - 22.19

  Merrill Lynch Large Cap Core Portfolio      2004     1,467   1.366 - 1.386      2,019        1.01     1.70 - 2.50     6.21 - 13.37
                                              2003        29   1.209 - 1.212         35        0.76     2.20 - 2.50     8.82 - 20.48

  MFS Emerging Growth Portfolio               2004       281   1.364 - 1.386        389           -     1.70 - 2.60     9.82 - 10.79
                                              2003       237   1.242 - 1.251        296           -     1.70 - 2.60      4.62 - 9.45

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
THE TRAVELERS SERIES TRUST (CONTINUED)
  MFS Mid Cap Growth Portfolio                2004       143   1.461 - 1.482        211           -     1.70 - 2.50     7.89 - 12.19
                                              2003        45   1.313 - 1.321         60           -     1.70 - 2.50    10.99 - 14.77

  MFS Value Portfolio                         2004        40   1.114 - 1.120         45        1.51     1.70 - 2.50    11.85 - 12.45

  Pioneer Fund Portfolio                      2004       251   1.307 - 1.327        331        1.36     1.70 - 2.60     7.37 - 11.71
                                              2003       125   1.210 - 1.214        151        3.63     1.70 - 2.20     3.33 - 15.02

  Travelers Quality Bond Portfolio            2004       897   1.034 - 1.049        937        4.99     1.70 - 2.50      0.78 - 1.55
                                              2003       587   1.026 - 1.033        605       11.13     1.70 - 2.50    (0.77) - 2.59

  U.S. Government Securities Portfolio        2004        29   1.046 - 1.050         30        6.08     1.70 - 2.30      0.19 - 3.87
TRAVELERS SERIES FUND INC.
  AIM Capital Appreciation Portfolio          2004       220   1.303 - 1.321        289        0.15     1.70 - 2.50     3.91 - 10.18
                                              2003       156   1.254 - 1.261        196           -     1.80 - 2.50     3.38 - 18.14

  MFS Total Return Portfolio                  2004     3,683   1.263 - 1.284      4,702        3.02     1.70 - 2.60      8.60 - 9.65
                                              2003     2,345   1.163 - 1.171      2,740        5.51     1.70 - 2.60     5.70 - 16.70

  Pioneer Strategic Income Portfolio          2004       273   1.087 - 1.093        297       15.87     1.70 - 2.60      4.10 - 7.94
  SB Adjustable Rate Income Portfolio -
    Class I Shares                            2004       846   0.983 - 0.993        836        1.28     1.70 - 2.50  (1.20) - (0.30)
                                              2003       354   0.997 - 0.998        353        0.66     1.70 - 2.20  (0.30) - (0.20)

  Smith Barney Aggressive Growth Portfolio    2004     1,545   1.386 - 1.406      2,158           -     1.80 - 2.60      7.11 - 7.99
                                              2003     1,374   1.294 - 1.302      1,784           -     1.80 - 2.60     6.55 - 28.01

  Smith Barney High Income Portfolio          2004     1,477   1.268 - 1.286      1,892        6.69     1.80 - 2.60      7.64 - 8.43
                                              2003     1,915   1.178 - 1.186      2,269       10.21     1.80 - 2.60     6.61 - 18.60
  Smith Barney Large Capitalization
    Growth Portfolio                          2004       453   1.345 - 1.364        615        0.37     1.80 - 2.60    (2.25) - 0.29
                                              2003       384   1.376 - 1.384        530        0.04     1.80 - 2.60    13.88 - 26.61

  Smith Barney Mid Cap Core Portfolio         2004       196   1.394 - 1.409        274           -     1.80 - 2.40      4.39 - 8.38
                                              2003       106   1.293 - 1.295        137           -     2.20 - 2.40    24.69 - 29.50

  Smith Barney Money Market Portfolio         2004     1,539   0.968 - 0.982      1,505        0.87     1.80 - 2.60  (1.73) - (0.91)
                                              2003     1,652   0.985 - 0.991      1,632        0.46     1.80 - 2.60  (1.20) - (0.61)

  Strategic Equity Portfolio                  2004       167   1.362 - 1.379        229        2.04     1.70 - 2.40      7.58 - 8.33
                                              2003        85   1.266 - 1.273        107           -     1.70 - 2.40     9.60 - 18.10

  Travelers Managed Income Portfolio          2004       836   1.039 - 1.054        875        4.78     1.80 - 2.60      0.19 - 0.96
                                              2003       652   1.037 - 1.044        678        8.39     1.80 - 2.60      0.10 - 4.00

  Van Kampen Enterprise Portfolio             2004        42   1.246 - 1.254         53        0.57     1.80 - 2.20      1.63 - 2.03
                                              2003        42   1.226 - 1.229         51        0.17     1.80 - 2.20      3.63 - 9.54

                                                                                                          EXPENSE         TOTAL
                                             YEAR               UNIT VALUE       NET     INVESTMENT(1)    RATIO(2)      RETURN(3)
                                             ENDED     UNITS     LOWEST TO      ASSETS      INCOME       LOWEST TO      LOWEST TO
                                             DEC 31   (000S)    HIGHEST ($)     ($000S)    RATIO (%)    HIGHEST (%)    HIGHEST (%)
                                             ------   ------   -------------    -------  -------------  -----------  --------------
VAN KAMPEN LIFE INVESTMENT TRUST
  Comstock Portfolio - Class II Shares        2004     1,509   1.497 - 1.518      2,278        0.48     1.70 - 2.50    14.54 - 15.44
                                              2003       370   1.307 - 1.315        486           -     1.70 - 2.50     4.14 - 17.83

  Emerging Growth Portfolio - Class I         2004       435   1.264 - 1.278        552           -     1.80 - 2.40      1.04 - 5.19
    Shares                                    2003       377   1.211 - 1.215        457           -     1.80 - 2.20     7.33 - 14.90

  Enterprise Portfolio - Class II Shares      2004       108   1.237 - 1.255        135        0.14     1.70 - 2.50      0.72 - 1.63
                                              2003       108   1.222 - 1.226        133           -     2.10 - 2.50      8.40 - 9.60
VARIABLE ANNUITY PORTFOLIOS
  Smith Barney Small Cap Growth
    Opportunities Portfolio                   2004        81   1.616 - 1.634        131        0.08     1.80 - 2.40     6.89 - 13.55
                                              2003        65   1.432 - 1.439         93           -     1.80 - 2.40    10.65 - 19.12
VARIABLE INSURANCE PRODUCTS FUND II
  Contrafund(R) Portfolio - Service Class     2004       344   1.439 - 1.460        500        0.22     1.80 - 2.60    12.33 - 13.27
                                              2003       253   1.281 - 1.289        324           -     1.80 - 2.60    11.01 - 28.50

  Contrafund(R) Portfolio - Service Class 2   2004       517   1.427 - 1.447        744        0.13     1.70 - 2.50    12.36 - 13.22
                                              2003       213   1.270 - 1.278        271           -     1.70 - 2.50     3.84 - 17.64
VARIABLE INSURANCE PRODUCTS FUND III
  Dynamic Capital Appreciation Portfolio
    - Service Class 2                         2004        77   1.234 - 1.248         95           -     1.70 - 2.30    (1.04) - 0.97
                                              2003        77   1.247 - 1.249         96           -     2.10 - 2.30      3.91 - 7.22

  Mid Cap Portfolio - Service Class 2         2004       910   1.741 - 1.769      1,599           -     1.70 - 2.60    18.00 - 22.51
                                              2003       426   1.434 - 1.444        614           -     1.70 - 2.60     5.52 - 44.04

(1) These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) These amounts represent the annualized contract expenses of the separate account, consisting primarily of mortality and expense charges, for each period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund have been excluded.

(3) These amounts represent the total return for the period indicated, including changes in the value of the underlying fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. As the total return is presented as a range of minimum to maximum values, based on the product grouping representing the minimum and maximum expense ratio amounts, some individual contract total returns are not within the ranges presented.

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003

                                           CAPITAL APPRECIATION FUND        HIGH YIELD BOND TRUST          MANAGED ASSETS TRUST
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     147,334              --              --             --              --             --
Accumulation units purchased and
  transferred from other funding options     214,426         149,059          97,785             --          45,250             --
Accumulation units redeemed and
  transferred to other funding options .     (10,943)         (1,725)           (857)            --             (54)            --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     350,817         147,334          96,928             --          45,196             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                                             ALLIANCEBERNSTEIN
                                                                                                             GROWTH AND INCOME
                                            MONEY MARKET PORTFOLIO         AIM V.I. UTILITIES FUND          PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   1,540,197              --           7,327             --         114,290             --
Accumulation units purchased and
  transferred from other funding options   3,543,397       7,496,200         221,001          7,327         120,817        114,502
Accumulation units redeemed and
  transferred to other funding options .  (3,548,030)     (5,956,003)        (54,565)            --         (11,370)          (212)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,535,564       1,540,197         173,763          7,327         223,737        114,290
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                               ALLIANCEBERNSTEIN              GLOBAL GROWTH
                                                 PREMIER GROWTH               FUND - CLASS 2                    GROWTH FUND -
                                              PORTFOLIO - CLASS B                 SHARES                       CLASS 2 SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      46,621              --       1,024,347             --       2,738,899             --
Accumulation units purchased and
  transferred from other funding options     130,522         621,136       1,436,942      3,934,563       4,038,073      3,121,258
Accumulation units redeemed and
  transferred to other funding options .      (1,411)       (574,515)       (184,466)    (2,910,216)       (451,654)      (382,359)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     175,732          46,621       2,276,823      1,024,347       6,325,318      2,738,899
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                            CREDIT SUISSE TRUST            CREDIT SUISSE TRUST
                                                GROWTH-INCOME                 EMERGING MARKETS             GLOBAL POST-VENTURE
                                            FUND - CLASS 2 SHARES                PORTFOLIO                  CAPITAL PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   3,640,571              --          19,932             --             652             --
Accumulation units purchased and
  transferred from other funding options   3,343,053       3,801,764         180,640      1,893,427          71,411          1,299
Accumulation units redeemed and
  transferred to other funding options .    (633,184)       (161,193)       (113,973)    (1,873,495)        (49,997)          (647)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   6,350,440       3,640,571          86,599         19,932          22,066            652
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                             DREYFUS SOCIALLY
                                                DELAWARE VIP                   DREYFUS MIDCAP                RESPONSIBLE GROWTH
                                                REIT SERIES -                 STOCK PORTFOLIO -                  FUND, INC.-
                                               STANDARD CLASS                  SERVICE SHARES                 SERVICE SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     299,450              --         232,314             --           5,180             --
Accumulation units purchased and
  transferred from other funding options     661,226         305,967         290,624        233,301          64,142          5,180
Accumulation units redeemed and
  transferred to other funding options .    (168,557)         (6,517)       (121,285)          (987)        (49,404)            --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     792,119         299,450         401,653        232,314          19,918          5,180
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                  DREYFUS VIF                    DREYFUS VIF
                                                 APPRECIATION                 DEVELOPING LEADERS
                                                  PORTFOLIO -                PORTFOLIO - INITIAL             FRANKLIN SMALL CAP
                                                INITIAL SHARES                     SHARES                  FUND - CLASS 2 SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      86,343              --         343,709             --         702,526             --
Accumulation units purchased and
  transferred from other funding options      49,766          86,363         282,791        346,175         210,994        703,630
Accumulation units redeemed and
  transferred to other funding options .      (4,453)            (20)        (49,284)        (2,466)        (64,464)        (1,104)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     131,656          86,343         577,216        343,709         849,056        702,526
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                 MUTUAL SHARES               TEMPLETON DEVELOPING             TEMPLETON FOREIGN
                                               SECURITIES FUND -              MARKETS SECURITIES             SECURITIES FUND -
                                                CLASS 2 SHARES              FUND - CLASS 2 SHARES              CLASS 2 SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     952,610              --         261,003             --         435,003             --
Accumulation units purchased and
  transferred from other funding options   1,287,612         958,167         523,321        261,568         547,344      3,458,783
Accumulation units redeemed and
  transferred to other funding options .     (40,688)         (5,557)       (212,258)          (565)        (49,108)    (3,023,780)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   2,199,534         952,610         572,066        261,003         933,239        435,003
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                              TEMPLETON GROWTH
                                              SECURITIES FUND -                                            DIVERSIFIED STRATEGIC
                                               CLASS 2 SHARES               APPRECIATION PORTFOLIO            INCOME PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     663,855              --         454,938             --         924,992             --
Accumulation units purchased and
  transferred from other funding options     762,315       2,993,457         279,426        488,750         264,990      1,082,145
Accumulation units redeemed and
  transferred to other funding options .    (389,506)     (2,329,602)        (22,926)       (33,812)       (628,502)      (157,153)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,036,664         663,855         711,438        454,938         561,480        924,992
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                             SALOMON BROTHERS
                                                 EQUITY INDEX                                               VARIABLE AGGRESSIVE
                                                 PORTFOLIO -                     FUNDAMENTAL                    GROWTH FUND -
                                               CLASS II SHARES                VALUE PORTFOLIO                  CLASS I SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     619,158              --         663,537             --         114,281             --
Accumulation units purchased and
  transferred from other funding options   1,087,538       1,530,562         313,659        668,382          93,938        511,791
Accumulation units redeemed and
  transferred to other funding options .    (673,299)       (911,404)        (60,582)        (4,845)         (3,836)      (397,510)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,033,397         619,158         916,614        663,537         204,383        114,281
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                              SALOMON BROTHERS
                                              VARIABLE GROWTH &                                             GLOBAL LIFE SCIENCES
                                                INCOME FUND -                BALANCED PORTFOLIO -           PORTFOLIO - SERVICE
                                                CLASS I SHARES                  SERVICE SHARES                     SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     126,223              --         382,867             --           4,516             --
Accumulation units purchased and
  transferred from other funding options      94,167         126,378         304,317        487,005          73,165          4,516
Accumulation units redeemed and
  transferred to other funding options .      (6,740)           (155)       (391,360)      (104,138)        (36,577)            --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     213,650         126,223         295,824        382,867          41,104          4,516
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                              GLOBAL TECHNOLOGY                MID CAP GROWTH                WORLDWIDE GROWTH
                                             PORTFOLIO - SERVICE             PORTFOLIO - SERVICE                PORTFOLIO -
                                                   SHARES                          SHARES                     SERVICE SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      19,017              --         103,670             --         272,448             --
Accumulation units purchased and
  transferred from other funding options      25,058          19,017           8,003        103,672         180,552      1,359,498
Accumulation units redeemed and
  transferred to other funding options .      (1,254)             --          (6,017)            (2)       (416,176)    (1,087,050)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      42,821          19,017         105,656        103,670          36,824        272,448
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                              LAZARD RETIREMENT                  GROWTH AND
                                             SMALL CAP PORTFOLIO              INCOME PORTFOLIO            MID-CAP VALUE PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      68,261              --         695,556             --         750,776             --
Accumulation units purchased and
  transferred from other funding options     126,561          68,262         821,692        704,521       1,965,467        754,671
Accumulation units redeemed and
  transferred to other funding options .     (13,893)             (1)       (101,800)        (8,965)       (117,039)        (3,895)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     180,929          68,261       1,415,448        695,556       2,599,204        750,776
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                MERRILL LYNCH                   MERRILL LYNCH                OPPENHEIMER MAIN
                                              GLOBAL ALLOCATION              VALUE OPPORTUNITIES              STREET FUND/VA -
                                            V.I. FUND - CLASS III           V.I. FUND - CLASS III              SERVICE SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...       4,763              --           4,732             --              --             --
Accumulation units purchased and
  transferred from other funding options   1,382,567           4,763         679,272          4,732          31,938             --
Accumulation units redeemed and
  transferred to other funding options .     (30,913)             --          (6,519)            --              --             --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,356,417           4,763         677,485          4,732          31,938             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                                          PUTNAM VT INTERNATIONAL
                                            REAL RETURN PORTFOLIO -        TOTAL RETURN PORTFOLIO -            EQUITY FUND -
                                             ADMINISTRATIVE CLASS            ADMINISTRATIVE CLASS             CLASS IB SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   1,061,181              --       3,097,953             --         151,399             --
Accumulation units purchased and
  transferred from other funding options   2,158,213       2,396,652       3,185,063      4,559,348          57,879     19,712,002
Accumulation units redeemed and
  transferred to other funding options .    (972,872)     (1,335,471)     (1,192,036)    (1,461,395)        (48,557)   (19,560,603)
                                          ----------      ----------      ----------     ----------      ----------    -----------
Accumulation units end of year .........   2,246,522       1,061,181       5,090,980      3,097,953         160,721        151,399
                                          ==========      ==========      ==========     ==========      ==========    ===========

                                               PUTNAM VT SMALL
                                              CAP VALUE FUND -
                                               CLASS IB SHARES              ALL CAP FUND - CLASS I        INVESTORS FUND - CLASS I
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     272,698              --         199,361             --         190,557             --
Accumulation units purchased and
  transferred from other funding options     194,173         275,827         297,959        203,853         148,616        196,814
Accumulation units redeemed and
  transferred to other funding options .     (34,851)         (3,129)        (61,982)        (4,492)        (92,939)        (6,257)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     432,020         272,698         435,338        199,361         246,234        190,557
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                                            SCUDDER REAL ESTATE
                                               LARGE CAP GROWTH               SMALL CAP GROWTH             SECURITIES PORTFOLIO -
                                                FUND - CLASS I                  FUND - CLASS I                    CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      79,747              --         224,710             --         192,512             --
Accumulation units purchased and
  transferred from other funding options      65,792       1,006,902         931,724      3,195,869         283,428        193,496
Accumulation units redeemed and
  transferred to other funding options .     (12,151)       (927,155)       (606,630)    (2,971,159)       (134,812)          (984)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     133,388          79,747         549,804        224,710         341,128        192,512
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                 21ST CENTURY
                                               GROWTH PORTFOLIO -              CAPITAL GROWTH                GLOBAL DISCOVERY
                                                    CLASS B                  PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      17,276              --         167,768             --          63,374             --
Accumulation units purchased and
  transferred from other funding options       5,696          17,276         131,318        167,768          83,972         64,141
Accumulation units redeemed and
  transferred to other funding options .      (2,528)             --         (79,314)            --         (56,885)          (767)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      20,444          17,276         219,772        167,768          90,461         63,374
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                               GROWTH AND INCOME               HEALTH SCIENCES                 INTERNATIONAL
                                              PORTFOLIO - CLASS B            PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     140,608              --          49,891             --          77,940             --
Accumulation units purchased and
  transferred from other funding options     112,963         140,622         146,115         49,891       1,115,026      1,071,161
Accumulation units redeemed and
  transferred to other funding options .     (12,863)            (14)        (67,630)            --        (929,988)      (993,221)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     240,708         140,608         128,376         49,891         262,978         77,940
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                              SCUDDER AGGRESSIVE                                           SCUDDER CONSERVATIVE
                                              GROWTH PORTFOLIO -             SCUDDER BLUE CHIP               INCOME STRATEGY
                                                   CLASS B                  PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      11,650              --          84,955             --              --             --
Accumulation units purchased and
  transferred from other funding options      64,373          11,650         288,130         84,988          13,511             --
Accumulation units redeemed and
  transferred to other funding options .     (64,173)             --         (63,676)           (33)             --             --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      11,850          11,650         309,409         84,955          13,511             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                SCUDDER FIXED                  SCUDDER GLOBAL                SCUDDER GROWTH &
                                              INCOME PORTFOLIO -                 BLUE CHIP                   INCOME STRATEGY
                                                   CLASS B                  PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     466,027              --          62,231             --              --             --
Accumulation units purchased and
  transferred from other funding options     621,035         468,760         146,360         62,231         185,057             --
Accumulation units redeemed and
  transferred to other funding options .    (300,604)         (2,733)        (93,896)            --          (2,060)            --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     786,458         466,027         114,695         62,231         182,997             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                              SCUDDER GROWTH
                                                SCUDDER GROWTH              STRATEGY PORTFOLIO -           SCUDDER HIGH INCOME
                                              PORTFOLIO - CLASS B                  CLASS B                 PORTFOLIO - CLASS B
                                          --------------------------      -------------------------     --------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      37,400              --              --             --       1,684,152             --
Accumulation units purchased and
  transferred from other funding options      63,205          37,403          63,914             --      16,935,864      4,444,417
Accumulation units redeemed and
  transferred to other funding options .     (27,084)             (3)             --             --     (17,643,065)    (2,760,265)
                                          ----------      ----------      ----------     ----------     -----------     ----------
Accumulation units end of year .........      73,521          37,400          63,914             --         976,951      1,684,152
                                          ==========      ==========      ==========     ==========     ===========     ==========

                                               SCUDDER INCOME &             SCUDDER INTERNATIONAL             SCUDDER MERCURY
                                               GROWTH STRATEGY                 SELECT EQUITY                  LARGE CAP CORE
                                             PORTFOLIO - CLASS B            PORTFOLIO - CLASS B                 PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...          --              --         162,169             --              --             --
Accumulation units purchased and
  transferred from other funding options      53,007              --       2,475,750      1,916,005           1,000             --
Accumulation units redeemed and
  transferred to other funding options .          --              --      (2,446,201)    (1,753,836)             --             --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      53,007              --         191,718        162,169           1,000             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                               SCUDDER MONEY                  SCUDDER SMALL CAP               SCUDDER STRATEGIC
                                             MARKET PORTFOLIO -               GROWTH PORTFOLIO -             INCOME PORTFOLIO -
                                                  CLASS B                         CLASS B                         CLASS B
                                         ---------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...  12,253,050              --         194,010             --         122,095             --
Accumulation units purchased and
  transferred from other funding options  21,910,088      16,870,673          91,491        195,633         177,172        159,355
Accumulation units redeemed and
  transferred to other funding options . (21,973,965)     (4,617,623)       (114,325)        (1,623)        (92,112)       (37,260)
                                         -----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........  12,189,173      12,253,050         171,176        194,010         207,155        122,095
                                         ===========      ==========      ==========     ==========      ==========     ==========

                                                                             SCUDDER TEMPLETON
                                              SCUDDER TECHNOLOGY               FOREIGN VALUE               SCUDDER TOTAL RETURN
                                          GROWTH PORTFOLIO - CLASS B         PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     160,139              --              --             --         375,035             --
Accumulation units purchased and
  transferred from other funding options     153,025         161,697           1,000             --         277,519        386,625
Accumulation units redeemed and
  transferred to other funding options .    (182,811)         (1,558)             --             --        (163,962)       (11,590)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     130,353         160,139           1,000             --         488,592        375,035
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)


                                                                            SVS DREMAN FINANCIAL                 SVS DREMAN
                                               SVS DAVIS VENTURE                  SERVICES                  HIGH RETURN EQUITY
                                           VALUE PORTFOLIO - CLASS B         PORTFOLIO - CLASS B            PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     320,787              --          20,532             --         512,448             --
Accumulation units purchased and
  transferred from other funding options     439,274         321,059         164,827         20,566         577,982        513,833
Accumulation units redeemed and
  transferred to other funding options .     (64,198)           (272)        (11,264)           (34)       (281,807)        (1,385)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     695,863         320,787         174,095         20,532         808,623        512,448
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                  SVS DREMAN                  SVS EAGLE FOCUSED              SVS FOCUS VALUE &
                                               SMALL CAP VALUE                LARGE CAP GROWTH                    GROWTH
                                             PORTFOLIO - CLASS B            PORTFOLIO - CLASS B             PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     269,099              --         145,127             --              --             --
Accumulation units purchased and
  transferred from other funding options     489,596         270,825         147,852        145,142          24,836             --
Accumulation units redeemed and
  transferred to other funding options .    (127,363)         (1,726)        (68,783)           (15)         (2,741)            --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     631,332         269,099         224,196        145,127          22,095             --
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                            SCUDDER GOVERNMENT &
                                             AGENCY SECURITIES               SCUDDER LARGE CAP                SVS INDEX 500
                                            PORTFOLIO - CLASS B           VALUE PORTFOLIO - CLASS B         PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     419,939              --         152,569             --          89,153             --
Accumulation units purchased and
  transferred from other funding options     396,600      12,086,557         475,189        155,361         415,451         89,704
Accumulation units redeemed and
  transferred to other funding options .    (354,286)    (11,666,618)       (104,544)        (2,792)       (122,044)          (551)
                                          ----------     -----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     462,253         419,939         523,214        152,569         382,560         89,153
                                          ==========     ===========      ==========     ==========      ==========     ==========

                                                                               SVS JANUS GROWTH               SVS JANUS GROWTH
                                              SVS INVESCO DYNAMIC           AND INCOME PORTFOLIO -       OPPORTUNITIES PORTFOLIO -
                                          GROWTH PORTFOLIO - CLASS B               CLASS B                        CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      16,854              --         168,600             --           2,499             --
Accumulation units purchased and
  transferred from other funding options       5,192          18,246          79,555        169,087          10,658          2,499
Accumulation units redeemed and
  transferred to other funding options .      (1,017)         (1,392)        (76,702)          (487)             --             --
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      21,029          16,854         171,453        168,600          13,157          2,499
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                                SVS TURNER
                                               SVS MFS STRATEGIC          SVS OAK STRATEGIC EQUITY             MID CAP GROWTH
                                           VALUE PORTFOLIO - CLASS B        PORTFOLIO - CLASS B             PORTFOLIO - CLASS B
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     372,010              --          40,131             --          99,479             --
Accumulation units purchased and
  transferred from other funding options     126,192         373,460         176,992         42,449         289,545        100,818
Accumulation units redeemed and
  transferred to other funding options .     (52,150)         (1,450)        (13,283)        (2,318)       (123,432)        (1,339)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     446,052         372,010         203,840         40,131         265,592         99,479
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                 SMITH BARNEY                MULTIPLE DISCIPLINE
                                             SMITH BARNEY DIVIDEND            PREMIER SELECTIONS            PORTFOLIO - ALL CAP
                                              STRATEGY PORTFOLIO           ALL CAP GROWTH PORTFOLIO           GROWTH AND VALUE
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      63,881              --           6,174             --       4,620,470             --
Accumulation units purchased and
  transferred from other funding options      59,255          63,881          55,340          6,174       2,938,197      4,666,447
Accumulation units redeemed and
  transferred to other funding options .     (45,310)             --              --             --        (989,236)       (45,977)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      77,826          63,881          61,514          6,174       6,569,431      4,620,470
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                             MULTIPLE DISCIPLINE             MULTIPLE DISCIPLINE            MULTIPLE DISCIPLINE
                                           PORTFOLIO - BALANCED ALL         PORTFOLIO - GLOBAL ALL         PORTFOLIO - LARGE CAP
                                             CAP GROWTH AND VALUE            CAP GROWTH AND VALUE            GROWTH AND VALUE
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   1,605,698              --         350,120             --         238,871             --
Accumulation units purchased and
  transferred from other funding options   1,865,576       1,634,597         219,100        350,142         542,847        793,259
Accumulation units redeemed and
  transferred to other funding options .    (422,624)        (28,899)        (16,452)           (22)        (16,489)      (554,388)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   3,048,650       1,605,698         552,768        350,120         765,229        238,871
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                ALGER AMERICAN            ALGER AMERICAN LEVERAGED
                                             BALANCED PORTFOLIO -             ALLCAP PORTFOLIO -           CONVERTIBLE SECURITIES
                                                CLASS S SHARES                  CLASS S SHARES                   PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     453,815              --          55,768             --         175,216             --
Accumulation units purchased and
  transferred from other funding options     229,102         455,808          61,970         56,010         523,226        439,210
Accumulation units redeemed and
  transferred to other funding options .    (146,993)         (1,993)        (55,388)          (242)        (64,823)      (263,994)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     535,924         453,815          62,350         55,768         633,619        175,216
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                             DISCIPLINED MID CAP                                               FEDERATED HIGH
                                               STOCK PORTFOLIO             EQUITY INCOME PORTFOLIO            YIELD PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      77,898              --         521,852             --         515,412             --
Accumulation units purchased and
  transferred from other funding options      72,501          78,451         608,668        526,799         370,894        789,392
Accumulation units redeemed and
  transferred to other funding options .      (4,124)           (553)       (187,328)        (4,947)       (155,350)      (273,980)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     146,275          77,898         943,192        521,852         730,956        515,412
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                                           LAZARD INTERNATIONAL
                                           FEDERATED STOCK PORTFOLIO         LARGE CAP PORTFOLIO              STOCK PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      12,153              --         145,868             --         100,810             --
Accumulation units purchased and
  transferred from other funding options       5,040          12,153         151,313      2,886,901         274,949      8,483,374
Accumulation units redeemed and
  transferred to other funding options .      (2,351)             --          (1,236)    (2,741,033)        (19,525)    (8,382,564)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      14,842          12,153         295,945        145,868         356,234        100,810
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                             MERRILL LYNCH LARGE                MFS EMERGING                    MFS MID CAP
                                             CAP CORE PORTFOLIO               GROWTH PORTFOLIO               GROWTH PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      29,206              --         237,171             --          45,217             --
Accumulation units purchased and
  transferred from other funding options   1,451,984          29,638          52,794        237,175         116,259         45,489
Accumulation units redeemed and
  transferred to other funding options .     (14,612)           (432)         (8,618)            (4)        (18,852)          (272)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,466,578          29,206         281,347        237,171         142,624         45,217
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                                                            TRAVELERS QUALITY
                                             MFS VALUE PORTFOLIO           PIONEER FUND PORTFOLIO             BOND PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...          --              --         124,535             --         586,544             --
Accumulation units purchased and
  transferred from other funding options      40,134              --         145,429        124,896         802,244      2,658,042
Accumulation units redeemed and
  transferred to other funding options .         (46)             --         (18,920)          (361)       (491,763)    (2,071,498)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      40,088              --         251,044        124,535         897,025        586,544
                                          ==========      ==========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                               U.S. GOVERNMENT                   AIM CAPITAL                     MFS TOTAL
                                            SECURITIES PORTFOLIO           APPRECIATION PORTFOLIO            RETURN PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...          --              --         155,838             --       2,344,840             --
Accumulation units purchased and
  transferred from other funding options      29,984              --          70,705        157,858       1,697,070      2,351,659
Accumulation units redeemed and
  transferred to other funding options .        (999)             --          (6,309)        (2,020)       (359,206)        (6,819)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      28,985              --         220,234        155,838       3,682,704      2,344,840
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                             SB ADJUSTABLE RATE                SMITH BARNEY
                                             PIONEER STRATEGIC               INCOME PORTFOLIO -             AGGRESSIVE GROWTH
                                             INCOME PORTFOLIO                  CLASS I SHARES                   PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...          --              --         353,665             --       1,374,499             --
Accumulation units purchased and
  transferred from other funding options     272,540              --         737,170        678,646         527,583      1,377,182
Accumulation units redeemed and
  transferred to other funding options .          --              --        (245,286)      (324,981)       (356,842)        (2,683)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     272,540              --         845,549        353,665       1,545,240      1,374,499
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                              SMITH BARNEY LARGE                SMITH BARNEY
                                              SMITH BARNEY HIGH             CAPITALIZATION GROWTH                 MID CAP
                                              INCOME PORTFOLIO                    PORTFOLIO                    CORE PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   1,914,955              --         384,017             --         106,098             --
Accumulation units purchased and
  transferred from other funding options     551,155       1,989,704         106,685        384,021          91,224        107,395
Accumulation units redeemed and
  transferred to other funding options .    (989,239)        (74,749)        (37,340)            (4)         (1,323)        (1,297)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,476,871       1,914,955         453,362        384,017         195,999        106,098
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                             SMITH BARNEY MONEY                  STRATEGIC                   TRAVELERS MANAGED
                                             MARKET PORTFOLIO                 EQUITY PORTFOLIO                INCOME PORTFOLIO
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...   1,651,580              --          84,639             --         651,709             --
Accumulation units purchased and
  transferred from other funding options   1,820,925      41,251,595          88,788         84,745         335,181        772,897
Accumulation units redeemed and
  transferred to other funding options .  (1,933,842)    (39,600,015)         (6,216)          (106)       (151,273)      (121,188)
                                          ----------     -----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........   1,538,663       1,651,580         167,211         84,639         835,617        651,709
                                          ==========     ===========      ==========     ==========      ==========     ==========

8. SCHEDULE OF ACCUMULATION UNITS

FOR THE YEAR ENDED DECEMBER 31, 2004 AND THE PERIOD MARCH 18, 2003 (DATE OPERATIONS COMMENCED) TO DECEMBER 31, 2003 (CONTINUED)

                                                                                                              EMERGING GROWTH
                                                  VAN KAMPEN                COMSTOCK PORTFOLIO -                PORTFOLIO -
                                             ENTERPRISE PORTFOLIO              CLASS II SHARES                CLASS I SHARES
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...      41,560              --         370,465             --         376,866             --
Accumulation units purchased and
  transferred from other funding options       1,795          41,560       1,170,588        377,202          67,376        376,867
Accumulation units redeemed and
  transferred to other funding options .      (1,308)             --         (32,082)        (6,737)         (9,566)            (1)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........      42,047          41,560       1,508,971        370,465         434,676        376,866
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                           SMITH BARNEY SMALL CAP
                                            ENTERPRISE PORTFOLIO -           GROWTH OPPORTUNITIES        CONTRAFUND(R) PORTFOLIO -
                                               CLASS II SHARES                    PORTFOLIO                    SERVICE CLASS
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     108,367              --          64,793             --         252,564             --
Accumulation units purchased and
  transferred from other funding options          --         108,367          24,060         64,793         102,897        255,555
Accumulation units redeemed and
  transferred to other funding options .          (3)             --          (8,140)            --         (11,090)        (2,991)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     108,364         108,367          80,713         64,793         344,371        252,564
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                                              DYNAMIC CAPITAL
                                          CONTRAFUND(R) PORTFOLIO -        APPRECIATION PORTFOLIO -          MID CAP PORTFOLIO -
                                              SERVICE CLASS 2                  SERVICE CLASS 2                SERVICE CLASS 2
                                          --------------------------      -------------------------      -------------------------
                                             2004            2003            2004           2003            2004           2003
                                             ----            ----            ----           ----            ----           ----
Accumulation units beginning of year ...     212,628              --          77,188             --         426,500             --
Accumulation units purchased and
  transferred from other funding options     320,773         213,208          65,168         77,188         656,949        434,611
Accumulation units redeemed and
  transferred to other funding options .     (16,258)           (580)        (65,650)            --        (173,826)        (8,111)
                                          ----------      ----------      ----------     ----------      ----------     ----------
Accumulation units end of year .........     517,143         212,628          76,706         77,188         909,623        426,500
                                          ==========      ==========      ==========     ==========      ==========     ==========

                                                   COMBINED
                                          ---------------------------
                                             2004            2003
                                             ----            ----
Accumulation units beginning of year ...   63,620,463              --
Accumulation units purchased and
  transferred from other funding options  101,440,379     186,215,347
Accumulation units redeemed and
  transferred to other funding options .  (64,690,368)   (122,594,884)
                                          -----------    ------------
Accumulation units end of year .........  100,370,474      63,620,463
                                          ===========    ============

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors of the Travelers Life and Annuity Company and
Owners of Variable Annuity Contracts of TLAC Variable Annuity Separate Account 2002:

We have audited the accompanying statement of assets and liabilities of TLAC Variable Annuity Separate Account 2002 as of December 31, 2004 and the related statement of operations for the year then ended and the statement of changes in net assets and financial highlights for the period March 18, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the underlying funds. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of TLAC Variable Annuity Separate Account 2002 as of December 31, 2004, the results of its operations for the year then ended, the changes in the net assets and the financial highlights for the period March 18, 2003 (date operations commenced) to December 31, 2003 and for the year ended December 31, 2004, in conformity with accounting principles generally accepted in the United States of America.


/s/ KPMG LLP

Hartford, Connecticut
March 16, 2005

                              INDEPENDENT AUDITORS
                              --------------------
                                    KPMG LLP
                              Hartford, Connecticut

This report is prepared for the general information of contract owners and is not an offer of units of TLAC Variable Annuity Separate Account 2002 or shares of TLAC Separate Account 2002's underlying funds. It should not be used in connection with any offer except in conjunction with the Prospectus for TLAC Variable Annuity Separate Account 2002 product(s) offered by The Travelers Life and Annuity Company and the Prospectuses of the underlying funds, which collectively contain all pertinent information, including additional information on charges and expenses.


TLACSEP2002 (Annual) (12-04) Printed in U.S.A.


             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

We have audited the accompanying balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity, and cash flows for each of the years in the three-year period ended December 31, 2004. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the results of its operations and its cash flows for each of the years in the three-year period ended December 31, 2004, in conformity with U.S. generally accepted accounting principles.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                              STATEMENTS OF INCOME
                                 ($ IN MILLIONS)

FOR THE YEAR ENDED DECEMBER 31,                       2004      2003      2002
                                                      ----      ----      ----

REVENUES
Premiums                                              $  40     $  41     $  43
Net investment income                                   389       356       312
Net realized investment gains (losses)                   17        (7)      (31)
Fee income                                              371       237       190
Other revenues                                            5        19        19
-------------------------------------------------------------------------------
     Total Revenues                                     822       646       533
-------------------------------------------------------------------------------

BENEFITS AND EXPENSES
Current and future insurance benefits                    85        90        94
Interest credited to contractholders                    241       217       181
Amortization of deferred acquisition costs              226       136        67
General and administrative expenses                      63        49        32
-------------------------------------------------------------------------------
     Total Benefits and Expenses                        615       492       374
-------------------------------------------------------------------------------

Income before federal income taxes                      207       154       159
-------------------------------------------------------------------------------

Federal income taxes
     Current                                             96        74       (31)
     Deferred                                           (47)      (39)       87
-------------------------------------------------------------------------------
     Total Federal Income Taxes                          49        35        56
-------------------------------------------------------------------------------

Net Income                                            $ 158     $ 119     $ 103
===============================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                 BALANCE SHEETS
                                 ($IN MILLIONS)

AT DECEMBER 31,                                                                             2004       2003
------------------------------------------------------------------------------------------------------------
ASSETS
Fixed maturities, available for sale at fair value (including $133 and $131 subject to
     securities lending agreements) (cost $5,929 and $5,034)                              $ 6,261    $ 5,357
Equity securities, at fair value (cost $16 and $8)                                             19          8
Mortgage loans                                                                                212        136
Short-term securities                                                                         420        195
Other invested assets                                                                         417        393
------------------------------------------------------------------------------------------------------------
      Total Investments                                                                     7,329      6,089
------------------------------------------------------------------------------------------------------------
Separate and variable accounts                                                             11,631      9,690
Deferred acquisition costs                                                                  1,522      1,279
Premiums and fees receivable                                                                   75         67
Other assets                                                                                  268        313
------------------------------------------------------------------------------------------------------------
     Total Assets                                                                         $20,825    $17,438
------------------------------------------------------------------------------------------------------------

LIABILITIES
Future policy benefits and claims                                                         $ 1,079    $ 1,098
Contractholder funds                                                                        5,227      4,512
Separate and variable accounts                                                             11,631      9,690
Deferred federal income taxes                                                                 180        225
Other liabilities                                                                             747        515
------------------------------------------------------------------------------------------------------------
     Total Liabilities                                                                     18,864     16,039
------------------------------------------------------------------------------------------------------------

SHAREHOLDER'S EQUITY
Common stock, par value $100; 100,000 shares authorized,
   30,000 issued and outstanding                                                                3          3
Additional paid-in capital                                                                    817        417
Retained earnings                                                                             922        764
Accumulated other changes in equity from nonowner sources                                     219        215
------------------------------------------------------------------------------------------------------------
     Total Shareholder's Equity                                                             1,961      1,399
------------------------------------------------------------------------------------------------------------

     Total Liabilities and Shareholder's Equity                                           $20,825    $17,438
============================================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                  STATEMENTS OF CHANGES IN SHAREHOLDER'S EQUITY
                                 ($ IN MILLIONS)

                                                                 FOR THE YEAR ENDED
                                                                     DECEMBER 31,
-----------------------------------------------------------------------------------------
COMMON STOCK                                                2004        2003        2002
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $     3     $     3     $     3
Changes in common stock                                        --          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $     3     $     3     $     3
=========================================================================================

-----------------------------------------------------------------------------------------
ADDITIONAL PAID-IN CAPITAL
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $   417     $   417     $   417
Capital contributed by parent                                 400          --          --
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   817     $   417     $   417
=========================================================================================

-----------------------------------------------------------------------------------------
RETAINED EARNINGS
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   764     $   645     $   542
Net income                                                    158         119         103
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   922     $   764     $   645
=========================================================================================

-----------------------------------------------------------------------------------------
ACCUMULATED OTHER CHANGES
IN EQUITY FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Balance, beginning of year                                $   215     $    95     $    16
Unrealized gains, net of tax                                    9         123          72
Derivative instrument hedging activity gains (losses),
    net of tax                                                 (5)         (3)          7
-----------------------------------------------------------------------------------------
Balance, end of year                                      $   219     $   215     $    95
=========================================================================================

-----------------------------------------------------------------------------------------
SUMMARY OF CHANGES IN EQUITY
FROM NONOWNER SOURCES
-----------------------------------------------------------------------------------------

Net income                                                $   158     $   119     $   103
Other changes in equity from nonowner sources                   4         120          79
-----------------------------------------------------------------------------------------
Total changes in equity from nonowner sources             $   162     $   239     $   182
=========================================================================================

-----------------------------------------------------------------------------------------
TOTAL SHAREHOLDER'S EQUITY
-----------------------------------------------------------------------------------------
Balance, beginning of year                                $ 1,399     $ 1,160     $   978
Changes in total shareholder's equity                         562         239         182
-----------------------------------------------------------------------------------------
Balance, end of year                                      $ 1,961     $ 1,399     $ 1,160
=========================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                            STATEMENTS OF CASH FLOWS
                           INCREASE (DECREASE) IN CASH
                                 ($ IN MILLIONS)

FOR THE YEARS ENDED DECEMBER 31,                                 2004        2003        2002
-----------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
     Premiums collected                                         $    39     $    44     $    44
     Net investment income received                                 383         320         277
     Fee and other income received                                  399         265         239
     Benefits and claims paid                                      (134)       (106)       (104)
     Interest paid to contractholders                              (241)       (217)       (181)
     Operating expenses paid                                       (470)       (437)       (344)
     Income taxes (paid) received                                   179        (135)         89
     Other                                                          (46)         41         (21)
-----------------------------------------------------------------------------------------------
         Net Cash Provided by (Used in) Operating Activities        109        (225)         (1)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM INVESTING ACTIVITIES
     Proceeds from maturities of investments
         Fixed maturities                                           489         520         255
         Mortgage loans                                              53          23          36
     Proceeds from sales of investments
         Fixed maturities                                           802       1,658       1,690
         Equity securities                                           19           8          36
         Mortgage loans                                               6          --          --
         Real estate held for sale                                    2           1          --
     Purchases of investments
         Fixed maturities                                        (2,179)     (2,824)     (3,018)
         Equity securities                                          (30)         (4)        (36)
         Mortgage loans                                            (136)        (28)        (45)
     Policy loans, net                                               (5)          1         (11)
     Short-term securities (purchases) sales, net                  (225)        280        (269)
     Other investment purchases, net                                (43)        (46)        (21)
     Securities transactions in course of settlement, net            23          (4)        118
-----------------------------------------------------------------------------------------------
         Net Cash Used in Investing Activities                   (1,224)       (415)     (1,265)
-----------------------------------------------------------------------------------------------

CASH FLOWS FROM FINANCING ACTIVITIES
     Contractholder fund deposits                                 1,023         914       1,486
     Contractholder fund withdrawals                               (308)       (288)       (224)
     Contribution from parent company                               400          --          --
-----------------------------------------------------------------------------------------------
         Net Cash Provided by Financing Activities                1,115         626       1,262
-----------------------------------------------------------------------------------------------
Net increase (decrease) in cash                                      --         (14)         (4)
Cash at beginning of year                                             1          15          19
-----------------------------------------------------------------------------------------------
Cash at December 31,                                            $     1     $     1     $    15
===============================================================================================

                       See Notes to Financial Statements.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS

1.    SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

      Significant accounting policies used in the preparation of the accompanying financial statements follow.

      BASIS OF PRESENTATION

      The Travelers Life and Annuity Company (the Company) is a wholly owned subsidiary of The Travelers Insurance Company (TIC), a wholly owned subsidiary of Citigroup Insurance Holding Corporation (CIHC), an indirect wholly owned subsidiary of Citigroup Inc. (Citigroup), a diversified global financial services holding company whose businesses provide a broad range of financial services to consumer and corporate customers around the world.

      On January 31, 2005, Citigroup announced its intention to sell its Life Insurance and Annuities business, which includes TIC, the Company and certain other businesses, to MetLife. TIC's Primerica Life Segment will remain part of Citigroup. See Note 14.

      The financial statements and accompanying footnotes of the Company are prepared in conformity with U.S. generally accepted accounting principles
      (GAAP). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and benefits and expenses during the reporting period. Actual results could differ from those estimates.

      Certain prior year amounts have been reclassified to conform to the 2004 presentation.

      ACCOUNTING CHANGES

      ACCOUNTING AND REPORTING BY INSURANCE ENTERPRISES FOR CERTAIN NONTRADITIONAL LONG-DURATION CONTRACTS AND FOR SEPARATE ACCOUNTS

      On January 1, 2004, the Company adopted the Accounting Standards Executive Committee of the American Institute of Certified Public Accountants Statement of Position 03-1, "Accounting and Reporting by Insurance Enterprises for Certain Nontraditional Long-Duration Contracts and for Separate Accounts" (SOP 03-1). The main components of SOP 03-1 provide guidance on accounting and reporting by insurance enterprises for separate account presentation, accounting for an insurer's interest in a separate account, transfers to a separate account, valuation of certain liabilities, contracts with death or other benefit features, contracts that provide annuitization benefits, and sales inducements to contract holders.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The following summarizes the more significant aspects of the Company's adoption of SOP 03-1:

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with guaranteed minimum death benefit
      (GMDB), features SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under universal life (UL) and variable universal life (VUL) products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      SALES INDUCEMENTS TO CONTRACT HOLDERS. SOP 03-1 provides that, prospectively, sales inducements provided to contract holders meeting certain criteria are capitalized and amortized over the expected life of the contract as a component of benefit expense. During 2004, the Company capitalized sales inducements of approximately $24.9 million in accordance with SOP 03-1. These inducements relate to bonuses on certain products offered by the Company. For the twelve months ended December 31, 2004, amortization of these capitalized amounts was insignificant.

      CONSOLIDATION OF VARIABLE INTEREST ENTITIES

      On January 1, 2004, the Company adopted the Financial Accounting Standards Board (FASB) Interpretation No. 46, "Consolidation of Variable Interest Entities (revised December 2003)" (FIN 46-R), which includes substantial changes from the original FIN 46. Included in these changes, the calculation of expected losses and expected residual returns has been altered to reduce the impact of decision maker and guarantor fees in the calculation of expected residual returns and expected losses. In addition, the definition of a variable interest has been changed in the revised guidance. FIN 46 and FIN 46-R change the method of determining whether certain entities should be included in the Company's financial statements. The Company has evaluated the impact of applying FIN 46-R to existing variable interest entities in which it has variable interests. The effect of adopting FIN 46-R on the Company's balance sheet is immaterial.

      An entity is subject to FIN 46 and FIN 46-R and is called a VIE if it has
      (1) equity that is insufficient to permit the entity to finance its activities without additional subordinated financial support from other parties, or (2) equity investors that cannot make significant decisions about the entity's operations or that do not absorb the expected losses or receive the expected returns of the entity. All other entities are evaluated for consolidation under Statement of Financial Accounting Standards (SFAS) No. 94, "Consolidation of All Majority-Owned Subsidiaries" (SFAS 94). A VIE is consolidated by its primary beneficiary, which is the party involved with the VIE that has a majority of the expected losses or a majority of the expected residual returns or both.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      For any VIEs that must be consolidated under FIN 46 that were created before February 1, 2003, the assets, liabilities, and noncontrolling interests of the VIE are initially measured at their carrying amounts with any difference between the net amount added to the balance sheet and any previously recognized interest being recognized as the cumulative effect of an accounting change. If determining the carrying amounts is not practicable, fair value at the date FIN 46 first applies may be used to measure the assets, liabilities, and noncontrolling interests of the VIE. In October 2003, the FASB announced that the effective date of FIN 46 was deferred from July 1, 2003 to periods ending after December 15, 2003 for VIEs created prior to February 1, 2003. The Company elected to implement the provisions of FIN 46 in the 2003 third quarter. The implementation of FIN 46 encompassed a review of numerous entities to determine the impact of adoption and considerable judgment was used in evaluating whether or not a VIE should be consolidated. Based upon the implementation guidance, the Company is not considered a primary beneficiary of any VIEs, thus no consolidations were required due to the implementation of FIN 46 on July 1, 2003. The Company does, however, hold a significant interest in other VIEs, none of which were material to the Company's financial statements.

      DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

      In April 2003, the FASB issued SFAS No. 149, "Amendment of Statement 133 on Derivative Instruments and Hedging Activities" (SFAS 149). SFAS 149 amends and clarifies accounting for derivative instruments, including certain derivative instruments embedded in other contracts, and for hedging activities under SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities" (SFAS 133). In particular, this Statement clarifies under what circumstances a contract with an initial net investment meets the characteristic of a derivative and when a derivative contains a financing component that warrants special reporting in the statement of cash flows. This Statement is generally effective for contracts entered into or modified after June 30, 2003 and did not have an impact on the Company's financial statements.

      COSTS ASSOCIATED WITH EXIT OR DISPOSAL ACTIVITIES

      On January 1, 2003, the Company adopted SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities" (SFAS 146). SFAS 146 requires that a liability for costs associated with exit or disposal activities, other than in a business combination, be recognized when the liability is incurred. Previous generally accepted accounting principles provided for the recognition of such costs at the date of management's commitment to an exit plan. In addition, SFAS 146 requires that the liability be measured at fair value and be adjusted for changes in estimated cash flows.

      The provisions of the new standard are effective for exit or disposal activities initiated after December 31, 2002. The adoption of SFAS 146 did not have an impact on the Company's financial statements.

      STOCK-BASED COMPENSATION

      On January 1, 2003, the Company adopted the fair value recognition provisions of SFAS No. 123, Accounting for Stock-Based Compensation" (SFAS
      123), prospectively for all awards granted, modified, or settled after December 31, 2002. The prospective method is one of the adoption methods provided for under SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure," issued in December 2002. SFAS 123 requires that compensation cost for all stock awards be calculated and recognized over the service period (generally equal to the vesting period). This compensation cost is determined using option pricing models, intended to estimate the fair value of the awards at the grant date. Similar to Accounting Principles Board Opinion No. 25, "Accounting for Stock Issued to Employees", (APB 25) the alternative method of accounting, an offsetting increase to shareholder's equity under SFAS 123 is recorded equal to the

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      amount of compensation expense charged. During the 2004 first quarter, the Company changed its valuation from the Black-Scholes model to the Binomial Method. The impact of this change was insignificant. Compensation expense and proforma compensation expense had the Company applied SFAS 123 prior to 2003 was insignificant for the year ended December 31, 2004 and 2003.

      BUSINESS COMBINATIONS, GOODWILL AND OTHER INTANGIBLE ASSETS

      Effective January 1, 2002, the Company adopted SFAS No. 141, "Business Combinations" (SFAS 141) and No. 142, "Goodwill and Other Intangible Assets" (SFAS 142). These standards change the accounting for business combinations by, among other things, prohibiting the prospective use of pooling-of-interests accounting and requiring companies to stop amortizing goodwill and certain intangible assets with an indefinite useful life created by business combinations accounted for using the purchase method of accounting. Instead, goodwill and intangible assets deemed to have an indefinite useful life will be subject to an annual review for impairment. All goodwill was fully amortized at December 31, 2001 and the Company did not have any other intangible assets with an indefinite useful life. Other intangible assets that are not deemed to have an indefinite useful life will continue to be amortized over their useful lives. See Note 4.

      FUTURE APPLICATION OF ACCOUNTING STANDARDS

      OTHER-THAN-TEMPORARY IMPAIRMENTS OF CERTAIN INVESTMENTS

      On September 30, 2004, the FASB voted unanimously to delay the effective date of Emerging Issues Task Force (EITF) No. 03-1, "The Meaning of Other-Than-Temporary Impairment and its Application to Certain Investments" (EITF 03-1). The delay applies to both debt and equity securities and specifically applies to impairments caused by interest rate and sector spreads. In addition, the provisions of EITF 03-1 that have been delayed relate to the requirements that a company declare its intent to hold the security to recovery and designate a recovery period in order to avoid recognizing an other-than-temporary impairment charge through earnings.

      The FASB will be issuing implementation guidance related to this topic. Once issued, the Company will evaluate the impact of adopting EITF 03-1. The disclosures required by EITF 03-1 are included in Note 2 to the Financial Statements.

      STOCK-BASED COMPENSATION

      In December 2004, the FASB issued SFAS No. 123 (Revised 2004), "Share-Based Payment" (SFAS 123-R), which replaces the existing SFAS 123 and supersedes APB 25. SFAS 123-R requires companies to measure and record compensation expense for stock options and other share-based payment based on the instruments' fair value. SFAS 123-R is effective for interim and annual reporting periods beginning after June 15, 2005. The Company will adopt SFAS 123-R on July 1, 2005 by using a modified prospective approach. For unvested stock-based awards granted before January 1, 2003 (APB 25 awards), the Company will expense the fair value of the awards as at the grant date over the remaining vesting period. The impact of recognizing compensation expense for the unvested APB 25 awards will be immaterial in the third and fourth quarters of 2005. In addition, the amount of additional compensation expense that will be disclosed as the impact in the first and second quarters of 2005, as if the standard had been adopted as of January 1, 2005, but will not be recognized in earnings, will be immaterial. The Company continues to evaluate other aspects of adopting SFAS 123-R.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCOUNTING POLICIES

      INVESTMENTS

      Fixed maturities include bonds, notes and redeemable preferred stocks. Fixed maturities, including financial instruments subject to securities lending agreements (see Note 2), are classified as "available for sale" and are reported at fair value, with unrealized investment gains and losses, net of income taxes, credited or charged directly to shareholder's equity. Fair values of investments in fixed maturities are based on quoted market prices or dealer quotes. If these are not available, discounted 22 expected cash flows using market rates commensurate with the credit quality and maturity of the investment are used to determine fair value. Impairments are realized when investment losses in value are deemed other-than-temporary. The Company conducts a rigorous review each quarter to identify and evaluate investments that have indications of impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. Changing economic conditions - global, regional, or related to specific issuers or industries - could result in other-than-temporary losses.

      Also included in fixed maturities are loan-backed and structured securities (including beneficial interests in securitized financial assets). Beneficial interests in securitized financial assets that are rated "A" and below are accounted for under the prospective method in accordance with EITF 99-20. Under the prospective method of accounting, the investment's effective yield is based upon projected future cash flows. All other loan-backed and structured securities are amortized using the retrospective method. The effective yield used to determine amortization is calculated based upon actual and projected future cash flows.

      Equity securities, which include common and non-redeemable preferred stocks, are classified as "available-for-sale" and are carried at fair value based primarily on quoted market prices. Changes in fair values of equity securities are charged or credited directly to shareholder's equity, net of income taxes.

      Mortgage loans are carried at amortized cost. A mortgage loan is considered impaired when it is probable that the Company will be unable to collect principal and interest amounts due. For mortgage loans that are determined to be impaired, a reserve is established for the difference between the amortized cost and fair market value of the underlying collateral. Cash received on impaired loans is reported as income. In estimating fair value, the Company uses interest rates reflecting the current real estate financing market.

      Short-term securities, consisting primarily of money market instruments and other debt issues purchased with a maturity of less than one year, are carried at amortized cost, which approximates fair value.

      Other invested assets include trading securities, which are marked to market with the change recognized in net investment income during the current period. Also included are limited partnership and limited liability company interests in investment funds and real estate joint ventures which are accounted for on the equity method of accounting. Undistributed income of these investments is reported in net investment income. Also included in other invested assets are policy loans which are carried at the amount of the unpaid balances that are not in excess of the net cash surrender values of the related insurance policies. The carrying value of policy loans, which have no defined maturities, is considered to be fair value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Accrual of investment income, included in other assets, is suspended on fixed maturities or mortgage loans that are in default, or on which it is likely that future payments will not be made as scheduled. Interest income on investments in default is recognized only as payment is received.

      25 DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including interest rate and equity futures contracts, swaps, interest rate caps, options and forward contracts as a means of hedging exposure to interest rate changes, equity price changes and foreign currency risk. The Company does not hold or issue derivative instruments for trading purposes. (See Note 9 for a more detailed description of the Company's derivative use.) Derivative financial instruments in a gain position are reported in the balance sheet in other assets, derivative financial instruments in a loss position are reported in the balance sheet in other liabilities and derivatives purchased to offset embedded derivatives on variable annuity contracts are reported in other invested assets.

      To qualify for hedge accounting, the hedge relationship is designated and formally documented at inception detailing the particular risk management objective and strategy for the hedge. This documentation includes the item and risk that is being hedged, the derivative that is being used, as well as how effectiveness is being assessed. A derivative must be highly effective in accomplishing the objective of offsetting either changes in fair value or cash flows for the risk being hedged.

      For fair value hedges, in which derivatives hedge the fair value of assets and liabilities, changes in the fair value of derivatives are reflected in realized investment gains and losses, together with changes in the fair value of the related hedged item. The net amount is reflected in current earnings. The Company primarily hedges available-for-sale securities.

      For cash flow hedges, the accounting treatment depends on the effectiveness of the hedge. To the extent that derivatives are effective in offsetting the variability of the hedged cash flows, changes in the derivatives' fair value will be reported in accumulated other changes in equity from nonowner sources. These changes in fair value will be included in earnings of future periods when earnings are also affected by the variability of the hedged cash flows. To the extent these derivatives are not effective, the ineffective portion of the changes in fair value is immediately included in realized investment gains and losses.

      The effectiveness of these hedging relationships is evaluated on a retrospective and prospective basis using quantitative measures of effectiveness. If a hedge relationship is found to be ineffective, it no longer qualifies for hedge accounting and any gains or losses attributable to such ineffectiveness as well as subsequent changes in fair value are recognized in realized investment gains and losses.

      For those fair value and cash flow hedge relationships that are terminated, hedge designations removed, or forecasted transactions that are no longer expected to occur, the hedge accounting treatment described in the paragraphs above will no longer apply. For fair value hedges, any changes to the hedged item remain as part of the basis of the asset or liability and are ultimately reflected as an element of the yield. For cash flow hedges, any changes in fair value of the derivative remain in the accumulated other changes in equity from nonowner sources in shareholder's equity and are included in earnings of future periods when earnings are also affected by the variability of the hedged cash flow. If the hedged relationship is discontinued because a forecasted transaction will not occur when scheduled, the accumulated changes in fair value of the derivative recorded in shareholder's equity are immediately reflected in realized investment gains and losses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company enters into derivative contracts that are economic hedges but do not qualify or are not designated as hedges for accounting purposes. These derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses.

      FINANCIAL INSTRUMENTS WITH EMBEDDED DERIVATIVES

      The Company bifurcates an embedded derivative from the host contract where the economic characteristics and risks of the embedded instrument are not clearly and closely related to the economic characteristics and risks of the host contract, the entire instrument would not otherwise be remeasured at fair value and a separate instrument with the same terms of the embedded instrument would meet the definition of a derivative under SFAS 133.

      The Company purchases investments that have embedded derivatives, primarily convertible debt securities. These embedded derivatives are carried at fair value with changes in value reflected in realized investment gains and losses. Derivatives embedded in convertible debt securities are classified in the balance sheet as fixed maturity securities, consistent with the host instruments.

      The Company markets certain investment contracts that have embedded derivatives, primarily variable annuity contracts. These embedded derivatives are carried at fair value, with changes in value reflected in realized investment gains and losses. Derivatives embedded in variable annuity contracts are classified in the consolidated balance sheet as future policy benefits and claims.

      The Company may enter into derivative contracts to hedge the exposures represented by these embedded derivatives. These are economic hedges, however they do not qualify for hedge accounting. These derivatives are carried at fair value, with the changes in value reflected in realized gains and losses.

      INVESTMENT GAINS AND LOSSES

      Realized investment gains and losses are included as a component of pre-tax revenues based upon specific identification of the investments sold on the trade date. Realized gains and losses also result from fair value changes in derivative contracts that do not qualify, or are not designated, as hedging instruments, and from the application of fair value hedge accounting under SFAS 133. Impairments are recognized as realized losses when investment losses in value are deemed other-than-temporary. The Company conducts regular reviews to assess whether other-than-temporary losses exist. Also included are gains and losses arising from the remeasurement of the local currency value of foreign investments to U.S. dollars, the functional currency of the Company.

      SEPARATE AND VARIABLE ACCOUNTS

      Separate and variable accounts primarily represent funds for which investment income and investment gains and losses accrue directly to, and investment risk is borne by, the contractholders. Each account has specific investment objectives. The assets of each account are legally segregated and are not subject to claims that arise out of any other business of the Company. The assets of these accounts are carried at fair value.

      Amounts assessed to the separate account contractholders for management services are included in revenues. Deposits, net investment income and realized investment gains and losses for these accounts are excluded from revenues, and related liability increases are excluded from benefits and expenses.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VARIABLE ANNUITY CONTRACTS WITH GUARANTEED MINIMUM DEATH BENEFIT FEATURES. For variable annuity contracts with GMDB features, SOP 03-1 requires the reporting entity to categorize the contract as either an insurance or investment contract based upon the significance of mortality or morbidity risk. SOP 03-1 provides explicit guidance for calculating a reserve for insurance contracts, and provides that the reporting entity does not hold reserves for investment contracts (i.e. there is no significant mortality risk).

      The Company determined that the mortality risk on its GMDB features was not a significant component of the total variable annuity product, and accordingly continued to classify these products as investment contracts.

      DEFERRED ACQUISITION COSTS

      Deferred acquisition costs (DAC) represent costs that are deferred and amortized over the estimated life of the related insurance policies. DAC principally includes commissions and certain expenses related to policy issuance, underwriting and marketing, all of which vary with and are primarily related to the production of new business. The method for determining amortization of DAC varies by product type based upon three different accounting pronouncements: SFAS No. 60, "Accounting and Reporting by Insurance Enterprises" (SFAS 60), SFAS No. 91, "Accounting for Nonrefundable Fees and Costs Associated with Originating or Acquiring Loans and Initial Direct Costs of Leases" (SFAS 91) and SFAS No. 97, "Accounting and Reporting by Insurance Enterprises for Certain Long Duration Contracts and for Realized Gains and Losses from the Sale of Investments" (SFAS 97).

      DAC for deferred annuities, both fixed and variable, is amortized employing a level effective yield methodology per SFAS 91 as indicated by AICPA Practice Bulletin 8, generally over 10-15 years. An amortization rate is developed using the outstanding DAC balance and projected account balances. This rate is applied to actual account balances to determine the amount of DAC amortization. The projected account balances are derived using a model that contains assumptions related to investment returns and persistency. The model rate is evaluated at least annually, and changes in underlying lapse and interest rate assumptions are to be treated retrospectively. Variances in expected equity market returns versus actual returns are treated prospectively and a new amortization pattern is developed so that the DAC balances will be amortized over the remaining estimated life of the business.

      DAC for UL is amortized in relation to estimated gross profits from surrender charges, investment, mortality, and expense margins per SFAS 97, generally over 16-25 years. Actual profits can vary from management's estimates resulting in increases or decreases in the rate of amortization. Re-estimates of gross profits, performed at least annually, result in retrospective adjustments to earnings by a cumulative charge or credit to income.

      DAC relating to traditional life, including term insurance, is amortized in relation to anticipated premiums per SFAS 60, generally over 5-20 years. Assumptions as to the anticipated premiums are made at the date of policy issuance or acquisition and are consistently applied over the life of the policy.

      All DAC is reviewed, at least annually, to determine if it is recoverable from future income, including investment income, and, if not recoverable, is charged to expense. All other acquisition expenses are charged to operations as incurred. See Note 4.

      CASH AND CASH EQUIVALENTS

      Cash, which is reported in other assets, includes certificates of deposits and other time deposits with original maturities of less than 90 days.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force, reported in other assets, is an asset that represents the actuarially determined present value of anticipated profits to be realized from annuity contracts at the date of acquisition using the same assumptions that were used for computing related liabilities, where appropriate. The value of insurance in force was the actuarially determined present value of the projected future profits discounted at an interest rate of 16% for the annuity business acquired. The annuity contracts are amortized employing a level yield method over 31 years. The value of insurance in force is reviewed periodically for recoverability to determine if any adjustment is required. Adjustments, if any, are charged to income. See Note 4.

      FUTURE POLICY BENEFITS

      Future policy benefits represent liabilities for future insurance policy benefits for payout annuities and traditional life products and are prepared in accordance with industry standards and U.S. GAAP. The annuity payout reserves are calculated using the mortality and interest assumptions used in the actual pricing of the benefit. Mortality assumptions are based on Company experience and are adjusted to reflect deviations such as substandard mortality in structured settlement benefits. The interest rates range from 1.5% to 9.2% for these annuity products with a weighted average interest rate of 6.6%, including adverse deviation. Traditional life products include whole life and term insurance. Future policy benefits for traditional life products are estimated on the basis of actuarial assumptions as to mortality, persistency and interest, established at policy issue and are based on the Company's experience, which, together with interest assumptions, include a margin for adverse deviation. Appropriate recognition has been given to experience rating and reinsurance. Interest assumptions applicable to traditional life products range from 3.0% to 7.0%, with a weighted average of 6.3%.

      CONTRACTHOLDER FUNDS

      Contractholder funds represent deposits from the issuance of UL pension investment and certain retail annuity and structured settlement contracts. For UL contracts, contractholder fund balances are increased by receipts for mortality coverage, contract administration, surrender charges and interest accrued where one or more elements are not fixed or guaranteed. These balances are decreased by withdrawals, mortality charges and administrative expenses charged to the contractholders where these charges and expenses may not be fixed or guaranteed. Interest rates credited to contractholder funds related to UL range from 4.5% to 5.4%, with a weighted average interest rate of 5.0%.

      Pension investment and certain annuity contracts do not contain significant insurance risk and are considered investment-type contracts. Contractholder fund balances are increased by receipts and credited interest, and reduced by withdrawals and administrative expenses charged to the contractholder. Interest rates credited to these investment-type contracts range from less than 1.0% to 8.0% with a weighted average interest rate of 5.2%.

      RESERVING FOR UNIVERSAL LIFE AND VARIABLE UNIVERSAL LIFE CONTRACTS. SOP 03-1 requires that a reserve, in addition to the account balance, be established for certain insurance benefit features provided under UL and VUL products if the amounts assessed against the contract holder each period for the insurance benefit feature are assessed in a manner that is expected to result in profits in earlier years and losses in subsequent years from the insurance benefit function.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The Company's UL and VUL products were reviewed to determine if an additional reserve is required under SOP 03-1. The Company determined that SOP 03-1 applied to some of its UL and VUL contracts with these features and established an additional reserve of less than $1 million.

      GUARANTY FUND AND OTHER INSURANCE-RELATED ASSESSMENTS

      Included in other liabilities is the Company's estimate of its liability for guaranty fund and other insurance-related assessments. State guaranty fund assessments are based upon the Company's share of premiums written or received in one or more years prior to an insolvency occurring in the industry.

      Once an insolvency has occurred, the Company recognizes a liability for such assessments if it is probable that an assessment will be imposed and the amount of the assessment can be reasonably estimated. At December 31, 2004 and 2003, the Company's liability for guaranty fund assessments was not significant.

      PERMITTED STATUTORY ACCOUNTING PRACTICES

      The Company, domiciled in the State of Connecticut, prepares statutory financial statements in accordance with the accounting practices prescribed or permitted by the State of Connecticut Insurance Department. Prescribed statutory accounting practices are those practices that are incorporated directly or by reference in state laws, regulations, and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority. The Company does not have any permitted statutory accounting practices.

      PREMIUMS

      Premium income is reported for individual payout annuities, group close-out annuities, whole life and term insurance. The annuities premiums are recognized as revenue when collected. The life premiums are recognized as revenues when due. Premiums for contracts with a limited number of premium payments, due over a significantly shorter period than the period over which benefits are provided, are considered revenue when due. The portion of premium which is not required to provide for benefits and expenses is deferred and recognized in revenues in a constant relationship to insurance benefits in force.

      FEE INCOME

      Fee income is recognized on deferred annuity and UL contracts for mortality, administrative and equity protection charges according to contract due dates. Fee income is recognized on variable annuity and universal life separate accounts either daily, monthly, quarterly or annually as per contract terms.

      OTHER REVENUES

      Other revenues include surrender penalties collected at the time of a contract surrender, and other miscellaneous charges related to annuity and universal life contracts recognized when received.

      CURRENT AND FUTURE INSURANCE BENEFITS

      Current and future insurance benefits represent charges for mortality and morbidity related to fixed annuities, universal life and term life insurance benefits.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      INTEREST CREDITED TO CONTRACTHOLDERS

      Interest credited to contractholders represents amounts earned by universal life, pension investment and certain retail annuity contracts in accordance with contract provisions.

      FEDERAL INCOME TAXES

      The provision for federal income taxes is comprised of two components, current income taxes and deferred income taxes. Deferred federal income taxes arise from changes during the year in cumulative temporary differences between the tax basis and book basis of assets and liabilities.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

2.    INVESTMENTS

      FIXED MATURITIES

      The amortized cost and fair values of investments in fixed maturities were as follows:

                                                                     GROSS       GROSS
      DECEMBER 31, 2004                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  906     $   24      $    1    $  929
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  154          9          --       163
           Obligations of states and political
           subdivisions                                      57          8          --        65
           Debt securities issued by foreign
           governments                                       63          6          --        69
           All other corporate bonds                      3,565        219           4     3,780
           All other debt securities                      1,180         71           2     1,249
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,929     $  339      $    7    $6,261
      ------------------------------------------------------------------------------------------

      ------------------------------------------------------------------------------------------
                                                                     GROSS       GROSS
      DECEMBER 31, 2003                                 AMORTIZED  UNREALIZED  UNREALIZED   FAIR
      ($ IN MILLIONS)                                     COST       GAINS       LOSSES    VALUE
      ------------------------------------------------------------------------------------------
      AVAILABLE FOR SALE:
           Mortgage-backed securities - CMOs and
           pass-through securities                       $  645     $   18      $    2    $  661
           U.S. Treasury securities and obligations
           of U.S. Government and government agencies
           and authorities                                  192          5           1       196
           Obligations of states and political
           subdivisions                                      53          6          --        59
           Debt securities issued by foreign
           governments                                       58          3          --        61
           All other corporate bonds                      3,179        241           5     3,415
           All other debt securities                        903         59           3       959
           Redeemable preferred stock                         4          2          --         6
      ------------------------------------------------------------------------------------------
               Total Available For Sale                  $5,034     $  334      $   11    $5,357
      ------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Proceeds from sales of fixed maturities classified as available for sale were $801.9 million, $1.7 billion and $1.7 billion in 2004, 2003 and 2002, respectively. Gross gains of $25.0 million, $48.2 35 million and $85.6 million and gross losses of $24.4 million, $52.4 million and $29.9 million in 2004, 2003 and 2002, respectively, were realized on those sales. Additional losses of $6.9 million, $10.2 million and $66.9 million were realized due to other-than-temporary losses in value in 2004, 2003 and 2002, respectively. The significant impairment activity in 2002 was concentrated in telecommunication and energy company investments.

      The amortized cost and fair value of fixed maturities available for sale at December 31, 2004, by contractual maturity, are shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      -----------------------------------------------------------------
                                               AMORTIZED          FAIR
      ($ IN MILLIONS)                             COST            VALUE
      -----------------------------------------------------------------

      MATURITY:
           Due in one year or less               $  264          $  270
           Due after 1 year through 5 years       1,675           1,757
           Due after 5 years through 10 years     2,365           2,514
           Due after 10 years                       719             791
      -----------------------------------------------------------------
                                                  5,023           5,332
      -----------------------------------------------------------------

           Mortgage-backed securities               906             929
      -----------------------------------------------------------------
               Total Maturity                    $5,929          $6,261
      -----------------------------------------------------------------

      The Company makes significant investments in collateralized mortgage obligations (CMOs). CMOs typically have high credit quality, offer good liquidity, and provide a significant advantage in yield and total return compared to U.S. Treasury securities. The Company's investment strategy is to purchase CMO tranches which are protected against prepayment risk, including planned amortization class tranches and last cash flow tranches. Prepayment protected tranches are preferred because they provide stable cash flows in a variety of interest rate scenarios. The Company does invest in other types of CMO tranches if an assessment indicates a favorable risk/return tradeoff. The Company does not purchase residual interests in CMOs.

      At December 31, 2004 and 2003, the Company held CMOs classified as available for sale with a fair value of $532.6 million and $332.4 million, respectively. Approximately 34% of the Company's CMO holdings were fully collateralized by GNMA, FNMA or FHLMC securities at December 31, 2004 and 2003. In addition, the Company held $396.0 million and $327.7 million of GNMA, FNMA or FHLMC mortgage-backed pass-through securities at December 31, 2004 and 2003, respectively. All of these securities are rated AAA.

      The Company engages in securities lending transactions whereby certain securities from its portfolio are loaned to other institutions for short periods of time. The Company generally receives cash collateral from the borrower, equal to at least the market value of the loaned securities plus accrued interest, and invests in a short-term investment pool. See Note
      11. The loaned securities remain a recorded asset of the Company. The Company records a liability for the amount of the cash collateral held, representing its obligation to return the cash collateral, and reports that liability as part of other liabilities in the balance

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      sheet. At December 31, 2004 and 2003, the Company held cash collateral of $113.5 million and $154.0 million, respectively. The Company also had $23.7 million of investments held with a third party used as collateral at December 31, 2004. The Company does not have the right to sell or pledge this collateral and it is not recorded on the balance sheet. No such collateral existed at December 31, 2003.

      The Company participates in dollar roll repurchase transactions as a way to generate investment income. These transactions involve the sale of mortgage-backed securities with the agreement to repurchase substantially the same securities from the same counterparty. Cash is received from the sale, which is invested in the Company's short-term money market pool. The cash is returned at the end of the roll period when the mortgage-backed securities are repurchased. The Company will generate additional investment income based upon the difference between the sale and repurchase prices.

      These transactions are recorded as secured borrowings. The mortgage-backed securities remain recorded as assets. The cash proceeds are reflected in short-term investments and a liability is established to reflect the Company's obligation to repurchase the securities at the end of the roll period. This liability is classified as other liabilities in the balance sheets and fluctuates based upon the timing of the repayments. Although these types of transactions occurred during the years, there were no outstanding amounts at December 31, 2004 and 2003.

      EQUITY SECURITIES

      The cost and fair values of investments in equity securities were as follows:

      --------------------------------------------------------------------------------
                                                           GROSS       GROSS
                                                         UNREALIZED  UNREALIZED  GROSS
      ($ IN MILLIONS)                             COST     GAINS       LOSSES    VALUE
      --------------------------------------------------------------------------------
      DECEMBER 31, 2004
           Common stocks                          $12       $ 3          $--      $15
           Non-redeemable preferred stocks          4        --           --        4
      --------------------------------------------------------------------------------
               Total Equity Securities            $16       $ 3          $--      $19
      --------------------------------------------------------------------------------

      DECEMBER 31, 2003
           Common stocks                          $ 2       $--          $--      $ 2
           Non-redeemable preferred stocks          6        --           --        6
      --------------------------------------------------------------------------------
               Total Equity Securities            $ 8       $--          $--      $ 8
      --------------------------------------------------------------------------------

      Proceeds from sales of equity securities were $18.5 million, $7.8 million and $35.6 million in 2004, 2003 and 2002, respectively. Gross gains and losses on sales and impairments were insignificant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER-THAN-TEMPORARY LOSSES ON INVESTMENTS

      Management has determined that the unrealized losses on the Company's investments in fixed maturity and equity securities at December 31, 2004 are temporary in nature. The Company conducts a periodic review to identify and evaluate investments that have indications of possible impairment. An investment in a debt or equity security is impaired if its fair value falls below its cost and the decline is considered other-than-temporary. Factors considered in determining whether a loss is other-than-temporary include the length of time and extent to which fair value has been below cost; the financial condition and near-term prospects of the issuer; and the Company's ability and intent to hold the investment for a period of time sufficient to allow for any anticipated recovery. The Company's review for impairment generally entails:

      o Identification and evaluation of investments that have possible indications of impairment;

      o Analysis of individual investments that have fair values less than 80% of amortized cost, including consideration of length of time the investment has been in an unrealized loss position.

      o Discussion of evidential matter, including an evaluation of factors or triggers that would or could cause individual investments to qualify as having other-than-temporary impairments and those that would not support other-than-temporary impairment;

      o Documentation of the results of these analyses, as required under business policies.

      The tables below shows the fair value of investments in fixed maturities and equity securities that are available-for-sale and have been in an unrealized loss position at:

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2004                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $103    $  1          $ --     $ --            $103    $  1
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                                 5      --            --       --               5      --
Debt securities issued by foreign governments       1      --            --       --               1      --
All other corporate bonds                         408       4            15       --             423       4
All other debt securities                         141       1            24        1             165       2
Redeemable preferred stock                          1      --            --       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $659    $  6          $ 39     $  1            $698    $  7
Equity securities                                $  1    $ --          $  3     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2004, the cost of approximately 269 investments in fixed maturity and equity securities exceeded their fair value by $7 million. Of the $6 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $1 million in such a position for a year or more, 93% and 82% of these investments are rated investment grade, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                        Gross Unrealized Losses
                                                        -----------------------
                                                Less Than One Year    One Year or Longer            Total
                                                ----------------------------------------------------------------
                                                         Gross                  Gross                   Gross
DECEMBER 31, 2003                               Fair   Unrealized      Fair   Unrealized       Fair   Unrealized
($ IN MILLIONS)                                 Value    Losses        Value    Losses         Value    Losses
----------------------------------------------------------------------------------------------------------------
Fixed maturity securities available-for-sale:
Mortgage-backed securities-CMO's and
    pass-through securities                      $143    $  2          $ --     $ --            $143    $  2
U.S. Treasury securities and obligations of
    U.S. Government and government agencies
    and authorities                               132       1            --       --             132       1
Debt securities issued by foreign governments       2      --            --       --               2      --
All other corporate bonds                         238       4            19        1             257       5
All other debt securities                         123       2            20        1             143       3
Redeemable preferred stock                         --      --             1       --               1      --
----------------------------------------------------------------------------------------------------------------
Total fixed maturities                           $638    $  9          $ 40     $  2            $678    $ 11
Equity securities                                $  3    $ --          $  1     $ --            $  4    $ --
----------------------------------------------------------------------------------------------------------------

      At December 31, 2003, the cost of approximately 220 investments in fixed maturity and equity securities exceeded their fair value by $11 million. Of the $9 million which represents fixed maturity investments that have been in a gross unrealized loss position for less than a year and the $2 million in such a position for a year or more, 87% and 32% of these investments are rated investment grade, respectively.

      AGING OF GROSS UNREALIZED LOSSES ON AVAILABLE FOR SALE

      The aging of gross unrealized losses on fixed maturity investments is as follows:

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2004                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $505      $  3            $--        $--
      Greater than six months to nine months        134         2             --         --
      Greater than nine months to twelve months      26         1             --         --
      Greater than twelve months                     40         1             --         --
                                                   ----      ----            ---        ---
          Total                                    $705      $  7            $--        $--
                                                   ====      ====            ===        ===

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

                                                                          TOTAL FIXED MATURITIES
                                                                           WITH UNREALIZED LOSS
                                                TOTAL FIXED MATURITIES     TOTALING 20% OR MORE
------------------------------------------------------------------------------------------------
DECEMBER 31, 2003                               AMORTIZED  UNREALIZED     AMORTIZED  UNREALIZED
($ IN MILLIONS)                                   COST       LOSS           COST        LOSS
------------------------------------------------------------------------------------------------
      Six months or less                           $540      $  7            $  1       $ --
      Greater than six months to nine months         72         1              --         --
      Greater than nine months to twelve months      35         1              --         --
      Greater than twelve months                     42         2              --         --
                                                   ----      ----            ----       ----
          Total                                    $689      $ 11            $  1       $ --
                                                   ====      ====            ====       ====

      Fair values of investments in fixed maturities and equity securities are based on quoted market prices or dealer quotes or, if these are not available, discounted expected cash flows using market rates commensurate with the credit quality and maturity of the investment. The fair value of investments for which quoted market prices, third-party broker quotations or validated model prices are not available amounted to $36.0 million and $124.9 million at December 31, 2004 and 2003, respectively.

      MORTGAGE LOANS

      At December 31, 2004 and 2003, the Company's mortgage loan portfolios consisted of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                           2004        2003
      --------------------------------------------------------------------------
      Current Mortgage Loans                                    $209        $136
      Underperforming Mortgage Loans                               3          --
      --------------------------------------------------------------------------
      Total                                                     $212        $136
      --------------------------------------------------------------------------

      Underperforming assets include delinquent mortgage loans over 90 days past due, loans in the process of foreclosure and loans modified at interest rates below market.

      Aggregate annual maturities on mortgage loans at December 31, 2004 are as shown below. Actual maturities will differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties.

      --------------------------------------------------------------------------
      YEAR ENDING DECEMBER 31,
      ($ IN MILLIONS)
      --------------------------------------------------------------------------
            2005                                                            $  9
            2006                                                              25
            2007                                                              10
            2008                                                               8
            2009                                                               9
            Thereafter                                                       151
            --------------------------------------------------------------------
            Total                                                           $212
            ====================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      OTHER INVESTED ASSETS

      Other invested assets are composed of the following:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                               2004    2003
      --------------------------------------------------------------------------
      Private equity and arbitrage investments                      $219    $203
      Derivatives                                                    135     115
      Trading Securities                                              22      33
      Policy Loans                                                    32      27
      Real estate joint ventures                                       9      15
      --------------------------------------------------------------------------
      Total                                                         $417    $393
      --------------------------------------------------------------------------

      CONCENTRATIONS

      The Company participates in a short-term investment pool maintained by TIC. See Note 11.

      The Company's industry concentrations of investments, excluding those in federal and government agencies, primarily fixed maturities at fair value, were as follows:

      --------------------------------------------------------------------------
      ($ IN MILLIONS)                                             2004      2003
      --------------------------------------------------------------------------
      Finance                                                     $918      $555
      Banking                                                      515       364
      Electric Utilities                                           430       455
      Real Estate Investment Trust                                 394       241
      Media                                                        342       354
      Insurance                                                    323       261
      Telecommunications                                           290       288
      --------------------------------------------------------------------------

      The Company held investments in foreign banks in the amount of $201 million and $152 million at December 31, 2004 and 2003, respectively, which are included in the table above.

      The Company defines its below investment grade assets as those securities rated Ba1 by Moody's Investor Services (or its equivalent) or below by external rating agencies, or the equivalent by internal analysts when a public rating does not exist. Such assets include publicly traded below investment grade bonds and certain other privately issued bonds and notes that are classified as below investment grade. Below investment grade assets included in the preceding table include $119 million and $157 million in Electric Utilities, $25 million and $31 million in Media, and $12 million and $34 million in Telecommunications at December 31, 2004 and 2003, respectively. Below investment grade assets in other categories were insignificant. Total below investment grade fixed maturities were $501 million and $506 million at December 31, 2004 and 2003, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Included in mortgage loans were the following group concentrations:

      ($ IN MILLIONS)
      --------------------------------------------------------------------------
      At December 31,                                             2004      2003
      --------------------------------------------------------------------------
      STATE
      -----
      California                                                  $ 58      $ 34
      New York                                                      40        31
      --------------------------------------------------------------------------
      PROPERTY TYPE
      -------------
      Agricultural                                                $106      $ 64
      Office                                                        70        62
      --------------------------------------------------------------------------

      The Company monitors creditworthiness of counterparties to all financial instruments by using controls that include credit approvals, credit limits and other monitoring procedures. Collateral for fixed maturities often includes pledges of assets, including stock and other assets, guarantees and letters of credit. The Company's underwriting standards with respect to new mortgage loans generally require loan to value ratios of 75% or less at the time of mortgage origination.

      NON-INCOME PRODUCING INVESTMENTS

      Investments included in the consolidated balance sheets that were non-income producing were insignificant at December 31, 2004 and 2003, respectively.

      RESTRUCTURED INVESTMENTS

      Mortgage loan and debt securities which were restructured at below market terms at December 31, 2004 and 2003 were insignificant. The new terms of restructured investments typically defer a portion of contract interest payments to varying future periods. Gross interest income on restructured assets that would have been recorded in accordance with the original terms of such assets was insignificant. Interest on these assets, included in net investment income, was insignificant.

      NET INVESTMENT INCOME

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                       2004    2003    2002
      --------------------------------------------------------------------------
      GROSS INVESTMENT INCOME
        Fixed maturities                                    $346    $317    $277
        Other invested assets                                 30      32      28
        Mortgage loans                                        18      11      11
        Other                                                  1       2       1
      --------------------------------------------------------------------------
      Total gross investment income                          395     362     317
      --------------------------------------------------------------------------
       Investment expenses                                     6       6       5
      --------------------------------------------------------------------------
       Net investment income                                $389    $356    $312
      --------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      REALIZED AND UNREALIZED INVESTMENT GAINS (LOSSES)

      Net realized capital gains (losses) by asset class for the periods were as follows:

      ----------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                             2004     2003     2002
      ----------------------------------------------------------------------------------
      REALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                            $ (6)    $(14)    $(11)
      Derivatives:
        Guaranteed minimum withdrawal benefit derivatives, net      19       --       --
        Other derivatives                                            2        8      (17)
      Other invested assets                                         (1)       1       (3)
      Mortgage loans                                                --       (1)      --
      Other                                                          3       (1)      --
      ----------------------------------------------------------------------------------
      Total realized investment gains (losses)                    $ 17     $ (7)    $(31)
      ----------------------------------------------------------------------------------

      Changes in net unrealized investment gains (losses) that are included as accumulated other changes in equity from nonowner sources in shareholder's equity were as follows:

      --------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,
      ($ IN MILLIONS)                                   2004     2003      2002
      --------------------------------------------------------------------------
      UNREALIZED INVESTMENT GAINS (LOSSES)
      Fixed maturities                                  $   9    $ 189     $  91
      Other invested assets                                 4       (3)       22
      --------------------------------------------------------------------------
      Total unrealized investment gains                    13      186       113
      --------------------------------------------------------------------------
      Related taxes                                         5       65        40
      --------------------------------------------------------------------------
      Change in unrealized investment gains                 8      121        73
      Balance beginning of year                           207       86        13
      --------------------------------------------------------------------------
      Balance end of year                               $ 215    $ 207     $  86
      --------------------------------------------------------------------------

3.    REINSURANCE

      The Company uses reinsurance in order to limit losses, minimize exposure to large risks, provide additional capacity for future growth and to effect business-sharing arrangements. Reinsurance is accomplished through various plans of reinsurance, primarily yearly renewable term (YRT), coinsurance and modified coinsurance. The Company remains primarily liable as the direct insurer on all risks reinsured.

      Since 1997 the majority of UL business has been reinsured under an 80% ceded/20% retained YRT quota share reinsurance program and term life business has been reinsured under a 90%/10% YRT quota share reinsurance program. Beginning in September 2002, newly issued term life business has been reinsured under a 90%/10% coinsurance quota share reinsurance program. Subsequently, portions of this term coinsurance has reverted to YRT for new business. Generally, the maximum retention on an ordinary life risk is $2.5 million. Maximum retention of $2.5 million is generally reached on policies in excess of $12.5 million for UL and $25.0 million for term insurance. For other plans of insurance, it is the policy

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      of the Company to obtain reinsurance for amounts above certain retention limits on individual life policies, which limits vary with age and underwriting classification.

      Total life insurance in-force ceded under reinsurance contracts was $44.3 billion and $35.0 billion at December 31, 2004 and 2003, including $3.4 million and $4.5 million, respectively to TIC. Total life insurance premiums ceded were $34.4 million, $24.9 million and $14.9 million in 2004, 2003 and 2002, respectively. Ceded premiums paid to TIC were insignificant for these same periods.

      During 2004, The Travelers Life and Annuity Reinsurance Company (TLARC) was formed as a pure captive insurer in order to permit the Company to cede 100% of its statutory-based risk associated with the death benefit guarantee rider on certain universal life contracts. The reinsurance transaction related to statutory-only reserves, and had no impact on GAAP premiums and benefits. TLARC is a direct subsidiary of CIHC, TIC's parent. See Note 11.

      Prior to April 1, 2001, the Company also reinsured substantially all of the GMDB on its variable annuity product. Total variable annuity account balances with GMDB were $11.1 billion, including $4.8 billion or 43% which was reinsured, and $9.9 billion, of which $5.4 billion or 55% is reinsured at December 31, 2004 and 2003, respectively. GMDB is payable upon the death of a contractholder. When the benefit payable is greater than the account value of the variable annuity, the difference is called the net amount at risk (NAR). NAR was $595 million and $887 million at December 31, 2004 and 2003, respectively. NAR included $536 million, or 90%, and $816 million, or 92%, which was reinsured at December 31, 2004 and 2003, respectively.

4.    INTANGIBLE ASSETS

      The Company has two intangible, amortizable assets, DAC and the value of insurance in force.

      DAC
      ---
                                                 Traditional  Deferred
            ($ IN MILLIONS)                         Life       Annuity       UL        Total
            ---------------------------------------------------------------------------------
            Balance January 1, 2003               $    55     $   632     $   377     $ 1,064

            Commissions and expenses deferred          14         172         165         351
            Amortization expense                      (10)       (107)        (19)       (136)

            ---------------------------------------------------------------------------------
            Balance December 31, 2003                  59         697         523       1,279

            Commissions and expenses deferred          11         182         276         469
            Amortization expense                      (10)       (147)        (43)       (200)
            Underlying lapse and interest rate
             assumptions                               --          (2)         --          (2)
            Pattern of estimated gross profit
             adjustment                                --          --         (24)        (24)
            ---------------------------------------------------------------------------------
            Balance December 31, 2004             $    60     $   730     $   732     $ 1,522
            ---------------------------------------------------------------------------------

      VALUE OF INSURANCE IN FORCE

      The value of insurance in force totaled $10.8 million and $11.7 million at December 31, 2004 and 2003, respectively, and was reported in other assets. Amortization expense of value of insurance in force was insignificant for 2004, 2003 and 2002.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

5.    DEPOSIT FUNDS AND RESERVES

      At December 31, 2004 and 2003, the Company had $6.3 billion and $5.6 billion of life and annuity deposit funds and reserves, respectively, as follows.

                                                          DECEMBER 31, 2004          DECEMBER 31, 2003
                                                          -----------------          -----------------
     ($ IN MILLIONS)
            Subject to discretionary withdrawal:
                With fair value adjustments                     $2,594                    $2,552
                Subject to surrender charges                     1,672                     1,318
                Surrenderable without charge                       289                        99
                                                                ------                    ------
                Total                                           $4,555                    $3,969

            Not subject to discretionary withdrawal:            $1,744                    $1,637
                                                                ------                    ------
                    Total                                       $6,299                    $5,606
                                                                ======                    ======

      Average surrender charges included in the subject to surrender charge category above were 4.7% in both 2004 and 2003. In addition, during the payout phase, these funds are credited at significantly reduced interest rates.

6.    FEDERAL INCOME TAXES

      EFFECTIVE TAX RATE ($ IN MILLIONS)

            -------------------------------------------------------------------
            FOR THE YEAR ENDED DECEMBER 31,         2004       2003       2002
            -------------------------------------------------------------------
            Income before federal income taxes      $ 207      $ 154      $ 159
            Statutory tax rate                         35%        35%        35%
            -------------------------------------------------------------------
            Expected federal income taxes              72         54         56
            Tax effect of:
            Non-taxable investment income             (15)       (11)        --
            Tax reserve release                        (8)        (8)        --
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================
            Effective tax rate                         24%        22%        35%
            -------------------------------------------------------------------
            COMPOSITION OF FEDERAL INCOME TAXES
            -------------------------------------------------------------------
            Current:
            United States                           $  96      $  73      $ (31)
            Foreign                                    --          1         --
            -------------------------------------------------------------------
            Total                                      96         74        (31)
            -------------------------------------------------------------------
            Deferred:
            United States                             (47)       (39)        87
            Foreign                                    --         --         --
            -------------------------------------------------------------------
            Total                                     (47)       (39)        87
            -------------------------------------------------------------------
            Federal income taxes                    $  49      $  35      $  56
            ===================================================================

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      The net deferred tax liabilities at December 31, 2004 and 2003 were comprised of the tax effects of temporary differences related to the following assets and liabilities:

      ($ IN MILLIONS)                                               2004      2003
      -----------------------------------------------------------------------------
      Deferred Tax Assets:
      Benefit, reinsurance and other reserves                       $ 372     $ 251
      Other                                                             7         6
      -----------------------------------------------------------------------------
      Total                                                           379       257
      -----------------------------------------------------------------------------

      Deferred Tax Liabilities:
      Investments, net                                               (131)     (117)
      Deferred acquisition costs and value of insurance in force     (426)     (364)
      Other                                                            (2)       (1)
      -----------------------------------------------------------------------------
      Total                                                          (559)     (482)
      -----------------------------------------------------------------------------

      Net Deferred Tax Liability                                    $(180)    $(225)
      -----------------------------------------------------------------------------

      TIC and its subsidiaries, including the Company, file a consolidated federal income tax return with Citigroup. Federal income taxes are allocated to each member of the consolidated group, according to a Tax Sharing Agreement (the Agreement), on a separate return basis adjusted for credits and other amounts required by the Agreement. The Company had a $265.3 million payable to TIC at December 31, 2004 and a $9.1 million recoverable from TIC at December 31, 2003 pursuant to the Agreement.

      At December 31, 2004 and 2003, the Company had no ordinary or capital loss carryforwards.

      The policyholders' surplus account, which arose under prior tax law, is generally that portion of the gain from operations that has not been subjected to tax, plus certain deductions. The balance of this account is approximately $2.1 million. At current rates the maximum amount of such tax would be approximately $700 thousand. Income taxes are not provided for on this amount because under current U.S. tax rules such taxes will become payable only to the extent such amounts are distributed as a dividend or exceed limits prescribed by federal law. The 2004 Tax Act provides that this account can be reduced directly by distributions made by the life insurance subsidiaries in 2005 and 2006. The Company intends to make sufficient distributions to eliminate this account within the timeframe permitted under the Act.

7.    SHAREHOLDER'S EQUITY

      SHAREHOLDER'S EQUITY AND DIVIDEND AVAILABILITY

      The Company's statutory net income (loss) was $(211) million, $37 million and $(134) million for the years ended December 31, 2004, 2003 and 2002, respectively. Statutory capital and surplus was $942 million and $494 million at December 31, 2004 and 2003, respectively.

      The Company is currently subject to various regulatory restrictions that limit the maximum amount of dividends available to be paid to its parent without prior approval of insurance regulatory authorities. In accordance with Connecticut statutes, the Company may not pay dividends during 2005 without prior approval of the State of Connecticut Insurance Department.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      ACCUMULATED OTHER CHANGES IN EQUITY FROM NONOWNER SOURCES, NET OF TAX

      Changes in each component of Accumulated Other Changes in Equity from Nonowner Sources were as follows:

                                                                                 NET                                 ACCUMULATED
                                                                              UNREALIZED         DERIVATIVE        OTHER CHANGES
                                                                             GAIN/LOSS ON      INSTRUMENTS &      IN EQUITY FROM
                                                                              INVESTMENT          HEDGING               NONOWNER
      ($ IN MILLIONS)                                                         SECURITIES         ACTIVITIES              SOURCES
      --------------------------------------------------------------------------------------------------------------------------
      BALANCE, JANUARY 1, 2002                                                   $  13             $   3               $  16
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities, net of tax of $35                  64                --                  64
      Add:  Reclassification adjustment for losses included in net
         income, net of tax of $4                                                    8                --                   8
      Add:  Derivative instrument hedging activity gains, net of tax of $3          --                 7                   7
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                 72                 7                  79
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE DECEMBER 3 1, 2002                                                    85                10                  95
      --------------------------------------------------------------------------------------------------------------------------
      Unrealized gains on investment securities,
         net of tax of $61                                                         114                --                 114
      Add:  Reclassification adjustment for losses included in net income,
         net of tax of $5                                                            9                --                   9
      Less:  Derivative instrument hedging activity loss, net of tax benefits
         of $(1)                                                                    --                (3)                 (3)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                123                (3)                120
      --------------------------------------------------------------------------------------------------------------------------

      BALANCE, DECEMBER 31, 2003                                                   208                 7                 215
      Unrealized gains on investment securities,
         net of tax of $3                                                            5                --                   5
      Add: Reclassification adjustment for losses
         included in net income, net of tax of $2                                    4                --                   4
      Less: Derivative instrument hedging activity loss, net of tax
         benefits of $(3)                                                           --                (5)                 (5)
      --------------------------------------------------------------------------------------------------------------------------
      PERIOD CHANGE                                                                  9                (5)                  4
      --------------------------------------------------------------------------------------------------------------------------
      DECEMBER 31, 2004                                                          $ 217             $   2               $ 219
      --------------------------------------------------------------------------------------------------------------------------

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (CONTINUED)

8.    BENEFIT PLANS

      PENSION AND OTHER POSTRETIREMENT BENEFITS

      The Company participates in a qualified, noncontributory defined benefit pension plan, a non-qualified pension plan and other postretirement benefits to retired employees through plans sponsored by Citigroup. The Company's share of net expense for these plans was not significant for 2004, 2003 and 2002.

      401(K) SAVINGS PLAN

      Substantially all of the Company's employees are eligible to participate in a 401(k) savings plan sponsored by Citigroup. The Company's expenses in connection with the 401(k) savings plan were not significant in 2004, 2003 and 2002. See Note 11.

9.    DERIVATIVE FINANCIAL INSTRUMENTS AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      DERIVATIVE FINANCIAL INSTRUMENTS

      The Company uses derivative financial instruments, including financial futures, interest rate swaps, options and forward contracts, as a means of hedging exposure to foreign currency, equity price changes and/or interest rate risk on anticipated transactions or existing assets and liabilities. The Company does not hold or issue derivative instruments for trading purposes.

      The Company uses exchange traded financial futures contracts to manage its exposure to changes in interest rates that arise from the sale of certain insurance and investment products, or the need to reinvest proceeds from the sale or maturity of investments. To hedge against adverse changes in interest rates, the Company enters long or short positions in financial futures contracts, which offset asset price changes resulting from changes in market interest rates until an investment is purchased, or a product is sold. Futures contracts are commitments to buy or sell at a future date a financial instrument, at a contracted price, and may be settled in cash or through delivery.

      The Company uses equity option contracts to manage its exposure to changes in equity market prices that arise from the sale of certain insurance products. To hedge against adverse changes in the equity market prices, the Company enters long positions in equity option contracts with major financial institutions. These contracts allow the Company, for a fee, the right to receive a payment if the Standard and Poor's 500 Index falls below agreed upon strike prices.

      The Company enters into interest rate swaps in connection with other financial instruments to provide greater risk diversification and better match the cash flows from assets and related liabilities. Under interest rate swaps, the Company agrees with other parties to exchange, at specified intervals, the difference between fixed rate and floating rate interest amounts calculated by reference to an agreed notional principal amount. Generally, no cash is exchanged at the outset of the contract and no principal payments are made by either party. A single net payment is usually made by one counterparty at each due date.

      Forward contracts are used on an ongoing basis to hedge the Company's exposure to foreign currency exchange rates that result from the net investment in the Company's direct foreign currency investments. To hedge against adverse changes in exchange rates, the Company enters into contracts to exchange

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      foreign currency for U.S. Dollars with major financial institutions. These contracts cannot be settled prior to maturity. At the maturity date the Company must purchase the foreign currency necessary to settle the contracts.

      Several of the Company's hedging strategies do not qualify or are not designated as hedges for accounting purposes. This can occur when the hedged item is carried at fair value with changes in fair value recorded in earnings, the derivative contracts are used in a macro hedging strategy, the hedge is not expected to be highly effective, or structuring the hedge to qualify for hedge accounting is too costly or time consuming.

      The Company monitors creditworthiness of counterparties to these financial instruments by using criteria of acceptable risk that are consistent with on-balance-sheet financial instruments. The controls include credit approvals, limits and other monitoring procedures. Additionally, the Company enters into collateral agreements with its derivative counterparties. As of December 31, 2004 and 2003 the Company held collateral under these contracts amounting to approximately $101.5 million and $69.7 million, respectively.

      The table below provides a summary of the notional and fair value of derivatives by type:

      ($ IN MILLIONS)                                  DECEMBER 31, 2004                    DECEMBER 31, 2003
                                                              Fair Value                           Fair Value
                                                              ----------                           ----------
                                            Notional                              Notional
      Derivative Type                        Amount      Assets    Liabilities     Amount     Assets    Liabilities
      ---------------                       -----------------------------------------------------------------------
      Interest rate, equity and currency
       swaps                                $  228.5    $    4.1    $   12.5      $  331.8   $   12.2     $    8.5
      Financial futures                        216.9          --          --          92.2         --           --
      Interest rate and equity options       1,031.6       135.4          --         491.0      115.1           --
      Currency forwards                          3.1          --          --           1.4         --           --
      Credit derivatives                         8.6         0.2         0.1           8.6        0.2          0.1
                                            -----------------------------------------------------------------------
          TOTAL                             $1,488.7    $  139.7    $   12.6      $  925.0   $  127.5     $    8.6
                                            =======================================================================

      The following table summarizes certain information related to the Company's hedging activities for the years ended December 31, 2004 and 2003:

                                                  Year Ended          Year Ended
      ($ IN MILLIONS)                          December 31, 2004   December 31, 2003
      ------------------------------------------------------------------------------
      Hedge ineffectiveness recognized
         related to fair value hedges              $ (3.8)              $ (3.3)
      Hedge ineffectiveness recognized
         related to cash flow hedges                  (.1)                 (.3)
      Net gain or loss from economic
         hedges in earnings                           (.6)                 8.1

      Cash flow transaction amounts expected to be reclassified from accumulated other changes in equity from nonowner sources into pre-tax earnings within twelve months from December 31, 2004 is not significant.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      FINANCIAL INSTRUMENTS WITH OFF-BALANCE SHEET RISK

      In the normal course of business, the Company issues fixed and variable rate loan commitments and has unfunded commitments to partnerships and joint ventures. All of these commitments are to unaffiliated entities. The notional values of loan commitments at December 31, 2004 and 2003 were $34.4 million and $7.6 million, respectively. The notional values of other unfunded commitments were $19.9 million and $31.0 million at December 31, 2004 and 2003, respectively.

      FAIR VALUE OF CERTAIN FINANCIAL INSTRUMENTS

      The Company uses various financial instruments in the normal course of its business. Certain insurance contracts are excluded by SFAS No. 107, "Disclosure about Fair Value of Financial Instruments," and therefore are not included in the amounts discussed.

      At December 31, 2004, investments in fixed maturities had a carrying value and a fair value of $6.3 billion compared with a carrying value and a fair value of $5.4 billion at December 31, 2003. See Notes 1 and 2.

      At December 31, 2004, mortgage loans had a carrying value of $212.1 million and a fair value of $220.8 million and at December 31, 2003 had a carrying value of $135.4 million and a fair value of $147.6 million. In estimating fair value, the Company used interest rates reflecting the current real estate financing market.

      The carrying values of short-term securities were $420.0 million and $195.3 million in 2004 and 2003, respectively, which approximated their fair values. Policy loans, which are included in other invested assets, had carrying values of $31.9 million and $26.8 million in 2004 and 2003, respectively, which also approximated their fair values. The Company had interest rate and equity options with fair values of $135.4 million and $115.1 million, at December 31, 2004 and 2003, respectively, also included in other invested assets.

      The carrying values of $208.7 million and $260.6 million of financial instruments classified as other assets approximated their fair values at December 31, 2004 and 2003, respectively. The carrying values of $425.9 million and $439.2 million of financial instruments classified as other liabilities also approximated their fair values at December 31, 2004 and 2003, respectively. Fair value is determined using various methods, including discounted cash flows, as appropriate for the various financial instruments.

      At December 31, 2004 and 2003, contractholder funds with defined maturities had a carrying value of $2.8 billion and a fair value of $3.0 billion. The fair value of these contracts is determined by discounting expected cash flows at an interest rate commensurate with the Company's credit risk and the expected timing of cash flows. Contractholder funds without defined maturities had a carrying value of $610.6 million and a fair value of $543.2 million at December 31, 2004, compared with a carrying value of $677.7 million and a fair value of $527.3 million at December 31, 2003. These contracts generally are valued at surrender value.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

10.   COMMITMENTS AND CONTINGENCIES

      LITIGATION

      In August 1999, an amended putative class action complaint captioned LISA MACOMBER, ET AL. VS. TRAVELERS PROPERTY CASUALTY CORPORATION, ET AL. was filed in New Britain, Connecticut Superior Court against the Company, its parent corporation, certain of the Company's affiliates (collectively
      TLA), and the Company's former affiliate, Travelers Property Casualty Corporation. The amended complaint alleges Travelers Property Casualty Corporation purchased structured settlement annuities from the Company and spent less on the purchase of those structured settlement annuities than agreed with claimants; and that commissions paid to brokers of structured settlement annuities, including an affiliate of the Company, were paid, in part, to Travelers Property Casualty Corporation. The amended complaint was dismissed and following an appeal by plaintiff in September 2002 the Connecticut Supreme Court reversed the dismissal of several of the plaintiff's claims. On May 26, 2004, the Connecticut Superior Court certified a nation wide class action. The class action claims against TLA are violation of the Connecticut Unfair Trade Practice Statute, unjust enrichment and civil conspiracy. On June 15, 2004, the Defendants, including TLA, appealed the Connecticut Superior Court's May 26, 2004 class certification order.

      In 2003 and 2004, several issues in the mutual fund and variable insurance product industries have come under the scrutiny of federal and state regulators. Like many other companies in our industry, the Company has received a request for information from the Securities and Exchange Commission (SEC) and a subpoena from the New York Attorney General regarding market timing and late trading. During 2004 the SEC requested additional information about the Company's variable product operations on market timing, late trading and revenue sharing, and the SEC, the National Association of Securities Dealers and the New York Insurance Department have made inquiries into these issues and other matters associated with the sale and distribution of insurance products. In addition, like many insurance companies and agencies, in 2004 and 2005 the Company received inquiries from certain state Departments of Insurance regarding producer compensation and bidding practices. The Company is cooperating fully with all of these requests and is not able to predict their outcomes.

      In addition, the Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      In the opinion of the Company's management, the ultimate resolution of these legal and regulatory proceedings would not be likely to have a material adverse effect on the Company's financial condition or liquidity, but, if involving monetary liability, may be material to the Company's operating results for any particular period.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

11.   RELATED PARTY TRANSACTIONS

      TIC handles banking functions, including payment of expenses for the Company and some of its non-insurance affiliates. In addition, Citigroup and certain of its subsidiaries provide investment management and accounting services, payroll, internal auditing, benefit management and administration, property management and investment technology services to the Company as of December 31, 2004 and 2003. Charges for these services are shared by the Company and TIC on cost allocation methods, based generally on estimated usage by department and were insignificant for the Company in 2004, 2003 and 2002.

      TIC maintains a short-term investment pool in which the Company participates. The position of each company participating in the pool is calculated and adjusted daily. At December 31, 2004 and 2003, the pool totaled approximately $4.1 billion and $3.8 billion, respectively. The Company's share of the pool amounted to $384.2 million and $124.6 million at December 31, 2004 and 2003, respectively, and is included in short-term securities in the balance sheet.

      At December 31, 2004 and 2003, the Company had investments in Tribeca Citigroup Investments Ltd., an affiliate of the Company, in the amounts of $13.8 million and $25.5 million, respectively. Income of $1.3 million, $6.6 million and $1.9 million was earned on these investments in 2004, 2003 and 2002, respectively.

      At December 31, 2004 and 2003 the Company had outstanding loaned securities to an affiliate, Citigroup Global Markets Inc., (CGMI) in the amount of $38.1 million and $7.1 million, respectively.

      The Company has other affiliated investments. The individual investment with any one affiliate was insignificant at December 31, 2004 and 2003.

      The Company's Travelers Target Maturity (TTM) Modified Guaranteed Annuity Contracts are subject to a limited guarantee agreement by TIC in a principal amount of up to $450 million. TIC's obligation is to pay in full to any owner or beneficiary of the TTM Modified Guaranteed Annuity Contracts principal and interest as and when due under the annuity contract to the extent that the Company fails to make such payment. In addition, TIC guarantees that the Company will maintain a minimum statutory capital and surplus level.

      The Company distributes fixed and variable annuity products through its affiliate Smith Barney (SB), a division of CGMI. Premiums and deposits related to these products were $506 million, $707 million and $821 million in 2004, 2003 and 2002, respectively. The Company also markets term and universal life products through SB. Premiums related to such products were $107.7 million, $87.5 million and $87.2 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to SB were $50.2 million, $56.7 million and $57.5 million in 2004, 2003 and 2002, respectively.

      The Company also distributes deferred annuity products through its affiliates Primerica Financial Services, Inc. (PFS), CitiStreet Retirement Services, a division of CitiStreet LLC, (together with its subsidiaries, CitiStreet) and Citibank, N.A. (Citibank). Deposits received from PFS were $636 million, $628 million and $662 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to PFS were $47.9 million, $52.4 million and $47.1 million in 2004, 2003 and 2002, respectively.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

      Deposits received from CitiStreet were $116 million, $82 million and $184 million in 2004, 2003 and 2002, respectively. Related commissions and fees paid to CitiStreet were $3.1 million, $2.3 million and $2.6 million in 2004, 2003 and 2002, respectively.

      Deposits received from Citibank were $112 million, $162 million and $117 million in 2004, 2003 and 2002, respectively. Commissions and fees paid to Citibank were $13.0 million, $12.4 million and $7.2 million in 2004, 2003 and 2002, respectively.

      The Company participates in a stock option plan sponsored by Citigroup that provides for the granting of stock options in Citigroup common stock to officers and other employees. To further encourage employee stock ownership, Citigroup introduced the WealthBuilder stock option program during 1997 and the Citigroup Ownership Program in 2001. Under these programs, all employees meeting established requirements have been granted Citigroup stock options. During 2001, Citigroup introduced the Citigroup 2001 Stock Purchase Program for new employees, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the market value on the date of the agreements. During 2003 Citigroup introduced the Citigroup 2003 Stock Purchase Program, which allowed eligible employees of Citigroup, including the Company's employees, to enter into fixed subscription agreements to purchase shares at the lesser of the market value on the first date of the offering period or the market value at the close of the offering period. Enrolled employees are permitted to make one purchase prior to the expiration date. The Company's charge to income for these plans was insignificant in 2004, 2003 and 2002.

      Most leasing functions for TIC and the Company are administered by a Citigroup subsidiary. Rent expense related to leases is shared by the companies on a cost allocation method based generally on estimated usage by department. The Company's rent expense was insignificant in 2004, 2003 and 2002.

      During 2004 TLARC was established as a pure captive to reinsure 100% of the statutory-based risk associated with universal life contracts. Statutory premiums paid by the Company to TLARC totaled $927 million in 2004. Ceding commissions and experience refunds paid by TLARC to the Company totaled $913 million in 2004. The net amount paid was $14 million and was reported as a reduction of other income. See Note 3.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                          NOTES TO FINANCIAL STATEMENTS
                                   (CONTINUED)

12.   RECONCILIATION OF NET INCOME TO NET CASH USED IN OPERATING ACTIVITIES

      The following table reconciles net income to net cash used in operating activities:

      --------------------------------------------------------------------------------
      FOR THE YEAR ENDED DECEMBER 31,                        2004      2003      2002
      ($ IN MILLIONS)
      --------------------------------------------------------------------------------
      Net Income                                             $ 158     $ 119     $ 103
      Adjustments to reconcile net income to cash used in
         operating activities:
      Realized (gains) losses                                  (17)        7        31
      Deferred federal income taxes                            (47)      (39)       87
      Amortization of deferred policy acquisition costs        226       136        67
      Additions to deferred policy acquisition costs          (469)     (351)     (317)
      Investment income accrued                                 (7)      (37)      (35)
      Insurance reserves                                       (49)      (16)       (9)
      Other                                                    314       (44)       72
      --------------------------------------------------------------------------------
      Net cash used in operations                            $ 109     $(225)    $  (1)
      --------------------------------------------------------------------------------

13.   NON-CASH INVESTING AND FINANCING ACTIVITIES

      There were no significant non-cash activities for the years end December 31, 2004, 2003 and 2002.

14.   SUBSEQUENT EVENT

      On January 31, 2005, Citigroup announced that it had agreed to sell TIC, the Company and certain other domestic and international insurance businesses (the Life Insurance and Annuity Businesses) to MetLife, Inc. (MetLife) pursuant to an Acquisition Agreement (the Agreement). The transaction is subject to certain regulatory approvals, as well as other customary conditions to closing. Citigroup currently anticipates that the intended sale would be completed this summer.

      TIC's Primerica segment and certain other assets will remain with Citigroup. Accordingly, prior to the closing, TIC will distribute to its parent company, by way of dividend, Primerica Life Insurance Company and certain other assets.

      Subject to closing adjustments described in the Agreement, the contemplated sale price would be $11.5 billion.

15. EVENTS (UNAUDITED) SUBSEQUENT TO THE DATE OF THE INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM'S REPORT

      METLIFE, INC. TRANSACTION

      On July 1, 2005, Citigroup completed the sale of TIC, the Company and certain other domestic and international insurance businesses to MetLife pursuant to the Agreement for $11.8 billion. In the normal course of accounting for the business combinations, purchase accounting (PGAAP) adjustments will be made to the assets and liabilities of the Company during the third quarter of 2005 and the Company's accounting policies will be conformed to MetLife's accounting policies. The PGAAP adjustments will mark to market the assets and liabilities of the Company as of the closing date of the sale. At this time, the Company cannot predict the effect these adjustments may have on the financial statements of the Company, although such adjustments may be material.

      Consistent with MetLife's business plan filed with the State of Connecticut Insurance Department, the Company will generally phase out the products that it currently issues by the end of 2006. This phase out of products will likely result in fewer assets and liabilities reported by the Company.

      LITIGATION

      The Company is a defendant or co-defendant in various other litigation matters in the normal course of business. These include civil actions, arbitration proceedings and other matters arising in the normal course of business out of activities as an insurance company, a broker and dealer in securities or otherwise.

      See Note 10 for further discussion.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY

             REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

The Board of Directors and Shareholder
The Travelers Life and Annuity Company:

Under date of March 28, 2005, we reported on the balance sheets of The Travelers Life and Annuity Company as of December 31, 2004 and 2003, and the related statements of income, changes in shareholder's equity and cash flows for each of the years in the three-year period ended December 31, 2004, which are included in the Form 10-K. In connection with our audits of the aforementioned financial statements, we also audited the related financial statement schedules as listed in the accompanying index. These financial statement schedules are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statement schedules based on our audits.

In our opinion, such financial statement schedules, when considered in relation to the basic consolidated financial statements taken as a whole, present fairly, in all material respects, the information set forth therein.

As discussed in Note 1 to the financial statements, the Company changed its methods of accounting and reporting for certain nontraditional long-duration contracts and for separate accounts in 2004 and for goodwill and intangible assets in 2002.


/s/ KPMG LLP

Hartford, Connecticut
March 28, 2005

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE I
       SUMMARY OF INVESTMENTS - OTHER THAN INVESTMENTS IN RELATED PARTIES
                                DECEMBER 31, 2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------
                                                                                                  AMOUNT SHOWN IN
TYPE OF INVESTMENT                                                   COST           VALUE        BALANCE SHEET (1)
------------------------------------------------------------------------------------------------------------------
Fixed Maturities:
     Bonds:
         U.S. Government and government agencies and authorities    $  719          $  741             $  741
         States, municipalities and political subdivisions              57              65                 65
         Foreign governments                                            63              69                 69
         Public utilities                                              354             382                382
         Convertible bonds and bonds with warrants attached             25              28                 28
         All other corporate bonds                                   4,707           4,970              4,970
------------------------------------------------------------------------------------------------------------------
              Total Bonds                                            5,925           6,255              6,255
     Redeemable Preferred Stocks                                         4               6                  6
------------------------------------------------------------------------------------------------------------------
         Total Fixed Maturities                                      5,929           6,261              6,261
------------------------------------------------------------------------------------------------------------------

Equity Securities:
     Common Stocks:
         Industrial, miscellaneous and all other                        12              15                 15
------------------------------------------------------------------------------------------------------------------
              Total Common Stocks                                       12              15                 15
     Non-Redeemable Preferred Stocks                                     4               4                  4
------------------------------------------------------------------------------------------------------------------
         Total Equity Securities                                        16              19                 19
------------------------------------------------------------------------------------------------------------------

Mortgage Loans                                                         212                                212
Policy Loans (4)                                                        32                                 32
Short-Term Securities                                                  420                                420
Other Investments (2) (3)                                              312                                312
------------------------------------------------------------------------------------------------------------------
         Total Investments                                          $6,921                             $7,256
==================================================================================================================

(1) Determined in accordance with methods described in Notes 1 and 2 of Notes to Financial Statements.

(2) Excludes cost and carrying value of investments in related parties of $72 million and $73 million, respectively.

(3) Includes derivatives marked to market and recorded at fair value in the balance sheet.

(4)   Included in other invested assets on balance sheet.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  SCHEDULE III
                       SUPPLEMENTARY INSURANCE INFORMATION
                                    2002-2004
                                 ($ IN MILLIONS)

------------------------------------------------------------------------------------------------------------------------------------
                              FUTURE POLICY                           BENEFITS,
                              BENEFITS, LOSSES,           NET         CLAIMS, LOSSES                             OTHER
           DEFERRED POLICY    CLAIMS AND LOSS    PREMIUM  INVESTMENT  AND SETTLEMENT  AMORTIZATION OF DEFERRED   OPERATING  PREMIUMS
           ACQUISITION COSTS  EXPENSES (1)       REVENUE  INCOME      EXPENSES (2)    POLICY ACQUISITION COSTS   EXPENSES   WRITTEN
------------------------------------------------------------------------------------------------------------------------------------
     2004      $1,522            $6,306            $40      $389          $326                $226                 $63        $40

     2003      $1,279            $5,610            $41      $356          $307                $136                 $49        $41

     2002      $1,064            $5,032            $43      $312          $275                $ 67                 $32        $43

(1)   Includes contractholder funds.

(2)   Includes interest credited on contractholder funds.

                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   SCHEDULE IV
                                   REINSURANCE
                                 ($ IN MILLIONS)

-----------------------------------------------------------------------------------------
                                                                               PERCENTAGE
                                                        ASSUMED                OF AMOUNT
                                       CEDED TO OTHER  FROM OTHER              ASSUMED TO
                         GROSS AMOUNT    COMPANIES      COMPANIES  NET AMOUNT     NET
-----------------------------------------------------------------------------------------
2004
----
Life Insurance In Force    $54,886        $44,286       $    --      $10,600       -- %
Premiums:
     Annuity               $     6        $    --       $    --      $     6
     Individual life            68             34            --           34
                           -------        -------       -------      -------
         Total Premiums    $    74        $    34       $    --      $    40       -- %
                           =======        =======       =======      =======

2003
----

Life Insurance In Force    $43,671        $34,973       $    --      $ 8,698       -- %
Premiums:
     Annuity               $     4        $    --       $    --      $     4
     Individual Life            62             25            --           37
                           -------        -------       -------      -------
         Total Premiums    $    66        $    25       $    --      $    41       -- %
                           =======        =======       =======      =======

2002
----
Life Insurance In Force    $35,807        $29,261       $    --      $ 6,546       -- %
Premiums:
     Annuity               $     5        $    --       $    --      $     5
     Individual life            53             15            --           38
                           -------        -------       -------      -------
         Total Premiums    $    58        $    15       $    --      $    43       -- %
                           =======        =======       =======      =======

                           PORTFOLIO ARCHITECT ACCESS
                                 VINTAGE ACCESS
                            SCUDDER ADVOCATE ADVISOR
                          SCUDDER ADVOCATE ADVISOR-ST1
                          SCUDDER ADVOCATE ADVISOR-TL4




                       STATEMENT OF ADDITIONAL INFORMATION



                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002














                      INDIVIDUAL VARIABLE ANNUITY CONTRACT
                                    ISSUED BY







                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                  ONE CITYPLACE
                        HARTFORD, CONNECTICUT 06103-3415














L-19949S-TLAC                                                     May 2005, last
                                                                  revised
                                                                  September 2005

                                     PART C

                                OTHER INFORMATION

ITEM 24.      FINANCIAL STATEMENTS AND EXHIBITS

(a) The financial statements of the Registrant and the Report of Independent Registered Public Accounting Firm thereto are contained in the Registrant's Annual Report and are included in the Statement of Additional Information. The financial statements of the Registrant include:

       Statement of Assets and Liabilities as of December 31, 2004
       Statement of Operations for the year ended December 31, 2004
       Statement of Changes in Net Assets for the years ended December 31, 2004 and 2003
       Statement of Investments as of December 31, 2004
       Notes to Financial Statements

       The financial statements of The Travelers Life and Annuity Company and the report of Independent Registered Public Accounting Firm, are contained in the Statement of Additional Information. The financial statements of The Travelers Life and Annuity Company include:

       Statements of Income for the years ended December 31, 2004, 2003 and 2002 Balance Sheets as of December 31, 2004 and 2003
       Statements of Changes in Retained Earnings and Accumulated Other Changes in Equity from Non-Owner Sources for the years ended December 31, 2004, 2003 and 2002
       Statements of Cash Flows for the years ended December 31, 2004, 2003 and 2002
       Notes to Financial Statements
       Financial Statement Schedules

(b)    EXHIBITS

     EXHIBIT
      NUMBER      DESCRIPTION

        1. Resolution of The Travelers Life and Annuity Company Board of Directors authorizing the establishment of the Registrant. (Incorporated herein by reference to Exhibit 1 to the Registration Statement on Form N-4, File No. 333-82013, filed June 30, 1999.)

        2.        Not Applicable.

      3(a). Distribution and Principal Underwriting Agreement among the Registrant, The Travelers Life and Annuity Company and Travelers Distribution LLC .(Incorporated herein by reference to Exhibit c.1. to Post-Effective Amendment No. 3 to the Registration Statement on Form N-6, File No. 333-56952, filed February 7, 2003.)

      3(b). Form of Selling Agreement. (Incorporated herein by reference to Exhibit 3(b) to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942 filed April 15, 2001.)

      4(a). Form of Variable Annuity Contract. (Incorporated herein by reference to Exhibit 4 to the Registration Statement on Form N-4, file No. 333-100434, filed October 9, 2002.)

       4(b). Form of Guaranteed Minimum Withdrawal Rider. (Incorporated herein by reference to Exhibit 4 to Post-Effective Amendment No. 4 to the Registration Statement on Form N-4, file No. 333-101778, filed November 19, 2004.)

        5. Application. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-100434, filed February 28, 2003.)

      6(a). Charter of The Travelers Life and Annuity Company, as amended on April 10, 1990. (Incorporated herein by reference to Exhibit 6(a) to the Registration Statement on Form N-4, File No. 333-40191, filed November 13, 1998.)

       6(b) By-Laws of The Travelers Life and Annuity Company, as amended on October 20, 1994. (Incorporated herein by reference to Exhibit 6(b) to the Registration Statement on Form N-4, File No. 33-58131, filed via Edgar on March 17, 1995.)

        7. Specimen Reinsurance Agreement. (Incorporated herein by reference to Exhibit 7 to Post-Effective Amendment No. 2 to the Registration Statement on Form N-4, File No. 333-65942, filed April 15, 2003.)

        8. Form of Participation Agreement. (Incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 8 to the Registration Statement on Form N-4, File No. 333-82009 filed April 20, 2005.)

        9. Opinion of Counsel as to the legality of securities being registered. (Incorporated herein by reference to Exhibit 5 to the Registration Statement on Form N-4, File No. 333-100434, filed February 28, 2003.)

        10. Consent of KPMG LLP, Independent Registered Public Accounting Firm. Filed herewith.

        11        Not applicable.

        12.       Not applicable.

        13.       Not Applicable

        15. Powers of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson, Leland C. Launer, Jr., Lisa M. Weber, Stanley J. Talbi, and Joseph J. Prochaska, Jr. Filed herewith.

ITEM 25.      DIRECTORS AND OFFICERS OF THE DEPOSITOR

NAME AND PRINCIPAL               POSITIONS AND OFFICES
BUSINESS ADDRESS                 WITH INSURANCE COMPANY
----------------                 ----------------------

C. Robert Henrikson              Director, Chairman, President and
                                 Chief Executive Officer

Steven A. Kandarian              Executive Vice President and
                                 Chief Investment Officer

James L. Lipscomb                Executive Vice President and General Counsel

Gwenn L. Carr                    Senior Vice President and Secretary

Michael K. Farrell               Senior Vice President

Joseph J. Prochaska, Jr.         Senior Vice President and
                                 Chief Accounting Officer

Stanley J. Talbi                 Senior Vice President and
                                 Chief Financial Officer

Anthony J. Williamson            Senior Vice President and Treasurer

Steven J. Bash                   Vice President

Daniel D. Jordan                 Vice President and Assistant Secretary

Jonathan L. Rosenthal            Chief Hedging Officer

Leland C. Launer, Jr.            Director

Lisa M. Weber                    Director

Gregory M. Harrison              Assistant Treasurer

James W. Koeger                  Assistant Treasurer

Patricia M. Wersching            Assistant Treasurer

Joseph A. Zdeb                   Assistant Treasurer


Principal Business Address:

         Set forth above is a list of certain principal officers of The Travelers Life and Annuity Company. The principal business address of each officer of The Travelers Life and Annuity Company is One MetLife Plaza, 27-01 Queens Plaza North, Long Island, New York 11101.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

The Registrant and Depositor and ultimately controlled by MetLife, Inc. An organizational chart for MetLife, Inc. follows:

           ORGANIZATIONAL STRUCTURE OF METLIFE, INC. AND SUBSIDIARIES
                               AS OF JUNE 30, 2005

The following is a list of subsidiaries of MetLife, Inc. updated as of June 30, 2005. Those entities which are listed at the left margin (labeled with capital letters) are direct subsidiaries of MetLife, Inc. Unless otherwise indicated, each entity which is indented under another entity is a subsidiary of that other entity and, therefore, an indirect subsidiary of MetLife, Inc. Certain inactive subsidiaries have been omitted from the MetLife, Inc. organizational listing. The voting securities (excluding directors' qualifying shares, if any) of the subsidiaries listed are 100% owned by their respective parent corporations, unless otherwise indicated. The jurisdiction of domicile of each subsidiary listed is set forth in the parenthetical following such subsidiary.

A.    MetLife Group, Inc. (NY)

B.    MetLife Bank National Association (USA)

C.    Exeter Reassurance Company, Ltd. (Bermuda)

D.    MetLife Taiwan Insurance Company Limited (Taiwan)

E.    Metropolitan Tower Life Company (DE)

      1.    TH Tower NGP, LLC (DE)

      2. Partners Tower, L.P. - a 99% limited partnership interest of Partners Tower, L.P. is held by Metropolitan Tower Life Company and 1% general partnership interest is held by TH Tower NGP, LLC (DE)

      3.    TH Tower Leasing, LLC (DE)

F. MetLife Pensiones S.A. (Mexico)- 97.4738% is owned by Metlife, Inc. and 2.5262% is owned by Metropolitan Asset Management Corporation.

G. MetLife Chile Inversiones Limitada (Chile)- 99.9999999% is owned by MetLife, Inc. and 0.0000001% is owned by Natiloportem Holdings, Inc.

      1. MetLife Chile Seguros de Vida S.A. (Chile)- 99.99% is owned by MetLife Chile Inversiones Limitada, and 0.01% is owned by MetLife International Holdings, Inc.

            a) MetLife Chile Administradora de Mutuos Hipotecarios S.A. (Chile)- 99.99% is owned by MetLife Chile Seguros de Vida S.A., and 0.01% is owned by MetLife Chile Inversiones Limitada.

H. MetLife Mexico S.A. (Mexico)- 98.70541% is owned by Metlife, Inc., 1.27483% is owned by Metropolitan Asset Management Corporation and 0.01976% is owned by Metlife International Holdings, Inc.

      1. MetLife Afore, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Mexico S.A. (Mexico) and 0.01% is owned by MetLife Pensiones S.A.

            a) Met1 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

            b) Met2 SIEFORE, S.A. de C.V. (Mexico)- 99.99% is owned by MetLife Afore, S.A. and 0.01% is owned by MetLife Mexico S.A. (Mexico)

I. MetLife Mexico Servicios, S.A. de C.V. (Mexico)- 98% is owned by MetLife, Inc. and 2% is owned by MetLife International Holdings, Inc.

J.    Metropolitan Life Seguros de Vida S.A. (Uruguay)

K.    MetLife Securities, Inc. (DE)

L.    Enterprise General Insurance Agency, Inc. (DE)

      1.    MetLife General Insurance Agency of Texas, Inc. (DE)

      2.    MetLife General Insurance Agency of Massachusetts, Inc. (MA)

M.    Metropolitan Property and Casualty Insurance Company (RI)

      1.    Metropolitan General Insurance Company (RI)

      2.    Metropolitan Casualty Insurance Company (RI)

      3.    Metropolitan Direct Property and Casualty Insurance Company (RI)

      4.    Met P&C Managing General Agency, Inc. (TX)

      5.    MetLife Auto & Home Insurance Agency, Inc. (RI)

      6.    Metropolitan Group Property and Casualty Insurance Company (RI)

            a)    Metropolitan Reinsurance Company (U.K.) Limited (United
                  Kingdom)

      7.    Metropolitan Lloyds, Inc. (TX)

            a) Metropolitan Lloyds Insurance Company of Texas (TX)- Metropolitan Lloyds Insurance Company of Texas, an affiliated association, provides homeowner and related insurance for the Texas market. It is an association of individuals designated as underwriters. Metropolitan Lloyds, Inc., a subsidiary of Metropolitan Property and Casualty Insurance Company, serves as the attorney-in-fact and manages the association.

      8.    Economy Fire & Casualty Company (IL)

            a)    Economy Preferred Insurance Company (IL)

            b)    Economy Premier Assurance Company (IL)

N.    Cova Corporation (MO)

      1.    Texas Life Insurance Company (TX)

            a)    Texas Life Agency Services, Inc. (TX)

            b)    Texas Life Agency Services of Kansas, Inc. (KS)

      2.    Cova Life Management Company (DE)

O.    MetLife Investors Insurance Company (MO)

      1.    MetLife Investors Insurance Company of California (CA)

P.    First MetLife Investors Insurance Company (NY)

Q.    N.L. Holding Corp. (DEL) (NY)

      1.    Nathan & Lewis Associates, Inc. (NY)

            a)    Nathan and Lewis Insurance Agency of Massachusetts, Inc. (MA)

            b)    Nathan and Lewis Associates of Texas, Inc. (TX)

R.    Walnut Street Securities, Inc. (MO)

      1.    Walnut Street Advisers, Inc. (MO)

S.    Newbury Insurance Company, Limited (BERMUDA)

T.    MetLife Investors Group, Inc. (DE)

      1.    MetLife Investors USA Insurance Company (DE)

      2.    MetLife Investors Distribution Company (MO)

      3.    Met Investors Advisory, LLC (DE)

      4.    MetLife Investors Financial Agency, Inc. (TX)

U.    MetLife International Holdings, Inc. (DE)

      1.    Natiloportem Holdings, Inc. (DE)

            a)    Servicios Administrativos Gen, S.A. de C.V. (Mexico)

                  (1) MLA Comercial, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

                  (2) MLA Servicios, S.A. de C.V. (Mexico) 99% is owned by Servicios Administrativos Gen, S.A. de C.V. and 1% is owned by MetLife Mexico Cares, S.A. de C.V.

      2. MetLife India Insurance Company Private Limited (India)- 26% is owned by MetLife International Holdings, Inc. and 74% is owned by third parties.

      3.    Metropolitan Life Insurance Company of Hong Kong Limited (Hong
            Kong)- 99.9987% is owned by Metlife International Holdings, Inc. and 0.0013% is owned by Natiloporterm Holdings, Inc.

      4. Metropolitan Life Seguros de Retiro S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

      5. Metropolitan Life Seguros de Vida S.A. (Argentina)- 95% is owned by MetLife International Holdings, Inc. and 5% is owned by Natiloportem Holdings, Inc.

            a) Met AFJP S.A. (Argentina)- 95% of the shares of Met AFJP S.A. are owned by Metropolitan Life Seguros de Vida S.A. and 5% of the shares of Met AFJP S.A. are held by Metropolitan Seguros de Retiro S.A.

      6.    MetLife Insurance Company of Korea Limited (South Korea)

      7. Metropolitan Life Seguros e Previdencia Privada S.A. (Brazil)- 99.999999% is owned by MetLife International Holdings, Inc. and 0.000001% is owned by Natiloportem Holdings, Inc.

            a)    Soma Seguradora, S.A. (Brazil)

      8.    MetLife Global, Inc. (DE)

      9. MetLife Administradora de Fundos Multipatrocinados Ltda (Brazil) - 99.999978% is owned by MetLife International Holdings, Inc. and 0.000022% is owned by Natiloportem Holdings, Inc.

V.    Metropolitan Life Insurance Company (NY)

      1.    334 Madison Avenue BTP-D Holdings, LLC (DE)

      2.    334 Madison Avenue BTP-E Holdings, LLC (DE)

      3.    334 Madison Avenue Euro Investments, Inc. (DE)

            a) Park Twenty Three Investments Company (United Kingdom)- 99% of the voting control of Park Twenty Three Investments Company is held by 334 Madison Euro Investments, Inc. and 1% voting control is held by St. James Fleet Investments Two Limited.

                  (1) Convent Station Euro Investments Four Company (United Kingdom)- 99% of the voting control of Convent Station Euro Investments Four Company is held by Park Twenty Three Investments Company and 1% voting control is held by 334 Madison Euro Investments, Inc. as nominee for Park Twenty Three Investments Company.

      4. St. James Fleet Investments Two Limited (Cayman Islands)- 34% of the shares of St. James Fleet Investments Two Limited is held by Metropolitan Life Insurance Company.

      5. One Madison Investments (Cayco) Limited (Cayman Islands)- 89.9% of the voting control of One Madison Investments (Cayco) Limited is held by Metropolitan Life Insurance Company and 10.1% voting control is held by Convent Station Euro Investments Four Company.

      6. CRB Co, Inc. (MA)- AEW Real Estate Advisors, Inc. holds 49,000 preferred non-voting shares of CRB Co., Inc. and AEW Advisors, Inc. holds 1,000 preferred non-voting shares of CRB, Co., Inc.

      7.    GA Holding Corp. (MA)

      9.    L/C Development Corporation (CA)

      10.   Benefit Services Corporation (GA)

      11.   Thorngate, LLC (DE)

      12.   Alternative Fuel I, LLC (DE)

      13.   Transmountain Land & Livestock Company (MT)

      14.   MetPark Funding, Inc. (DE)

      15.   HPZ Assets LLC (DE)

      16.   MetDent, Inc. (DE)

      17.   Missouri Reinsurance (Barbados), Inc. (Barbados)

      18.   Metropolitan Tower Realty Company, Inc. (DE)

      19. P.T. MetLife Sejahtera (Indonesia)-95.21% of P.T. MetLife Sejahtera is held by Metropolitan Life Insurance Company

      20.   MetLife (India) Private Ltd. (India)

      21.   Metropolitan Marine Way Investments Limited (Canada)

      22.   MetLife Private Equity Holdings, LLC (DE)

      23. Sino-US MetLife Insurance Company, Ltd (China)- 50% of Sino-US MetLife Insurance Company is held by Metropolitan Life Insurance Company

      24.   23rd Street Investments, Inc. (DE)

            a) Mezzanine Investment Limited Partnership-BDR (DE). Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-BDR and 23rd Street Investments, Inc. is a 1% general partner.

            b) Mezzanine Investment Limited Partnership-LG (DE). 23rd Street Investments, Inc. is a 1% general partner of Mezzanine Investment Limited Partnership-LG. Metropolitan Life Insurance Company holds a 99% limited partnership interest in Mezzanine Investment Limited Partnership-LG.

      25.   Metropolitan Realty Management, Inc. (DE)

      26.   Hyatt Legal Plans, Inc. (DE)

            a)    Hyatt Legal Plans of Florida, Inc. (FL)

      27.   MetLife Holdings, Inc. (DE)

            a)    MetLife Credit Corp. (DE)

            b)    MetLife Funding, Inc. (DE)

      28.   Bond Trust Account A (MA)

      29.   Metropolitan Asset Management Corporation (DE)

            a) MetLife Capital Credit L.P. (DE)- 90% of MetLife Capital Credit L.P. is held directly by Metropolitan Life Insurance Company and 10% General Partnership interest of MetLife Capital Credit L.P. is held by Metropolitan Asset Management Corporation.

                  (1)   MetLife Capital CFLI Holdings, LLC (DE)

            b) MetLife Capital Limited Partnership (DE)- 73.78% Limited Partnership interest is held directly by Metropolitan Life Insurance Company and 9.58% Limited Partnership and 16.64% General Partnership interests are held by Metropolitan Asset Management Corporation.

            c) MetLife Investments Asia Limited (Hong Kong)- One share of MetLife Investments Asia Limited is held by W&C Services, Inc., a nominee of Metropolitan Asset Management Corporation.

            d) MetLife Investments Limited (United Kingdom)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            e) MetLife Investments, S.A. (Argentina)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

            f) MetLife Latin America Asesorias e Inversiones Limitada (Chile)- 23rd Street Investments, Inc. holds one share of MetLife Investments Limited and MetLife Investments, S.A. and 1% of MetLife Latin America Asesorias e Inversiones Limitada.

      30.   New England Life Insurance Company (MA)

            a)    MetLife Advisers, LLC (MA)

            b)    New England Securities Corporation (MA)

            c)    Omega Reinsurance Corporation (AZ)

      31.   GenAmerica Financial, LLC (MO)

            a)    GenAmerica Capital I (DE)

            b)    General American Life Insurance Company (MO)

                  (1)   Paragon Life Insurance Company (MO)

                  (2)   GenAmerica Management Corporation (MO)

                  (3)   Reinsurance Group of America, Incorporated (MO)

                        (a)   Reinsurance Company of Missouri, Incorporated (MO)

                              (i)   RGA Reinsurance Company (MO)

                                    (A)   Fairfield Management Group, Inc. (MO)

                                          (aa)  Reinsurance Partners, Inc. (MO)

                                          (bb)  Great Rivers Reinsurance
                                                Management, Inc. (MO)

                                          (cc)  RGA (U.K.) Underwriting Agency
                                                Limited (United Kingdom)

                              (ii)  RGA Worldwide Reinsurance Company Ltd.
                                    (Barbados)-67% is held by Reinsurance Group of America, Incorporated and 100% of the preferred stock is also held by Reinsurance Group of America Incorporated.

                              (iii) RGA Sigma Reinsurance SPC (Cayman Islands)

                              (iv)  RGA Americas Reinsurance Company, Ltd.
                                    (Barbados)

                              (v) RGA Reinsurance Company (Barbados) Ltd. (Barbados)

                                    (A)   RGA Financial Group, L.L.C. (DE)- 80%
                                          of RGA Financial Group, L.L.C. is held
                                          by RGA Reinsurance Company (Barbados)
                                          Ltd. and 20% of RGA Financial Group,
                                          LLC is held by RGA Reinsurance Company

                              (vi)  RGA Life Reinsurance Company of Canada
                                    (Canada)

                              (vii) RGA International Corporation (Nova Scotia)

                                    (A)   RGA Financial Products Limited
                                          (Canada)

                              (viii)RGA Holdings Limited (U.K.) (United Kingdom)

                                    (A)   RGA UK Services Limited (United
                                          Kingdom)

                                    (B)   RGA Capital Limited U.K. (United
                                          Kingdom)

                                    (C)   RGA Reinsurance (UK) Limited (United
                                          Kingdom)

                              (ix) RGA South African Holdings (Pty) Ltd. (South Africa)

                                    (A)   RGA Reinsurance Company of South
                                          Africa Limited (South Africa)

                              (x)   RGA Australian Holdings PTY Limited
                                    (Australia)

                                    (A)   RGA Reinsurance Company of Australia
                                          Limited (Australia)

                                    (B)   RGA Asia Pacific PTY, Limited
                                          (Australia)

                              (xi) General American Argentina Seguros de Vida, S.A. (Argentina)

                              (xii) Malaysia Life Reinsurance Group Berhad
                                    (Malaysia)- 30% interest of Malaysia Life
                                    Reinsurance Group Berhad is held by
                                    Reinsurance Group of America, Incorporated.

                              (xiii)RGA Technology Partners, Inc. (MO)

                              (xiv) RGA International Reinsurance Company
                                    (Ireland)

                              (XV)  RGA Capital Trust I

      32.   Corporate Real Estate Holdings, LLC (DE)

      33. Ten Park SPC (CAYMAN ISLANDS ) - 1% voting control is held by Metropolitan Asset Management Corporation

      34.   Tower Resources Group, Inc. (DE)

      35.   Headland Development Corporation (CA)

      36.   Headland - Pacific Palisades, LLC (CA)

      37.   Headland Properties Associates (CA)

      38.   Krisman, Inc. (MO)

      39.   Special Multi-Asset Receivables Trust (DE)

      40.   White Oak Royalty Company (OK)

      41.   500 Grant Street GP LLC (DE)

      42. 500 Grant Street Associates Limited Partnership (CT) - 99% is held by Metropolitan Life Insurance Company and 1% by 500 Grant Street GP LLC

X.    MetLife Capital Trust II (DE)

Y.    MetLife Capital Trust III (DE)

The voting securities (excluding directors' qualifying shares, if any) of each subsidiary shown on the organizational chart are 100% owned by their respective parent entity, unless otherwise indicated.

In addition to the entities shown on the organizational chart, MetLife, Inc. (or where indicated, a subsidiary) also owns interests in the following entities:

1) Metropolitan Life Insurance Company owns varying interests in certain mutual funds distributed by its affiliates. These ownership interests are generally expected to decrease as shares of the funds are purchased by unaffiliated investors.

2) Metropolitan Life Insurance Company indirectly owns 100% of the non-voting preferred stock of Nathan and Lewis Associates Ohio, Incorporated, an insurance agency. 100% of the voting common stock of this company is held by an individual who has agreed to vote such shares at the direction of N.L. HOLDING CORP. (DEL), a direct wholly owned subsidiary of MetLife, Inc.

3) Mezzanine Investment Limited Partnerships ("MILPs"), Delaware limited partnerships, are investment vehicles through which investments in certain entities are held. A wholly owned subsidiary of Metropolitan Life Insurance Company serves as the general partner of the limited partnerships and Metropolitan Life Insurance Company directly owns a 99% limited partnership interest in each MILP. The MILPs have various ownership and/or debt interests in certain companies.

4) New England Life Insurance Company ("NELICO"), owns 100% of the voting stock of Omega Reinsurance Corporation. NELICO does not have a financial interest in this subsidiary.

5) The Metropolitan Money Market Pool and MetLife Intermediate Income Pool are pass-through investment pools, of which Metropolitan Life Insurance Company and/or its subsidiaries and/or affiliates are general partners.

NOTE: THE METLIFE, INC. ORGANIZATIONAL CHART DOES NOT INCLUDE REAL ESTATE JOINT VENTURES AND PARTNERSHIPS OF WHICH METLIFE, INC. AND/OR ITS SUBSIDIARIES IS AN INVESTMENT PARTNER. IN ADDITION, CERTAIN INACTIVE SUBSIDIARIES HAVE ALSO BEEN OMITTED.

On July 1, 2005, MetLife, Inc. completed the acquisition of Citigroup's Travelers Life & Annuity businesses, including The Travelers Insurance Company and The Travelers Life and Annuity Company, and substantially all of Citigroup's international insurance businesses.

ITEM 27.      NUMBER OF CONTRACT OWNERS

As of July 31, 2005, 183 Contract Owners held qualified and non-qualified contracts offered by the Registrant.

ITEM 28.      INDEMNIFICATION

Sections 33-770 to 33-778, inclusive of the Connecticut General Statutes ("C.G.S.") regarding indemnification of directors and officers of Connecticut corporations provides in general that Connecticut corporations shall indemnify their officers, directors and certain other defined individuals against judgments, fines, penalties, amounts paid in settlement and reasonable expenses actually incurred in connection with proceedings against the corporation. The corporation's obligation to provide such indemnification generally does not apply unless (1) the individual is wholly successful on the merits in the defense of any such proceeding; or (2) a determination is made (by persons specified in the statute) that the individual acted in good faith and in the best interests of the corporation and in all other cases, his conduct was at least not opposed to the best interests of the corporation, and in a criminal case he had no reasonable cause to believe his conduct was unlawful; or (3) the court, upon application by the individual, determines in view of all of the circumstances that such person is fairly and reasonably entitled to be indemnified, and then for such amount as the court shall determine. With respect to proceedings brought by or in the right of the corporation, the statute provides that the corporation shall indemnify its officers, directors and certain other defined individuals, against reasonable expenses actually incurred by them in connection with such proceedings, subject to certain limitations.

C.G.S. Section 33-778 provides an exclusive remedy; a Connecticut corporation cannot indemnify a director or officer to an extent either greater or less than that authorized by the statute, e.g., pursuant to its certificate of incorporation, by-laws, or any separate contractual arrangement. However, the statute does specifically authorize a corporation to procure indemnification insurance to provide greater indemnification rights. The premiums for such insurance may be shared with the insured individuals on an agreed basis.

The Depositor's parent, MetLife, Inc. has secured a Financial Institution Bond in the amount of $50,000,000, subject to a $5,000,000 deductible. MetLife maintains Directors' and Officers' Liability insurance coverage with limits of $400 million under which the Depositor and Travelers Distribution LLC, the Registrant's underwriter (the "Underwriter"), as well as certain other subsidiaries of MetLife are covered.

RULE 484 UNDERTAKING

Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 29. PRINCIPAL UNDERWRITER

(a)    Travelers Distribution LLC
       One Cityplace
       Hartford, CT 06103-3415

Travelers Distribution LLC also serves as principal underwriter and distributor for the following funds:

The Travelers Fund U for Variable Annuities, The Travelers Fund VA for Variable Annuities, The Travelers Fund BD for Variable Annuities, The Travelers Fund BD II for Variable Annuities, The Travelers Fund BD III for Variable Annuities, The Travelers Fund BD IV for Variable Annuities, The Travelers Fund ABD II for Variable Annuities, The Travelers Separate Account PF for Variable Annuities, The Travelers Separate Account PF II for Variable Annuities, The Travelers Separate Account QP for Variable Annuities, The Travelers Separate Account TM for Variable Annuities, The Travelers Separate Account TM II for Variable Annuities, The Travelers Separate Account Five for Variable Annuities, The Travelers Separate Account Six for Variable Annuities, The Travelers Separate Account Seven for Variable Annuities, The Travelers Separate Account Eight for Variable Annuities, The Travelers Separate Account Nine for Variable Annuities, The Travelers Separate Account Ten for Variable Annuities, The Travelers Fund UL for Variable Life Insurance, The Travelers Fund UL II for Variable Life Insurance, The Travelers Fund UL III for Variable Life Insurance, The Travelers Variable Life Insurance Separate Account One, The Travelers Variable Life Insurance Separate Account Two, The Travelers Variable Life Insurance Separate Account Three, The Travelers Variable Life Insurance Separate Account Four, The Travelers Separate Account MGA, The Travelers Separate Account MGA II, The Travelers Growth and Income Stock Account for Variable Annuities, The Travelers Quality Bond Account for Variable Annuities, The Travelers Money Market Account for Variable Annuities, The Travelers Timed Growth and Income Stock Account for Variable Annuities, The Travelers Timed Short-Term Bond Account for Variable Annuities and The Travelers Timed Aggressive Stock Account for Variable Annuities, Citicorp Life Variable Annuity Separate Account and First Citicorp Life Variable Annuity Separate Account, TIC Separate Account Eleven for Variable Annuities, TLAC Separate Account Twelve for Variable Annuities, TIC Separate Account Thirteen for Variable Annuities, TLAC Separate Account Fourteen for Variable Annuities, TIC Variable Annuity Separate Account 2002, and TLAC Variable Annuity Separate Account 2002.


(b)    NAME AND PRINCIPAL          POSITIONS AND OFFICES
       BUSINESS ADDRESS            WITH UNDERWRITER
       ----------------            ----------------

       Leslie Sutherland           President

       Steven J. Brash             Vice President

       Debora L. Buffington        Vice President, Director of Compliance

       Charles M. Deuth            Vice President, National Accounts

       Anthony J. Dufault          Vice President

       James R. Fitzpatrick        Vice President

       Elizabeth M. Forget         Vice President and
                                   Chief Marketing Officer

       Helayne F. Klier            Vice President

       Paul M. Kos                 Vice President

       Paul A. LaPiana             Vice President, Life Insurance
                                   Distribution Division

       Richard C. Pearson          Vice President and Secretary

       John E. Petersen            Vice President

       Robert H. Petersen          Vice President and
                                   Chief Financial Officer

       Deron J. Richens            Vice President

       Paul A. Smith               Vice President

       Cathy Sturdivant            Vice President

       Paulina Vakouros            Vice President

       Edward C. Wilson            Vice President and
                                   Chief Distribution Officer

       James R. Allen              Assistant Vice President

       Robert H. Bruce             Assistant Vice President

       Jeffrey A. Tupper           Assistant Vice President

       Anthony J. Williamson       Treasurer

       Jonnie L. Crawford          Assistant Secretary

       Gregory M. Harrison         Assistant Treasurer

       James W. Koeger             Assistant Treasurer

       Michael K. Farrell          Manager

       William J. Toppeta          Manager

* Set forth above is a list of certain principal officers of Travelers Distribution LLC. The principal business address of each officer of Travelers Distribution LLC is One MetLife Plaza, 27-01 Queens Plaza North, Long Island, New York 11101.

(c)    Not Applicable

ITEM 30.      LOCATION OF ACCOUNTS AND RECORDS

(1)    The Travelers Life and Annuity Company
       One Cityplace
       Hartford, Connecticut  06103-3415

ITEM 31.      MANAGEMENT SERVICES

Not Applicable.

ITEM 32.      UNDERTAKINGS

The undersigned Registrant hereby undertakes:

(a) To file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than sixteen months old for so long as payments under the variable annuity contracts may be accepted;

(b) To include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and

(c) To deliver any Statement of Additional Information and any financial statements required to be made available under this Form N-4 promptly upon written or oral request.

The Company hereby represents:

(a) That the aggregate charges under the Contracts of the Registrant described herein are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

                                   SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to this registration statement and has caused this amendment to this registration statement to be signed on its behalf, in the City of Hartford, and State of Connecticut, on this 19th day of September, 2005.


                   TLAC VARIABLE ANNUITY SEPARATE ACCOUNT 2002
                                  (Registrant)


                     THE TRAVELERS LIFE AND ANNUITY COMPANY
                                   (Depositor)


                         By: /s/ Daniel D. Jordan
                             ---------------------------------------------------
                             Daniel D. Jordan, Vice President and Assistant Secretary


As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities indicated on the 19th day of September, 2005.


*C. ROBERT HENRIKSON                    Director, Chairman, President and Chief
---------------------------------       Executive Officer
(C. Robert Henrikson)

*STANLEY J. TALBI                       Senior Vice President and Chief
---------------------------------       Financial Officer
(Stanley J. Talbi)

*JOSEPH J. PROCHASKA, Jr.               Senior Vice President and Chief
---------------------------------       Accounting Officer
(Joseph J. Prochaska, Jr.)

*LELAND C. LAUNER, Jr.                  Director
---------------------------------
(Leland C. Launder, Jr.)

*LISA M. WEBER                          Director
---------------------------------
(Lisa M. Weber)



*By: /s/ Mary K. Johnson, Attorney-in-Fact

                                  EXHIBIT INDEX

  EXHIBIT NO.    DESCRIPTION
  -----------    -----------

      10.        Consent of KPMG LLP, Independent Registered Public Accounting
                 Firm.

     15(a) Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for C. Robert Henrikson.

     15(b) Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for Leland C. Launer.

     15(c) Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for Lisa M. Weber.

     15(d) Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for Stanley J. Talbi.

     15(e) Power of Attorney authorizing Michele H. Abate, Thomas S. Clark, John E. Connolly, Jr., Mary K. Johnson, James L. Lipscomb, Gina C. Sandonato, Myra L. Saul, and Marie C. Swift as signatory for Joseph J. Prochaska, Jr.